UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of July 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.8%
	China — 65.3%
152	3SBio, Inc. (a) (e)	191
38	AAC Technologies Holdings, Inc.	504
12	Alibaba Group Holding Ltd., ADR (a)	1,854
80	ANTA Sports Products Ltd.	274
1,375	Bank of China Ltd., Class H	676
138	Brilliance China Automotive Holdings Ltd.	349
687	CGN Power Co. Ltd., Class H (e)	188
173	China Everbright International Ltd.	226
113	China Medical System Holdings Ltd.	193
162	China Merchants Bank Co. Ltd., Class H	532
92	China Resources Gas Group Ltd.	348
72	China Resources Land Ltd.	231
96	China State Construction International Holdings Ltd.	155
72	China Taiping Insurance Holdings Co. Ltd.	215
70	China Yangtze Power Co. Ltd., Class A	158
352	CNOOC Ltd.	394
150	CSPC Pharmaceutical Group Ltd.	234
6	Ctrip.com International Ltd., ADR (a)	364
17	Dong-E-E-Jiao Co. Ltd., Class A	162
192	Guangdong Investment Ltd.	270
11	Hangzhou Robam Appliances Co. Ltd., Class A	64
16	Han’s Laser Technology Industry Group Co. Ltd., Class A	84
17	JD.com, Inc., ADR (a)	781
35	Jiangsu Hengrui Medicine Co. Ltd., Class A	268
2	Kweichow Moutai Co. Ltd., Class A	122
206	Nexteer Automotive Group Ltd. (a)	355
5	Noah Holdings Ltd., ADR (a)	169
134	Ping An Insurance Group Co. of China Ltd., Class H	988
115	Qingdao Haier Co. Ltd., Class A	241
30	SAIC Motor Corp. Ltd., Class A	134
24	Shenzhen Sunway Communication Co. Ltd., Class A	136
30	Shenzhou International Group Holdings Ltd.	200
10	Silergy Corp.	196
21	Spring Airlines Co. Ltd., Class A	99
21	Suofeiya Home Collection Co. Ltd., Class A	124
54	Tencent Holdings Ltd.	2,163
11	Yunnan Baiyao Group Co. Ltd., Class A	149
59	Zhejiang Weixing New Building Materials Co. Ltd., Class A	162

		13,953

SHARES	SECURITY DESCRIPTION	VALUE($)
	Hong Kong — 10.8%
129	AIA Group Ltd.	1,012
52	Cheung Kong Property Holdings Ltd.	422
60	IMAX China Holding, Inc. (a) (e)	159
54	Sands China Ltd.	252
460	Truly International Holdings Ltd.	154
331	WH Group Ltd. (e)	310

		2,309

	Macau — 1.1%
133	MGM China Holdings Ltd.	243

	Singapore — 1.0%
40	BOC Aviation Ltd. (e)	206

	Taiwan — 16.6%
237	China Life Insurance Co. Ltd.	251
12	Global PMX Co. Ltd.	68
3	Largan Precision Co. Ltd.	547
33	Macauto Industrial Co. Ltd.	216
30	President Chain Store Corp.	254
5	Silicon Motion Technology Corp., ADR	206
46	Taiwan Paiho Ltd.	192
47	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,679
332	Yuanta Financial Holding Co. Ltd.	142

		3,555

	Total Common Stocks (Cost $12,279)	20,266

Structured Instruments — 4.3%
	China — 4.3%
	Low Exercise Cash Settled Call Warrants — 4.3%
58	GoerTek, Inc., expiring 07/26/18 (Strike Price $1.00) (issued through UBS AG) (a)	166
65	Hangzhou Hikvision Digital Technology Co. Ltd., expiring 10/27/17 (Strike Price $0.00) (issued through UBS AG) (a)	288
23	Hangzhou Robam Appliances Co. Ltd., expiring 10/27/17 (Strike Price $0.00) (issued through UBS AG) (a)	140
33	Han’s Laser Technology Industry Group Co. Ltd., expiring 11/06/17 (Strike Price $0.00) (issued through Morgan Stanley) (a) (e)	178
46	Luxshare Precision Industry Co. Ltd., expiring 07/27/18 (Strike Price $1.00) (issued through UBS AG) (a)	144

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Total Structured Instruments (Cost $674)	916

	Total Investments — 99.1% (Cost $12,953)	21,182
	Other Assets in Excess of Liabilities — 0.9%	185

	NET ASSETS — 100.0%	$21,367

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet Software & Services	19.0%
Insurance	11.6
Semiconductors & Semiconductor Equipment	9.8
Capital Markets	5.8
Banks	5.7
Electronic Equipment, Instruments & Components	5.7
Internet & Direct Marketing Retail	5.4
Pharmaceuticals	4.7
Textiles, Apparel & Luxury Goods	3.1
Real Estate Management & Development	3.1
Auto Components	3.0
Hotels, Restaurants & Leisure	2.3
Automobiles	2.3
Household Durables	2.0
Oil, Gas & Consumable Fuels	1.9
Gas Utilities	1.6
Independent Power and Renewable Electricity Producers	1.6
Food Products	1.5
Water Utilities	1.3
Food & Staples Retailing	1.2
Commercial Services & Supplies	1.1
Trading Companies & Distributors	1.0
Others (each less than 1.0%)	5.3

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,438
Aggregate gross unrealized depreciation	(209)

Net unrealized appreciation/depreciation	$8,229

Federal income tax cost of investments	$12,953

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$4,354	$9,599	$—	$13,953
Hong Kong	—	2,309	—	2,309
Macau	—	243	—	243
Singapore	29	177	—	206
Taiwan	1,885	1,670	—	3,555

Total Common Stocks	6,268	13,998	—	20,266

Structured Instruments
China	—	916	—	916

Total Investments in Securities	$6,268	$14,914	$—	$21,182

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 2 to level 1 in the amount of approximately $590,000 are due to the non-application of the fair value factors to certain securities during the period ended July 31, 2017.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 94.0%
	Certificates of Deposit — 10.5%
2,400,000	China Construction Bank Corp., (China), 1.550%, 08/18/17	2,400,214
500,000	Credit Industriel et Commercial, (France), VAR, 1.394%, 03/09/18	499,973
2,400,000	Industrial & Commercial Bank of China Ltd., (China), 1.550%, 08/21/17	2,400,236
2,000,000	Landesbk Hessen-thur Fixed, (Germany), 1.250%, 09/19/17	2,000,122
1,000,000	Mitsubishi UFJ Trust & Banking Corp., (Japan), VAR, 1.417%, 12/04/17	1,000,002
1,100,000	Natixis SA, (France), 1.340%, 10/19/17	1,100,197
3,600,000	Norinchukin Bank, (Japan), VAR, 1.394%, 11/30/17	3,600,490
3,500,000	Wells Fargo Bank NA, VAR, 1.424%, 06/01/18	3,500,378

	Total Certificates of Deposit (Cost $16,500,000)	16,501,612

	Commercial Paper — 61.9% (n)
3,600,000	3M Co., 1.071%, 08/07/17	3,599,251
2,000,000	ABN AMRO Funding USA LLC, (Netherlands), 1.225%, 09/12/17 (e)	1,997,040
2,300,000	Alpine Securitization Corp., (Switzerland), VAR, 1.527%, 12/01/17 (e)	2,301,596
3,000,000	American Honda Finance Corp., 1.132%, 09/12/17	2,995,954
2,300,000	Antalis SA, (Jersey), 1.254%, 09/06/17 (e)	2,297,033
3,600,000	Apple, Inc., 1.101%, 08/09/17 (e)	3,599,035
1,000,000	ASB Finance Ltd., (New Zealand), VAR, 1.324%, 12/12/17 (e)	1,000,015
3,700,000	Automatic Data Processing, Inc., 1.140%, 08/03/17 (e)	3,699,672
1,225,000	Bank of China Ltd., (China), 1.553%, 08/22/17 (e)	1,223,892
3,600,000	BMW US Capital LLC, (Germany), 1.090%, 08/02/17	3,599,781
6,000,000	Bridgestone Americas, Inc., (Japan), 1.090%, 08/01/17 (e)	5,999,810
2,000,000	Cancara Asset Securitisation LLC, 1.143%, 08/15/17	1,998,992
2,500,000	CDP Financial, Inc., (Canada), 1.215%, 09/07/17 (e)	2,496,952
3,550,000	Cedar Springs Capital Company LLC, 1.224%, 08/25/17 (e)	3,546,753
	Coca-Cola Co. (The),
1,595,000	1.121%, 08/11/17 (e)	1,594,476
2,000,000	1.121%, 08/16/17 (e)	1,999,039
1,998,000	Colgate-Palmolive Co., 1.071%, 08/04/17	1,997,763
2,000,000	Danske Corp., (Denmark), 1.154%, 08/21/17 (e)	1,998,346
1,200,000	DCAT LLC, 1.321%, 08/03/17	1,199,873

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
3,575,000	Exxon Mobil Corp., 1.071%, 08/10/17	3,573,943
3,000,000	Fairway Finance Co. LLC, VAR, 1.346%, 12/18/17 (e)	3,000,243
3,600,000	General Electric Co., 1.101%, 08/18/17	3,598,031
2,400,000	Honeywell International, Inc., 1.090%, 08/09/17 (e)	2,399,339
3,000,000	La Fayette Asset Securitization LLC, 1.174%, 08/15/17 (e)	2,998,488
3,000,000	Liberty Street Funding LLC, 1.235%, 09/12/17 (e)	2,995,489
2,400,000	Macquarie Bank Ltd., (Australia), 1.345%, 10/25/17	2,392,357
	Nieuw Amsterdam Receivables Corp.,
3,000,000	1.163%, 08/15/17 (e)	2,998,462
500,000	1.244%, 09/06/17 (e)	499,345
3,000,000	Ontario Teachers’ Finance Trust, (Canada), 1.411%, 01/08/18 (e)	2,981,686
	PACCAR Financial Corp.,
1,530,000	1.121%, 08/09/17	1,529,559
2,071,000	1.131%, 08/03/17	2,070,803
3,500,000	Ridgefield Funding Co. LLC, 1.306%, 10/03/17 (e)	3,492,067
3,500,000	Thunder Bay Funding LLC, VAR, 1.452%, 05/31/18 (e)	3,499,713
1,300,000	Toronto-Dominion Bank (The), (Canada), VAR, 1.357%, 03/02/18 (e)	1,299,951
3,500,000	Toyota Credit Canada, Inc., (Canada), 1.274%, 09/14/17	3,495,100
2,400,000	Unilever Capital Corp., (United Kingdom), 1.060%, 08/02/17 (e)	2,399,854
3,600,000	Wal-Mart Stores, Inc., 1.131%, 08/21/17 (e)	3,597,724

	Total Commercial Paper (Cost $97,967,946)	97,967,427

	U.S. Government Agency Security — 5.5%
8,770,000	FHLMC, 0.950%, 08/01/17 (n) (Cost $8,770,000)	8,770,000

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Investment Companies — 16.1%
3,061,093	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.180% (b) (l) †	3,062,011
22,384,808	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.860% (b) (l)	22,384,808

	Total Investment Companies (Cost $25,808,288)	25,446,819

	Total Investments — 94.0% (Cost $149,046,234)	148,685,858
	Other Assets in Excess of Liabilities — 6.0%	9,550,235

	NET ASSETS — 100.0%	$158,236,093

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
101	Lean Hogs Futures	08/14/17	USD	$3,244,120	$149,712
207	WTI Crude Oil Futures	08/21/17	USD	10,385,190	181,200
215	Natural Gas Futures	08/29/17	USD	6,007,100	(1,383,011)
3	Gasoline RBOB Futures	08/31/17	USD	211,252	26,175
3	LME Nickel Futures	09/18/17	USD	183,465	22,680
9	LME Primary Aluminum Futures	09/18/17	USD	429,413	1,298
3	LME Zinc Futures	09/18/17	USD	209,231	8,929
1,330	Crude Oil Futures	09/19/17	USD	66,845,800	5,263,328
364	Globex Gasoline RBOB Futures	09/28/17	USD	23,844,694	2,119,496
109	Brent Crude Oil Futures	09/29/17	USD	5,762,830	615,605
220	Natural Gas Futures	10/27/17	USD	6,424,000	(1,012,574)
2	NY Harbor ULSD Futures	10/31/17	USD	140,414	5,413
587	WTI Crude Oil Futures	11/17/17	USD	29,620,020	855,488
6	Copper Futures	12/27/17	USD	436,875	19,522
4	Gold 100 OZ Futures	12/27/17	USD	509,360	780
115	Brent Crude Oil Futures	01/31/18	USD	6,129,500	491,453
	Short Futures Outstanding
(27)	Natural Gas Futures	08/29/17	USD	(754,380)	112,969
(9)	Live Cattle Futures	08/31/17	USD	(403,200)	14,063
(3)	LME Nickel Futures	09/18/17	USD	(183,465)	594
(9)	LME Primary Aluminum Futures	09/18/17	USD	(429,413)	5,766
(3)	LME Zinc Futures	09/18/17	USD	(209,231)	(12,422)
(15)	Sugar No. 11 (World) Futures	09/29/17	USD	(250,488)	(22,221)
(1,330)	Crude Oil Futures	10/19/17	USD	(66,992,100)	(5,150,571)
(364)	Globex Gasoline RBOB Futures	10/30/17	USD	(23,338,661)	(1,953,228)
(587)	Brent Crude Oil Futures	10/31/17	USD	(31,122,740)	(981,446)
(8)	Wheat Futures	03/14/18	USD	(208,300)	3,176

					$(617,826)

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Return Swaps on Commodities
SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	VALUE
Macquarie Bank Ltd.
	Long Positions
	CME Live Cattle June 2017 Futures	08/03/2017	$5,400,000	$(415,030)
	COMEX Gold June 2017 Futures	11/28/2017	14,600	153,933
	CBOT Corn July 2017 Futures	11/28/2017	3,225,000	(116,447)
	CBOT Soybean Oil December 2017 Futures	02/26/2018	13,080,000	311,708
	CBOT Soybean July 2017 Futures	10/27/2017	920,000	624,896
	CBOT Wheat July 2017 Futures	02/26/2018	1,300,000	(33,885)
	CBOT Wheat July 2017 Futures	08/29/2017	420,000	(75,000)
	CBOT Soybean Meal July 2017 Futures	11/28/2017	14,600	277,036
	COMEX Silver July 2017 Futures	11/28/2017	390,000	(7,575)
	CBOT Wheat July 2017 Futures	10/31/2017	3,570,000	729,816

				$1,449,452

Return Swaps on Commodities Indices
SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	VALUE
Macquarie Bank Ltd.
	Long Positions
	BBG Industrial Metals Index	12/04/2017	$5,211,000	$625,163
	BBG Softs Index	09/21/2017	8,633,000	1,158,192
	BBG Industrial Metals Index	09/21/2017	28,023,000	2,152,419

				$3,935,774

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

Brent	—	Broom, Rannoch, Etieve, Ness, Tarbat
FHLMC	—	Federal Home Loan Mortgage Corp.
LME	—	London Metal Exchange
RBOB	—	Reformulated Blendstock for Oxygenate Blending
ULSD	—	Ultra Low Sulfur Diesel
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2017.
WTI	—	West Texas Intermediate
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of July 31, 2017.
(n)	—	The rate shown is the effective yield as of July 31, 2017.
†	—	The value of investments restricted as collateral for swaps to the broker is $3,051,029.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$4,469
Aggregate gross unrealized depreciation	(364,845)

Net unrealized appreciation/depreciation	$(360,376)

Federal income tax cost of investments	$149,046,234

Commodities Strategy Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on September 5, 2012 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$25,446,819	$123,239,039	$—	$148,685,858

Appreciation in Other Financial Instruments
Futures Contracts	$9,897,647	$—	$—	$9,897,647
Swaps	—	6,033,163	—	6,033,163

Total Appreciation in Other Financial Instruments	$9,897,647	$6,033,163	$—	$15,930,810

Depreciation in Other Financial Instruments
Futures Contracts	$(10,515,473)	$—	$—	$(10,515,473)
Swaps	—	(647,937)	—	(647,937)

Total Depreciation in Other Financial Instruments	$(10,515,473)	$(647,937)	$—	$(11,163,410)

(a)	Portfolio holdings designated as level 1 and level 2 are disclosed individually on the CSOI. Level 1 consists of money market mutual funds that are held for daily investments of cash. Please refer to the CSOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2017.

B. Derivatives — The Fund used derivative instruments including futures and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions, including physical commodities, commodities futures and commodity futures indices to obtain long and short exposure to commodities markets. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for Over the Counter Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Return Swaps on Commodities and Commodity Indices

The Fund used return swaps on physical commodities, commodities futures and commodity futures indices to obtain long and short exposure to commodities markets. The value of a swap agreement is recorded at the beginning of the measurement period. Swaps on commodity futures and commodity indices values are based on the values of underlying commodity spot prices or futures contracts, using the last sale or closing price from the principal exchange on which the contract is traded. Under some circumstances, commodity futures exchanges may establish daily limits on the amount that the price of a commodity futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions. Realized gain or loss is recorded upon termination of a swap and is based on the difference between the contract price and market price of the underlying instrument or when an offsetting position is entered into. Return swaps on commodity indices are subject to monthly/quarterly resets. Realized gain or loss is recorded on reset date of the swap and is based on the difference between contract and market price of underlying instrument.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 54.2%
	Consumer Discretionary — 8.3%
	Auto Components — 0.4%
10,500	Delphi Automotive plc	949,410
29,486	Gentex Corp.	501,852
3,708	Linamar Corp., (Canada)	203,222

		1,654,484

	Diversified Consumer Services — 0.3%
26,200	H&R Block, Inc.	799,100
10,974	Nord Anglia Education, Inc., (Hong Kong) (a)	361,154

		1,160,254

	Hotels, Restaurants & Leisure — 1.1%
4,500	Buffalo Wild Wings, Inc. (a)	483,750
77,960	ClubCorp Holdings, Inc.	1,321,422
50,800	La Quinta Holdings, Inc. (a)	757,428
10,700	SeaWorld Entertainment, Inc.	164,566
23,600	Sonic Corp.	558,376
1,972	Wyndham Worldwide Corp.	205,818
10,200	Yum Brands, Inc.	769,896

		4,261,256

	Household Durables — 0.2%
27,059	Taylor Morrison Home Corp., Class A (a)	612,075

	Leisure Products — 0.5%
15,300	Bandai Namco Holdings, Inc., (Japan)	531,879
25,300	Heiwa Corp., (Japan)	556,585
10,800	Sturm Ruger & Co., Inc.	622,080

		1,710,544

	Media — 2.4%
12,900	AMC Networks, Inc., Class A (a)	824,955
10,100	CBS Corp. (Non-Voting), Class B	664,883
21,837	Discovery Communications, Inc., Class C (a)	505,090
10,240	John Wiley & Sons, Inc., Class A	565,760
9,766	Meredith Corp.	580,589
6,247	Omnicom Group, Inc.	491,889
52,818	Scripps Networks Interactive, Inc., Class A	4,616,821
14,366	Sinclair Broadcast Group, Inc., Class A	517,894

		8,767,881

	Multiline Retail — 0.4%
16,075	Dillard’s, Inc., Class A	1,186,656
3,504	Target Corp.	198,572

		1,385,228

	Specialty Retail — 2.6%
14,503	Aaron’s, Inc.	671,199
21,762	American Eagle Outfitters, Inc.	257,662
86,537	Cabela’s, Inc. (a)	4,930,878

SHARES	SECURITY DESCRIPTION	VALUE($)
	Specialty Retail — continued
60,418	Chico’s FAS, Inc.	552,825
11,748	Dick’s Sporting Goods, Inc.	438,670
34,600	Michael’s Cos., Inc. (The) (a)	696,844
93,913	Rent-A-Center, Inc.	1,241,530
23,500	Select Comfort Corp. (a)	794,535

		9,584,143

	Textiles, Apparel & Luxury Goods — 0.4%
3,400	Deckers Outdoor Corp. (a)	220,524
4,915	PVH Corp.	586,310
22,877	Wolverine World Wide, Inc.	645,132

		1,451,966

	Total Consumer Discretionary	30,587,831

	Consumer Staples — 4.3%
	Beverages — 0.3%
6,212	Dr Pepper Snapple Group, Inc.	566,286
4,844	PepsiCo, Inc.	564,859

		1,131,145

	Food & Staples Retailing — 2.2%
7,000	CVS Health Corp.	559,510
10,600	Matsumotokiyoshi Holdings Co. Ltd., (Japan)	653,657
335,246	Metcash Ltd., (Australia)	702,891
4,720	SpartanNash Co.	130,933
10,007	Sysco Corp.	526,568
6,305	Walgreens Boots Alliance, Inc.	508,624
8,266	Wal-Mart Stores, Inc.	661,197
110,918	Whole Foods Market, Inc.	4,631,936

		8,375,316

	Food Products — 1.2%
7,234	Bunge Ltd.	567,073
9,692	Campbell Soup Co.	512,028
4,169	J&J Snack Foods Corp.	547,807
13,674	Lamb Weston Holdings, Inc.	601,382
8,500	Morinaga & Co. Ltd., (Japan)	487,164
18,500	Nichirei Corp., (Japan)	519,952
4,616	Sanderson Farms, Inc.	603,542
7,776	Tyson Foods, Inc., Class A	492,687

		4,331,635

	Household Products — 0.6%
16,754	Central Garden & Pet Co., Class A (a)	515,353
4,334	Kimberly-Clark Corp.	533,776
6,342	Procter & Gamble Co. (The)	575,980
4,045	Spectrum Brands Holdings, Inc.	466,955

		2,092,064

	Total Consumer Staples	15,930,160

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy — 2.4%
	Energy Equipment & Services — 1.1%
47,826	Archrock, Inc.	523,695
8,714	Baker Hughes a GE Co.	321,459
4,800	Basic Energy Services, Inc. (a)	107,520
10,451	Helmerich & Payne, Inc.	529,030
59,735	Nabors Industries Ltd.	460,557
14,474	National Oilwell Varco, Inc.	473,444
84,728	Noble Corp. plc	338,912
19,703	Patterson-UTI Energy, Inc.	381,056
26,982	RPC, Inc.	558,797
20,957	Unit Corp. (a)	376,807

		4,071,277

	Oil, Gas & Consumable Fuels — 1.3%
29,867	ARC Resources Ltd., (Canada)	411,802
5,000	Bonanza Creek Energy, Inc. (a)	145,200
34,888	CONSOL Energy, Inc. (a)	584,723
24,165	Delek US Energy, Inc.	630,948
3,300	Energen Corp. (a)	175,824
11,596	Halcon Resources Corp. (a)	76,070
23,134	HollyFrontier Corp.	667,184
17,100	Idemitsu Kosan Co. Ltd., (Japan)	415,043
11,469	Marathon Petroleum Corp.	642,149
6,800	Peabody Energy Corp. (a)	190,672
602	PrairieSky Royalty Ltd., (Canada)	14,949
3,800	SandRidge Energy, Inc. (a)	73,378
61,100	Showa Shell Sekiyu KK, (Japan)	665,547
—(h)	Southwestern Energy Co. (a)	2
9,900	Stone Energy Corp. (a)	213,642

		4,907,133

	Total Energy	8,978,410

	Financials — 4.3%
	Banks — 1.0%
7,880	Bank of Montreal, (Canada)	597,660
10,240	Bank of Nova Scotia (The), (Canada)	637,931
18,700	CIT Group, Inc.	891,055
8,460	Royal Bank of Canada, (Canada)	631,133
10,446	Toronto-Dominion Bank (The), (Canada)	538,491
46,278	Valley National Bancorp	549,783

		3,846,053

	Capital Markets — 0.5%
46,076	BGC Partners, Inc., Class A	581,019
19,242	IGM Financial, Inc., (Canada)	647,599
17,800	Legg Mason, Inc.	712,178

		1,940,796

SHARES	SECURITY DESCRIPTION	VALUE($)
	Consumer Finance — 0.2%
47,200	Navient Corp.	696,200

	Insurance — 2.4%
5,484	American Financial Group, Inc.	556,078
10,400	American International Group, Inc.	680,680
30,234	Assured Guaranty Ltd.	1,360,832
11,545	Athene Holding Ltd., Class A (a)	583,369
9,267	Axis Capital Holdings Ltd.	598,463
2,356	Everest Re Group Ltd.	618,191
23,569	Fidelity & Guaranty Life	734,174
14,397	Industrial Alliance Insurance & Financial Services, Inc., (Canada)	667,915
14,400	MetLife, Inc.	792,000
9,430	Principal Financial Group, Inc.	629,452
5,405	Prudential Financial, Inc.	612,008
10,400	State National Cos., Inc.	217,152
3,800	Stewart Information Services Corp.	149,340
12,834	Unum Group	643,368

		8,843,022

	Thrifts & Mortgage Finance — 0.2%
11,126	Walker & Dunlop, Inc. (a)	559,082

	Total Financials	15,885,153

	Health Care — 9.9%
	Biotechnology — 0.0% (g)
393	AquaBounty Technologies, Inc. (a)	2,708

	Health Care Equipment & Supplies — 1.6%
31,092	Ansell Ltd., (Australia)	546,292
2,306	Cooper Cos., Inc. (The)	562,364
26,351	Getinge AB, (Sweden), Class B	457,423
15,264	Halyard Health, Inc. (a)	613,918
8,120	Hill-Rom Holdings, Inc.	605,103
13,430	Hologic, Inc. (a)	593,740
6,173	Masimo Corp. (a)	583,966
37,592	Spectranetics Corp. (The) (a)	1,447,292
2,985	Teleflex, Inc.	618,552

		6,028,650

	Health Care Providers & Services — 2.2%
4,700	Aetna, Inc.	725,257
3,822	Cigna Corp.	663,346
20,300	Community Health Systems, Inc. (a)	145,145
2,166	Express Scripts Holding Co. (a)	135,678
13,041	HealthSouth Corp.	555,025
4,400	McKesson Corp.	712,228
3,899	Owens & Minor, Inc.	125,665
50,371	VCA, Inc. (a)	4,663,347

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — continued
3,058	WellCare Health Plans, Inc. (a)	541,236

		8,266,927

	Life Sciences Tools & Services — 3.6%
9,269	Agilent Technologies, Inc.	554,193
10,530	Cambrex Corp. (a)	642,330
53,852	PAREXEL International Corp. (a)	4,713,127
65,923	Patheon NV (a)	2,304,668
8,171	PerkinElmer, Inc.	537,897
8,000	Quintiles IMS Holdings, Inc. (a)	724,400
113,809	VWR Corp. (a)	3,755,697

		13,232,312

	Pharmaceuticals — 2.5%
140,113	Akorn, Inc. (a)	4,710,599
3,100	Allergan plc	782,223
15,800	Mallinckrodt plc (a)	723,640
8,431	Merck & Co., Inc.	538,572
24,500	Mitsubishi Tanabe Pharma Corp., (Japan)	583,239
16,034	Neuroderm Ltd., (Israel) (a)	620,516
14,853	Pfizer, Inc.	492,526
57,817	SciClone Pharmaceuticals, Inc. (a)	633,096

		9,084,411

	Total Health Care	36,615,008

	Industrials — 5.3%
	Aerospace & Defense — 0.3%
39,463	CAE, Inc., (Canada)	668,821
18,965	DigitalGlobe, Inc. (a)	661,879

		1,330,700

	Airlines — 0.3%
11,099	Delta Air Lines, Inc.	547,847
10,984	Hawaiian Holdings, Inc. (a)	454,737

		1,002,584

	Commercial Services & Supplies — 0.9%
41,419	ACCO Brands Corp. (a)	482,531
16,146	Brady Corp., Class A	536,047
104,948	Downer EDI Ltd., (Australia)	534,194
16,780	Herman Miller, Inc.	565,067
22,557	Quad/Graphics, Inc.	506,630
8,717	Republic Services, Inc.	559,806

		3,184,275

	Construction & Engineering — 0.4%
28,879	Chicago Bridge & Iron Co. NV	541,193
92,700	Penta-Ocean Construction Co. Ltd., (Japan)	552,220
54,300	Tokyu Construction Co. Ltd., (Japan)	434,234

		1,527,647

SHARES	SECURITY DESCRIPTION	VALUE($)
	Electrical Equipment — 0.6%
7,092	Eaton Corp. plc	554,949
6,817	EnerSys	492,664
90,000	Fuji Electric Co. Ltd., (Japan)	495,519
7,662	Regal Beloit Corp.	638,628

		2,181,760

	Machinery — 2.0%
34,018	Allison Transmission Holdings, Inc.	1,285,880
7,798	Crane Co.	588,749
3,855	Cummins, Inc.	647,255
12,268	Greenbrier Cos., Inc. (The)	552,060
7,088	Ingersoll-Rand plc	622,893
7,738	Oshkosh Corp.	532,839
3,627	Parker-Hannifin Corp.	602,009
14,700	Pentair plc, (United Kingdom)	927,129
20,800	Terex Corp.	818,896
12,075	Timken Co. (The)	549,413
7,200	Trinity Industries, Inc.	197,352

		7,324,475

	Professional Services — 0.1%
5,462	ManpowerGroup, Inc.	585,253

	Trading Companies & Distributors — 0.7%
14,600	AerCap Holdings NV, (Ireland) (a)	716,860
9,117	Applied Industrial Technologies, Inc.	515,111
14,694	Rush Enterprises, Inc., Class A (a)	633,752
5,239	United Rentals, Inc. (a)	623,231

		2,488,954

	Total Industrials	19,625,648

	Information Technology — 11.7%
	Communications Equipment — 1.8%
369,046	Brocade Communications Systems, Inc.	4,661,051
4,292	Cisco Systems, Inc.	134,983
4,005	F5 Networks, Inc. (a)	483,604
6,743	InterDigital, Inc.	491,228
18,531	Juniper Networks, Inc.	517,941
10,392	Plantronics, Inc.	469,511

		6,758,318

	Electronic Equipment, Instruments & Components — 1.3%
18,277	Benchmark Electronics, Inc. (a)	615,021
5,796	Corning, Inc.	168,895
11,548	Dolby Laboratories, Inc., Class A	597,609
13,188	Insight Enterprises, Inc. (a)	534,378
15,335	Orbotech Ltd., (Israel) (a)	543,779
13,409	Sanmina Corp. (a)	480,713
5,459	Tech Data Corp. (a)	559,002
36,766	TTM Technologies, Inc. (a)	638,993

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electronic Equipment, Instruments & Components — continued
31,974	Vishay Intertechnology, Inc.	570,736

		4,709,126

	Internet Software & Services — 1.9%
566	Alphabet, Inc., Class A (a)	535,153
48,555	Bankrate, Inc. (a)	674,915
6,980	j2 Global, Inc.	590,717
9,800	Match Group, Inc. (a)	178,850
8,500	Mixi, Inc., (Japan)	467,157
68,460	WebMD Health Corp. (a)	4,535,475

		6,982,267

	IT Services — 1.0%
2,040	Amdocs Ltd.	137,027
4,800	Blackhawk Network Holdings, Inc. (a)	209,520
12,213	Convergys Corp.	292,746
11,400	DST Systems, Inc.	625,860
3,421	International Business Machines Corp.	494,916
50,223	NeuStar, Inc., Class A (a)	1,677,448
6,130	Western Union Co. (The)	121,067

		3,558,584

	Semiconductors & Semiconductor Equipment — 3.2%
7,092	Analog Devices, Inc.	560,339
11,962	Applied Materials, Inc.	530,036
7,856	Cabot Microelectronics Corp.	582,522
3,606	Intel Corp.	127,905
28,440	Kulicke & Soffa Industries, Inc., (Singapore) (a)	612,598
3,822	Lam Research Corp.	609,456
111,243	Lattice Semiconductor Corp. (a)	774,251
11,474	Maxim Integrated Products, Inc.	521,379
6,539	Microchip Technology, Inc.	523,382
31,725	NXP Semiconductors NV, (Netherlands) (a)	3,500,219
15,325	Semtech Corp. (a)	606,870
7,352	Silicon Laboratories, Inc. (a)	552,135
5,165	Skyworks Solutions, Inc.	541,653
6,430	Teradyne, Inc.	222,414
7,601	Texas Instruments, Inc.	618,569
9,800	Ulvac, Inc., (Japan)	525,432
16,803	Xperi Corp.	491,488

		11,900,648

	Software — 2.2%
6,200	Check Point Software Technologies Ltd., (Israel) (a)	655,836
6,927	Citrix Systems, Inc. (a)	547,094
4,616	Gigamon, Inc. (a)	183,486
60,912	Mobileye NV (a)	3,855,730
17,400	Nexon Co. Ltd., (Japan)	361,650

SHARES	SECURITY DESCRIPTION	VALUE($)
	Software — continued
14,926	Open Text Corp., (Canada)	499,229
3,228	Oracle Corp.	161,174
19,634	Progress Software Corp.	628,484
8,524	Synopsys, Inc. (a)	652,683
6,349	VMware, Inc., Class A (a)	588,616

		8,133,982

	Technology Hardware, Storage & Peripherals — 0.3%
41,500	Hewlett Packard Enterprise Co.	726,665
12,992	NCR Corp. (a)	491,747

		1,218,412

	Total Information Technology	43,261,337

	Materials — 4.5%
	Chemicals — 2.5%
9,373	Cabot Corp.	509,235
6,674	Eastman Chemical Co.	555,010
18,800	Hitachi Chemical Co. Ltd., (Japan)	534,480
23,745	Huntsman Corp.	632,092
9,993	Innophos Holdings, Inc.	417,408
30,200	Kuraray Co. Ltd., (Japan)	587,131
26,600	Mitsubishi Gas Chemical Co., Inc., (Japan)	613,704
39,630	Monsanto Co.	4,629,577
54,000	Tosoh Corp., (Japan)	639,367

		9,118,004

	Construction Materials — 0.1%
153,579	CSR Ltd., (Australia)	481,889

	Containers & Packaging — 0.6%
10,634	Greif, Inc., Class A	596,461
4,984	Packaging Corp. of America	545,648
14,900	Sealed Air Corp.	648,299
11,167	WestRock Co.	641,209

		2,431,617

	Metals & Mining — 1.3%
52,802	BlueScope Steel Ltd., (Australia)	556,245
30,560	Commercial Metals Co.	568,416
106,376	Fortescue Metals Group Ltd., (Australia)	488,927
6,700	Nisshin Steel Co. Ltd., (Japan)	82,091
10,293	Nucor Corp.	593,597
196,410	Regis Resources Ltd., (Australia)	605,324
44,200	Sandstorm Gold Ltd., (Canada) (a)	182,224
15,308	Steel Dynamics, Inc.	542,056
70,278	Westgold Resources Ltd., (Australia) (a)	88,897
11,559	Worthington Industries, Inc.	585,695
17,400	Yamato Kogyo Co. Ltd., (Japan)	487,728

		4,781,200

	Total Materials	16,812,710

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate — 0.5%
	Real Estate Management & Development — 0.5%
5,300	CBRE Group, Inc., Class A (a)	201,347
35,817	First Capital Realty, Inc., (Canada)	586,057
32,713	Forestar Group, Inc. (a)	561,028
15,937	HFF, Inc., Class A	585,207

	Total Real Estate	1,933,639

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.7%
13,207	Straight Path Communications, Inc., Class B (a)	2,369,336

	Wireless Telecommunication Services — 0.1%
19,700	NTT DOCOMO, Inc., (Japan)	457,473

	Total Telecommunication Services	2,826,809

	Utilities — 2.2%
	Electric Utilities — 0.3%
8,558	ALLETE, Inc.	627,045
17,402	Hawaiian Electric Industries, Inc.	574,092

		1,201,137

	Gas Utilities — 1.1%
12,188	UGI Corp.	615,128
39,747	WGL Holdings, Inc.	3,407,113

		4,022,241

	Independent Power and Renewable Electricity Producers — 0.3%
51,564	AES Corp.	576,486
33,174	NRG Yield, Inc., Class C	617,036

		1,193,522

	Multi-Utilities — 0.5%
36,266	Avista Corp.	1,907,954

	Total Utilities	8,324,854

	Total Common Stocks (Cost $185,740,095)	200,781,559

Convertible Preferred Stocks — 1.4%
	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
7,617	Hess Corp., 8.000%, 02/01/19 ($50 par value)	428,457
10,323	Kinder Morgan, Inc., Series A, 9.750%, 10/26/18 ($49 par value)	456,999
15,459	Southwestern Energy Co., Series B, 6.250%, 01/15/18 ($50 par value)	213,798

	Total Energy	1,099,254

	Financials — 0.3%
	Banks — 0.3%
359	Bank of America Corp., Series L, 7.250% ($1,000 par value)	465,982

SHARES	SECURITY DESCRIPTION	VALUE($)
	Banks — continued
360	Wells Fargo & Co., Series L, 7.500% ($1,000 par value)	477,900

	Total Financials	943,882

	Health Care — 0.3%
	Health Care Providers & Services — 0.1%
8,965	Anthem, Inc., 5.250%, 05/01/18 ($50 par value)	461,518

		461,518

	Pharmaceuticals — 0.2%
875	Allergan plc, Series A, 5.500%, 03/01/18 ($1,000 par value)	782,259

	Total Health Care	1,243,777

	Real Estate — 0.1%
	Equity Real Estate Investment Trusts (REITs) — 0.1%
4,750	Welltower, Inc., Series I, 6.500% ($50 par value)	310,650

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.1%
6,800	Frontier Communications Corp., Series A, 11.125%, 06/29/18 ($100 par value)	172,516

	Wireless Telecommunication Services — 0.2%
8,800	T-Mobile US, Inc., 5.500%, 12/15/17 ($50 par value)	882,200

	Total Telecommunication Services	1,054,716

	Utilities — 0.1%
	Electric Utilities — 0.1%
6,900	NextEra Energy, Inc., 6.371%, 09/01/18 ($50 par value)	456,987

	Total Convertible Preferred Stocks (Cost $5,387,043)	5,109,266

PRINCIPAL AMOUNT($)
Convertible Bonds — 6.8%
	Consumer Discretionary — 0.5%
	Internet & Direct Marketing Retail — 0.5%
	Priceline Group, Inc. (The),
148,000	0.350%, 06/15/20	232,545
150,000	1.000%, 03/15/18	320,813
639,000	Shutterfly, Inc., 0.250%, 05/15/18	638,601
538,000	Vipshop Holdings Ltd., (China), 1.500%, 03/15/19	538,336

		1,730,295

	Textiles, Apparel & Luxury Goods — 0.0% (g)
194,000	Iconix Brand Group, Inc., 1.500%, 03/15/18	189,150

	Total Consumer Discretionary	1,919,445

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Convertible Bonds — continued
	Financials — 0.7%
	Capital Markets — 0.3%
478,000	Jefferies Group LLC, 3.875%, 11/01/29	480,091
706,000	Prospect Capital Corp., 4.750%, 04/15/20	712,178

		1,192,269

	Insurance — 0.2%
448,000	Old Republic International Corp., 3.750%, 03/15/18	568,120

	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
	Starwood Property Trust, Inc.,
387,000	4.000%, 01/15/19	432,714
266,000	4.550%, 03/01/18	284,620

		717,334

	Total Financials	2,477,723

	Health Care — 1.9%
	Biotechnology — 0.8%
779,000	Acorda Therapeutics, Inc., 1.750%, 06/15/21	688,928
	BioMarin Pharmaceutical, Inc.,
412,000	0.750%, 10/15/18	452,942
373,000	1.500%, 10/15/20	439,674
602,000	Intercept Pharmaceuticals, Inc., 3.250%, 07/01/23	602,000
661,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/21	712,228

		2,895,772

	Health Care Equipment & Supplies — 0.1%
	Hologic, Inc.,
168,000	SUB, 0.000%, 12/15/43	209,895
174,000	SUB, 2.000%, 03/01/42	249,037

		458,932

	Health Care Providers & Services — 0.5%
133,000	Anthem, Inc., 2.750%, 10/15/42	338,734
652,000	Brookdale Senior Living, Inc., 2.750%, 06/15/18	648,740
	Molina Healthcare, Inc.,
274,000	1.125%, 01/15/20	464,430
369,000	1.625%, 08/15/44	458,483

		1,910,387

	Health Care Technology — 0.2%
593,000	Allscripts Healthcare Solutions, Inc., 1.250%, 07/01/20	595,224

	Life Sciences Tools & Services — 0.0% (g)
187,000	Illumina, Inc., 0.500%, 06/15/21	200,207

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Pharmaceuticals — 0.3%
142,000	Impax Laboratories, Inc., 2.000%, 06/15/22	124,516
800,000	Jazz Investments I Ltd., 1.875%, 08/15/21	873,000

		997,516

	Total Health Care	7,058,038

	Industrials — 0.1%
	Machinery — 0.1%
465,000	Trinity Industries, Inc., 3.875%, 06/01/36	568,172

	Information Technology — 3.1%
	Communications Equipment — 0.4%
520,000	Brocade Communications Systems, Inc., 1.375%, 01/01/20	526,500
201,000	Ciena Corp., 3.750%, 10/15/18 (e)	276,375
461,000	InterDigital, Inc., 1.500%, 03/01/20	540,522

		1,343,397

	Internet Software & Services — 0.5%
643,000	Akamai Technologies, Inc., Zero Coupon, 02/15/19	627,327
573,000	j2 Global, Inc., 3.250%, 06/15/29	779,996
535,000	Yandex NV, (Russia), 1.125%, 12/15/18	523,297

		1,930,620

	IT Services — 0.2%
414,000	Euronet Worldwide, Inc., 1.500%, 10/01/44	569,250

	Semiconductors & Semiconductor Equipment — 1.1%
	Intel Corp.,
221,000	2.950%, 12/15/35	298,764
210,000	3.250%, 08/01/39	361,988
273,000	Lam Research Corp., 1.250%, 05/15/18	719,355
429,000	Microchip Technology, Inc., 1.625%, 02/15/25	670,312
932,000	Micron Technology, Inc., Series G, 3.000%, 11/15/43	1,002,483
101,000	Novellus Systems, Inc., 2.625%, 05/15/41	477,225
600,000	NXP Semiconductors NV, (Netherlands), 1.000%, 12/01/19	718,500

		4,248,627

	Software — 0.7%
440,000	Citrix Systems, Inc., 0.500%, 04/15/19	523,325
236,000	Nuance Communications, Inc., 2.750%, 11/01/31	236,148
478,000	Red Hat, Inc., 0.250%, 10/01/19	676,967

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Convertible Bonds — continued
	Software — continued
780,000	Rovi Corp., 0.500%, 03/01/20	779,512
541,000	Verint Systems, Inc., 1.500%, 06/01/21	523,756

		2,739,708

	Technology Hardware, Storage & Peripherals — 0.2%
537,000	Electronics For Imaging, Inc., 0.750%, 09/01/19	579,289

	Total Information Technology	11,410,891

	Materials — 0.1%
	Metals & Mining — 0.1%
438,000	Royal Gold, Inc., 2.875%, 06/15/19	485,085

	Total Materials
	Real Estate — 0.2%
	Equity Real Estate Investment Trusts (REITs) — 0.2%
	Spirit Realty Capital, Inc.,
276,000	2.875%, 05/15/19	275,137
305,000	3.750%, 05/15/21	305,572

	Total Real Estate	580,709

	Utilities — 0.2%
	Independent Power and Renewable Electricity Producers — 0.2%
758,000	NRG Yield, Inc., 3.500%, 02/01/19 (e)	768,423

	Total Convertible Bonds (Cost $23,680,733)	25,268,486

NUMBER OF RIGHTS
Rights — 0.0%
	Health Care — 0.0%
	Biotechnology — 0.0%
2,982	Chelsea Therapeutics, Inc., (Denmark) (a) (Cost $ —)	—

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 34.6%
	Investment Company — 34.6%
127,909,569	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.860% (b) (l) (Cost $127,909,569)	127,909,569

	Total Investments — 97.0% (Cost $342,717,440)	359,068,880
	Other Assets in Excess of Liabilities — 3.0%	10,955,395

	NET ASSETS — 100.0%	$370,024,275

Percentages indicated are based on net assets.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
27	Lean Hogs Futures	08/14/17	USD	$867,240	$(4,989)
36	LME Primary Aluminum Futures	08/14/17	USD	1,709,775	(20,215)
27	LME Zinc Futures	08/14/17	USD	1,880,550	(1,378)
28	CAC 40 Index	08/18/17	EUR	1,685,697	(30,215)
13	IBEX 35 Index	08/18/17	EUR	1,612,772	(4,852)
23	Natural Gas Futures	08/29/17	USD	642,620	(49,971)
14	Hang Seng Index	08/30/17	HKD	2,436,834	27,478
6	Feeder Cattle Futures	08/31/17	USD	438,525	9,458
4	Euro Bobl	09/07/17	EUR	625,331	(4,485)
14	TOPIX Index	09/07/17	JPY	2,053,445	19,884
10	CBOT Wheat Futures	09/14/17	USD	237,250	(17,604)
521	10 Year Australian Government Bond	09/15/17	AUD	53,748,258	(735,787)
54	3 Year Australian Government Bond	09/15/17	AUD	4,827,424	(15,312)
5	DAX Index	09/15/17	EUR	1,789,438	(97,435)
31	E-mini S&P 500	09/15/17	USD	3,825,400	60,642
43	Euro STOXX 50 Index	09/15/17	EUR	1,752,387	(52,316)
31	FTSE 100 Index	09/15/17	GBP	2,990,537	(47,249)
13	FTSE MIB Index	09/15/17	EUR	1,651,292	29,657
21	LME Primary Aluminum Futures	09/18/17	USD	1,001,962	5,755
16	LME Zinc Futures	09/18/17	USD	1,115,900	147
95	10 Year Canadian Government Bond	09/20/17	CAD	10,461,240	(173,391)
405	10 Year U.S. Treeasury Note	09/20/17	USD	50,992,031	21,703
10	U.S. Long Bond	09/20/17	USD	1,531,250	(16,429)
3	SPI 200 Index	09/21/17	AUD	339,937	(3,478)
25	Copper Futures	09/27/17	USD	1,807,188	181,161
8	Long Gilt	09/27/17	GBP	1,330,166	(14,366)
12	Feeder Cattle Futures	09/28/17	USD	879,900	(62,273)
20	5 Year U.S. Treeasury Note	09/29/17	USD	2,363,125	(2,675)
64	Lean Hogs Futures	10/13/17	USD	1,690,240	(83,949)
15	Feeder Cattle Futures	10/26/17	USD	1,096,688	(64,007)
96	Live Cattle Futures	10/31/17	USD	4,298,880	(161,453)
108	Cotton No. 2 Futures	12/06/17	USD	3,718,440	(247,889)
30	Live Cattle Futures	12/29/17	USD	1,357,800	(27,389)
	Short Futures Outstanding
(33)	WTI Crude Oil	08/22/17	USD	(1,655,610)	(111,008)
(21)	Natural Gas Futures	08/29/17	USD	(586,740)	55,274
(207)	Euro Bund	09/07/17	EUR	(39,685,297)	527,443
(6)	Euro-Buxl 30-Year Bond	09/07/17	EUR	(1,151,506)	17,205
(350)	10 Year Japanese Government Bond	09/11/17	JPY	(47,665,654)	(86,251)
(67)	CBOT Wheat Futures	09/14/17	USD	(1,589,575)	(26,223)
(154)	Cocoa Futures	09/14/17	USD	(3,172,400)	(118,333)
(123)	Corn Futures	09/14/17	USD	(2,280,112)	62,024
(391)	E-mini S&P 500	09/15/17	USD	(48,249,400)	(814,074)
(16)	LME Nickel Futures	09/18/17	USD	(978,480)	(99,440)
(8)	LME Primary Aluminum Futures	09/18/17	USD	(381,700)	3,694
(5)	LME Zinc Futures	09/18/17	USD	(348,719)	(34,121)
(50)	Coffee ‘C’ Futures	09/19/17	USD	(2,610,937)	(199,107)
(9)	10 Year Canadian Government Bond	09/20/17	CAD	(991,065)	16,437
(107)	Long Gilt	09/27/17	GBP	(17,790,974)	84,323
(17)	Natural Gas Futures	09/27/17	USD	(481,780)	29,405
(15)	Silver Futures	09/27/17	USD	(1,258,950)	(19,565)
(53)	Sugar No. 11 (World Markets) Futures	09/29/17	USD	(885,058)	(72,310)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
(87)	Soybean Futures	11/14/17	USD	$(4,381,538)	$(68,219)
(43)	CBOT Wheat Futures	12/14/17	USD	(1,074,463)	(89)
(73)	Corn Futures	12/14/17	USD	(1,404,338)	19,585
(15)	Coffee ‘C’ Futures	12/18/17	USD	(802,969)	(52,714)
(4)	Gold 100 OZ Futures	12/27/17	USD	(509,360)	(1,371)
(9)	Silver Futures	12/27/17	USD	(759,780)	(31,479)
(62)	Sugar No. 11 (World Markets) Futures	02/28/18	USD	(1,083,264)	(70,792)
(31)	Sugar No. 11 (World Markets) Futures	04/30/18	USD	(545,798)	(39,125)

					$(2,612,053)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
713,848	AUD	Standard Chartered Bank	08/23/17	$541,537	$570,919	$29,382

10,960,346	BRL	Goldman Sachs International†	08/23/17	3,326,256	3,499,069	172,813

1,085,841	CAD	Citibank, NA	08/23/17	866,486	871,228	4,742

6,910,262	CHF	National Australia Bank Ltd.	08/23/17	7,147,709	7,156,638	8,929

5,436,656	EUR	State Street Corp.	08/23/17	6,207,944	6,443,712	235,768

616,850,966	JPY	State Street Corp.	08/23/17	5,410,866	5,600,798	189,932
276,746,011	JPY	Union Bank of Switzerland AG	08/23/17	2,448,018	2,512,760	64,742

64,952,563	MXN	Union Bank of Switzerland AG	08/23/17	3,579,875	3,634,797	54,922

5,963,085	NOK	National Australia Bank Ltd.	08/23/17	744,764	758,779	14,015

18,052,971	NZD	Australia & New Zealand Banking Group Ltd.	08/23/17	13,019,875	13,552,109	532,234

196,826,228	RUB	Merrill Lynch International†	08/23/17	3,208,592	3,277,279	68,687

5,944,310	SEK	Barclays Bank plc	08/23/17	719,260	737,201	17,941
82,329,179	SEK	State Street Corp.	08/23/17	9,755,713	10,210,291	454,578

12,268,137	TRY	Citibank, NA	08/23/17	3,335,968	3,461,390	125,422

250,274	TWD	Merrill Lynch International†	08/23/17	8,188	8,292	104

46,138,868	ZAR	Citibank, NA	08/23/17	3,378,456	3,487,386	108,930

				$63,699,507	$65,782,648	$2,083,141

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
10,568,970	AUD	State Street Corp.	08/23/17	$8,037,808	$8,452,815	$(415,007)

14,492,276	CAD	State Street Corp.	08/23/17	11,226,333	11,627,921	(401,588)

2,479,804	GBP	Australia & New Zealand Banking Group Ltd.	08/23/17	3,205,149	3,274,351	(69,202)

876,469,064	HUF	Royal Bank of Canada	08/23/17	3,245,753	3,415,917	(170,164)

12,485,523	ILS	Deutsche Bank AG	08/23/17	3,504,757	3,509,069	(4,312)

119,701,846	JPY	Australia & New Zealand Banking Group Ltd.	08/23/17	1,059,817	1,086,853	(27,036)
1,988,334,716	JPY	Standard Chartered Bank	08/23/17	17,438,351	18,053,407	(615,056)
898,387,265	JPY	State Street Corp.	08/23/17	7,879,947	8,157,052	(277,105)

3,895,602,740	KRW	Merrill Lynch International†	08/23/17	3,386,214	3,478,317	(92,103)

6,729,794	MXN	HSBC Bank, NA	08/23/17	372,845	376,605	(3,760)

138,686,962	NOK	Standard Chartered Bank	08/23/17	16,605,592	17,647,371	(1,041,779)

12,089,941	PLN	Citibank, NA	08/23/17	3,246,974	3,362,190	(115,216)

12,898,601	RON	Deutsche Bank AG	08/23/17	3,220,900	3,350,142	(129,242)

9,839,604	SEK	State Street Corp.	08/23/17	1,165,958	1,220,287	(54,329)

				$83,596,398	$87,012,297	$(3,415,899)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Total Return Basket Swaps* Outstanding at July 31, 2017

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE**
Bank of America NA	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	05/07/18	$48,426

Bank of America NA	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	01/26/18	2,838

Union Bank Of Switzerland AG	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, with the exception of long positions denominated in HKD which pays one day LIBOR plus a spread, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	12/03/19	69,481

Union Bank Of Switzerland AG	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, with the exception of long positions denominated in ZAR which pays one day LIBOR plus a spread, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	03/20/18	(29,821)

			$90,924

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details
**	This represents the value of the swap subsequent to reset.

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAC	—	Continuous Assisted Quotation
CAD	—	Canadian Dollar
CBOT	—	Chicago Board of Trade
CHF	—	Swiss Franc
DAX	—	Deutscher Aktien Index
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IBEX	—	Spanish Exchange Index
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
KRW	—	Korean Won
LIBOR	—	London Interbank Offered Rate
LME	—	London Metal Exchange
MIB	—	Milan, Italian Stock Exchange
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RON	—	Romanian Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SPI	—	Australian Securities Exchange
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2017.
TOPIX	—	Tokyo Stock Price Index
TRY	—	New Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
WTI	—	West Texas Intermediate
ZAR	—	South African Rand

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 1.
(l)	—	The rate shown is the current yield as of July 31, 2017.
†	—	Non-deliverable forward.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,585,531
Aggregate gross unrealized depreciation	(6,234,091)

Net unrealized appreciation/depreciation	$16,351,440

Federal income tax cost of investments	$342,717,440

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions

Common Stocks
Consumer Discretionary - 1.5%
Auto Components - 0.2%
TS Tech Co. Ltd. (Japan)	21,300	632,750	631,281	(1,469)
Automobiles - 0.1%
Peugeot SA (France)	12,121	260,934	260,732	(202)
Hotels, Restaurants & Leisure - 0.0% (g)
William Hill plc (United Kingdom)	40,526	133,942	133,942	—
Household Durables - 1.0%
Barratt Developments plc (United Kingdom)	75,975	616,986	617,047	61
Bellway plc (United Kingdom)	15,628	657,765	658,074	309
Crest Nicholson Holdings plc (United Kingdom)	73,108	518,948	518,948	—
Persimmon plc (United Kingdom)	18,115	598,479	598,537	58
Redrow plc (United Kingdom)	79,215	618,736	618,736	—
Taylor Wimpey plc (United Kingdom)	226,766	569,667	569,546	(121)

	488,807	3,580,581	3,580,888	307

Media - 0.1%
Mediaset Espana Comunicacion SA (Spain)	46,403	585,025	584,854	(171)
Textiles, Apparel & Luxury Goods - 0.1%
Burberry Group plc (United Kingdom)	24,619	555,772	555,342	(430)

Total Consumer Discretionary	633,776	5,749,004	5,747,039	(1,965)

Energy - 0.4%
Energy Equipment & Services - 0.1%
Petrofac Ltd. (United Kingdom)	50,642	298,672	299,232	560
Oil, Gas & Consumable Fuels - 0.3%
Caltex Australia Ltd. (Australia)	25,308	630,473	630,695	222
Woodside Petroleum Ltd. (Australia)	23,487	548,093	548,905	812

	48,795	1,178,566	1,179,600	1,034

Total Energy	99,437	1,477,238	1,478,832	1,594

Financials - 0.5%
Capital Markets - 0.3%
Close Brothers Group plc (United Kingdom)	27,720	563,236	563,630	394
Investec plc (South Africa)	79,339	602,956	602,420	(536)

	107,059	1,166,192	1,166,050	(142)

Insurance - 0.2%
Baloise Holding AG (Registered) (Switzerland)	3,625	582,579	582,414	(165)

Total Financials	110,684	1,748,771	1,748,464	(307)

Health Care - 0.5%
Pharmaceuticals - 0.5%
Astellas Pharma, Inc. (Japan)	39,600	505,753	504,327	(1,426)
Kaken Pharmaceutical Co. Ltd. (Japan)	10,300	549,358	548,231	(1,127)
Novartis AG (Registered) (Switzerland)	6,792	578,790	578,528	(262)
Roche Holding AG (Switzerland)	488	125,918	125,818	(100)

	57,180	1,759,819	1,756,904	(2,915)

Total Health Care	57,180	1,759,819	1,756,904	(2,915)

Industrials - 1.0%
Aerospace & Defense - 0.1%
QinetiQ Group plc (United Kingdom) (a)	150,285	478,266	478,009	(257)
Commercial Services & Supplies - 0.0% (g)
Downer EDI Ltd. (Australia)	29,181	148,473	148,534	61
Construction & Engineering - 0.0% (g)
Tokyu Construction Co. Ltd. (Japan)	14,300	114,405	114,356	(49)
Electrical Equipment - 0.3%
ABB Ltd. (Registered) (Switzerland)	21,937	514,990	513,904	(1,086)
Schneider Electric SE (France) (a)	7,462	586,104	585,641	(463)

	29,399	1,101,094	1,099,545	(1,549)

Machinery - 0.2%
VAT Group AG (Switzerland) (a)	4,495	591,307	591,307	—
Professional Services - 0.2%
Pagegroup plc (United Kingdom)	92,440	597,264	597,534	270
Trading Companies & Distributors - 0.2%
Sumitomo Corp. (Japan)	42,800	579,040	578,519	(521)

Total Industrials	362,900	3,609,849	3,607,804	(2,045)

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions - continued

Common Stocks - continued
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Spectris plc (United Kingdom)	17,632	572,286	572,290	4
Internet Software & Services - 0.2%
Moneysupermarket.com Group plc (United Kingdom)	139,074	609,384	608,911	(473)

Total Information Technology	156,706	1,181,670	1,181,201	(469)

Materials - 1.1%
Chemicals - 0.3%
Covestro AG (Germany)	7,169	556,895	555,944	(951)
Mitsui Chemicals, Inc. (Japan)	121,000	691,460	687,416	(4,044)

	128,169	1,248,355	1,243,360	(4,995)

Metals & Mining - 0.8%
Fortescue Metals Group Ltd. (Australia)	41,613	191,087	191,262	175
Mitsui Mining & Smelting Co. Ltd. (Japan)	141,000	617,742	615,948	(1,794)
OZ Minerals Ltd. (Australia)	21,925	146,284	146,526	242
Rio Tinto plc (United Kingdom)	12,484	579,793	585,088	5,295
South32 Ltd. (Australia)	270,484	629,687	630,864	1,177
Vedanta Resources plc (India)	71,352	724,421	724,699	278

	558,858	2,889,014	2,894,387	5,373

Total Materials	687,027	4,137,369	4,137,747	378

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Swiss Prime Site AG (Registered) (Switzerland) (a)	5,989	540,400	540,400	—
Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.2%
BT Group plc (United Kingdom)	141,977	587,262	587,543	281
Utilities - 0.5%
Electric Utilities - 0.3%
Enel SpA (Italy)	117,863	673,074	672,326	(748)
Kansai Electric Power Co., Inc. (The) (Japan)	42,400	569,590	569,310	(280)

	160,263	1,242,664	1,241,636	(1,028)

Multi-Utilities - 0.2%
Centrica plc (United Kingdom)	222,464	582,635	582,782	147

Total Utilities	382,727	1,825,299	1,824,418	(881)

Total Long Positions of Total Return Basket Swap	2,638,403	22,616,681	22,610,352	(6,329)

Short Positions

Common Stocks
Consumer Discretionary - 5.8%
Auto Components - 0.2%
Visteon Corp. (a)	5,378	599,862	599,862	—
Distributors - 0.5%
Bapcor Ltd. (Australia)	139,610	631,037	630,726	311
Core-Mark Holding Co., Inc.	16,918	620,383	620,383	—
LKQ Corp. (a)	17,463	603,521	603,521	—

	173,991	1,854,941	1,854,630	311

Diversified Consumer Services - 0.2%
Houghton Mifflin Harcourt Co. (a)	47,744	570,541	570,541	—
Hotels, Restaurants & Leisure - 1.4%
Chipotle Mexican Grill, Inc. (a)	530	182,198	182,198	—
Domino’s Pizza Enterprises Ltd. (Australia)	2,544	108,496	108,455	41
Domino’s Pizza Group plc (United Kingdom)	166,356	584,722	584,631	91
Fiesta Restaurant Group, Inc. (a)	9,511	159,785	159,785	—
Greene King plc (United Kingdom)	59,551	538,215	537,966	249
Melia Hotels International SA (Spain)	36,149	561,233	560,313	920
Merlin Entertainments plc (United Kingdom)	22,032	136,421	136,422	(1)
MGM Resorts International	18,714	616,252	616,252	—
NH Hotel Group SA (Spain)	22,734	151,517	151,460	57
Planet Fitness, Inc., Class A	26,251	594,848	594,848	—
Red Robin Gourmet Burgers, Inc. (a)	8,879	530,964	530,964	—
Resorttrust, Inc. (Japan)	12,300	226,933	226,733	200
Star Entertainment Grp Ltd. (The) (Australia)	139,164	561,109	561,399	(290)

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Hotels, Restaurants & Leisure - continued
Whitbread plc (United Kingdom)	3,392	172,214	172,246	(32)

	528,107	5,124,907	5,123,672	1,235

Household Durables - 0.3%
Meritage Homes Corp. (a)	11,910	485,332	485,332	—
Universal Electronics, Inc. (a)	8,195	560,948	560,948	—

	20,105	1,046,280	1,046,280	—

Internet & Direct Marketing Retail - 0.6%
Etsy, Inc. (a)	41,294	593,395	593,395	—
Groupon, Inc. (a)	151,242	568,670	568,670	—
Netflix, Inc. (a)	3,534	641,986	641,986	—
Rakuten, Inc. (Japan)	11,000	134,500	134,367	133
TripAdvisor, Inc. (a)	9,095	354,887	354,887	—

	216,165	2,293,438	2,293,305	133

Leisure Products - 0.5%
Amer Sports OYJ (Finland) (a)	25,428	683,308	683,025	283
Mattel, Inc.	25,860	517,717	517,717	—
Sankyo Co. Ltd. (Japan)	16,200	531,943	531,723	220

	67,488	1,732,968	1,732,465	503

Media - 0.6%
Axel Springer SE (Germany)	9,651	613,972	612,828	1,144
JCDecaux SA (France)	17,085	607,869	608,428	(559)
Lions Gate Entertainment Corp., Class A (a)	19,640	577,416	577,416	—
Telenet Group Holding NV (Belgium) (a)	8,224	574,301	574,153	148

	54,600	2,373,558	2,372,825	733

Multiline Retail - 0.3%
B&M European Value Retail SA (Luxembourg)	40,082	190,383	190,493	(110)
Don Quijote Holdings Co. Ltd. (Japan)	14,200	517,148	515,727	1,421
Marui Group Co. Ltd. (Japan)	41,500	565,405	564,391	1,014

	95,782	1,272,936	1,270,611	2,325

Specialty Retail - 0.7%
Advance Auto Parts, Inc.	5,477	613,479	613,479	—
CarMax, Inc. (a)	9,607	636,464	636,464	—
Fast Retailing Co. Ltd. (Japan)	1,500	450,632	450,073	559
L Brands, Inc.	11,144	516,970	516,970	—
Murphy USA, Inc. (a)	7,434	562,977	562,977	—

	35,162	2,780,522	2,779,963	559

Textiles, Apparel & Luxury Goods - 0.5%
G-III Apparel Group Ltd. (a)	14,527	378,138	378,138	—
Hanesbrands, Inc.	10,944	250,837	250,837	—
Lululemon Athletica, Inc. (a)	10,702	659,671	659,671	—
NIKE, Inc., Class B	9,345	551,822	551,822	—

	45,518	1,840,468	1,840,468	—

Total Consumer Discretionary	1,290,040	21,490,421	21,484,622	5,799

Consumer Staples - 3.7%
Beverages - 1.0%
Anheuser-Busch InBev SA/NV (Belgium)	1,344	161,966	162,130	(164)
Britvic plc (United Kingdom)	69,183	651,739	651,484	255
Brown-Forman Corp., Class B	2,314	114,312	114,312	—
Coca-Cola Bottling Co. Consolidated	2,794	670,811	670,811	—
Davide Campari-Milano SpA (Italy)	78,127	578,505	577,543	962
Monster Beverage Corp. (a)	12,482	658,426	658,426	—
Remy Cointreau SA (France)	5,514	634,927	634,283	644

	171,758	3,470,686	3,468,989	1,697

Food & Staples Retailing - 0.6%
Aeon Co. Ltd. (Japan)	34,000	512,722	512,312	410
Carrefour SA (France)	20,756	498,913	498,562	351
Casey’s General Stores, Inc.	5,088	543,144	543,144	—
Costco Wholesale Corp.	592	93,838	93,838	—
Sugi Holdings Co. Ltd. (Japan)	11,900	607,710	607,171	539
Woolworths Ltd. (Australia)	151	3,225	3,223	2

	72,487	2,259,552	2,258,250	1,302

Food Products - 1.5%
Associated British Foods plc (United Kingdom)	15,078	589,656	589,847	(191)

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Food Products - continued
Blue Buffalo Pet Products, Inc. (a)	23,124	517,284	517,284	—
Calbee, Inc. (Japan)	3,300	136,945	136,811	134
Chocoladefabriken Lindt & Spruengli AG (Registered) (Switzerland)	8	545,302	545,223	79
Ezaki Glico Co. Ltd. (Japan)	10,300	541,884	541,580	304
Kewpie Corp. (Japan)	10,100	254,138	254,051	87
Kikkoman Corp. (Japan)	18,800	576,389	575,795	594
Lancaster Colony Corp.	4,731	580,115	580,115	—
Nissin Foods Holdings Co. Ltd. (Japan)	8,400	528,024	527,728	296
Viscofan SA (Spain)	10,122	603,794	602,196	1,598
Yamazaki Baking Co. Ltd. (Japan)	28,700	576,369	575,740	629

	132,663	5,449,900	5,446,370	3,530

Personal Products - 0.6%
Avon Products, Inc. (United Kingdom) (a)	156,477	569,576	569,576	—
Coty, Inc., Class A	29,339	600,863	600,863	—
Edgewell Personal Care Co. (a)	1,349	97,398	97,398	—
elf Beauty, Inc. (a)	20,985	532,389	532,389	—
Shiseido Co. Ltd. (Japan)	15,600	551,862	551,046	816

	223,750	2,352,088	2,351,272	816

Tobacco - 0.0% (g)
Vector Group Ltd.	5,237	105,421	105,421	—

Total Consumer Staples	605,895	13,637,647	13,630,302	7,345

Energy - 2.7%
Energy Equipment & Services - 0.5%
Halliburton Co.	12,110	513,948	513,948	—
Precision Drilling Corp. (Canada) (a)	183,110	531,669	531,669	—
Vallourec SA (France) (a)	70,796	418,372	418,802	(430)
Weatherford International plc (a)	64,203	286,345	286,345	—

	330,219	1,750,334	1,750,764	(430)

Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp. (a)	26,593	548,348	548,348	—
Carrizo Oil & Gas, Inc. (a)	34,828	548,889	548,889	—
Chesapeake Energy Corp. (a)	101,478	503,331	503,331	—
EQT Corp.	2,062	131,349	131,349	—
Extraction Oil & Gas, Inc. (a)	37,542	457,262	457,262	—
Hess Corp.	11,086	493,770	493,770	—
Laredo Petroleum, Inc. (a)	45,848	594,190	594,190	—
Matador Resources Co. (a)	22,312	541,289	541,289	—
MEG Energy Corp. (Canada) (a)	42,691	175,318	175,318	—
Oasis Petroleum, Inc. (a)	71,760	558,293	558,293	—
Occidental Petroleum Corp.	8,204	508,074	508,074	—
Parsley Energy, Inc., Class A (a)	20,870	611,074	611,074	—
PDC Energy, Inc. (a)	4,909	231,508	231,508	—
QEP Resources, Inc. (a)	54,667	468,496	468,496	—
Range Resources Corp.	24,725	521,945	521,945	—
RSP Permian, Inc. (a)	7,179	246,670	246,670	—
Seven Generations Energy Ltd. (Canada), Class A (a)	12,312	213,997	213,997	—
SM Energy Co.	17,660	307,107	307,107	—
Tullow Oil plc (Ghana) (a)	105,200	233,325	233,982	(657)
WPX Energy, Inc. (a)	26,969	290,726	290,726	—

	678,895	8,184,961	8,185,618	(657)

Total Energy	1,009,114	9,935,295	9,936,382	(1,087)

Financials - 2.8%
Banks - 0.6%
Banco BPM SpA (Italy) (a)	177,624	649,738	646,943	2,795
Banco de Sabadell SA (Spain)	295,041	661,167	658,863	2,304
Seven Bank Ltd. (Japan)	30,600	121,296	121,095	201
UniCredit SpA (Italy) (a)	34,394	677,508	675,978	1,530

	537,659	2,109,709	2,102,879	6,830

Capital Markets - 1.2%
Ashmore Group plc (United Kingdom)	131,785	625,958	625,627	331
Deutsche Bank AG (Registered) (Germany)	30,899	551,966	550,239	1,727
Financial Engines, Inc.	3,679	141,458	141,458	—
Hargreaves Lansdown plc (United Kingdom)	31,737	577,858	577,473	385

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Capital Markets - continued
Interactive Brokers Group, Inc., Class A	15,634	626,142	626,142	—
Japan Exchange Group, Inc. (Japan) (a)	31,900	573,213	572,519	694
London Stock Exchange Group plc (United Kingdom)	12,963	641,035	641,757	(722)
NEX Group plc (United Kingdom)	66,872	588,941	588,056	885
TD Ameritrade Holding Corp.	3,269	149,491	149,491	—

	328,738	4,476,062	4,472,762	3,300

Consumer Finance - 0.1%
Aiful Corp. (Japan) (a)	29,400	101,871	101,794	77
LendingClub Corp. (a)	44,112	223,648	223,648	—

	73,512	325,519	325,442	77

Diversified Financial Services - 0.4%
Element Fleet Management Corp. (Canada)	36,357	275,284	275,284	—
Groupe Bruxelles Lambert SA (Belgium)	6,004	616,010	615,785	225
Pargesa Holding SA (Switzerland)	7,217	576,195	575,949	246

	49,578	1,467,489	1,467,018	471

Insurance - 0.5%
Admiral Group plc (United Kingdom)	21,133	576,618	576,507	111
Markel Corp. (a)	525	562,543	562,543	—
Sony Financial Holdings, Inc. (Japan)	35,100	608,427	606,811	1,616

	56,758	1,747,588	1,745,861	1,727

Thrifts & Mortgage Finance - 0.0% (g)
PHH Corp. (a)	9,038	124,544	124,544	—

Total Financials	1,055,283	10,250,911	10,238,506	12,405

Health Care - 2.2%
Health Care Equipment & Supplies - 0.6%
DexCom, Inc. (a)	5,319	354,299	354,299	—
Glaukos Corp. (a)	14,276	573,610	573,610	—
Insulet Corp. (a)	818	41,154	41,154	—
Penumbra, Inc. (a)	6,865	560,527	560,527	—
Sysmex Corp. (Japan)	10,100	579,001	578,176	825
Wright Medical Group NV (a)	3,782	99,353	99,353	—

	41,160	2,207,944	2,207,119	825

Health Care Providers & Services - 0.5%
Acadia Healthcare Co., Inc. (a)	12,297	650,880	650,880	—
Diplomat Pharmacy, Inc. (a)	32,453	515,029	515,029	—
Healthscope Ltd. (Australia)	66,279	110,288	110,323	(35)
Tenet Healthcare Corp. (a)	29,702	515,330	515,330	—

	140,731	1,791,527	1,791,562	(35)

Health Care Technology - 0.2%
athenahealth, Inc. (a)	4,042	559,089	559,089	—
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SE (Luxembourg)	1,140	634,820	635,036	(216)
Pharmaceuticals - 0.8%
Chugai Pharmaceutical Co. Ltd. (Japan)	14,500	583,315	581,509	1,806
Dermira, Inc. (a)	20,685	569,458	569,458	—
Medicines Co. (The) (a)	6,777	260,576	260,576	—
Nektar Therapeutics (a)	19,493	425,532	425,532	—
Pacira Pharmaceuticals, Inc. (a)	2,240	88,480	88,480	—
Santen Pharmaceutical Co. Ltd. (Japan)	41,800	590,345	588,894	1,451
Vifor Pharma AG (Switzerland)	4,993	533,406	532,972	434

	110,488	3,051,112	3,047,421	3,691

Total Health Care	297,561	8,244,492	8,240,227	4,265

Industrials - 6.8%
Aerospace & Defense - 0.7%
Bombardier, Inc. (Canada), Class B (a)	67,162	135,213	135,213	—
Cobham plc (United Kingdom)	312,363	546,899	546,899	—
Cubic Corp.	12,058	574,564	574,564	—
Mercury Systems, Inc. (a)	14,591	640,691	640,691	—
TransDigm Group, Inc.	1,968	555,251	555,251	—

	408,142	2,452,618	2,452,618	—

Air Freight & Logistics - 0.4%
Bollore SA (France)	126,325	586,211	586,102	109
Hub Group, Inc., Class A (a)	15,692	534,313	534,313	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Air Freight & Logistics - continued
Yamato Holdings Co. Ltd. (Japan)	10,300	206,943	206,745	198

	152,317	1,327,467	1,327,160	307

Building Products - 0.0% (g)
Armstrong World Industries, Inc. (a)	2,543	123,463	123,463	—
Commercial Services & Supplies - 0.9%
Aggreko plc (United Kingdom)	52,204	584,430	583,597	833
Brambles Ltd. (Australia)	19,648	145,238	145,273	(35)
Clean Harbors, Inc. (a)	9,361	531,705	531,705	—
Covanta Holding Corp.	10,872	164,167	164,167	—
Healthcare Services Group, Inc.	12,176	636,196	636,196	—
Societe BIC SA (France)	4,856	569,507	569,589	(82)
Sohgo Security Services Co. Ltd. (Japan)	12,600	534,310	534,100	210
Team, Inc. (a)	12,321	176,806	176,806	—

	134,038	3,342,359	3,341,433	926

Construction & Engineering - 0.8%
Dycom Industries, Inc. (a)	6,371	577,213	577,213	—
Ferrovial SA (Spain)	26,562	573,697	572,804	893
Granite Construction, Inc.	10,599	519,563	519,563	—
Primoris Services Corp.	21,589	537,998	537,998	—
SNC-Lavalin Group, Inc. (Canada)	13,259	583,960	583,960	—

	78,380	2,792,431	2,791,538	893

Electrical Equipment - 0.5%
Acuity Brands, Inc.	3,171	642,603	642,603	—
Melrose Industries plc (United Kingdom)	184,959	567,137	567,137	—
OSRAM Licht AG (Germany)	8,207	685,036	683,925	1,111

	196,337	1,894,776	1,893,665	1,111

Industrial Conglomerates - 0.1%
DCC plc (United Kingdom)	6,036	530,794	530,639	155
Machinery - 1.1%
CIRCOR International, Inc.	9,675	484,331	484,331	—
EnPro Industries, Inc.	7,334	564,865	564,865	—
FANUC Corp. (Japan)	2,700	552,637	552,028	609
Flowserve Corp.	2,406	98,959	98,959	—
GEA Group AG (Germany)	11,666	474,311	474,119	192
Kone OYJ (Finland), Class B	11,702	609,663	609,526	137
Proto Labs, Inc. (a)	4,716	348,512	348,512	—
REV Group, Inc.	20,705	553,859	553,859	—
Welbilt, Inc. (a)	27,029	526,795	526,795	—

	97,933	4,213,932	4,212,994	938

Marine - 0.1%
Matson, Inc.	16,177	456,191	456,191	—
Professional Services - 0.5%
Advisory Board Co. (The) (a)	10,377	583,187	583,187	—
Bureau Veritas SA (France)	24,548	559,258	559,317	(59)
SGS SA (Registered) (Switzerland)	243	537,292	537,075	217

	35,168	1,679,737	1,679,579	158

Road & Rail - 0.9%
AMERCO	1,373	533,493	533,493	—
Avis Budget Group, Inc. (a)	20,698	637,084	637,084	—
Genesee & Wyoming, Inc., Class A (a)	1,667	108,622	108,622	—
Hertz Global Holdings, Inc. (a)	46,227	631,923	631,923	—
Keio Corp. (Japan)	14,000	117,338	117,240	98
Kintetsu Group Holdings Co. Ltd. (Japan)	128,000	491,124	490,846	278
Odakyu Electric Railway Co. Ltd. (Japan)	6,400	126,845	126,774	71
Werner Enterprises, Inc.	20,707	613,963	613,963	—

	239,072	3,260,392	3,259,945	447

Trading Companies & Distributors - 0.6%
Beacon Roofing Supply, Inc. (a)	10,591	486,445	486,445	—
Herc Holdings, Inc. (a)	14,951	678,476	678,476	—
MISUMI Group, Inc. (Japan)	5,800	143,941	143,839	102
MonotaRO Co. Ltd. (Japan)	16,000	528,278	527,761	517

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Trading Companies & Distributors - continued
SiteOne Landscape Supply, Inc. (a)	10,742	563,955	563,955	—

	58,084	2,401,095	2,400,476	619

Transportation Infrastructure - 0.2%
Aeroports de Paris (France)	3,526	597,102	596,722	380
Groupe Eurotunnel SE (Registered) (France)	12,351	136,883	136,955	(72)
Mitsubishi Logistics Corp. (Japan)	9,000	115,679	115,539	140

	24,877	849,664	849,216	448

Total Industrials	1,449,104	25,324,919	25,318,917	6,002

Information Technology - 5.4%
Communications Equipment - 0.3%
Infinera Corp. (a)	51,166	600,177	600,177	—
Nokia OYJ (Finland)	47,570	302,966	303,553	(587)
ViaSat, Inc. (a)	3,525	232,967	232,967	—

	102,261	1,136,110	1,136,697	(587)

Electronic Equipment, Instruments & Components - 0.2%
Ai Holdings Corp. (Japan)	22,200	612,164	611,655	509
Internet Software & Services - 1.5%
2U, Inc. (a)	4,775	247,106	247,106	—
Benefitfocus, Inc. (a)	9,038	323,109	323,109	—
Box, Inc., Class A (a)	31,534	594,416	594,416	—
Cornerstone OnDemand, Inc. (a)	16,573	668,058	668,058	—
GMO internet, Inc. (Japan)	12,600	162,636	162,494	142
GrubHub, Inc. (a)	12,730	587,235	587,235	—
New Relic, Inc. (a)	4,121	193,522	193,522	—
Pandora Media, Inc. (a)	38,173	341,648	341,648	—
Q2 Holdings, Inc. (a)	14,697	571,713	571,713	—
Quotient Technology, Inc. (a)	55,095	639,102	639,102	—
Yahoo Japan Corp. (Japan)	132,300	600,027	598,781	1,246
Zillow Group, Inc., Class C (a)	12,322	556,462	556,462	—

	343,958	5,485,034	5,483,646	1,388

IT Services - 0.5%
Digital Garage, Inc. (Japan) (a)	25,600	487,409	486,375	1,034
InterXion Holding NV (Netherlands) (a)	3,524	168,694	168,694	—
Syntel, Inc.	30,929	602,806	602,806	—
Wirecard AG (Germany)	9,014	690,292	689,829	463

	69,067	1,949,201	1,947,704	1,497

Semiconductors & Semiconductor Equipment - 0.7%
ams AG (Austria) (a)	9,467	682,893	682,254	639
ASML Holding NV (Netherlands)	4,226	641,102	637,286	3,816
Cavium, Inc. (a)	9,263	573,750	573,750	—
First Solar, Inc. (a)	14,879	733,683	733,683	—

	37,835	2,631,428	2,626,973	4,455

Software - 2.0%
Capcom Co. Ltd. (Japan) (a)	25,400	630,593	629,162	1,431
FireEye, Inc. (a)	24,873	363,892	363,892	—
Globant SA (a)	6,269	288,186	288,186	—
Guidewire Software, Inc. (a)	8,978	647,852	647,852	—
HubSpot, Inc. (a)	2,262	163,656	163,656	—
Imperva, Inc. (a)	6,404	288,500	288,500	—
Nintendo Co. Ltd. (Japan)	1,200	407,964	407,538	426
Paycom Software, Inc. (a)	8,901	623,871	623,871	—
Paylocity Holding Corp. (a)	13,381	608,434	608,434	—
Pegasystems, Inc.	9,192	555,656	555,656	—
RingCentral, Inc., Class A (a)	5,937	206,608	206,608	—
Sage Group plc (The) (United Kingdom)	61,268	544,841	544,854	(13)
salesforce.com, Inc. (a)	5,578	506,482	506,482	—
ServiceNow, Inc. (a)	5,970	659,387	659,387	—
Splunk, Inc. (a)	4,682	280,967	280,967	—
Tableau Software, Inc., Class A (a)	4,624	298,017	298,017	—
Workday, Inc., Class A (a)	1,569	160,211	160,211	—
Zendesk, Inc. (a)	9,211	270,067	270,067	—

	205,699	7,505,184	7,503,340	1,844

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Technology Hardware, Storage & Peripherals - 0.2%
Pure Storage, Inc., Class A (a)	13,055	157,574	157,574	—
Ricoh Co. Ltd. (Japan)	62,800	590,717	590,478	239
Stratasys Ltd. (a)	5,226	125,372	125,372	—

	81,081	873,663	873,424	239

Total Information Technology	862,101	20,192,784	20,183,439	9,345

Materials - 5.4%
Chemicals - 2.4%
Air Liquide SA (France)	4,071	499,756	499,160	596
CF Industries Holdings, Inc.	18,114	531,646	531,646	—
Clariant AG (Registered) (Switzerland) (a)	27,417	637,967	637,103	864
Croda International plc (United Kingdom)	11,434	558,333	557,932	401
DuluxGroup Ltd. (Australia)	103,236	544,260	544,346	(86)
Essentra plc (United Kingdom)	74,948	529,537	529,537	—
Ferro Corp. (a)	31,951	614,737	614,737	—
GCP Applied Technologies, Inc. (a)	18,770	568,731	568,731	—
Givaudan SA (Registered) (Switzerland)	294	585,294	584,945	349
Johnson Matthey plc (United Kingdom)	15,832	586,974	586,772	202
Kansai Paint Co. Ltd. (Japan)	25,400	583,132	580,991	2,141
Potash Corp. of Saskatchewan, Inc. (Canada)	8,564	153,180	153,180	—
Symrise AG (Germany)	7,839	549,643	548,853	790
Taiyo Nippon Sanso Corp. (Japan)	51,900	601,644	599,806	1,838
Toray Industries, Inc. (Japan)	66,000	596,871	595,975	896
Umicore SA (Belgium)	9,034	725,939	725,269	670
WR Grace & Co.	1,777	122,542	122,542	—

	476,581	8,990,186	8,981,525	8,661

Construction Materials - 0.3%
Boral Ltd. (Australia)	125,000	692,000	692,710	(710)
Vulcan Materials Co.	4,378	539,019	539,019	—

	129,378	1,231,019	1,231,729	(710)

Containers & Packaging - 0.5%
Amcor Ltd. (Australia)	45,039	552,719	552,875	(156)
Ball Corp.	14,046	588,527	588,527	—
Huhtamaki OYJ (Finland)	13,324	516,406	516,315	91

	72,409	1,657,652	1,657,717	(65)

Metals & Mining - 2.2%
Alamos Gold, Inc. (Canada), Class A	84,438	598,025	598,025	—
Alcoa Corp.	16,911	615,560	615,560	—
Coeur Mining, Inc. (a)	68,845	570,037	570,037	—
Compass Minerals International, Inc.	8,938	617,169	617,169	—
Eldorado Gold Corp. (Canada)	222,465	471,071	471,071	—
First Quantum Minerals Ltd. (Zambia)	23,440	259,076	259,076	—
Franco-Nevada Corp. (Canada)	1,827	132,370	132,370	—
Fresnillo plc (Mexico)	9,420	190,906	191,171	(265)
Goldcorp, Inc. (Canada)	44,787	588,060	588,060	—
Hecla Mining Co.	21,517	116,407	116,407	—
Iluka Resources Ltd. (Australia)	90,197	650,861	651,156	(295)
Independence Group NL (Australia)	50,117	120,682	121,071	(389)
New Gold, Inc. (Canada) (a)	172,872	578,204	578,204	—
Pan American Silver Corp. (Canada)	35,761	602,351	602,351	—
Randgold Resources Ltd. (Jersey)	6,214	578,832	578,425	407
Royal Gold, Inc.	7,354	637,298	637,298	—
Sumitomo Metal Mining Co. Ltd. (Japan)	43,000	650,782	649,415	1,367

	908,103	7,977,691	7,976,866	825

Total Materials	1,586,471	19,856,548	19,847,837	8,711

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Capital & Counties Properties plc (United Kingdom)	53,952	204,726	205,090	(364)
Ichigo, Inc. (Japan) (a)	175,900	537,696	537,250	446

	229,852	742,422	742,340	82

Total Real Estate	229,852	742,422	742,340	82

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Iliad SA (France)	607	150,647	150,581	66
SFR Group SA (France) (a)	4,249	158,444	158,158	286
Vivendi SA (France)	27,138	628,705	627,264	1,441
Zayo Group Holdings, Inc. (a)	4,240	139,030	139,030	—

	36,234	1,076,826	1,075,033	1,793

Total Telecommunication Services	36,234	1,076,826	1,075,033	1,793

Utilities - 1.3%
Electric Utilities - 0.3%
Chugoku Electric Power Co., Inc. (The) (Japan)	8,500	93,215	93,185	30
Hokkaido Electric Power Co., Inc. (Japan)	14,700	110,805	110,706	99
Hokuriku Electric Power Co. (Japan)	18,400	170,406	170,355	51
Hydro One Ltd. (Canada)	33,378	598,622	598,622	—

	74,978	973,048	972,868	180

Gas Utilities - 0.2%
New Jersey Resources Corp.	13,970	588,836	588,836	—
Independent Power and Renewable Electricity Producers - 0.2%
Algonquin Power & Utilities Corp. (Canada)	58,147	621,696	621,696	—
Calpine Corp. (a)	18,672	268,503	268,503	—

	76,819	890,199	890,199	—

Multi-Utilities - 0.2%
Dominion Energy, Inc.	1,473	113,686	113,686	—
NiSource, Inc.	21,886	570,349	570,349	—
Sempra Energy	969	109,507	109,507	—

	24,328	793,542	793,542	—

Water Utilities - 0.4%
American Water Works Co., Inc.	6,650	539,315	539,315	—
Aqua America, Inc.	16,091	537,118	537,118	—
California Water Service Group (a)	11,600	451,240	451,240	—
Pennon Group plc (United Kingdom)	10,890	115,664	115,749	(85)

	45,231	1,643,337	1,643,422	(85)

Total Utilities	235,326	4,888,962	4,888,867	95

Total Short Positions of Total Return Basket Swap	8,656,981	135,641,227	135,586,472	54,755

Total of Long and Short Positions of Total Return Basket Swap	6,018,578	(113,024,546)	(112,976,120)	48,426

Outstanding swap contract, at value				$48,426

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions

Common Stocks
Consumer Discretionary - 3.1%
Hotels, Restaurants & Leisure - 0.2%
Tatts Group Ltd. (Australia)	187,621	600,387	600,420	33
Internet & Direct Marketing Retail - 0.6%
HSN, Inc.	59,382	2,354,496	2,354,496	—
Media - 2.3%
Sky plc (United Kingdom)	281,985	3,590,293	3,593,657	3,364
Time Warner, Inc.	46,015	4,712,856	4,712,856	—

	328,000	8,303,149	8,306,513	3,364

Total Consumer Discretionary	575,003	11,258,032	11,261,429	3,397

Consumer Staples - 0.9%
Food & Staples Retailing - 0.3%
Booker Group plc (United Kingdom)	443,284	1,125,873	1,125,873	—
Tobacco - 0.6%
British American Tobacco plc (United Kingdom) (a)	37,944	2,372,259	2,372,259	—

Total Consumer Staples	481,228	3,498,132	3,498,132	—

Energy - 2.3%
Energy Equipment & Services - 0.9%
Amec Foster Wheeler plc (United Kingdom)	346,242	2,027,418	2,031,027	3,609
Atwood Oceanics, Inc. (a)	152,394	1,197,817	1,197,817	—

	498,636	3,225,235	3,228,844	3,609

Oil, Gas & Consumable Fuels - 1.4%
Rice Energy, Inc. (a)	188,271	5,265,940	5,265,940	—

Total Energy	686,907	8,491,175	8,494,784	3,609

Financials - 0.6%
Banks - 0.1%
MainSource Financial Group, Inc.	8,467	295,837	295,837	—
Capital Markets - 0.0% (g)
Sole Realisation Co. plc (United Kingdom) (a)	5,123	4,732	4,732	—
Thrifts & Mortgage Finance - 0.5%
Astoria Financial Corp.	104,124	2,101,222	2,101,222	—

Total Financials	117,714	2,401,791	2,401,791	—

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
CR Bard, Inc.	14,820	4,751,292	4,751,292	—
Industrials - 1.3%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. (a)	11,823	412,623	412,623	—
Commercial Services & Supplies - 0.1%
Berendsen plc (United Kingdom)	30,471	512,593	512,567	(26)
Road & Rail - 1.1%
Swift Transportation Co. (a)	155,161	3,956,606	3,956,605	(1)

Total Industrials	197,455	4,881,822	4,881,795	(27)

Total Long Positions of Total Return Basket Swap	2,073,127	35,282,244	35,289,223	6,979

Short Positions

Common Stocks
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.2%
Tabcorp Holdings Ltd. (Australia)	148,596	496,905	496,522	383
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group (a)	97,000	2,322,180	2,322,180	—

Total Consumer Discretionary	245,596	2,819,085	2,818,702	383

Consumer Staples - 0.9%
Food & Staples Retailing - 0.3%
Tesco plc (United Kingdom) (a)	377,850	868,448	868,494	(46)
Tobacco - 0.6%
British American Tobacco plc (United Kingdom)	37,564	2,336,102	2,336,696	(594)

Total Consumer Staples	415,414	3,204,550	3,205,190	(640)

Energy - 1.9%
Energy Equipment & Services - 0.9%
Ensco plc, Class A	241,392	1,276,964	1,276,964	—
John Wood Group plc (United Kingdom)	257,084	2,070,795	2,074,811	(4,016)

	498,476	3,347,759	3,351,775	(4,016)

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Oil, Gas & Consumable Fuels - 1.0%
EQT Corp.	60,346	3,844,040	3,844,040	—

Total Energy	558,822	7,191,799	7,195,815	(4,016)

Financials - 0.6%
Banks - 0.6%
First Financial Bancorp (a)	11,630	297,728	297,728	—
Sterling Bancorp	90,197	2,083,551	2,083,551	—

	101,827	2,381,279	2,381,279	—

Total Financials	101,827	2,381,279	2,381,279	—

Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
Becton Dickinson and Co.	7,449	1,500,229	1,500,229	—
Industrials - 1.2%
Aerospace & Defense - 0.1%
MacDonald Dettwiler & Associates Ltd. (Canada)	3,666	207,919	207,919	—
Commercial Services & Supplies - 0.0% (g)
Elis SA (France)	10,636	257,295	257,163	132
Road & Rail - 1.1%
Knight Transportation, Inc.	110,598	3,942,819	3,942,819	—

Total Industrials	124,900	4,408,033	4,407,901	132

Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	65,462	2,553,018	2,553,018	—

Total Short Positions of Total Return Basket Swap	1,519,470	24,057,993	24,062,134	(4,141)

Total of Long and Short Positions of Total Return Basket Swap	553,657	11,224,251	11,227,089	2,838

Outstanding Swap contract, at value				$2,838

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions

Common Stocks
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.5%
Tatts Group Ltd. (Australia)	577,881	1,849,219	1,849,321	102
Media - 0.4%
Havas SA (France)	23,465	256,806	257,002	196
Sky plc (United Kingdom)	81,975	1,043,723	1,044,701	978

	105,440	1,300,529	1,301,703	1,174

Total Consumer Discretionary	683,321	3,149,748	3,151,024	1,276

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
Metro Wholesale & Food Specialist AG (Germany) (a)	21,833	441,060	441,060	—
Health Care - 1.0%
Pharmaceuticals - 1.0%
STADA Arzneimittel AG (Germany)	47,175	3,674,651	3,674,651	—
Industrials - 3.0%
Aerospace & Defense - 1.2%
DigitalGlobe, Inc. (a)	28,119	981,353	981,353	—
Zodiac Aerospace (France)	125,724	3,594,295	3,595,414	1,119

	153,843	4,575,648	4,576,767	1,119

Commercial Services & Supplies - 0.3%
Berendsen plc (United Kingdom)	66,835	1,124,322	1,124,264	(58)
Machinery - 0.1%
Pfeiffer Vacuum Technology AG (Germany)	3,373	571,991	571,998	7
Transportation Infrastructure - 1.4%
Abertis Infraestructuras SA (Spain)	254,503	5,028,374	5,018,102	(10,272)

Total Industrials	478,554	11,300,335	11,291,131	(9,204)

Information Technology - 0.3%
IT Services - 0.3%
Paysafe Group plc (Isle of Man) (a)	153,261	1,193,054	1,192,866	(188)
Materials - 0.0% (g)
Metals & Mining - 0.0% (g)
Kirkland Lake Gold Ltd. (Canada)	314	3,254	3,254	—
Telecommunication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Level 3 Communications, Inc. (a)	79,052	4,638,771	4,638,771	—
Vocus Group Ltd. (Australia)	1,085,728	3,031,353	3,028,782	(2,571)

	1,164,780	7,670,124	7,667,553	(2,571)

Total Telecommunication Services	1,164,780	7,670,124	7,667,553	(2,571)

Right
Consumer Discretionary - 0.0% (g)
Media - 0.0% (g)
Media General, Inc., CVR (a)	48,548	—	78,648	78,648

Total Long Positions of Total Return Basket Swap	2,597,786	27,432,226	27,500,187	67,961

Short Positions

Common Stocks
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Tabcorp Holdings Ltd. (Australia)	457,681	1,530,485	1,529,307	1,178
Energy - 0.0% (g)
Oil, Gas & Consumable Fuels - 0.0% (g)
Royal Dutch Shell plc (Netherlands), Class A	33	929	933	(4)
Industrials - 0.4%
Aerospace & Defense - 0.2%
MacDonald Dettwiler & Associates Ltd. (Canada)	14,599	827,989	827,989	—
Commercial Services & Supplies - 0.2%
Elis SA (France)	28,186	681,846	681,500	346

Total Industrials	42,785	1,509,835	1,509,489	346

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	111,804	2,601,679	2,601,679	—

Total Short Positions of Total Return Basket Swap	612,303	5,642,928	5,641,408	1,520

Total of Long and Short Positions of Total Return Basket Swap	1,985,483	21,789,298	21,858,779	69,481

Outstanding swap contract, at value				$69,481

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions

Common Stocks
Consumer Discretionary - 3.8%
Auto Components - 1.8%
Bridgestone Corp. (Japan)	13,100	553,374	551,137	(2,237)
Cie Generale des Etablissements Michelin (France)	4,831	653,961	654,292	331
Cooper-Standard Holdings, Inc. (a)	5,373	549,443	549,443	—
Faurecia (France)	10,860	603,335	603,035	(300)
GKN plc (United Kingdom)	126,986	538,658	538,720	62
Lear Corp.	4,108	608,765	608,765	—
Linamar Corp. (Canada)	8,479	464,704	464,704	—
Magna International, Inc. (Canada)	12,090	576,596	576,596	—
NHK Spring Co. Ltd. (Japan)	52,200	564,875	563,790	(1,085)
Sumitomo Rubber Industries Ltd. (Japan)	31,100	540,502	539,280	(1,222)
Unipres Corp. (Japan) (a)	24,800	578,355	576,782	(1,573)
Valeo SA (France)	8,017	555,575	555,086	(489)

	301,944	6,788,143	6,781,630	(6,513)

Automobiles - 0.2%
Peugeot SA (France)	17,280	371,994	371,706	(288)
Thor Industries, Inc.	5,144	541,920	541,920	—

	22,424	913,914	913,626	(288)

Hotels, Restaurants & Leisure - 0.5%
Aristocrat Leisure Ltd. (Australia)	32,965	534,033	534,575	542
Carnival plc	9,120	616,086	615,567	(519)
William Hill plc (United Kingdom)	110,440	365,015	365,015	—
Wyndham Worldwide Corp.	3,617	377,506	377,506	—

	156,142	1,892,640	1,892,663	23

Household Durables - 0.5%
KB Home	23,381	535,893	535,893	—
MDC Holdings, Inc.	15,775	540,925	540,925	—
Sekisui Chemical Co. Ltd. (Japan)	31,900	587,970	587,608	(362)

	71,056	1,664,788	1,664,426	(362)

Multiline Retail - 0.4%
Big Lots, Inc.	10,626	527,793	527,793	—
Dillard’s, Inc., Class A	6,785	500,869	500,869	—
Target Corp.	7,067	400,487	400,487	—

	24,478	1,429,149	1,429,149	—

Specialty Retail - 0.4%
American Eagle Outfitters, Inc.	28,514	337,606	337,606	—
Best Buy Co., Inc.	9,517	555,222	555,222	—
Children’s Place, Inc. (The)	4,841	511,451	511,451	—

	42,872	1,404,279	1,404,279	—

Total Consumer Discretionary	618,916	14,092,913	14,085,773	(7,140)

Consumer Staples - 1.6%
Beverages - 0.3%
Kirin Holdings Co. Ltd. (Japan)	25,000	551,158	550,594	(564)
Suntory Beverage & Food Ltd. (Japan)	12,300	603,592	602,939	(653)

	37,300	1,154,750	1,153,533	(1,217)

Food & Staples Retailing - 0.6%
J Sainsbury plc (United Kingdom)	174,647	564,091	564,277	186
Loblaw Cos. Ltd. (Canada)	10,245	557,959	557,959	—
SpartanNash Co.	14,221	394,491	394,491	—
Wm Morrison Supermarkets plc (United Kingdom)	176,035	558,354	558,313	(41)

	375,148	2,074,895	2,075,040	145

Food Products - 0.5%
Fresh Del Monte Produce, Inc.	11,032	567,817	567,817	—
Pinnacle Foods, Inc.	9,055	537,686	537,686	—
Saputo, Inc. (Canada)	17,322	587,149	587,149	—

	37,409	1,692,652	1,692,652	—

Personal Products - 0.1%
USANA Health Sciences, Inc. (a)	9,641	550,501	550,501	—
Tobacco - 0.1%
Universal Corp.	7,662	489,985	489,985	—

Total Consumer Staples	467,160	5,962,783	5,961,711	(1,072)

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions - continued

Common Stocks - continued
Energy - 2.7%
Energy Equipment & Services - 0.5%
Nabors Industries Ltd.	12,126	93,491	93,491	—
Noble Corp. plc (a)	41,907	167,628	167,628	—
Patterson-UTI Energy, Inc.	6,868	132,827	132,827	—
Petrofac Ltd. (United Kingdom)	43,489	256,486	256,966	480
SBM Offshore NV (European Union)	35,127	607,533	607,459	(74)
Tecnicas Reunidas SA (Spain)	14,404	510,947	510,781	(166)
Unit Corp. (a)	5,012	90,116	90,116	—

	158,933	1,859,028	1,859,268	240

Oil, Gas & Consumable Fuels - 2.2%
ARC Resources Ltd. (Canada)	11,021	151,956	151,956	—
Enbridge Income Fund Holdings, Inc. (Canada)	22,781	585,445	585,445	—
Enerplus Corp. (Canada)	73,140	659,976	659,976	—
Idemitsu Kosan Co. Ltd. (Japan)	5,200	126,268	126,212	(56)
Imperial Oil Ltd. (Canada)	18,999	545,245	545,245	—
Inter Pipeline Ltd. (Canada)	27,837	549,707	549,707	—
Neste OYJ (Finland)	14,454	626,763	626,639	(124)
OMV AG (Austria)	10,127	573,282	573,666	384
Repsol SA (Spain)	38,510	645,528	644,961	(567)
Royal Dutch Shell plc (Netherlands), Class B	21,561	612,192	614,223	2,031
Saras SpA (Italy)	227,510	523,301	523,477	176
TOTAL SA (France)	11,339	576,656	576,630	(26)
Valero Energy Corp.	8,006	552,174	552,174	—
Veresen, Inc. (Canada)	42,686	623,471	623,471	—
Vermilion Energy, Inc. (Canada)	17,472	575,416	575,416	—

	550,643	7,927,380	7,929,198	1,818

Total Energy	709,576	9,786,408	9,788,466	2,058

Financials - 2.7%
Banks - 0.9%
Credit Agricole SA (France)	35,385	622,048	621,090	(958)
ING Groep NV (Netherlands)	38,709	724,702	723,232	(1,470)
Laurentian Bank of Canada (Canada)	13,294	577,611	577,611	—
National Australia Bank Ltd. (Australia)	24,440	585,582	585,895	313
National Bank of Canada (Canada)	13,550	610,253	610,253	—

	125,378	3,120,196	3,118,081	(2,115)

Capital Markets - 0.3%
3i Group plc (United Kingdom)	45,595	563,079	562,876	(203)
SBI Holdings, Inc. (Japan)	41,200	590,093	589,431	(662)

	86,795	1,153,172	1,152,307	(865)

Insurance - 1.5%
Allianz SE (Registered) (Germany)	2,883	614,321	614,534	213
ASR Nederland NV (Netherlands)	16,281	615,787	615,787	—
CNP Assurances (France)	25,465	614,967	614,768	(199)
Manulife Financial Corp. (Canada)	32,991	679,534	679,534	—
Mapfre SA (Spain)	170,529	636,099	635,190	(909)
SCOR SE (France)	15,169	639,541	639,765	224
Swiss Life Holding AG (Registered) (Switzerland) (a)	1,679	612,945	612,755	(190)
Validus Holdings Ltd.	9,786	526,389	526,389	—
Zurich Insurance Group AG (Switzerland)	2,078	633,533	633,332	(201)

	276,861	5,573,116	5,572,054	(1,062)

Total Financials	489,034	9,846,484	9,842,442	(4,042)

Health Care - 2.5%
Health Care Equipment & Supplies - 0.2%
Natus Medical, Inc. (a)	16,484	580,237	580,237	—
Health Care Providers & Services - 1.0%
Aetna, Inc.	3,764	580,823	580,823	—
Chemed Corp.	2,690	531,275	531,275	—
Express Scripts Holding Co. (a)	5,765	361,120	361,120	—
Humana, Inc.	2,558	591,409	591,409	—
Owens & Minor, Inc.	12,823	413,285	413,285	—
Quest Diagnostics, Inc.	5,104	552,814	552,814	—
UnitedHealth Group, Inc.	3,081	590,967	590,967	—

	35,785	3,621,693	3,621,693	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions - continued

Common Stocks - continued
Life Sciences Tools & Services - 0.1%
Evotec AG (Germany) (a)	39,048	563,945	562,675	(1,270)
Pharmaceuticals - 1.2%
Bayer AG (Registered) (Germany)	4,212	534,268	533,497	(771)
Ipsen SA (France)	4,165	533,730	533,098	(632)
Johnson & Johnson	4,790	635,729	635,729	—
Mallinckrodt plc (a)	12,793	585,919	585,919	—
Merck KGaA (Germany)	5,085	558,922	557,985	(937)
Roche Holding AG (Switzerland)	1,878	484,576	484,193	(383)
Sanofi (France)	6,369	608,598	606,896	(1,702)
Tsumura & Co. (Japan) (a)	14,700	572,693	571,338	(1,355)

	53,992	4,514,435	4,508,655	(5,780)

Total Health Care	145,309	9,280,310	9,273,260	(7,050)

Industrials - 4.9%
Aerospace & Defense - 0.1%
Dassault Aviation SA (France)	404	605,638	606,565	927
Airlines - 0.4%
Alaska Air Group, Inc.	5,694	485,300	485,300	—
Deutsche Lufthansa AG (Registered) (Germany)	27,586	593,528	592,410	(1,118)
International Consolidated Airlines Group SA (United Kingdom)	71,187	542,881	542,905	24

	104,467	1,621,709	1,620,615	(1,094)

Building Products - 0.5%
Asahi Glass Co. Ltd. (Japan)	13,000	548,324	547,163	(1,161)
Nichias Corp. (Japan) (a)	54,000	655,866	655,800	(66)
Owens Corning	8,774	588,297	588,297	—

	75,774	1,792,487	1,791,260	(1,227)

Commercial Services & Supplies - 0.2%
Deluxe Corp.	7,781	561,788	561,788	—
Construction & Engineering - 1.1%
ACS Actividades de Construccion y Servicios SA (Spain)	14,583	559,764	558,478	(1,286)
Argan, Inc.	8,424	542,927	542,927	—
Bouygues SA (France)	12,955	555,858	555,434	(424)
HOCHTIEF AG (Germany)	3,464	619,203	618,302	(901)
Kinden Corp. (Japan) (a)	34,500	537,630	537,009	(621)
Maeda Corp. (Japan) (a)	49,000	593,360	592,450	(910)
Nishimatsu Construction Co. Ltd. (Japan) (a)	103,000	593,270	592,758	(512)

	225,926	4,002,012	3,997,358	(4,654)

Electrical Equipment - 0.3%
Philips Lighting NV (Netherlands)	16,663	633,194	633,272	78
Prysmian SpA (Italy)	21,564	690,518	689,744	(774)

	38,227	1,323,712	1,323,016	(696)

Machinery - 1.3%
Barnes Group, Inc.	10,574	636,343	636,343	—
Cargotec OYJ (Finland), Class B	10,033	612,857	612,541	(316)
Georg Fischer AG (Registered) (Switzerland)	621	706,448	706,289	(159)
Hillenbrand, Inc.	15,757	567,252	567,252	—
Metso OYJ (Finland)	15,763	501,588	501,480	(108)
Valmet OYJ (Finland)	31,182	568,464	568,401	(63)
Wabash National Corp.	25,127	479,423	479,423	—
Wartsila OYJ Abp (Finland)	9,280	616,845	616,732	(113)

	118,337	4,689,220	4,688,461	(759)

Road & Rail - 0.3%
Canadian National Railway Co. (Canada)	7,772	614,155	614,155	—
Sankyu, Inc. (Japan) (a)	85,000	641,480	640,206	(1,274)

	92,772	1,255,635	1,254,361	(1,274)

Trading Companies & Distributors - 0.5%
Finning International, Inc. (Canada)	27,337	550,139	550,139	—
Howden Joinery Group plc (United Kingdom)	104,585	586,317	586,602	285
Kanamoto Co. Ltd. (Japan) (a)	17,000	610,640	609,438	(1,202)

	148,922	1,747,096	1,746,179	(917)

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions - continued

Common Stocks - continued
Transportation Infrastructure - 0.2%
Fraport AG Frankfurt Airport Services Worldwide (Germany)	6,584	659,540	659,316	(224)

Total Industrials	819,194	18,258,837	18,248,919	(9,918)

Information Technology - 3.5%
Communications Equipment - 0.1%
Cisco Systems, Inc.	12,504	393,251	393,251	—
Electronic Equipment, Instruments & Components - 0.6%
Corning, Inc.	13,043	380,073	380,073	—
Methode Electronics, Inc.	13,416	533,286	533,286	—
Oki Electric Industry Co. Ltd. (Japan) (a)	39,500	541,739	540,840	(899)
Omron Corp. (Japan)	14,100	704,712	703,478	(1,234)

	80,059	2,159,810	2,157,677	(2,133)

Internet Software & Services - 0.0% (g)
Mixi, Inc. (Japan)	1,900	104,612	104,423	(189)
IT Services - 1.0%
Amdocs Ltd.	7,071	474,959	474,959	—
Atos SE (France)	4,464	678,791	678,687	(104)
CGI Group, Inc. (Canada), Class A (a)	11,193	591,005	591,005	—
Convergys Corp.	10,901	261,297	261,297	—
NeuStar, Inc., Class A (a)	17,379	580,459	580,459	—
Science Applications International Corp.	7,893	555,746	555,746	—
Western Union Co. (The)	20,236	399,661	399,661	—

	79,137	3,541,918	3,541,814	(104)

Semiconductors & Semiconductor Equipment - 1.3%
Advanced Energy Industries, Inc. (a)	7,825	567,704	567,704	—
ASM International NV (Netherlands)	8,928	537,537	537,267	(270)
BE Semiconductor Industries NV (Netherlands)	11,258	731,531	732,317	786
Dialog Semiconductor plc (United Kingdom) (a)	12,574	549,335	547,938	(1,397)
Disco Corp. (Japan)	3,000	532,541	531,702	(839)
Intel Corp.	11,466	406,699	406,699	—
MKS Instruments, Inc.	7,144	597,596	597,596	—
SCREEN Holdings Co. Ltd. (Japan) (a)	8,300	557,123	554,792	(2,331)
Teradyne, Inc.	9,766	337,806	337,806	—
Ulvac, Inc. (Japan)	2,200	118,137	117,954	(183)
Xperi Corp.	708	20,709	20,709	—

	83,169	4,956,718	4,952,484	(4,234)

Software - 0.2%
Nexon Co. Ltd. (Japan)	10,200	212,336	212,001	(335)
Oracle Corp.	8,047	401,787	401,787	—

	18,247	614,123	613,788	(335)

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	4,214	626,748	626,748	—
Brother Industries Ltd. (Japan)	23,900	611,348	609,796	(1,552)

	28,114	1,238,096	1,236,544	(1,552)

Total Information Technology	303,130	13,008,528	12,999,981	(8,547)

Materials - 2.1%
Chemicals - 1.0%
Innophos Holdings, Inc.	2,881	120,339	120,339	—
LyondellBasell Industries NV, Class A	7,006	631,171	631,171	—
Mitsubishi Chemical Holdings Corp. (Japan)	69,600	586,497	582,709	(3,788)
Stepan Co.	6,735	553,415	553,415	—
Sumitomo Bakelite Co. Ltd. (Japan) (a)	79,000	575,418	573,907	(1,511)
Tokai Carbon Co. Ltd. (Japan) (a)	100,800	653,744	650,504	(3,240)
Trinseo SA	7,762	545,669	545,669	—

	273,784	3,666,253	3,657,714	(8,539)

Metals & Mining - 0.6%
Aperam SA (Luxembourg)	10,738	522,004	521,901	(103)
Centamin plc (Jersey)	296,424	649,229	650,168	939
Nisshin Steel Co. Ltd. (Japan)	21,500	263,667	263,427	(240)
OZ Minerals Ltd. (Australia)	91,845	612,790	613,806	1,016
Yamato Kogyo Co. Ltd. (Japan)	4,900	137,562	137,349	(213)

	425,407	2,185,252	2,186,651	1,399

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions - continued

Common Stocks - continued
Paper & Forest Products - 0.5%
Schweitzer-Mauduit International, Inc.	12,251	470,683	470,683	—
UPM-Kymmene OYJ (Finland)	19,318	526,208	525,896	(312)
West Fraser Timber Co. Ltd. (Canada)	13,215	702,221	702,221	—

	44,784	1,699,112	1,698,800	(312)

Total Materials	743,975	7,550,617	7,543,165	(7,452)

Real Estate - 0.5%
Real Estate Management & Development - 0.5%
BUWOG AG (Austria) (a)	20,465	601,664	601,664	—
Deutsche EuroShop AG (Germany)	14,070	585,877	585,943	66
Tokyo Tatemono Co. Ltd. (Japan) (a)	38,500	524,532	523,856	(676)

	73,035	1,712,073	1,711,463	(610)

Total Real Estate	73,035	1,712,073	1,711,463	(610)

Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG (Registered) (Germany)	32,766	599,087	598,593	(494)
Telefonica SA (Spain)	52,897	598,642	598,951	309

	85,663	1,197,729	1,197,544	(185)

Wireless Telecommunication Services - 0.2%
NTT DOCOMO, Inc. (Japan)	4,600	106,941	106,821	(120)
Rogers Communications, Inc. (Canada), Class B	11,833	615,307	615,307	—

	16,433	722,248	722,128	(120)

Total Telecommunication Services	102,096	1,919,977	1,919,672	(305)

Utilities - 1.2%
Electric Utilities - 0.5%
EDP - Energias de Portugal SA (Portugal)	159,960	568,082	567,929	(153)
Endesa SA (Spain)	24,051	569,716	569,367	(349)
Tokyo Electric Power Co. Holdings, Inc. (Japan) (a)	136,900	581,153	580,688	(465)

	320,911	1,718,951	1,717,984	(967)

Gas Utilities - 0.1%
Gas Natural SDG SA (Spain)	22,370	524,071	523,549	(522)
Multi-Utilities - 0.6%
A2A SpA (Italy)	359,557	612,075	611,650	(425)
Ameren Corp.	10,571	593,033	593,033	—
CenterPoint Energy, Inc.	20,509	578,149	578,149	—
Hera SpA (Italy)	169,928	549,169	549,477	308

	560,565	2,332,426	2,332,309	(117)

Total Utilities	903,846	4,575,448	4,573,842	(1,606)

Total Long Positions of Total Return Basket Swap	5,375,271	95,994,378	95,948,694	(45,684)

Short Positions

Common Stocks
Consumer Discretionary - 2.6%
Hotels, Restaurants & Leisure - 1.1%
Accor SA (France)	10,741	499,199	498,960	239
Chipotle Mexican Grill, Inc. (a)	769	264,359	264,359	—
Domino’s Pizza Enterprises Ltd. (Australia)	12,084	515,358	515,162	196
Fiesta Restaurant Group, Inc. (a)	16,015	269,052	269,052	—
Merlin Entertainments plc (United Kingdom)	66,575	412,229	412,232	(3)
NH Hotel Group SA (Spain)	70,152	467,549	467,372	177
Resorttrust, Inc. (Japan)	17,000	313,647	313,371	276
Shake Shack, Inc., Class A (a)	15,474	510,797	510,797	—
Whitbread plc (United Kingdom)	7,190	365,040	365,108	(68)
Wynn Resorts Ltd.	4,719	610,355	610,355	—

	220,719	4,227,585	4,226,768	817

Internet & Direct Marketing Retail - 0.7%
Ocado Group plc (United Kingdom) (a)	141,930	563,847	563,837	10
Rakuten, Inc. (Japan)	38,000	464,638	464,177	461
TripAdvisor, Inc. (a)	6,157	240,246	240,246	—
Yoox Net-A-Porter Group SpA (Italy) (a)	21,541	712,732	713,490	(758)
Zalando SE (Germany) (a)	11,509	515,205	515,112	93

	219,137	2,496,668	2,496,862	(194)

Media - 0.2%
Altice NV (Netherlands), Class A (a)	24,977	616,636	615,370	1,266

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Multiline Retail - 0.2%
B&M European Value Retail SA (Luxembourg)	86,622	411,440	411,677	(237)
Isetan Mitsukoshi Holdings Ltd. (Japan)	47,800	466,532	465,818	714

	134,422	877,972	877,495	477

Specialty Retail - 0.3%
Bic Camera, Inc. (Japan) (a)	50,000	580,979	580,315	664
Dufry AG (Registered) (Switzerland) (a)	3,320	529,098	528,895	203

	53,320	1,110,077	1,109,210	867

Textiles, Apparel & Luxury Goods - 0.1%
G-III Apparel Group Ltd. (a)	9,777	254,495	254,495	—

Total Consumer Discretionary	662,352	9,583,433	9,580,200	3,233

Consumer Staples - 0.8%
Beverages - 0.2%
Anheuser-Busch InBev SA/NV (Belgium)	3,243	390,818	391,212	(394)
Brown-Forman Corp., Class B	8,956	442,426	442,426	—

	12,199	833,244	833,638	(394)

Food & Staples Retailing - 0.1%
Costco Wholesale Corp.	2,534	401,664	401,664	—
Food Products - 0.3%
Calbee, Inc. (Japan)	12,200	506,282	505,787	495
Kewpie Corp. (Japan)	13,300	334,656	334,543	113

	25,500	840,938	840,330	608

Personal Products - 0.1%
Edgewell Personal Care Co. (a)	5,096	367,931	367,931	—
Tobacco - 0.1%
Vector Group Ltd.	22,216	447,208	447,208	—

Total Consumer Staples	67,545	2,890,985	2,890,771	214

Energy - 1.3%
Energy Equipment & Services - 0.1%
Weatherford International plc (a)	81,679	364,288	364,288	—
Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy, Inc. (a)	10,159	459,187	459,187	—
Concho Resources, Inc. (a)	3,919	510,489	510,489	—
EQT Corp.	6,555	417,554	417,554	—
Kosmos Energy Ltd. (Ghana) (a)	81,313	536,666	536,666	—
MEG Energy Corp. (Canada) (a)	167,834	689,240	689,240	—
PDC Energy, Inc. (a)	6,742	317,953	317,953	—
PrairieSky Royalty Ltd. (Canada)	602	14,949	14,949	—
RSP Permian, Inc. (a)	10,783	370,504	370,504	—
Seven Generations Energy Ltd. (Canada), Class A (a)	22,400	389,339	389,339	—
SM Energy Co.	11,566	201,133	201,133	—
Tullow Oil plc (Ghana) (a)	136,574	302,908	303,761	(853)
WPX Energy, Inc. (a)	32,498	350,328	350,328	—

	490,945	4,560,250	4,561,103	(853)

Total Energy	572,624	4,924,538	4,925,391	(853)

Financials - 2.5%
Banks - 0.8%
Banco Comercial Portugues SA (Portugal), Class R (a)	2,298,537	656,851	655,178	1,673
Banco Espirito Santo SA (Registered) (Portugal) (a)	35,937	—	—	—
Bank of Ireland Group plc (Ireland) (a)	68,483	571,545	571,545	—
Bank of Kyoto Ltd. (The) (Japan)	65,000	623,793	623,032	761
Seven Bank Ltd. (Japan)	136,400	540,676	539,784	892
Standard Chartered plc (United Kingdom) (a)	51,531	575,671	576,027	(356)

	2,655,888	2,968,536	2,965,566	2,970

Capital Markets - 0.6%
Charles Schwab Corp. (The)	14,132	606,263	606,263	—
Financial Engines, Inc.	12,372	475,704	475,704	—
Moody’s Corp.	4,908	646,040	646,040	—
TD Ameritrade Holding Corp.	10,906	498,731	498,731	—

	42,318	2,226,738	2,226,738	—

Consumer Finance - 0.4%
Acom Co. Ltd. (Japan) (a)	123,900	528,214	527,648	566
Aiful Corp. (Japan) (a)	135,200	468,469	468,116	353

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Consumer Finance - continued
LendingClub Corp. (a)	53,253	269,993	269,993	—

	312,353	1,266,676	1,265,757	919

Diversified Financial Services - 0.4%
AMP Ltd. (Australia)	147,723	636,982	636,828	154
Element Fleet Management Corp. (Canada)	40,395	305,858	305,858	—
Wendel SA (France)	3,938	592,981	592,520	461

	192,056	1,535,821	1,535,206	615

Insurance - 0.2%
St James’s Place plc (United Kingdom)	40,765	654,568	654,782	(214)
Thrifts & Mortgage Finance - 0.1%
PHH Corp. (a)	31,891	439,458	439,458	—

Total Financials	3,275,271	9,091,797	9,087,507	4,290

Health Care - 1.1%
Health Care Equipment & Supplies - 0.5%
DexCom, Inc. (a)	2,669	177,782	177,782	—
Insulet Corp. (a)	10,249	515,627	515,627	—
Neogen Corp. (a)	8,534	562,134	562,134	—
Wright Medical Group NV (a)	16,743	439,839	439,839	—

	38,195	1,695,382	1,695,382	—

Health Care Providers & Services - 0.1%
Diplomat Pharmacy, Inc. (a)	6,455	102,441	102,441	—
Healthscope Ltd. (Australia)	221,778	369,039	369,153	(114)

	228,233	471,480	471,594	(114)

Life Sciences Tools & Services - 0.1%
MorphoSys AG (Germany) (a)	8,841	646,065	645,899	166
Pharmaceuticals - 0.4%
Mayne Pharma Group Ltd. (Australia) (a)	641,865	492,952	493,142	(190)
Medicines Co. (The) (a)	7,434	285,837	285,837	—
Nektar Therapeutics (a)	11,077	241,811	241,811	—
Pacira Pharmaceuticals, Inc. (a)	9,247	365,257	365,257	—

	669,623	1,385,857	1,386,047	(190)

Total Health Care	944,892	4,198,784	4,198,922	(138)

Industrials - 3.1%
Aerospace & Defense - 0.1%
Bombardier, Inc. (Canada), Class B (a)	273,641	550,903	550,903	—
Air Freight & Logistics - 0.1%
Yamato Holdings Co. Ltd. (Japan)	18,500	371,695	371,338	357
Airlines - 0.1%
Spirit Airlines, Inc. (a)	9,599	372,921	372,921	—
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	9,971	484,092	484,092	—
Kingspan Group plc (Ireland)	15,861	527,988	527,988	—

	25,832	1,012,080	1,012,080	—

Commercial Services & Supplies - 0.4%
Bilfinger SE (Germany)	12,095	494,761	494,211	550
Brambles Ltd. (Australia)	52,653	389,211	389,305	(94)
Covanta Holding Corp.	28,580	431,558	431,558	—

	93,328	1,315,530	1,315,074	456

Construction & Engineering - 0.1%
OCI NV (Netherlands) (a)	24,209	519,151	518,644	507
Machinery - 0.5%
Alstom SA (France)	17,378	623,025	622,586	439
Flowserve Corp.	9,928	408,339	408,339	—
Konecranes OYJ (Finland)	12,826	572,718	572,244	474
Proto Labs, Inc. (a)	3,821	282,372	282,372	—

	43,953	1,886,454	1,885,541	913

Professional Services - 0.2%
ALS Ltd. (Australia)	108,723	645,380	645,521	(141)
Road & Rail - 0.5%
Aurizon Holdings Ltd. (Australia)	140,176	562,946	562,632	314
Genesee & Wyoming, Inc., Class A (a)	7,032	458,205	458,205	—
Hertz Global Holdings, Inc. (a)	10,213	139,604	139,604	—
Keio Corp. (Japan)	45,000	377,160	376,844	316

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Road & Rail - continued
Odakyu Electric Railway Co. Ltd. (Japan)	18,000	356,751	356,554	197

	220,421	1,894,666	1,893,839	827

Trading Companies & Distributors - 0.4%
Ashtead Group plc (United Kingdom)	26,823	576,507	576,274	233
Brenntag AG (Germany)	8,564	486,069	485,298	771
Herc Holdings, Inc. (a)	—	7	7	—
MISUMI Group, Inc. (Japan)	18,600	461,605	461,277	328

	53,987	1,524,188	1,522,856	1,332

Transportation Infrastructure - 0.4%
Groupe Eurotunnel SE (Registered) (France)	37,649	417,254	417,474	(220)
Mitsubishi Logistics Corp. (Japan)	29,000	372,743	372,294	449
Qube Holdings Ltd. (Australia)	255,407	543,506	542,958	548

	322,056	1,333,503	1,332,726	777

Total Industrials	1,194,249	11,426,471	11,421,443	5,028

Information Technology - 2.5%
Communications Equipment - 0.2%
Nokia OYJ (Finland)	37,702	240,118	240,583	(465)
ViaSat, Inc. (a)	4,652	307,451	307,451	—

	42,354	547,569	548,034	(465)

Electronic Equipment, Instruments & Components - 0.2%
Fitbit, Inc., Class A (a)	104,318	538,281	538,281	—
Japan Display, Inc. (Japan) (a)	146,700	263,473	262,550	923

	251,018	801,754	800,831	923

Internet Software & Services - 0.6%
2U, Inc. (a)	7,693	398,113	398,113	—
Benefitfocus, Inc. (a)	6,816	243,672	243,672	—
Cimpress NV (Netherlands) (a)	6,674	588,914	588,914	—
GMO internet, Inc. (Japan)	31,400	405,298	404,944	354
New Relic, Inc. (a)	10,155	476,879	476,879	—
Pandora Media, Inc. (a)	26,645	238,473	238,473	—

	89,383	2,351,349	2,350,995	354

IT Services - 0.1%
InterXion Holding NV (Netherlands) (a)	8,440	404,023	404,023	—
Software - 1.2%
Autodesk, Inc. (a)	5,863	649,562	649,562	—
Blackline, Inc. (a)	17,563	680,917	680,917	—
FireEye, Inc. (a)	10,406	152,240	152,240	—
Globant SA (a)	8,103	372,495	372,495	—
HubSpot, Inc. (a)	5,593	404,654	404,654	—
Imperva, Inc. (a)	6,397	288,185	288,185	—
Nintendo Co. Ltd. (Japan)	600	203,981	203,768	213
RingCentral, Inc., Class A (a)	9,242	321,622	321,622	—
Splunk, Inc. (a)	5,520	331,255	331,255	—
Tableau Software, Inc., Class A (a)	5,265	339,329	339,329	—
Workday, Inc., Class A (a)	3,690	376,786	376,786	—
Zendesk, Inc. (a)	11,256	330,026	330,026	—

	89,498	4,451,052	4,450,839	213

Technology Hardware, Storage & Peripherals - 0.2%
Pure Storage, Inc., Class A (a)	29,371	354,508	354,508	—
Stratasys Ltd. (a)	14,921	357,955	357,955	—

	44,292	712,463	712,463	—

Total Information Technology	524,985	9,268,210	9,267,185	1,025

Materials - 2.0%
Chemicals - 0.6%
Axalta Coating Systems Ltd. (a)	15,100	475,650	475,650	—
K+S AG (Registered) (Germany)	19,824	516,171	515,487	684
Potash Corp. of Saskatchewan, Inc. (Canada)	25,969	464,495	464,495	—
Tokyo Ohka Kogyo Co. Ltd. (Japan) (a)	15,400	502,181	501,297	884
WR Grace & Co.	5,376	370,729	370,729	—

	81,669	2,329,226	2,327,658	1,568

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions - continued

Common Stocks - continued
Construction Materials - 0.2%
Summit Materials, Inc., Class A (a)	22,163	630,316	630,316	—
Metals & Mining - 1.2%
Endeavour Mining Corp. (Monaco) (a)	32,952	627,456	627,456	—
First Quantum Minerals Ltd. (Zambia)	40,717	450,034	450,034	—
Franco-Nevada Corp. (Canada)	5,646	409,066	409,066	—
Fresnillo plc (Mexico)	19,643	398,085	398,638	(553)
Hecla Mining Co.	85,160	460,716	460,716	—
Independence Group NL (Australia)	156,945	377,923	379,145	(1,222)
Kobe Steel Ltd. (Japan) (a)	50,300	630,546	629,153	1,393
thyssenkrupp AG (Germany)	20,024	594,625	594,742	(117)
UACJ Corp. (Japan) (a)	212,000	626,895	625,730	1,165

	623,387	4,575,346	4,574,680	666

Total Materials	727,219	7,534,888	7,532,654	2,234

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Capital & Counties Properties plc (United Kingdom)	91,500	347,205	347,823	(618)
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.6%
Iliad SA (France)	1,728	428,862	428,673	189
SFR Group SA (France) (a)	14,157	527,910	526,958	952
TalkTalk Telecom Group plc (United Kingdom)	229,335	544,652	544,652	—
Zayo Group Holdings, Inc. (a)	14,493	475,225	475,225	—

	259,713	1,976,649	1,975,508	1,141

Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	58,023	463,024	463,024	—

Total Telecommunication Services	317,736	2,439,673	2,438,532	1,141

Utilities - 1.1%
Electric Utilities - 0.3%
Chugoku Electric Power Co., Inc. (The) (Japan)	37,500	411,243	411,110	133
Hokkaido Electric Power Co., Inc. (Japan)	52,400	394,979	394,626	353
Hokuriku Electric Power Co. (Japan)	46,500	430,645	430,516	129

	136,400	1,236,867	1,236,252	615

Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)	29,065	417,954	417,954	—
Northland Power, Inc. (Canada)	27,332	509,043	509,043	—

	56,397	926,997	926,997	—

Multi-Utilities - 0.3%
Dominion Energy, Inc.	5,869	452,970	452,970	—
Sempra Energy	4,216	476,450	476,450	—

	10,085	929,420	929,420	—

Water Utilities - 0.2%
American States Water Co.	11,202	553,939	553,939	—
Pennon Group plc (United Kingdom)	39,236	416,732	417,040	(308)

	50,438	970,671	970,979	(308)

Total Utilities	253,320	4,063,955	4,063,648	307

Preferred Stock
Industrials - 0.0% (g)
Aerospace & Defense - 0.0% (g)
Rolls-Royce Holdings plc (Preference) (United Kingdom), Class C (a)	28,556	38	38	—

Total Short Positions of Total Return Basket Swap	8,660,249	65,769,977	65,754,114	15,863

Total of Long and Short Positions of Total Return Basket Swap	3,284,978	30,224,401	30,194,580	(29,821)

Outstanding swap contract, at value				$(29,821)

Percentages indicated are based on net assets.

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited) (continued)

NOTES TO ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS:

CVR	—	Contingent Value Rights

(1)	Notional value represents the market value (including any fees or commissions) of the long and short positions as of the reset date.
(2)	Current value represents market value as of July 31, 2017 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(3)	Value represents the unrealized gain(loss) of the positions subsequent to the swap reset.
(a)	Non-income producing security.
(g)	Amount rounds to less than 0.05%.

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Systematic Alpha Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 11, 2012 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. As of July 31, 2017, net assets of the Fund were $370,024,275 of which $49,425,766 or approximately 13.4%, represented the Subsidiary’s net assets. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$29,499,367	$1,088,464	$—		$30,587,831
Consumer Staples	13,566,496	2,363,664	—		15,930,160
Energy	7,821,750	1,080,590	76,070		8,978,410
Financials	15,885,153	—	—		15,885,153
Health Care	35,028,054	1,586,954	—		36,615,008
Industrials	17,609,481	2,016,167	—		19,625,648
Information Technology	41,907,098	1,354,239	—		43,261,337
Materials	11,646,927	5,165,783	—		16,812,710
Real Estate	1,933,639	—	—		1,933,639
Telecommunication Services	2,369,336	457,473	—		2,826,809
Utilities	8,324,854	—	—		8,324,854

Total Common Stocks	185,592,155	15,113,334	76,070		200,781,559

Convertible Preferred Stocks
Energy	1,099,254	—	—		1,099,254
Financials	943,882	—	—		943,882
Health Care	1,243,777	—	—		1,243,777
Real Estate	310,650	—	—		310,650
Telecommunication Services	1,054,716	—	—		1,054,716
Utilities	456,987	—	—		456,987

Total Convertible Preferred Stocks	5,109,266	—	—		5,109,266

Debt Securities
Convertible Bonds
Consumer Discretionary	—	1,919,445	—		1,919,445
Financials	—	2,477,723	—		2,477,723
Health Care	—	7,058,038	—		7,058,038
Industrials	—	568,172	—		568,172
Information Technology	—	11,410,891	—		11,410,891
Materials	—	485,085	—		485,085
Real Estate	—	580,709	—		580,709
Utilities	—	768,423	—		768,423

Total Convertible Bonds	—	25,268,486	—		25,268,486

Rights
Health Care	—	—	—	(a)	— (a)
Short-Term Investments
Investment Companies	127,909,569	—	—		127,909,569

Total Investments in Securities	$318,610,990	$40,381,820	$76,070		$359,068,880

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,083,141	$—		$2,083,141
Futures Contracts	1,094,256	77,019	—		1,171,275
Swaps	—	120,745	—		120,745

Total Appreciation in Other Financial Instruments	$1,094,256	$2,280,905	$—		$3,375,161

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,415,899)	$—		$(3,415,899)
Futures Contracts	(3,547,783)	(235,545)	—		(3,783,328)
Swaps	—	(29,821)	—		(29,821)

Total Depreciation in Other Financial Instruments	$(3,547,783)	$(3,681,265)	$—		$(7,229,048)

(a)	Value is zero.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers among any levels during the period ended July 31, 2017.

NQ – Tickmark to the Leveling Table

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury and commodity futures to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sale of futures contracts will tend to offset both positive and negative market price changes. The Fund also used index, equity or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to seek to enhance portfolio performance.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Total Return Basket Swaps — The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates based on the local currencies of the positions in the portfolio plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly reset. During a reset, any unrealized gains (losses) on positions, accrued financing costs may either be reset monthly or at least annually.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMorgan Chase Bank NA (“JPMCB”), an affiliate of the Fund.

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.6%
	Argentina — 0.3%
64	Banco Macro SA, ADR	5,541

	Brazil — 8.0%
2,092	Banco Bradesco SA, ADR (a)	20,121
2,327	Banco do Brasil SA (a)	21,422
1,225	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (a)	13,182
239	Cia de Saneamento de Minas Gerais-COPASA (a)	3,253
1,699	EDP - Energias do Brasil SA (a)	7,835
516	Fibria Celulose SA	5,477
2,721	Itau Unibanco Holding SA, ADR	32,406
2,131	Kroton Educacional SA	10,334
295	M Dias Branco SA (a)	4,780
2,176	MRV Engenharia e Participacoes SA	10,042
750	Transmissora Alianca de Energia Eletrica SA	5,532
2,535	Vale SA, ADR (a)	25,427

		159,811

	China — 21.6%
1,910	AAC Technologies Holdings, Inc.	25,658
250	Alibaba Group Holding Ltd., ADR (a)	38,698
2,904	Anhui Conch Cement Co. Ltd., Class H	10,726
4,712	BYD Electronic International Co. Ltd.	11,885
33,667	China Construction Bank Corp., Class H	27,954
6,920	China Merchants Bank Co. Ltd., Class H	22,721
17,253	China Power International Development Ltd.	5,914
284	Chlitina Holding Ltd.	1,209
3,726	COSCO SHIPPING Ports Ltd.	4,558
5,815	Geely Automobile Holdings Ltd.	13,428
9,372	Guangzhou Automobile Group Co. Ltd., Class H	20,140
14,998	Huadian Power International Corp. Ltd., Class H	6,330
15,158	Huaneng Power International, Inc., Class H	10,685
61,659	Industrial & Commercial Bank of China Ltd., Class H	43,085
372	Momo, Inc., ADR (a)	16,324
102	NetEase, Inc., ADR	31,902
10,276	PICC Property & Casualty Co. Ltd., Class H	19,117
3,205	Ping An Insurance Group Co. of China Ltd., Class H	23,724
6,916	Qingdao Haier Co. Ltd., Class A	14,431
5,754	Shenzhen Expressway Co. Ltd., Class H	5,138
13,467	Sihuan Pharmaceutical Holdings Group Ltd.	5,667

SHARES	SECURITY DESCRIPTION	VALUE($)
	China — continued
2,958	Sinopharm Group Co. Ltd., Class H	12,381
1,010	Tencent Holdings Ltd.	40,317
2,928	TravelSky Technology Ltd., Class H	7,753
10,996	Xinyi Solar Holdings Ltd.	3,461
4,832	Zhejiang Expressway Co. Ltd., Class H	6,028

		429,234

	Hong Kong — 3.6%
1,591	Haier Electronics Group Co. Ltd. (a)	4,097
2,148	Kingboard Chemical Holdings Ltd.	9,671
4,026	Kingboard Laminates Holdings Ltd.	5,611
5,997	Lee & Man Paper Manufacturing Ltd.	6,386
7,880	Nine Dragons Paper Holdings Ltd.	11,724
31,490	Tongda Group Holdings Ltd.	9,135
18,770	WH Group Ltd. (e)	17,599
6,020	Xinyi Glass Holdings Ltd.	6,220

		70,443

	Hungary — 1.7%
124	MOL Hungarian Oil & Gas plc	10,752
630	OTP Bank plc	23,436

		34,188

	India — 3.3%
1,741	Apollo Tyres Ltd.	7,236
1,652	Hindustan Petroleum Corp. Ltd.	9,866
7,527	Oil & Natural Gas Corp. Ltd.	19,878
2,870	Rural Electrification Corp. Ltd.	7,830
4,690	Vedanta Ltd.	20,455

		65,265

	Indonesia — 1.3%
19,324	Bank Negara Indonesia Persero Tbk. PT	10,797
13,966	Bank Rakyat Indonesia Persero Tbk. PT	15,474

		26,271

	Luxembourg — 0.4%
225	Ternium SA, ADR	6,882

	Malaysia — 2.5%
13,392	AirAsia Bhd.	10,097
8,845	CIMB Group Holdings Bhd.	13,529
6,223	Malayan Banking Bhd.	13,866
3,939	Tenaga Nasional Bhd.	12,986

		50,478

	Panama — 1.4%
218	Copa Holdings SA, Class A	27,370

	Poland — 1.9%
337	KGHM Polska Miedz SA	11,452

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Poland — continued
593	Polski Koncern Naftowy ORLEN SA	17,559
4,478	Polskie Gornictwo Naftowe i Gazownictwo SA	8,322

		37,333

	Qatar — 0.4%
218	Qatar National Bank QPSC	8,276

	Russia — 6.6%
1,714	Aeroflot PJSC	5,781
10,177	Alrosa PJSC	14,245
290	LUKOIL PJSC, ADR	13,520
10,993	Magnitogorsk Iron & Steel OJSC	6,217
1,037	MMC Norilsk Nickel PJSC, ADR	15,395
1,390	Mobile TeleSystems PJSC, ADR	11,911
1,660	Moscow Exchange MICEX-RTS PJSC	2,974
1,455	Moscow Exchange MICEX-RTS PJSC	2,606
176	Ros Agro plc, GDR	2,117
348,759	RusHydro PJSC	4,474
1,769	Sberbank of Russia PJSC, ADR	20,627
955	Severstal PJSC, GDR	13,131
300	Tatneft PJSC, ADR	11,599
159	X5 Retail Group NV, GDR (a)	6,166

		130,763

	Singapore — 0.8%
9,536	IGG, Inc.	16,042

	South Africa — 2.4%
633	Barloworld Ltd.	5,698
395	Imperial Holdings Ltd.	5,217
656	Nedbank Group Ltd.	10,918
503	Sappi Ltd.	3,330
1,879	Standard Bank Group Ltd.	23,342

		48,505

	South Korea — 18.9%
573	Hana Financial Group, Inc.	26,148
122	Hyosung Corp.	18,322
248	Hyundai Engineering & Construction Co. Ltd.	10,034
256	Hyundai Marine & Fire Insurance Co. Ltd.	10,402
1,188	Industrial Bank of Korea	16,404
500	Korea Electric Power Corp.	19,949
26	KT Corp.	915
171	KT&G Corp.	17,394
70	LG Chem Ltd.	20,402
702	LG Uplus Corp.	10,437
41	Mando Corp.	9,510

SHARES	SECURITY DESCRIPTION	VALUE($)
	South Korea — continued
68	NCSoft Corp.	21,997
33	Partron Co. Ltd.	251
88	POSCO	26,293
21	Samsung Electronics Co. Ltd.	45,642
157	SFA Engineering Corp.	5,270
401	Shinhan Financial Group Co. Ltd.	19,066
415	SK Hynix, Inc.	24,412
145	SK Innovation Co. Ltd.	22,858
34	SK Materials Co. Ltd.	5,547
187	S-Oil Corp.	19,439
1,460	Woori Bank	24,933

		375,625

	Taiwan — 13.6%
5,525	Accton Technology Corp.	14,719
1,573	Catcher Technology Co. Ltd.	18,078
36,932	CTBC Financial Holding Co. Ltd.	23,728
1,878	Elite Material Co. Ltd.	9,288
2,642	FLEXium Interconnect, Inc.	12,338
12,432	Fubon Financial Holding Co. Ltd.	19,312
2,056	General Interface Solution Holding Ltd.	19,711
650	Grape King Bio Ltd.	4,119
7,810	Hon Hai Precision Industry Co. Ltd.	30,372
145	Largan Precision Co. Ltd.	26,457
1,730	Merry Electronics Co. Ltd.	14,265
3,418	Pegatron Corp.	11,148
395	Phison Electronics Corp.	5,487
3,469	Powertech Technology, Inc. (a)	11,241
1,435	Realtek Semiconductor Corp.	5,370
260	St Shine Optical Co. Ltd. (a)	5,357
569	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	20,448
1,652	Wistron NeWeb Corp.	5,284
22,047	Yuanta Financial Holding Co. Ltd.	9,451
1,857	Zhen Ding Technology Holding Ltd.	4,320

		270,493

	Thailand — 3.5%
3,432	Kiatnakin Bank PCL, NVDR	6,882
33,325	Krung Thai Bank PCL, NVDR	18,127
1,740	PTT PCL, NVDR	20,295
18,775	Star Petroleum Refining PCL, NVDR	8,693
3,408	Thai Oil PCL, NVDR	8,784
2,936	Tisco Financial Group PCL, NVDR	6,507

		69,288

	Turkey — 5.0%
5,748	Akbank TAS	17,100

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Turkey — continued
17,749	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (a)	16,054
5,351	Eregli Demir ve Celik Fabrikalari TAS	11,931
919	KOC Holding A/S	4,278
4,594	Petkim Petrokimya Holding A/S	8,398
2,222	Tekfen Holding A/S	6,908
661	Tupras Turkiye Petrol Rafinerileri A/S	20,371
3,263	Turkiye Halk Bankasi A/S	13,998
896	Turkiye Sise ve Cam Fabrikalari A/S	1,147

		100,185

	Vietnam — 0.4%
4,927	Hoa Phat Group JSC	6,999

	Total Common Stocks (Cost $1,558,973)	1,938,992

Preferred Stocks — 2.3%
	Brazil — 1.8%
617	Braskem SA (Preference), Class A	7,401
2,479	Cia de Saneamento do Parana (Preference)	8,362
7,970	Metalurgica Gerdau SA (Preference)	13,520
1,348	Suzano Papel e Celulose SA (Preference), Class A	6,073

		35,356

	Russia — 0.5%
21,576	Surgutneftegas OJSC (Preference)	10,393

	Total Preferred Stocks (Cost $45,402)	45,749

Short-Term Investment — 0.1%
	Investment Company — 0.1%
1,687	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.860% (b) (l) (Cost $1,687)	1,687

	Total Investments — 100.0% (Cost $1,606,062)	1,986,428
	Other Assets in Excess of Liabilities — 0.0% (g)	34

	NET ASSETS — 100.0%	$1,986,462

Percentages indicated are based on net assets.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	24.5%
Oil, Gas & Consumable Fuels	10.2
Electronic Equipment, Instruments & Components	8.7
Metals & Mining	8.6
Internet Software & Services	6.4
Technology Hardware, Storage & Peripherals	3.8
Semiconductors & Semiconductor Equipment	3.5
Chemicals	3.0
Insurance	2.7
Electric Utilities	2.6
Airlines	2.2
Software	1.9
Automobiles	1.7
Paper & Forest Products	1.7
Communications Equipment	1.6
Household Durables	1.4
Diversified Financial Services	1.4
Water Utilities	1.2
Food Products	1.2
Auto Components	1.2
Independent Power and Renewable Electricity Producers	1.1
Others (each less than 1.0%)	9.3
Short-Term Investment	0.1

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$425,087
Aggregate gross unrealized depreciation	(44,721)

Net unrealized appreciation/depreciation	$380,366

Federal income tax cost of investments	$1,606,062

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$5,541	$—	$—	$5,541
Brazil	159,811	—	—	159,811
China	86,924	342,310	—	429,234
Hong Kong	—	70,443	—	70,443
Hungary	—	34,188	—	34,188
India	—	65,265	—	65,265
Indonesia	—	26,271	—	26,271
Luxembourg	6,882	—	—	6,882
Malaysia	—	50,478	—	50,478
Panama	27,370	—	—	27,370
Poland	—	37,333	—	37,333
Qatar	8,276	—	—	8,276
Russia	53,885	76,878	—	130,763
Singapore	—	16,042	—	16,042
South Africa	—	48,505	—	48,505
South Korea	—	375,625	—	375,625
Taiwan	20,448	250,045	—	270,493
Thailand	—	69,288	—	69,288
Turkey	—	100,185	—	100,185
Vietnam	—	6,999	—	6,999

Total Common Stocks	369,137	1,569,855	—	1,938,992

Preferred Stocks
Brazil	35,356	—	—	35,356
Russia	10,393	—	—	10,393

Total Preferred Stocks	45,749	—	—	45,749

Short-Term Investment
Investment Company	1,687	—	—	1,687

Total Investments in Securities	$416,573	$1,569,855	$—	$1,986,428

Transfers from level 1 to level 2 in the amount of approximately $14,600,000 are due to applying the fair value factors to certain securities during the period ended July 31, 2017.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.1%
	Argentina — 1.8%
257	MercadoLibre, Inc.	74,196

	Australia — 0.5%
4,119	Oil Search Ltd.	21,915

	Brazil — 10.1%
7,247	Ambev SA, ADR	44,060
3,895	BB Seguridade Participacoes SA	34,236
5,596	CCR SA	30,651
3,273	Cielo SA	27,575
4,002	Itau Unibanco Holding SA, ADR	47,669
14,457	Kroton Educacional SA	70,097
6,136	Lojas Renner SA (a)	57,748
846	Marcopolo SA (a)	692
1,313	Raia Drogasil SA (a)	29,101
2,258	Ultrapar Participacoes SA	53,687
2,451	WEG SA	14,887

		410,403

	China — 23.1%
2,326	AAC Technologies Holdings, Inc.	31,247
1,284	Alibaba Group Holding Ltd., ADR (a)	198,933
908	Hangzhou Robam Appliances Co. Ltd., Class A	5,442
2,606	JD.com, Inc., ADR (a)	117,693
388	Kweichow Moutai Co. Ltd., Class A	27,755
8,774	Midea Group Co. Ltd., Class A	53,685
328	New Oriental Education & Technology Group, Inc., ADR (a)	26,144
11,717	Ping An Insurance Group Co. of China Ltd., Class H	86,727
4,527	Shenzhou International Group Holdings Ltd.	30,241
178	TAL Education Group, ADR	27,914
7,358	Tencent Holdings Ltd.	293,675
2,710	Vipshop Holdings Ltd., ADR (a)	33,336

		932,792

	Cyprus — 0.2%
935	Globaltrans Investment plc, GDR	7,206

	Egypt — 0.7%
6,449	Commercial International Bank Egypt SAE, GDR	29,795

	Hong Kong — 6.4%
20,800	AIA Group Ltd.	163,601
517	Jardine Matheson Holdings Ltd.	32,985
6,144	Sands China Ltd.	28,458
7,133	Techtronic Industries Co. Ltd.	31,694

SHARES	SECURITY DESCRIPTION	VALUE($)
	Hong Kong — continued

		256,738

	India — 18.1%
1,756	Asian Paints Ltd.	31,825
2,789	HDFC Bank Ltd.	79,913
903	HDFC Bank Ltd., ADR	87,427
5,536	Housing Development Finance Corp. Ltd.	154,408
2,255	IndusInd Bank Ltd.	57,855
2,686	Infosys Ltd., ADR	42,443
15,007	ITC Ltd.	66,682
2,407	Kotak Mahindra Bank Ltd.	38,342
2,525	Tata Consultancy Services Ltd.	98,066
754	Tata Motors Ltd., ADR (a)	25,953
801	UltraTech Cement Ltd.	50,643

		733,557

	Indonesia — 2.8%
71,609	Astra International Tbk. PT	42,847
31,120	Bank Central Asia Tbk. PT	43,694
23,468	Bank Rakyat Indonesia Persero Tbk. PT	26,002

		112,543

	Mexico — 2.5%
9,980	Becle SAB de CV (a)	16,823
8,760	Grupo Financiero Banorte SAB de CV, Class O	58,075
4,853	Infraestructura Energetica Nova SAB de CV	27,508

		102,406

	Panama — 1.3%
406	Copa Holdings SA, Class A	50,949

	Peru — 1.4%
311	Credicorp Ltd.	57,520

	Russia — 4.4%
446	Magnit PJSC	70,996
181	Magnit PJSC, GDR	6,640
36,744	Sberbank of Russia PJSC	101,211

		178,847

	South Africa — 9.0%
805	Aspen Pharmacare Holdings Ltd.	16,876
4,378	Bid Corp. Ltd.	105,134
3,907	Bidvest Group Ltd. (The)	49,729
331	Capitec Bank Holdings Ltd.	21,590
9,183	FirstRand Ltd.	36,121
1,738	Mr Price Group Ltd.	22,845
1,484	Remgro Ltd.	24,076
8,830	Sanlam Ltd.	44,475
8,592	Woolworths Holdings Ltd.	41,064

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	South Africa — continued

		361,910

	South Korea — 4.6%
127	Netmarble Games Corp. (a) (e)	16,245
119	Samsung Biologics Co. Ltd. (a) (e)	28,927
65	Samsung Electronics Co. Ltd.	140,609

		185,781

	Spain — 0.5%
2,775	Prosegur Cia de Seguridad SA	18,966

	Taiwan — 7.4%
3,994	Delta Electronics, Inc.	21,222
1,547	Eclat Textile Co. Ltd.	17,806
350	Largan Precision Co. Ltd.	63,861
5,095	President Chain Store Corp.	43,174
4,294	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	154,422

		300,485

	Thailand — 0.7%
5,060	Kasikornbank PCL, NVDR	29,272

	Turkey — 0.3%
1,022	Ford Otomotiv Sanayi A/S	13,080

	United States — 2.3%
493	EPAM Systems, Inc. (a)	42,391
311	Luxoft Holding, Inc. (a)	19,592
836	Yum China Holdings, Inc. (a)	29,929

		91,912

	Total Common Stocks (Cost $2,870,278)	3,970,273

Preferred Stocks — 0.5%
	Brazil — 0.5%
1,178	Itau Unibanco Holding SA (Preference)	14,107
6,706	Marcopolo SA (Preference)	7,011

	Total Preferred Stocks (Cost $18,886)	21,118

Structured Instruments — 0.9%
	China — 0.9%
	Low Exercise Cash Settled Call Warrants — 0.9%
5,592	Hangzhou Robam Appliances Co. Ltd., expiring 10/27/17 (Strike Price $0.00) (issued through UBS AG) (a) (Cost $23,518)	33,511

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)
Warrants — 0.7%
	United States — 0.7%
	Almarai Co.
1,278	expiring 07/11/2019 (Strike Price $1.00) (a)	26,682
72	expiring 07/20/2020 (Strike Price $1.00) (a)	1,507

	Total Warrants (Cost $30,284)	28,189

SHARES
Short-Term Investment — 0.3%
	Investment Company — 0.3%
13,251	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.860% (b) (l) (Cost $13,251)	13,251

	Total Investments — 100.5% (Cost $2,956,217)	4,066,342
	Liabilities in Excess of Other Assets — (0.5)%	(19,874)

	NET ASSETS — 100.0%	$4,046,468

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	17.0%
Internet Software & Services	13.9
Insurance	8.1
Food & Staples Retailing	6.3
IT Services	5.7
Semiconductors & Semiconductor Equipment	3.8
Thrifts & Mortgage Finance	3.8
Internet & Direct Marketing Retail	3.7
Technology Hardware, Storage & Peripherals	3.5
Diversified Consumer Services	3.1
Electronic Equipment, Instruments & Components	2.9
Multiline Retail	2.4
Household Durables	2.2
Beverages	2.2
Industrial Conglomerates	2.0
Automobiles	2.0
Oil, Gas & Consumable Fuels	1.9
Tobacco	1.6
Diversified Financial Services	1.5
Hotels, Restaurants & Leisure	1.4
Airlines	1.3
Construction Materials	1.2
Textiles, Apparel & Luxury Goods	1.2
Others (each less than 1.0%)	7.0
Short-Term Investment	0.3

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,195,768
Aggregate gross unrealized depreciation	(85,643)

Net unrealized appreciation/depreciation	$1,110,125

Federal income tax cost of investments	$2,956,217

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$74,196	$—	$—	$74,196
Australia	—	21,915	—	21,915
Brazil	410,403	—	—	410,403
China	409,462	523,330	—	932,792
Cyprus	7,206	—	—	7,206
Egypt	29,795	—	—	29,795
Hong Kong	—	256,738	—	256,738
India	155,823	577,734	—	733,557
Indonesia	—	112,543	—	112,543
Mexico	102,406	—	—	102,406
Panama	50,949	—	—	50,949
Peru	57,520	—	—	57,520
Russia	—	178,847	—	178,847
South Africa	—	361,910	—	361,910
South Korea	16,245	169,536	—	185,781
Spain	—	18,966	—	18,966
Taiwan	154,422	146,063	—	300,485
Thailand	—	29,272	—	29,272
Turkey	—	13,080	—	13,080

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United States	$91,912	$—	$—	$91,912

Total Common Stocks	1,560,339	2,409,934	—	3,970,273

Preferred Stocks
Brazil	21,118	—	—	21,118
Structured Instruments
China	—	33,511	—	33,511
Warrants
United States	—	28,189	—	28,189
Short-Term Investment
Investment Company	13,251	—	—	13,251

Total Investments in Securities	$1,594,708	$2,471,634	$—	$4,066,342

Transfers from level 1 to level 2 in the amount of approximately $31,497,000 are due to applying the fair value factors to certain securities during the period ended July 31, 2017.

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.0%
	Brazil — 7.0%
83	Ambev SA, ADR	507
46	BB Seguridade Participacoes SA	405
24	Engie Brasil Energia SA	269
5	Smiles SA (a)	97

		1,278

	Chile — 2.8%
18	Banco Santander Chile, ADR	522

	China — 13.3%
29	China Mobile Ltd.	305
232	China Resources Power Holdings Co. Ltd.	442
253	CNOOC Ltd.	283
132	Fuyao Glass Industry Group Co. Ltd., Class A	456
7	Fuyao Glass Industry Group Co. Ltd., Class H (e)	24
29	Henan Shuanghui Investment & Development Co. Ltd., Class A	92
8	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	110
208	Lenovo Group Ltd.	129
66	Midea Group Co. Ltd., Class A	405
61	Zhengzhou Yutong Bus Co. Ltd., Class A	200

		2,446

	Czech Republic — 2.9%
9	Komercni banka A/S	384
40	Moneta Money Bank A/S (e)	145

		529

	Hong Kong — 5.2%
16	Hang Seng Bank Ltd.	339
250	HKT Trust & HKT Ltd.	328
60	Sands China Ltd.	276
1	VTech Holdings Ltd.	14

		957

	Hungary — 2.1%
10	OTP Bank plc	389

	India — 3.2%
38	Infosys Ltd., ADR	592

	Indonesia — 2.2%
1,169	Telekomunikasi Indonesia Persero Tbk. PT	411

	Mexico — 6.2%
61	Bolsa Mexicana de Valores SAB de CV	105
148	Fibra Uno Administracion SA de CV	274
221	Kimberly-Clark de Mexico SAB de CV, Class A	445

SHARES		SECURITY DESCRIPTION	VALUE($)
		Mexico — continued
135		Wal-Mart de Mexico SAB de CV	311

			1,135

		Russia — 7.8%
5		LUKOIL PJSC, ADR	240
9		MMC Norilsk Nickel PJSC, ADR	137
232		Moscow Exchange MICEX-RTS PJSC	416
9		PhosAgro PJSC, GDR	119
69		Sberbank of Russia PJSC	191
18		Sberbank of Russia PJSC, ADR	209
8		Severstal PJSC, GDR	109
1		Severstal PJSC, GDR	9

			1,430

		South Africa — 11.1%
45		AVI Ltd.	337
25		Barclays Africa Group Ltd.	272
9		Bid Corp. Ltd.	222
105		FirstRand Ltd.	413
84		MMI Holdings Ltd.	132
7		SPAR Group Ltd. (The)	83
24		Vodacom Group Ltd.	323
56		Woolworths Holdings Ltd.	267

			2,049

		South Korea — 6.3%
4		Kangwon Land, Inc.	116
4		KT&G Corp.	427
—	(h)	Samsung Electronics Co. Ltd.	353
9		SK Telecom Co. Ltd., ADR	253

			1,149

		Taiwan — 17.3%
28		Asustek Computer, Inc.	264
41		Chicony Electronics Co. Ltd.	106
40		Delta Electronics, Inc.	211
3		Far EasTone Telecommunications Co. Ltd.	7
35		MediaTek, Inc.	308
154		Mega Financial Holding Co. Ltd.	130
53		Novatek Microelectronics Corp.	202
23		President Chain Store Corp.	195
104		Quanta Computer, Inc.	247
105		Taiwan Mobile Co. Ltd.	376
25		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	890
132		Vanguard International Semiconductor Corp.	247

			3,183

		Thailand — 4.0%
21		Siam Cement PCL (The) (Registered)	313

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Thailand — continued
60	Siam Commercial Bank PCL (The)	267
60	Thai Oil PCL	154

		734

	Turkey — 3.2%
8	Ford Otomotiv Sanayi A/S	101
28	Tofas Turk Otomobil Fabrikasi A/S	245
8	Tupras Turkiye Petrol Rafinerileri A/S	242

		588

	United Arab Emirates — 1.4%
89	National Bank of Abu Dhabi PJSC	257

	Total Common Stocks (Cost $15,938)	17,649

Structured Instruments — 0.9%
	France — 0.9%
	Low Exercise Cash Settled Call Warrants — 0.9%
29	Midea Group Co. Ltd., expiring 10/13/2017 (issued through BNP Paribas) (a) (Cost $115)	177

NUMBER OF WARRANTS
Warrants — 2.0%
	United States — 2.0%
22	Al Rajhi Bank, expiring 01/22/18 (Strike Price $ 1.00) (a) (Cost $355)	363

	Total Investments — 98.9% (Cost $16,408)	18,189
	Other Assets in Excess of Liabilities — 1.1%	194

	NET ASSETS — 100.0%	$18,383

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	20.0%
Semiconductors & Semiconductor Equipment	9.1
Wireless Telecommunication Services	6.9
Technology Hardware, Storage & Peripherals	6.0
Oil, Gas & Consumable Fuels	5.0
Food & Staples Retailing	4.5
Diversified Telecommunication Services	4.1
Independent Power and Renewable Electricity Producers	3.9
Beverages	3.4
IT Services	3.3
Insurance	2.9
Capital Markets	2.9
Auto Components	2.6
Household Products	2.4
Food Products	2.4
Tobacco	2.3
Diversified Financial Services	2.3
Household Durables	2.2
Hotels, Restaurants & Leisure	2.2
Automobiles	1.9
Construction Materials	1.7
Equity Real Estate Investment Trusts (REITs)	1.5
Multiline Retail	1.5
Metals & Mining	1.4
Electronic Equipment, Instruments & Components	1.2
Machinery	1.1
Others (each less than 1.0%)	1.3

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
(a)	—	Non-income producing security.

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than 500.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,947
Aggregate gross unrealized depreciation	(166)

Net unrealized appreciation/depreciation	$1,781

Federal income tax cost of investments	$16,408

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$1,278	$—	$—	$1,278
Chile	522	—	—	522
China	92	2,354	—	2,446

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Czech Republic	529	—	—	529
Hong Kong	328	629	—	957
Hungary	—	389	—	389
India	592	—	—	592
Indonesia	—	411	—	411
Mexico	1,135	—	—	1,135
Russia	625	805	—	1,430
South Africa	469	1,580	—	2,049
South Korea	253	896	—	1,149
Taiwan	890	2,293	—	3,183
Thailand	421	313	—	734
Turkey	—	588	—	588
United Arab Emirates	257	—	—	257

Total Common Stocks	7,391	10,258	—	17,649

Structured Instruments
France	—	177	—	177
Warrant
United States	—	363	—	363

Total Investments in Securities	$7,391	$10,798	$—	$18,189

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 2 to level 1 in the amount of approximately $577,000 are due to the non-application of the fair value factors to certain securities during the period ended July 31, 2017.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 24.8%
	Argentina — 1.2%
	Pampa Energia SA,
270	7.500%, 01/24/27 (e)	280
620	Reg. S, 7.375%, 07/21/23	645
600	Reg. S, 7.500%, 01/24/27	623
	YPF SA,
540	6.950%, 07/21/27 (e)	545
2,800	Reg. S, 8.500%, 03/23/21	3,093
2,050	Reg. S, 8.750%, 04/04/24	2,297

		7,483

	Brazil — 2.6%
	Banco do Brasil SA,
660	Reg. S, VAR, 9.000%, 06/18/24 (x) (y)	688
200	Reg. S, VAR, 9.250%, 04/15/23 (x) (y)	208
1,300	Caixa Economica Federal, Reg. S, 4.500%, 10/03/18	1,321
330	Centrais Eletricas Brasileiras SA, Reg. S, 6.875%, 07/30/19	351
2,610	JSL Europe SA, 7.750%, 07/26/24 (e)	2,597
660	Minerva Luxembourg SA, Reg. S, 6.500%, 09/20/26	660
	Petrobras Global Finance BV,
3,725	6.850%, 06/05/15	3,408
1,338	7.375%, 01/17/27	1,461
3,066	8.375%, 05/23/21	3,449
	Suzano Austria GmbH,
560	7.000%, 03/16/47 (e)	597
940	Reg. S, 5.750%, 07/14/26	995
750	Votorantim Cimentos SA, Reg. S, 7.250%, 04/05/41	774

		16,509

	Chile — 0.6%
1,500	Corp. Nacional del Cobre de Chile, Reg. S, 4.500%, 09/16/25	1,598
1,110	Empresa Electrica Angamos SA, Reg. S, 4.875%, 05/25/29	1,137
400	Empresa Nacional del Petroleo, Reg. S, 3.750%, 08/05/26	398
660	VTR Finance BV, Reg. S, 6.875%, 01/15/24	704

		3,837

	China — 1.7%
440	Baoxin Auto Finance I Ltd., VAR, 8.750%, 12/15/19 (x) (y)	464
270	Bluestar Finance Holdings Ltd., Reg. S, 3.125%, 09/30/19	272
470	CCCI Treasure Ltd., Reg. S, VAR, 3.500%, 04/21/20 (x) (y)	475

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	China — continued
200	Central Plaza Development Ltd., Reg. S, VAR, 7.125%, 12/02/19 (x) (y)	212
580	Fortune Star BVI Ltd., Reg. S, 5.250%, 03/23/22	563
200	GOME Electrical Appliances Holding Ltd., 5.000%, 03/10/20	202
200	Guangxi Communications Investment Group Co. Ltd., Reg. S, 3.000%, 11/04/19	198
200	Huarong Finance II Co. Ltd., Reg. S, 2.750%, 06/03/19	199
760	Keen Idea Global Ltd., 4.375%, 03/08/20	760
280	Moon Wise Global Ltd., Reg. S, VAR, 9.000%, 01/28/19 (x) (y)	297
	Rock International Investment, Inc.,
1,020	6.625%, 03/27/20	957
250	Reg. S, 6.625%, 03/27/20	234
720	Shui On Development Holding Ltd., Reg. S, 5.700%, 02/06/21	734
150	Sinochem Overseas Capital Co. Ltd., Reg. S, 4.500%, 11/12/20	159
800	Sinopec Group Overseas Development 2015 Ltd., Reg. S, 4.100%, 04/28/45	784
1,000	Three Gorges Finance I Cayman Islands Ltd., Reg. S, 3.700%, 06/10/25	1,021
200	Tianjin Infrastructure Construction & Investment Group Co. Ltd., Reg. S, 2.750%, 06/15/19	200
450	Times Property Holdings Ltd., Reg. S, 6.250%, 01/23/20	454
900	Top Wise Excellence Enterprise Co. Ltd., Reg. S, 6.000%, 03/16/20	907
640	Vanke Real Estate Hong Kong Co. Ltd., Reg. S, 3.950%, 12/23/19	655
270	Wealth Driven Ltd., Reg. S, 5.500%, 08/17/23	265
610	Yuzhou Properties Co. Ltd., Reg. S, 6.000%, 01/25/22	616

		10,628

	Colombia — 0.7%
910	Banco GNB Sudameris SA, VAR, 6.500%, 04/03/27 (e)	942
	Ecopetrol SA,
1,940	5.375%, 06/26/26	2,035
1,300	5.875%, 09/18/23	1,432

		4,409

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Congo, Democratic Republic of the — 0.2%
	HTA Group Ltd.,
309	9.125%, 03/08/22 (e)	318
1,080	Reg. S, 9.125%, 03/08/22	1,106

		1,424

	Costa Rica — 0.1%
500	Republic of Costa Rica, Reg. S, 5.875%, 04/25/21	517

	Ecuador — 0.2%
1,510	Petroamazonas EP, 4.625%, 02/16/20 (e)	1,403

	El Salvador — 0.0% (g)
300	Grupo Unicomer Co. Ltd., 7.875%, 04/01/24 (e)	325

	Guatemala — 0.2%
	Central American Bottling Corp.,
300	5.750%, 01/31/27 (e)	318
380	Reg. S, 5.750%, 01/31/27	403
670	Comcel Trust, Reg. S, 6.875%, 02/06/24	703

		1,424

	Hong Kong — 0.6%
1,050	Bank of East Asia Ltd. (The), Reg. S, VAR, 5.625%, 05/18/22 (x) (y)	1,062
600	King Power Capital Ltd., Reg. S, 5.625%, 11/03/24	669
1,190	Radiant Access Ltd., Reg. S, 4.600%, 05/18/20 (x) (y)	1,159
660	Shimao Property Holdings Ltd., Reg. S, 8.375%, 02/10/22	728

		3,618

	Hungary — 0.1%
600	MFB Magyar Fejlesztesi Bank Zrt., Reg. S, 6.250%, 10/21/20	662

	India — 1.0%
1,949	Azure Power Energy Ltd., 5.500%, 11/03/22 (e)	1,949
1,200	Greenko Dutch BV, 5.250%, 07/24/24 (e)	1,202
500	IDBI Bank Ltd., Reg. S, 3.750%, 01/25/19	499
1,480	JSW Steel Ltd., 5.250%, 04/13/22	1,495
	UPL Corp. Ltd.,
200	3.250%, 10/13/21 (e)	200
690	Reg. S, 3.250%, 10/13/21	692
240	Vedanta Resources plc, 6.375%, 07/30/22 (e)	249

		6,286

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Indonesia — 1.8%
1,610	APL Realty Holdings Pte. Ltd., Reg. S, 5.950%, 06/02/24	1,570
	Listrindo Capital BV,
200	4.950%, 09/14/26 (e)	202
410	Reg. S, 4.950%, 09/14/26	413
500	Majapahit Holding BV, Reg. S, 7.750%, 01/20/20	561
	Pertamina Persero PT,
2,930	Reg. S, 6.000%, 05/03/42	3,231
1,500	Reg. S, 6.450%, 05/30/44	1,745
800	Reg. S, 6.500%, 05/27/41	938
700	Perusahaan Listrik Negara PT, Reg. S, 4.125%, 05/15/27	698
1,155	Saka Energi Indonesia PT, 4.450%, 05/05/24 (e)	1,177
660	Theta Capital Pte. Ltd., Reg. S, 7.000%, 04/11/22	689

		11,224

	Israel — 0.1%
580	Israel Electric Corp. Ltd., Reg. S, Series 6, 5.000%, 11/12/24 (e)	623

	Jamaica — 0.1%
	Digicel Group Ltd.,
580	Reg. S, 7.125%, 04/01/22	515
200	Reg. S, 8.250%, 09/30/20	191

		706

	Kazakhstan — 1.3%
500	Kazakhstan Temir Zholy Finance BV, Reg. S, 6.950%, 07/10/42	540
	KazMunayGas National Co. JSC,
1,000	Reg. S, 4.750%, 04/19/27	993
450	Reg. S, 6.375%, 04/09/21	492
1,700	Reg. S, 7.000%, 05/05/20	1,857
2,880	Tengizchevroil Finance Co. International Ltd., Reg. S, 4.000%, 08/15/26	2,827
1,200	Zhaikmunai LLP, Reg. S, 7.125%, 11/13/19	1,209

		7,918

	Kuwait — 0.2%
1,500	Kuwait Projects Co. SPC Ltd., Reg. S, 5.000%, 03/15/23	1,603

	Mauritius — 0.4%
1,628	Liquid Telecommunications Financing plc, 8.500%, 07/13/22 (e)	1,658

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Mauritius –– continued
	Neerg Energy Ltd.,
200	6.000%, 02/13/22 (e)	205
550	Reg. S, 6.000%, 02/13/22	565

		2,428

	Mexico — 4.8%
1,470	Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 04/11/27 (e)	1,470
	Banco Mercantil del Norte SA,
910	Reg. S, VAR, 5.750%, 10/04/31	918
1,200	VAR, 5.750%, 10/04/31 (e)	1,210
1,500	VAR, 7.625%, 01/10/28 (e) (x) (y)	1,580
	Banco Nacional de Comercio Exterior SNC,
500	Reg. S, 4.375%, 10/14/25	518
500	Reg. S, VAR, 3.800%, 08/11/26	499
350	Grupo Kaltex SA de CV, 8.875%, 04/11/22 (e)	313
2,300	Grupo KUO SAB de CV, 5.750%, 07/07/27 (e)	2,320
	Mexichem SAB de CV,
1,990	Reg. S, 5.875%, 09/17/44	2,018
	Petroleos Mexicanos,
400	4.875%, 01/24/22	418
1,150	5.500%, 01/21/21	1,234
2,510	6.500%, 03/13/27 (e)	2,763
250	6.625%, 06/15/35	266
5,663	6.750%, 09/21/47 (e)	5,958
1,550	6.875%, 08/04/26	1,753
2,400	Reg. S, 5.375%, 03/13/22	2,557
2,800	Reg. S, 6.500%, 03/13/27	3,083
500	Reg. S, VAR, 4.878%, 03/11/22	545
149	VAR, 4.878%, 03/11/22 (e)	162
267	Unifin Financiera SAB de CV, 7.000%, 01/15/25 (e)	263

		29,848

	Morocco — 0.1%
	OCP SA,
900	Reg. S, 6.875%, 04/25/44	1,001

	Netherlands — 0.3%
200	GTH Finance BV, Reg. S, 7.250%, 04/26/23	224
1,590	Nostrum Oil & Gas Finance BV, 8.000%, 07/25/22 (e)	1,598

		1,822

	Nigeria — 0.6%
	IHS Netherlands Holdco BV,
1,720	Reg. S, 9.500%, 10/27/21	1,756

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Nigeria –– continued
1,960	United Bank for Africa plc, 7.750%, 06/08/22 (e)	1,926

		3,682

	Panama — 0.2%
1,290	Banco General SA, 4.125%, 08/07/27 (e)	1,278
330	Global Bank Corp., Reg. S, 4.500%, 10/20/21	337

		1,615

	Peru — 0.6%
800	Fondo MIVIVIENDA SA, Reg. S, 3.500%, 01/31/23	811
	Petroleos del Peru SA,
730	4.750%, 06/19/32 (e)	747
400	5.625%, 06/19/47 (e)	415
460	Transportadora de Gas del Peru SA, Reg. S, 4.250%, 04/30/28	476
	Union Andina de Cementos SAA,
460	Reg. S, 5.875%, 10/30/21	479
	VM Holding SA,
260	5.375%, 05/04/27 (e)	270
400	Reg. S, 5.375%, 05/04/27	416

		3,614

	Qatar — 0.8%
	ABQ Finance Ltd.,
2,610	3.500%, 02/22/22	2,581
760	Reg. S, 3.625%, 04/13/21	759
1,650	Ooredoo Tamweel Ltd., Reg. S, 3.039%, 12/03/18	1,658

		4,998

	Russia — 0.8%
1,500	GTLK Europe DAC, Reg. S, 5.125%, 05/31/24	1,510
836	Metalloinvest Finance DAC, 4.850%, 05/02/24 (e)	838
400	Sberbank of Russia, Reg. S, 6.125%, 02/07/22	436
1,900	Vnesheconombank, Reg. S, 6.025%, 07/05/22	2,028

		4,812

	South Africa — 0.7%
	Eskom Holdings SOC Ltd.,
1,100	Reg. S, 6.750%, 08/06/23	1,113
800	Reg. S, 7.125%, 02/11/25	810
	MTN Mauritius Investment Ltd.,
2,020	Reg. S, 6.500%, 10/13/26	2,108
200	Transnet SOC Ltd., Reg. S, 4.000%, 07/26/22	195

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	South Africa –– continued

		4,226

	South Korea — 0.2%
	Woori Bank,
270	Reg. S, VAR, 4.500%, 09/27/21 (x) (y)	270
860	Reg. S, VAR, 5.250%, 05/16/22 (x) (y)	878

		1,148

	Spain — 0.1%
750	Atento Luxco 1 SA, 6.125%, 08/10/22 (e) (w)	750

	Sri Lanka — 0.1%
400	National Savings Bank, Reg. S, 8.875%, 09/18/18	423

	Trinidad and Tobago — 0.3%
	Petroleum Co. of Trinidad & Tobago Ltd.,
1,650	Reg. S, 9.750%, 08/14/19	1,770

	Tunisia — 0.1%
200	Banque Centrale de Tunisie International Bond, Reg. S, 5.750%, 01/30/25	192
300	Republic of Banque Centrale de Tunisie, Reg. S, 5.750%, 01/30/25	289

		481

	Turkey — 0.9%
3,670	Finansbank A/S, Reg. S, 4.875%, 05/19/22	3,656
460	KOC Holding A/S, Reg. S, 5.250%, 03/15/23	485
	Turkiye Sise ve Cam Fabrikalari A/S,
1,330	Reg. S, 4.250%, 05/09/20	1,350

		5,491

	Ukraine — 0.4%
	Oschadbank Via SSB #1 plc,
500	Reg. S, SUB, 9.375%, 03/10/23	522
1,800	Reg. S, SUB, 9.625%, 03/20/25	1,879

		2,401

	United Arab Emirates — 0.4%
400	EA Partners I BV, Reg. S, 6.875%, 09/28/20	385
1,050	MAF Global Securities Ltd., Reg. S, VAR, 7.125%, 10/29/18 (x) (y)	1,092
950	MDC-GMTN BV, Reg. S, 3.750%, 04/19/29	946

		2,423

	Venezuela, Bolivarian Republic of — 0.3%
	Petroleos de Venezuela SA,
2,170	Reg. S, 5.375%, 04/12/27	707
200	Reg. S, 5.500%, 04/12/37	65
1,670	Reg. S, 6.000%, 11/15/26	537

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Venezuela, Bolivarian Republic of –– continued
	247	Reg. S, 8.500%, 10/27/20	163
	1,750	Reg. S, 9.750%, 05/17/35	687

			2,159

		Total Corporate Bonds (Cost $154,767)	155,691

	Foreign Government Securities — 65.8%
		Angola — 1.2%
		Republic of Angola,
	3,184	9.500%, 11/12/25	3,387
	2,981	Reg. S, 7.000%, 08/17/19	3,086
	1,130	Reg. S, 9.500%, 11/12/25	1,202

			7,675

		Argentina — 4.9%
		Provincia de Buenos Aires,
	3,639	7.875%, 06/15/27 (e)	3,712
	2,750	Reg. S, 9.950%, 06/09/21	3,114
		Provincia de Cordoba,
	1,870	7.125%, 08/01/27 (e)	1,828
	2,700	7.450%, 09/01/24 (e)	2,801
	500	Reg. S, 7.125%, 06/10/21	524
	700	Reg. S, 7.450%, 09/01/24	726
	700	Provincia de Mendoza Argentina, Reg. S, 8.375%, 05/19/24	742
		Republic of Argentina,
	4,370	6.875%, 04/22/21	4,698
	7,970	7.125%, 06/28/17 (e)	7,237
	1,907	8.280%, 12/31/33	2,069
ARS	1,900	15.500%, 10/17/26	119
ARS	4,300	16.000%, 10/17/23	247
ARS	32,900	18.200%, 10/03/21	1,926
	1,400	SUB, 2.500%, 12/31/38	906

			30,649

		Armenia — 0.3%
	1,900	Republic of Armenia, Reg. S, 7.150%, 03/26/25	2,092

		Azerbaijan — 0.1%
		Republic of Azerbaijan,
	300	4.750%, 03/18/24	306
	400	Reg. S, 4.750%, 03/18/24	407

			713

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		Belarus — 2.4%
		Republic of Belarus,
	2,130	6.875%, 02/28/23 (e)	2,261
	3,330	7.625%, 06/29/27 (e)	3,570
	8,880	Reg. S, 8.950%, 01/26/18	9,106

			14,937

		Bermuda — 0.2%
		Republic of Bermuda,
	1,100	Reg. S, 4.854%, 02/06/24	1,194

		Brazil — 2.7%
		Brazil Notas do Tesouro Nacional,
BRL	6,500	6.000%, 08/15/22	6,546
BRL	5,380	6.000%, 08/15/50	5,645
		Federative Republic of Brazil,
	2,550	6.000%, 04/07/26	2,800
	1,770	8.250%, 01/20/34	2,257

			17,248

		Cameroon — 0.1%
		Republic of Cameroon,
	200	9.500%, 11/19/25	235
	300	Reg. S, 9.500%, 11/19/25	352

			587

		Colombia — 0.8%
		Republic of Colombia,
	1,600	3.875%, 04/25/27	1,613
	400	4.500%, 01/28/26	426
	2,100	7.375%, 09/18/37	2,719

			4,758

		Costa Rica — 0.8%
	800	Instituto Costarricense de Electricidad, Reg. S, 6.375%, 05/15/43	716
		Republic of Costa Rica,
	616	4.375%, 04/30/25	591
	1,000	7.000%, 04/04/44	1,044
	300	7.158%, 03/12/45	317
	500	Reg. S, 4.250%, 01/26/23	489
	300	Reg. S, 7.000%, 04/04/44	313
	1,400	Reg. S, 7.158%, 03/12/45	1,481

			4,951

		Croatia — 1.0%
		Republic of Croatia,
	800	Reg. S, 6.000%, 01/26/24	912
	1,300	Reg. S, 6.375%, 03/24/21	1,447
	1,400	Reg. S, 6.625%, 07/14/20	1,547
	1,900	Reg. S, 6.750%, 11/05/19	2,069

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Croatia — continued
			5,975

		Dominican Republic — 2.8%
		Government of Dominican Republic,
DOP	131,000	11.250%, 02/05/27 (e)	2,853
	1,200	Reg. S, 5.875%, 04/18/24	1,289
	6,100	Reg. S, 6.875%, 01/29/26	6,931
	4,140	Reg. S, 7.450%, 04/30/44	4,833
	1,000	Reg. S, 7.500%, 05/06/21	1,106
	500	Reg. S, 7.500%, 05/06/21	553

			17,565

		Ecuador — 1.4%
		Republic of Ecuador,
	4,780	8.750%, 06/02/23 (e)	4,774
	2,400	Reg. S, 7.950%, 06/20/24	2,295
	1,380	Reg. S, 10.750%, 03/28/22	1,490

			8,559

		Egypt — 2.5%
		Republic of Egypt,
	200	6.125%, 01/31/22 (e)	206
	1,300	7.500%, 01/31/27	1,398
	8,150	8.500%, 01/31/47 (e)	8,873
	3,240	Reg. S, 5.750%, 04/29/20	3,357
	1,000	Reg. S, 5.875%, 06/11/25	990
	300	Reg. S, 6.125%, 01/31/22	310
	700	Reg. S, 7.500%, 01/31/27	753

			15,887

		El Salvador — 1.0%
		Republic of El Salvador,
	960	Reg. S, 5.875%, 01/30/25	862
	150	Reg. S, 6.375%, 01/18/27	136
	1,550	Reg. S, 7.625%, 02/01/41	1,414
	1,620	Reg. S, 7.650%, 06/15/35	1,498
	1,470	Reg. S, 7.750%, 01/24/23	1,485
	1,158	Reg. S, 8.250%, 04/10/32	1,141

			6,536

		Ethiopia — 0.8%
		Republic of Ethiopia,
	3,750	6.625%, 12/11/24	3,764
	1,280	Reg. S, 6.625%, 12/11/24	1,285

			5,049

		Gabon — 0.1%
	383	Republic of Gabonese, Reg. S, 6.375%, 12/12/24	375

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		Ghana — 0.2%
		Republic of Ghana,
	506	10.750%, 10/14/30	630
	494	Reg. S, 10.750%, 10/14/30	615

			1,245

		Honduras — 0.4%
		Republic of Honduras,
	1,200	Reg. S, 7.500%, 03/15/24	1,344
	1,000	Reg. S, 8.750%, 12/16/20	1,145

			2,489

		Hungary — 1.3%
		Republic of Hungary,
	1,600	5.375%, 02/21/23	1,792
	1,700	5.375%, 03/25/24	1,932
	3,724	5.750%, 11/22/23	4,292

			8,016

		India — 0.0% (g)
	200	Export-Import Bank of India, Reg. S, 3.375%, 08/05/26	196

		Indonesia — 4.0%
		Republic of Indonesia,
IDR	61,612,000	7.000%, 05/15/22	4,651
IDR	99,906,000	8.250%, 05/15/36	7,937
IDR	1,302,000	8.375%, 03/15/24	105
IDR	66,711,000	9.000%, 03/15/29	5,651
	1,000	Reg. S, 4.125%, 01/15/25	1,039
	1,500	Reg. S, 4.350%, 01/08/27	1,575
	300	Reg. S, 5.875%, 01/15/24	343
	300	Reg. S, 5.950%, 01/08/46	361
	1,600	Reg. S, 6.625%, 02/17/37	2,020
	1,100	Reg. S, 6.750%, 01/15/44	1,448

			25,130

		Iraq — 0.2%
		Republic of Iraq,
	1,600	Reg. S, 5.800%, 01/15/28	1,468

		Ivory Coast — 0.2%
		Republic of Ivory Coast,
	200	Reg. S, 5.375%, 07/23/24	197
	772	Reg. S, SUB, 5.750%, 12/31/32	756

			953

		Jamaica — 0.6%
		Government of Jamaica,
	800	6.750%, 04/28/28	911
	335	8.000%, 06/24/19	351

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Jamaica — continued
	2,211	8.000%, 03/15/39	2,631

			3,893

		Jordan — 0.9%
		Kingdom of Jordan,
	1,400	Reg. S, 5.750%, 01/31/27	1,393
	4,050	Reg. S, 6.125%, 01/29/26	4,161

			5,554

		Kazakhstan — 0.5%
		Republic of Kazakhstan,
	752	Reg. S, 3.875%, 10/14/24	773
	1,500	Reg. S, 5.125%, 07/21/25	1,650
	600	Reg. S, 6.500%, 07/21/45	722

			3,145

		Kenya — 0.4%
		Republic of Kenya,
	2,300	6.875%, 06/24/24	2,352

		Lebanon — 2.7%
		Republic of Lebanon,
	1,000	6.250%, 05/27/22	1,009
	1,450	6.250%, 05/27/22	1,463
	3,360	6.375%, 03/09/20	3,406
	1,650	Reg. S, 5.150%, 06/12/18	1,655
	3,782	Reg. S, 5.450%, 11/28/19	3,782
	2,575	Reg. S, 6.600%, 11/27/26	2,562
	2,100	Reg. S, 6.650%, 02/26/30	2,068
	1,200	Reg. S, 8.250%, 04/12/21	1,286

			17,231

		Malaysia — 0.1%
	1,000	1MDB Global Investments Ltd., Reg. S, 4.400%, 03/09/23	928

		Mexico — 2.2%
		United Mexican States,
	1,300	4.150%, 03/28/27	1,357
	2,950	5.550%, 01/21/45	3,342
	100	5.750%, 10/12/10	106
MXN	93,700	7.750%, 05/29/31	5,588
MXN	52,000	7.750%, 11/23/34	3,105

			13,498

		Mongolia — 0.6%
		Mongolia Government Bond,
	200	8.750%, 03/09/24 (e)	224
	2,659	Reg. S, 8.750%, 03/09/24	2,978
	600	Reg. S, 10.875%, 04/06/21	696

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		Mongolia –– continued

			3,898

		Morocco — 0.1%
		Kingdom of Morocco,
	400	Reg. S, 5.500%, 12/11/42	446

		Nigeria — 0.3%
		Republic of Nigeria,
	1,500	7.875%, 02/16/32 (e)	1,657

		Oman — 1.6%
		Oman Government Bond,
	1,800	4.750%, 06/15/26	1,789
	1,100	5.375%, 03/08/27	1,138
	5,470	6.500%, 03/08/47 (e)	5,708
	1,240	Reg. S, 4.750%, 06/15/26	1,232

			9,867

		Pakistan — 1.5%
		Republic of Pakistan,
	2,984	8.250%, 09/30/25	3,372
	1,000	Reg. S, 7.250%, 04/15/19	1,044
	4,278	Reg. S, 8.250%, 04/15/24	4,768

			9,184

		Panama — 0.7%
		Republic of Panama,
	500	4.500%, 05/15/47	516
	1,200	6.700%, 01/26/36	1,569
	200	8.875%, 09/30/27	286
	1,400	9.375%, 04/01/29	2,084

			4,455

		Paraguay — 0.5%
		Republic of Paraguay,
	200	4.700%, 03/27/27 (e)	207
	200	Reg. S, 4.625%, 01/25/23	211
	1,100	Reg. S, 5.000%, 04/15/26	1,172
	1,500	Reg. S, 6.100%, 08/11/44	1,687

			3,277

		Peru — 1.5%
		Republic of Peru,
	800	4.125%, 08/25/27	876
	1,750	5.625%, 11/18/50	2,157
	1,300	8.750%, 11/21/33	2,012
PEN	8,000	Reg. S, 6.150%, 08/12/32 (e)	2,566
PEN	4,900	Reg. S, 6.350%, 08/12/28	1,609
PEN	1,000	Reg. S, 6.950%, 08/12/31	343

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Peru — continued

			9,563

		Philippines — 0.5%
	2,050	Republic of Philippines, 7.750%, 01/14/31	2,967

		Poland — 0.8%
		Republic of Poland,
PLN	9,000	2.500%, 07/25/27	2,323
PLN	10,100	3.250%, 07/25/25	2,824

			5,147

		Qatar — 0.5%
		Republic of Qatar,
	2,400	3.250%, 06/02/26	2,376
	800	4.625%, 06/02/46	833

			3,209

		Romania — 0.5%
		Republic of Romania,
	2,150	Reg. S, 4.375%, 08/22/23	2,300
	700	Reg. S, 4.875%, 01/22/24	770

			3,070

		Russia — 1.0%
		Russian Federation,
RUB	30,000	7.000%, 01/25/23	482
RUB	142,000	7.750%, 09/16/26	2,374
	1,800	Reg. S, 4.875%, 09/16/23	1,944
	200	Reg. S, 5.000%, 04/29/20	211
	1,000	Reg. S, 5.625%, 04/04/42	1,088

			6,099

		Senegal — 0.2%
		Republic of Senegal,
	900	6.250%, 05/23/33 (e)	923
	300	Reg. S, 6.250%, 07/30/24	319

			1,242

		Serbia — 0.7%
		Republic of Serbia,
	1,800	Reg. S, 4.875%, 02/25/20	1,886
	2,100	Reg. S, 7.250%, 09/28/21	2,436

			4,322

		South Africa — 3.9%
		Republic of South Africa,
	1,200	4.300%, 10/12/28	1,140
	600	5.000%, 10/12/46	562
	900	5.375%, 07/24/44	885
	1,000	5.500%, 03/09/20	1,066
	600	5.875%, 05/30/22	659
	1,400	5.875%, 09/16/25	1,519

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		South Africa –– continued
	100	6.250%, 03/08/41	109
ZAR	84,600	7.000%, 02/28/31	5,311
ZAR	52,253	7.750%, 02/28/23	3,928
ZAR	47,294	8.000%, 01/31/30	3,279
ZAR	42,300	8.750%, 02/28/48	2,865
ZAR	39,690	10.500%, 12/21/26	3,371

			24,694

		Sri Lanka — 2.5%
		Republic of Sri Lanka,
	2,600	6.200%, 05/11/27 (e)	2,684
	3,800	Reg. S, 6.250%, 10/04/20	4,037
	3,300	Reg. S, 6.250%, 07/27/21	3,519
	3,000	Reg. S, 6.825%, 07/18/26	3,229
	1,800	Reg. S, 6.850%, 11/03/25	1,944

			15,413

		Turkey — 5.3%
		Republic of Turkey,
	3,200	4.875%, 04/16/43	2,884
	300	5.625%, 03/30/21	320
	500	5.750%, 05/11/47	497
	3,850	6.000%, 03/25/27	4,148
	1,700	6.000%, 01/14/41	1,760
	1,000	6.250%, 09/26/22	1,098
	2,200	6.625%, 02/17/45	2,447
	2,600	7.375%, 02/05/25	3,042
	100	8.000%, 02/14/34	125
TRY	26,450	8.000%, 03/12/25	6,605
TRY	14,010	10.600%, 02/11/26	4,038
TRY	20,640	11.000%, 02/24/27	6,089

			33,053

		Ukraine — 4.2%
		Republic of Ukraine,
	4,500	7.750%, 09/01/19	4,669
	3,110	7.750%, 09/01/24	3,101
	4,300	Reg. S, 7.750%, 09/01/19	4,461
	4,900	Reg. S, 7.750%, 09/01/20	5,081
	2,950	Reg. S, 7.750%, 09/01/21	3,038
	500	Reg. S, 7.750%, 09/01/23	505
	3,000	Reg. S, 7.750%, 09/01/24	2,991
	1,950	Reg. S, 7.750%, 09/01/27	1,910
		Ukreximbank Via Biz Finance plc,
	700	Reg. S, 9.750%, 01/22/25	732

			26,488

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Uruguay — 1.4%
		Republic of Uruguay,
	1,000	4.375%, 10/27/27	1,069
	2,800	5.100%, 06/18/50	2,884
	2,200	7.875%, 01/15/33	3,028
UYU	43,270	9.875%, 06/20/22 (e)	1,622

			8,603

		Venezuela, Bolivarian Republic of — 0.3%
		Republic of Venezuela,
	170	9.375%, 01/13/34	69
	1,680	Reg. S, 7.000%, 03/31/38	651
	1,030	Reg. S, 7.650%, 04/21/25	394
	291	Reg. S, 7.750%, 10/13/19	124
	870	Reg. S, 8.250%, 10/13/24	333
	90	Reg. S, 9.000%, 05/07/23	35
	800	Reg. S, 9.250%, 05/07/28	308
	170	Reg. S, 11.750%, 10/21/26	71

			1,985

		Zambia — 0.4%
		Republic of Zambia,
	2,600	Reg. S, 8.970%, 07/30/27	2,814

		Total Foreign Government Securities (Cost $409,859)	412,301

NUMBER OF CONTRACTS
	Options Purchased — 0.0% (g)
		Foreign Exchange Currency Options — 0.0% (g)
	5,712,345	KRW Put/USD Call, Expiring 09/14/17 @ 1173.05 KRW to 1 USD, Vanilla, European Style 09/14/17 (a)	12
	2,801,238	MXN Put/USD Call, Expiring 08/28/17 @ 19.88 MXN to 1 USD, Vanilla, European Style 08/28/17 (a)	1
	5,572,641	TWD Put/USD Call, Expiring 11/16/17 @ 31.20 TWD to 1 USD, Vanilla, European Style11/16/17 (a)	16

		Total Options Purchased (Cost $95)	29

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 9.1%
	Investment Company — 9.1%
56,813	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.180% (b) (l) (Cost $56,830)	56,830

	Total Investments — 99.7% (Cost $621,551)	624,851
	Other Assets in Excess of Liabilities — 0.3%	2,182

	NET ASSETS — 100.0%	$627,033

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JULY 31, 2017		NET UNREALIZED APPRECIATION (DEPRECIATION)
67,992	CZK
2,611	for EUR	HSBC Bank, NA	09/21/17	3,099	#	3,098	#	(1)
3,997	EUR
16,966	for PLN	HSBC Bank, NA	09/21/17	4,718	#	4,744	#	26
1,040	EUR
4,754	for RON	HSBC Bank, NA	09/21/17	1,236	#	1,235	#	(1)
4,310	PLN
1,017	for EUR	BNP Paribas	09/21/17	1,207	#	1,199	#	(8)
15,774	ARS	Goldman Sachs International†	09/21/17	938		867		(71)
2,151	AUD	Goldman Sachs International	09/21/17	1,605		1,719		114
1,130	AUD	Merrill Lynch International	09/21/17	859		904		45
9,737	BRL	Citibank, NA†	09/21/17	2,916		3,094		178
15,521	BRL	Deutsche Bank AG†	09/21/17	4,852		4,931		79
5,075	BRL	Goldman Sachs International†	09/21/17	1,531		1,613		82
1,097	CAD	HSBC Bank, NA	09/21/17	817		880		63
1,086	CAD	Union Bank of Switzerland AG	09/21/17	819		872		53
546,536	CLP	Goldman Sachs International†	09/21/17	825		840		15
535,402	CLP	Merrill Lynch International†	09/21/17	798		823		25
10,368	CNH	Goldman Sachs International	09/21/17	1,535		1,537		2
28,528	CNH	HSBC Bank, NA	09/21/17	4,201		4,229		28
25,013	CNH	Societe Generale	09/21/17	3,696		3,708		12
5,630	CNH	Standard Chartered Bank	09/21/17	824		835		11
11,097,037	COP	Goldman Sachs International†	09/21/17	3,669		3,694		25
128,104	CZK	Deutsche Bank AG	09/21/17	5,666		5,837		171
17,037	CZK	Royal Bank of Canada	09/21/17	746		776		30
136,758	CZK	State Street Bank & Trust	09/21/17	6,095		6,231		136
1,031	EUR	BNP Paribas	09/21/17	1,158		1,224		66
754	EUR	HSBC Bank, NA	09/21/17	867		895		28
5,077	EUR	Royal Bank of Canada	09/21/17	5,968		6,026		58
954	EUR	State Street Corp.	09/21/17	1,113		1,132		19
1,862	EUR	Union Bank of Switzerland AG	09/21/17	2,176		2,210		34

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
111	EUR	Australia & New Zealand Banking Group Ltd.	10/18/17	128	133	5
671,468	HUF	Deutsche Bank AG	09/21/17	2,484	2,620	136
57,231,621	IDR	Citibank, NA†	09/22/17	4,279	4,275	(4)
10,704,181	IDR	Merrill Lynch International†	09/22/17	796	799	3
2,362	ILS	TD Bank Financial Group	09/25/17	668	665	(3)
75,871	INR	Citibank, NA†	09/21/17	1,171	1,177	6
247,537	INR	Deutsche Bank AG†	09/21/17	3,838	3,840	2
161,073	INR	Merrill Lynch International†	09/21/17	2,474	2,498	24
93,189	JPY	Goldman Sachs International	09/21/17	823	847	24
1,318,788	KRW	Deutsche Bank AG†	09/21/17	1,152	1,178	26
7,477,420	KRW	Goldman Sachs International†	09/21/17	6,701	6,678	(23)
29,130	MXN	Citibank, NA	09/21/17	1,620	1,623	3
35,692	MXN	Deutsche Bank AG	09/21/17	1,957	1,988	31
70,730	MXN	Goldman Sachs International	09/21/17	3,911	3,940	29
10,232	MXN	HSBC Bank, NA	09/21/17	569	570	1
25,949	MXN	State Street Corp.	09/21/17	1,464	1,446	(18)
52,672	MXN	TD Bank Financial Group	09/21/17	2,977	2,934	(43)
16,739	MYR	Goldman Sachs International†	09/21/17	3,932	3,904	(28)
40,087	PHP	Merrill Lynch International†	09/21/17	786	792	6
1,315	PLN	Barclays Bank plc	09/21/17	359	365	6
4,828	PLN	Citibank, NA	09/21/17	1,304	1,343	39
4,724	PLN	Goldman Sachs International	09/21/17	1,303	1,314	11
21,387	PLN	HSBC Bank, NA	09/21/17	5,874	5,948	74
8,688	PLN	Merrill Lynch International	09/21/17	2,329	2,416	87
6,125	PLN	Societe Generale	09/21/17	1,644	1,703	59
3,380	RON	Barclays Bank plc	09/21/17	839	879	40
1,375	RON	Standard Chartered Bank	09/21/17	339	357	18
339,480	RUB	Goldman Sachs International†	09/21/17	5,677	5,614	(63)
188,161	RUB	Merrill Lynch International†	09/21/17	3,143	3,112	(31)
1,771	SGD	Australia & New Zealand Banking Group Limited	09/21/17	1,284	1,308	24
18,026	TRY	Barclays Bank plc	09/21/17	5,024	5,043	19
8,758	TRY	Citibank, NA	09/21/17	2,397	2,450	53
17,223	TRY	Goldman Sachs International	09/21/17	4,784	4,819	35
5,584	TRY	TD Bank Financial Group	09/21/17	1,537	1,562	25
62,774	ZAR	Barclays Bank plc	09/21/17	4,806	4,723	(83)
82,885	ZAR	Goldman Sachs International	09/21/17	6,330	6,237	(93)
15,444	ZAR	HSBC Bank, NA	09/21/17	1,159	1,162	3
				155,796	157,415	1,619

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
15,774	ARS	Goldman Sachs International†	09/21/17	934	867	67
3,870	AUD	Australia & New Zealand Banking Group Limited	09/21/17	2,957	3,094	(137)
2,205	AUD	Goldman Sachs International	09/21/17	1,688	1,763	(75)
883	AUD	Royal Bank of Canada	09/21/17	698	706	(8)
30,333	BRL	Goldman Sachs International†	09/21/17	9,034	9,638	(604)
1,097	CAD	State Street Corp.	09/21/17	850	880	(30)

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,086	CAD	Union Bank of Switzerland AG	09/21/17	805	872	(67)
1,081,938	CLP	Goldman Sachs International†	09/21/17	1,617	1,663	(46)
5,438,451	COP	Citibank, NA†	09/21/17	1,791	1,810	(19)
956,731	COP	Goldman Sachs International†	09/21/17	326	319	7
4,725,738	COP	Merrill Lynch International†	09/21/17	1,513	1,573	(60)
24,533	CZK	State Street Corp.	09/21/17	1,099	1,118	(19)
914	EUR	Goldman Sachs International	09/21/17	1,061	1,085	(24)
1,679	EUR	Royal Bank of Canada	09/21/17	1,933	1,992	(59)
2,164	EUR	TD Bank Financial Group	09/21/17	2,473	2,569	(96)
116	EUR	National Australia Bank Ltd.	10/18/17	133	138	(5)
28	EUR	Royal Bank of Canada	10/18/17	32	33	(1)
670,322	HUF	Citibank, NA	09/21/17	2,498	2,616	(118)
10,704,181	IDR	Goldman Sachs International†	09/22/17	791	799	(8)
57,231,621	IDR	Merrill Lynch International†	09/22/17	4,264	4,275	(11)
2,362	ILS	Goldman Sachs International	09/25/17	668	664	4
103,136	INR	Goldman Sachs International†	09/21/17	1,585	1,600	(15)
93,189	JPY	Citibank, NA	09/21/17	827	847	(20)
6,585,549	KRW	Citibank, NA†	09/21/17	5,859	5,882	(23)
1,318,788	KRW	Deutsche Bank AG†	09/21/17	1,152	1,177	(25)
2,585,686	KRW	Goldman Sachs International†	09/21/17	2,263	2,310	(47)
20,673	MXN	Credit Suisse International	09/21/17	1,163	1,152	11
24,028	MXN	Deutsche Bank AG	09/21/17	1,310	1,338	(28)
50,492	MXN	Goldman Sachs International	09/21/17	2,701	2,813	(112)
57,336	MXN	HSBC Bank, NA	09/21/17	3,237	3,194	43
2,628	MXN	TD Bank Financial Group	09/21/17	142	146	(4)
16,739	MYR	Goldman Sachs International†	09/21/17	3,874	3,904	(30)
40,087	PHP	Merrill Lynch International†	09/21/17	808	792	16
11,994	PLN	Barclays Bank plc	09/21/17	3,223	3,335	(112)
3,051	PLN	HSBC Bank, NA	09/21/17	830	848	(18)
12,015	PLN	TD Bank Financial Group	09/21/17	3,203	3,342	(139)
44,353	RUB	Citibank, NA†	09/21/17	763	734	29
622,942	RUB	Goldman Sachs International†	09/21/17	10,585	10,302	283
33,422	RUB	Merrill Lynch International†	09/21/17	558	553	5
1,771	SGD	HSBC Bank, NA	09/21/17	1,278	1,308	(30)
22,968	TRY	Citibank, NA	09/21/17	6,374	6,426	(52)
15,551	TRY	Deutsche Bank AG	09/21/17	4,328	4,351	(23)
11,192	TRY	HSBC Bank, NA	09/21/17	3,099	3,131	(32)
4,234	TRY	Societe Generale	09/21/17	1,182	1,184	(2)
46,874	TWD	Goldman Sachs International†	09/21/17	1,556	1,555	1
39,363	ZAR	Citibank, NA	09/21/17	2,948	2,961	(13)
33,375	ZAR	Goldman Sachs International	09/21/17	2,560	2,512	48
131,032	ZAR	HSBC Bank, NA	09/21/17	9,944	9,858	86
6,278	ZAR	Merrill Lynch International	09/21/17	481	473	8
108,775	ZAR	National Australia Bank Ltd.	09/21/17	8,316	8,184	132
39,452	ZAR	Royal Bank of Canada	09/21/17	3,000	2,969	31
97,313	ZAR	State Street Corp.	09/21/17	7,424	7,322	102
				133,738	134,977	(1,239)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at July 31, 2017 of the currency being sold, and the value at July 31, 2017 is the U.S. dollar market value of the currency being purchased.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

Credit Default Swaps - Sell Protection [1]

Sovereign Issuer:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF JULY 31, 2017 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
Citibank NA:
State of Qatar, 9.750%, 06/15/30	1.000% quarterly	06/20/22	93.355%	3,500	15	(3)

[1]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e.,make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Interest Rate Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America NA	0.573 annually	6 months PRIBOR semi-annually	06/29/19	CZK200,000	38
Bank of America NA	Brazilian CDI at maturity	9.690% at maturity	01/04/21	BRL7,264	40
Bank of America NA	1.158 annually	6 months PRIBOR semi-annually	06/22/27	CZK 40,000	45
Bank of America NA	1.185 annually	6 months PRIBOR semi-annually	06/30/27	CZK 40,000	40
Goldman Sachs International	Brazilian CDI at maturity	9.340% at maturity	01/04/21	BRL20,616	36

					199

Centrally Cleared Interest Rate Swaps
RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1 month TIIE monthly	7.1000% monthly	06/17/27	MXN 40,000	(6)

FOREIGN EXCHANGE CURRENCY OPTIONS WRITTEN

Call Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
KRW Put/USD Call, Vanilla, European Style	KRW1,173.050	09/14/17	2,856,173	(6)

(Premiums received of $28)

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLP	—	Chilean Peso
CNH	—	China Renminbi
COP	—	Colombian Peso
CZK	—	Czech Republic Koruna
DOP	—	Dominican Republic Peso
EUR	—	Euro
GMTN	—	Global Medium Term Note
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RON	—	Romanian Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2017.
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
UYU	—	Uruguayan Peso
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2017.
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of July 31, 2017.
(r)	—	Rates shown are per annum and payments are as described.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2017.
(y)	—	Preferred Security.
†	—	Non-deliverable forward.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	6,066
Aggregate gross unrealized depreciation	(2,766)

Net unrealized appreciation/depreciation	3,300

Federal income tax cost of investments	621,551

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Argentina	$—	$7,483	$—	$7,483
Brazil	—	16,509	—	16,509
Chile	—	3,837	—	3,837
China	—	10,628	—	10,628
Colombia	—	4,409	—	4,409
Congo, Democratic Republic of the	—	1,424	—	1,424
Costa Rica	—	517	—	517
Ecuador	—	1,403	—	1,403
El Salvador	—	325	—	325
Guatemala	—	1,424	—	1,424
Hong Kong	—	3,618	—	3,618
Hungary	—	662	—	662
India	—	6,286	—	6,286
Indonesia	—	11,224	—	11,224
Israel	—	623	—	623
Jamaica	—	706	—	706
Kazakhstan	—	7,918	—	7,918
Kuwait	—	1,603	—	1,603
Mauritius	—	2,428	—	2,428
Mexico	—	29,848	—	29,848
Morocco	—	1,001	—	1,001
Netherlands	—	1,822	—	1,822
Nigeria	—	3,682	—	3,682
Panama	—	1,615	—	1,615
Peru	—	3,614	—	3,614
Qatar	—	4,998	—	4,998
Russia	—	4,812	—	4,812
South Africa	—	4,226	—	4,226
South Korea	—	1,148	—	1,148
Spain	—	750	—	750
Sri Lanka	—	423	—	423
Trinidad and Tobago	—	1,770	—	1,770
Tunisia	—	481	—	481
Turkey	—	5,491	—	5,491
Ukraine	—	2,401	—	2,401
United Arab Emirates	—	2,423	—	2,423
Venezuela, Bolivarian Republic of	—	2,159	—	2,159

Total Corporate Bonds	—	155,691	—	155,691

Foreign Government Securities	—	412,301	—	412,301
Options Purchased
Foreign Exchange Currency Options	—	29	—	29
Short-Term Investment
Investment Company	56,830	—	—	56,830

Total Investments in Securities	$56,830	$568,021	$—	$624,851

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,962	$—	$2,962
Swaps	—	211	—	211

Total Appreciation in Other Financial Instruments	$—	$3,173	$—	$3,173

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,582)	$—	$(2,582)
Swaps	—	(6)	—	(6)
Options Written
Foreign Exchange Currency Options	—	(6)	—	(6)

Total Depreciation in Other Financial Instruments	$—	$(2,594)	$—	$(2,594)

There were no transfers among the other levels during the period ended July 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of October 31, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2017
Debt Securities — Foreign Government Securities	$446	$(197)	$155	$—	$—	$(404)	$—	$—	$—

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

B. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over the counter options.

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of a portfolio investments, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. The fund used forward foreign currency exchange contracts, including non-deliverable forwards, mainly as a substitute for securities in which the Fund can invest to increase income or gain to the Fund and to hedge or manage the Fund’s exposure to foreign currency risks associated with portfolio investments. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including interest rate and credit default swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for Over the Counter Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — 100.3%
Asset-Backed Securities — 2.3%
	United States — 2.3%
482	ABFC Trust, Series 2004-HE1, Class M1, VAR, 2.132%, 03/25/34	473
	ACE Securities Corp. Home Equity Loan Trust,
494	Series 2002-HE3, Class M1, VAR, 3.032%, 10/25/32	493
360	Series 2003-NC1, Class M1, VAR, 2.402%, 07/25/33	357
436	Series 2003-OP1, Class M1, VAR, 2.282%, 12/25/33	419
138	Series 2004-HE4, Class M2, VAR, 2.207%, 12/25/34	135
550	Series 2004-OP1, Class M3, VAR, 3.107%, 04/25/34	511
407	Ameriquest Mortgage Securities, Inc., Series 2004-FR1W, Class A6, VAR, 4.453%, 05/25/34	404
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
587	Series 2003-10, Class M1, VAR, 2.282%, 12/25/33	579
257	Series 2003-10, Class M2, VAR, 3.782%, 12/25/33	252
38	Series 2003-11, Class M3, VAR, 4.022%, 12/25/33	36
356	Amortizing Residential Collateral Trust, Series 2004-1, Class M5, VAR, 3.107%, 10/25/34	349
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
878	Series 2003-W5, Class M2, VAR, 4.007%, 10/25/33	843
1,558	Series 2003-W9, Class M2, VAR, 3.812%, 01/25/34	1,526
904	Series 2004-W4, Class A, VAR, 1.752%, 03/25/34	853
212	Series 2004-W5, Class M1, VAR, 2.132%, 04/25/34	209
	Asset-Backed Securities Corp. Home Equity Loan Trust,
644	Series 2004-HE2, Class M2, VAR, 3.107%, 04/25/34	593
1,181	Series 2004-HE3, Class M2, VAR, 2.912%, 06/25/34	1,118
	Bear Stearns Asset-Backed Securities I Trust,
561	Series 2004-FR2, Class M3, VAR, 3.032%, 06/25/34	548

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
870	Series 2004-HE6, Class M2, VAR, 3.107%, 08/25/34	836
	Bear Stearns Asset-Backed Securities Trust,
609	Series 2004-1, Class M1, VAR, 2.207%, 06/25/34	565
238	Series 2004-2, Class M1, VAR, 2.432%, 08/25/34	229
	Countrywide Asset-Backed Certificates,
10	Series 2002-3, Class M1, VAR, 2.357%, 03/25/32	10
52	Series 2002-4, Class M1, VAR, 2.357%, 12/25/32	52
106	Series 2003-BC4, Class M2, VAR, 2.582%, 06/25/33	103
70	Series 2003-BC6, Class M2, VAR, 2.957%, 10/25/33	70
97	Series 2004-2, Class M1, VAR, 1.982%, 05/25/34	97
357	Series 2004-3, Class M1, VAR, 1.982%, 06/25/34	337
1,000	Series 2005-12, Class M2, VAR, 1.722%, 02/25/36	987
455	Series 2005-AB3, Class 1A1, VAR, 1.482%, 02/25/36	434
828	Countrywide Partnership Trust, Series 2004-EC1, Class M2, VAR, 2.177%, 01/25/35	814
	Credit-Based Asset Servicing & Securitization LLC,
1,433	Series 2004-CB4, Class A5, SUB, 6.780%, 05/25/35	1,428
169	Series 2005-CB1, Class M2, VAR, 2.327%, 01/25/35	163
	CWABS, Inc. Asset-Backed Certificates Trust,
510	Series 2003-BC1, Class A1, VAR, 2.032%, 03/25/33	499
97	Series 2004-5, Class M3, VAR, 2.957%, 07/25/34	96
364	Series 2004-6, Class M1, VAR, 2.132%, 10/25/34	351
79	Series 2004-6, Class M2, VAR, 2.207%, 10/25/34	77
290	Equity One Mortgage Pass-Through Trust, Series 2003-4, Class M1, SUB, 5.869%, 10/25/34	285
535	First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A1, VAR, 1.532%, 11/25/35	506

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Asset-Backed Securities — continued
	United States –– continued
	Fremont Home Loan Trust,
33	Series 2003-B, Class M2, VAR, 3.662%, 12/25/33	33
708	Series 2004-2, Class M2, VAR, 2.162%, 07/25/34	710
128	Series 2004-B, Class M7, VAR, 4.232%, 05/25/34	108
	GSAMP Trust,
648	Series 2004-OPT, Class M1, VAR, 2.102%, 11/25/34	613
342	Series 2006-HE3, Class A2C, VAR, 1.392%, 05/25/46	332
311	Home Equity Asset Trust, Series 2004-7, Class M1, VAR, 2.162%, 01/25/35	306
	Home Equity Mortgage Loan Asset-Backed Trust,
274	Series 2004-B, Class M3, VAR, 2.432%, 11/25/34	265
238	Series 2004-B, Class M8, VAR, 4.532%, 11/25/34	219
	Long Beach Mortgage Loan Trust,
968	Series 2004-3, Class M2, VAR, 2.132%, 07/25/34	944
556	Series 2004-3, Class M4, VAR, 2.845%, 07/25/34	554
	Mastr Asset-Backed Securities Trust,
87	Series 2003-NC1, Class M5, VAR, 5.148%, 04/25/33	78
703	Series 2005-NC1, Class M2, VAR, 1.982%, 12/25/34	704
	Morgan Stanley ABS Capital I, Inc. Trust,
220	Series 2003-HE2, Class M2, VAR, 3.707%, 08/25/33	214
665	Series 2004-HE6, Class M1, VAR, 2.057%, 08/25/34	664
31	Series 2004-HE8, Class M3, VAR, 2.357%, 09/25/34	31
390	Series 2004-NC5, Class M1, VAR, 2.132%, 05/25/34	376
479	Series 2004-NC6, Class M2, VAR, 3.107%, 07/25/34	454
380	Series 2004-NC7, Class M2, VAR, 2.162%, 07/25/34	381
53	Series 2005-HE1, Class M3, VAR, 1.996%, 12/25/34	45
345	Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3, VAR, 2.212%, 02/25/33	337

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
524	New Century Home Equity Loan Trust, Series 2004-2, Class M3, VAR, 2.237%, 08/25/34	510
510	NovaStar Mortgage Funding Trust, Series 2003-2, Class M3, VAR, 4.607%, 09/25/33	504
1,547	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class M1, VAR, 2.252%, 07/25/33	1,428
	Option One Mortgage Loan Trust,
730	Series 2004-1, Class M1, VAR, 2.132%, 01/25/34	692
681	Series 2004-1, Class M2, VAR, 2.882%, 01/25/34	661
34	Series 2004-3, Class M2, VAR, 2.087%, 11/25/34	32
500	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4, VAR, 2.477%, 01/25/36	498
	Pretium Mortgage Credit Partners I LLC,
860	Series 2016-NPL6, Class A1, SUB, 3.500%, 10/27/31 (e)	860
1,879	Series 2017-NPL1, Class A1, SUB, 3.500%, 04/29/32 (e)	1,886
965	Series 2017-NPL2, Class A1, SUB, 3.250%, 03/28/57 (e)	966
1,000	Series 2017-NPL2, Class A2, SUB, 5.500%, 03/28/57 (e)	998
	Renaissance Home Equity Loan Trust,
381	Series 2003-2, Class M1, VAR, 2.470%, 08/25/33	377
762	Series 2004-1, Class M4, VAR, 3.932%, 05/25/34	635
112	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	115
411	Saxon Asset Securities Trust, Series 2003-3, Class M1, VAR, 2.207%, 12/25/33	396
921	Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M2, VAR, 2.957%, 02/25/34	914
550	Soundview Home Loan Trust, Series 2005-OPT1, Class M2, VAR, 1.907%, 06/25/35	539
788	Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1, VAR, 2.132%, 11/25/34	755

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Asset-Backed Securities — continued
	United States –– continued
	Structured Asset Investment Loan Trust,
261	Series 2003-BC11, Class M1, VAR, 2.207%, 10/25/33	261
403	Series 2004-6, Class A3, VAR, 2.032%, 07/25/34	399
434	Series 2004-7, Class M2, VAR, 2.357%, 08/25/34	410
644	Series 2004-8, Class M9, VAR, 4.982%, 09/25/34	530
40	Series 2004-BNC1, Class A5, VAR, 2.472%, 09/25/34	39
459	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4, VAR, 1.402%, 12/25/36	428
1,377	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.625%, 02/25/47 (e)	1,384
1,226	VOLT LVII LLC, Series 2017-NPL4, Class A1, SUB, 3.375%, 04/25/47 (e)	1,231
	Wells Fargo Home Equity Asset-Backed Securities Trust,
393	Series 2004-2, Class M6, VAR, 4.052%, 10/25/34	390
97	Series 2004-2, Class M8A, VAR, 5.732%, 10/25/34 (e)	93

	Total Asset-Backed Securities (Cost $41,662)	42,936

Collateralized Mortgage Obligations — 1.7%
	United States — 1.7%
	Alternative Loan Trust
572	Series 2004-27CB, Class A1, 6.000%, 12/25/34	564
142	Series 2004-28CB, Class 6A1, 6.000%, 01/25/35	142
108	Series 2005-11CB, Class 2A1, 5.500%, 06/25/35	105
26	Series 2005-19CB, Class A2, IF, 14.229%, 06/25/35	31
1,347	Series 2005-28CB, Class 2A6, 5.000%, 08/25/35	1,187
954	Series 2006-14CB, Class A1, 6.000%, 06/25/36	823
88	Banc of America Funding Trust, Series 2005-6, Class 1A2, 5.500%, 10/25/35	84
	Bear Stearns ALT-A Trust
99	Series 2005-4, Class 23A1, VAR, 3.479%, 05/25/35	98
762	Series 2005-4, Class 23A2, VAR, 3.479%, 05/25/35	765

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
235	Series 2005-7, Class 12A3, VAR, 1.912%, 08/25/35	224
	Bear Stearns ARM Trust
704	Series 2005-5, Class A2, VAR, 2.820%, 08/25/35	701
346	Series 2005-9, Class A1, VAR, 2.830%, 10/25/35	339
650	Series 2006-1, Class A1, VAR, 2.910%, 02/25/36	648
767	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC3, Class M1, VAR, 2.057%, 06/25/34	620
	Chase Mortgage Finance Trust
334	Series 2006-S4, Class A5, 6.000%, 12/25/36	278
154	Series 2007-A1, Class 1A1, VAR, 3.476%, 02/25/37	154
217	Series 2007-A1, Class 8A1, VAR, 3.239%, 02/25/37	221
	CHL Mortgage Pass-Through Trust
119	Series 2004-9, Class A7, 5.250%, 06/25/34	121
598	Series 2004-25, Class 2A1, VAR, 1.912%, 02/25/35	563
863	Series 2005-26, Class 1A11, 5.500%, 11/25/35	787
701	Series 2005-31, Class 2A1, VAR, 3.149%, 01/25/36	640
257	Series 2006-21, Class A14, 6.000%, 02/25/37	233
283	Series 2007-10, Class A4, 5.500%, 07/25/37	233
	Citigroup Mortgage Loan Trust, Inc.
578	Series 2005-3, Class 2A2A, VAR, 3.331%, 08/25/35	578
704	Series 2005-4, Class A, VAR, 3.298%, 08/25/35	696
176	Series 2005-11, Class A2A, VAR, 2.930%, 10/25/35	178
	Credit Suisse First Boston Mortgage Securities Corp.
13	Series 2003-25, Class 2A1, 4.500%, 10/25/18	13
549	Series 2004-8, Class 5A1, 6.000%, 12/25/34	581
468	GSR Mortgage Loan Trust, Series 2004-11, Class 2A2, VAR, 3.538%, 09/25/34	469

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	United States — continued
	Impac CMB Trust
112	Series 2004-6, Class 1A2, VAR, 2.012%, 10/25/34	107
705	Series 2005-2, Class 2A2, VAR, 2.032%, 04/25/35	661
386	Series 2005-4, Class 2A2, VAR, 1.992%, 05/25/35	354
409	Series 2005-4, Class 2B1, VAR, 3.707%, 05/25/35	392
273	Series 2005-4, Class 2M2, VAR, 2.357%, 05/25/35	250
303	JP Morgan Mortgage Trust, Series 2005-A8, Class 2A3, VAR, 3.036%, 11/25/35	291
369	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 3.108%, 04/21/34	377
161	MASTR Alternative Loan Trust, Series 2004-6, Class 8A1, 5.500%, 07/25/34	165
	Merrill Lynch Mortgage Investors Trust
122	Series 2003-A4, Class 3A, VAR, 3.878%, 05/25/33	120
79	Merrill Lynch Mortgage Investors Trust Series 2005-1, Class 2A1, VAR, 3.076%, 04/25/35	77
75	Series 2005-A2, Class A3, VAR, 2.976%, 02/25/35	74
	Morgan Stanley Mortgage Loan Trust
170	Series 2004-5AR, Class 4A, VAR, 3.481%, 07/25/34	167
442	Series 2004-7AR, Class 2A6, VAR, 3.336%, 09/25/34	452
342	Series 2004-11AR, Class 1A2A, VAR, 1.542%, 01/25/35	323
505	MortgageIT Trust, Series 2005-1, Class 1B1, VAR, 2.732%, 02/25/35	469
	Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
635	Series 2005-4, Class 1A2, VAR, 1.622%, 11/25/35	609
951	Series 2005-5, Class 1APT, VAR, 1.512%, 12/25/35	882
	Opteum Mortgage Acceptance Corp. Trust
771	Series 2006-1, Class 1AC1, VAR, 1.532%, 04/25/36	719
1,079	Series 2006-1, Class 1APT, VAR, 1.442%, 04/25/36	994

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United States –– continued
—	(h)	Prudential Home Mortgage Securities Co., Inc. (The), Series 1988-1, Class A, VAR, 04/25/18	—	(h)
		RALI Trust
944		Series 2006-QS3, Class 1A10, 6.000%, 03/25/36	880
90		Series 2006-QS18, Class 3A1, 5.750%, 12/25/21	86
93		Residential Asset Securitization Trust, Series 2004-A8, Class A1, 5.250%, 11/25/34	93
		RFMSI Trust
12		Series 2003-S15, Class A1, 4.500%, 08/25/18	12
16		Series 2003-S16, Class A2, 4.500%, 09/25/18	16
886		Series 2006-S10, Class 1A1, 6.000%, 10/25/36	845
170		Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 4A3, VAR, 3.383%, 08/25/35	168
		WaMu Mortgage Pass-Through Certificates Trust
11		Series 2003-S8, Class A2, 5.000%, 09/25/18	11
54		Series 2004-CB2, Class 5A, 5.000%, 07/25/19	55
928		Series 2005-AR3, Class A1, VAR, 3.042%, 03/25/35	908
636		Series 2005-AR5, Class A6, VAR, 2.999%, 05/25/35	639
493		Series 2005-AR7, Class A3, VAR, 3.162%, 08/25/35	494
335		Series 2005-AR10, Class 1A3, VAR, 2.824%, 09/25/35	341
433		Series 2005-AR14, Class 1A4, VAR, 2.852%, 12/25/35	420
26		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2003-MS3, Class 2A2, 4.500%, 03/25/18	26
		Wells Fargo Mortgage-Backed Securities Trust
213		Series 2003-H, Class A1, VAR, 3.092%, 09/25/33	216
170		Series 2004-H, Class A1, VAR, 3.352%, 06/25/34	172
261		Series 2003-K, Class 1A1, VAR, 2.914%, 11/25/33	263

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	United States –– continued
88	Series 2004-K, Class 1A2, VAR, 3.478%, 07/25/34	88
285	Series 2003-M, Class A1, VAR, 2.999%, 12/25/33	287
209	Series 2004-N, Class A7, VAR, 3.474%, 08/25/34	210
260	Series 2004-Z, Class 2A2, VAR, 2.999%, 12/25/34	264
842	Series 2004-CC, Class A1, VAR, 3.098%, 01/25/35	857
394	Series 2004-DD, Class 1A1, VAR, 3.113%, 01/25/35	407
138	Series 2004-EE, Class 2A2, VAR, 3.278%, 12/25/34	141
1,174	Series 2005-AR1, Class 1A1, VAR, 3.119%, 02/25/35	1,191
343	Series 2005-AR2, Class 2A2, VAR, 3.162%, 03/25/35	347
124	Series 2005-AR2, Class 3A1, VAR, 3.147%, 03/25/35	125
472	Series 2005-AR3, Class 1A1, VAR, 3.338%, 03/25/35	483
569	Series 2005-AR10, Class 2A1, VAR, 3.199%, 06/25/35	581
629	Series 2005-AR14, Class A1, VAR, 3.475%, 08/25/35	635
298	Series 2005-AR16, Class 6A3, VAR, 3.346%, 10/25/35	298
61	Series 2006-AR2, Class 2A3, VAR, 3.126%, 03/25/36	61
223	Series 2006-AR3, Class A3, VAR, 3.254%, 03/25/36	220
591	Series 2006-AR6, Class 7A1, VAR, 3.071%, 03/25/36	596

	Total Collateralized Mortgage Obligations (Cost $31,280)	31,995

Commercial Mortgage-Backed Securities — 0.3%
	United States — 0.3%
	JP Morgan Chase Commercial Mortgage Securities Trust,
657	Series 2007-LD11, Class AM, VAR, 5.948%, 06/15/49	672
317	Series 2007-LDPX, Class AM, VAR, 5.464%, 01/15/49	317
424	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 5.908%, 07/15/44	426

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,540	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39	1,232
	Morgan Stanley Capital I Trust,
895	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	895
498	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	488
1,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class C, VAR, 5.935%, 04/15/47	1,015

	Total Commercial Mortgage-Backed Securities (Cost $5,252)	5,045

SHARES
Common Stocks — 50.2%
	Australia — 1.4%
253	AMP Ltd.	1,092
168	Australia & New Zealand Banking Group Ltd.	3,991
204	BHP Billiton Ltd.	4,258
66	Commonwealth Bank of Australia	4,402
12	CSL Ltd.	1,225
223	Dexus	1,674
399	Goodman Group	2,545
28	Macquarie Group Ltd.	1,936
12	National Australia Bank Ltd.	278
32	Oil Search Ltd.	168
85	Wesfarmers Ltd.	2,757
37	Westpac Banking Corp.	946

		25,272

	Austria — 0.2%
17	ams AG (a)	1,195
47	Erste Group Bank AG (a)	1,940

		3,135

	Belgium — 0.3%
38	Anheuser-Busch InBev SA/NV	4,571
17	KBC Group NV	1,378

		5,949

	Brazil — 0.3%
160	Ambev SA, ADR	972
109	CCR SA	600

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Brazil –– continued
101	Cielo SA	850
86	Lojas Renner SA (a)	812
41	Ultrapar Participacoes SA	971
14	Vale SA, ADR (a)	134
110	WEG SA	665

		5,004

	Canada — 0.6%
58	Brookfield Asset Management, Inc., Class A	2,274
16	Canadian Pacific Railway Ltd.	2,499
1	Fairfax Financial Holdings Ltd.	654
75	Waste Connections, Inc.	4,905

		10,332

	Chile — 0.0% (g)
24	Banco Santander Chile, ADR	686

	China — 0.7%
19	Alibaba Group Holding Ltd., ADR (a)	2,901
6	Baidu, Inc., ADR (a)	1,460
417	CNOOC Ltd.	467
22	JD.com, Inc., ADR (a)	1,000
244	Ping An Insurance Group Co. of China Ltd., Class H	1,802
106	Tencent Holdings Ltd.	4,235
114	Tsingtao Brewery Co. Ltd., Class H	488

		12,353

	Denmark — 0.7%
1	AP Moller - Maersk A/S, Class B	1,818
18	Chr Hansen Holding A/S	1,438
28	Danske Bank A/S	1,153
19	Dfds A/S	1,093
116	Novo Nordisk A/S, Class B	4,941
24	Vestas Wind Systems A/S	2,315

		12,758

	Finland — 0.5%
26	Cargotec OYJ, Class B	1,586
457	Nokia OYJ	2,916
142	Outokumpu OYJ	1,196
50	UPM-Kymmene OYJ	1,357
32	Wartsila OYJ Abp	2,111

		9,166

	France — 3.0%
34	Air Liquide SA	4,228
44	Airbus SE	3,657
10	Atos SE	1,589

SHARES	SECURITY DESCRIPTION	VALUE
	France –– continued
197	AXA SA	5,831
59	BNP Paribas SA	4,611
15	Capgemini SE	1,638
177	Engie SA	2,852
167	Natixis SA	1,215
17	Pernod Ricard SA	2,316
33	Renault SA	2,966
79	Sanofi	7,510
41	Schneider Electric SE (a)	3,179
26	Societe Generale SA	1,520
14	Sodexo SA	1,708
70	TOTAL SA	3,566
30	Vinci SA	2,659
190	Vivendi SA	4,394

		55,439

	Germany — 2.8%
23	adidas AG	5,273
19	Allianz SE (Registered)	3,948
10	Aurubis AG	920
6	BASF SE	542
41	Bayer AG (Registered)	5,134
33	Brenntag AG	1,896
53	Daimler AG (Registered)	3,688
13	Delivery Hero AG (a) (e)	428
18	Deutsche Bank AG (Registered)	323
22	Deutsche Boerse AG	2,250
69	Deutsche Post AG (Registered)	2,677
129	Deutsche Telekom AG (Registered)	2,356
28	Deutsche Wohnen AG	1,102
66	Evotec AG (a)	948
13	Fraport AG Frankfurt Airport Services Worldwide	1,252
7	Hannover Rueck SE	923
10	HeidelbergCement AG	985
5	HOCHTIEF AG	873
92	Infineon Technologies AG	1,994
9	Linde AG	1,695
46	SAP SE	4,830
44	Siemens AG (Registered)	5,970
4	Siltronic AG (a)	414
5	Software AG	211
21	Vapiano SE (a) (e)	542

		51,174

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Hong Kong — 0.8%
511	AIA Group Ltd.	4,018
154	Cheung Kong Property Holdings Ltd.	1,244
212	CK Hutchison Holdings Ltd.	2,795
34	Hang Seng Bank Ltd.	737
20	Jardine Matheson Holdings Ltd.	1,263
182	Power Assets Holdings Ltd.	1,956
355	Sands China Ltd.	1,643
181	Wharf Holdings Ltd. (The)	1,538

		15,194

	India — 0.5%
20	Dr Reddy’s Laboratories Ltd., ADR	716
52	HDFC Bank Ltd., ADR	5,029
140	Infosys Ltd., ADR	2,209
55	Mahindra & Mahindra Ltd., GDR	1,195

		9,149

	Indonesia — 0.1%
1,225	Astra International Tbk. PT	733
481	Bank Central Asia Tbk. PT	675
671	Bank Rakyat Indonesia Persero Tbk. PT	744
104	Unilever Indonesia Tbk. PT	383

		2,535

	Ireland — 0.1%
18	Ryanair Holdings plc, ADR (a)	2,079

	Israel — 0.1%
71	Teva Pharmaceutical Industries Ltd., ADR	2,299

	Italy — 1.0%
102	Assicurazioni Generali SpA	1,852
68	Atlantia SpA	2,061
39	Azimut Holding SpA	867
563	Enel SpA	3,209
16	Ferrari NV	1,688
769	Intesa Sanpaolo SpA	2,647
52	Moncler SpA	1,398
2,078	Telecom Italia SpA (a)	2,138
158	UniCredit SpA (a)	3,108

		18,968

	Japan — 4.5%
53	Bridgestone Corp.	2,209
12	Central Japan Railway Co.	1,867
20	Daikin Industries Ltd.	2,160
21	Dentsu, Inc.	973
77	DMG Mori Co. Ltd.	1,281

SHARES	SECURITY DESCRIPTION	VALUE
	Japan –– continued
28	East Japan Railway Co.	2,663
20	Electric Power Development Co. Ltd.	504
257	Fujitsu Ltd.	1,914
369	Hitachi Ltd.	2,539
79	Honda Motor Co. Ltd.	2,220
92	J Front Retailing Co. Ltd.	1,316
51	Japan Airlines Co. Ltd.	1,641
16	Japan Tobacco, Inc.	563
57	JFE Holdings, Inc.	1,107
292	JXTG Holdings, Inc.	1,300
213	Kajima Corp.	1,857
45	KDDI Corp.	1,203
2	Keyence Corp.	1,109
124	Kirin Holdings Co. Ltd.	2,733
80	Kyowa Hakko Kirin Co. Ltd.	1,443
72	Kyushu Electric Power Co., Inc.	854
32	Mabuchi Motor Co. Ltd.	1,676
113	Mazda Motor Corp.	1,700
74	Medipal Holdings Corp.	1,352
516	Mitsubishi UFJ Financial Group, Inc.	3,274
86	Mitsui Fudosan Co. Ltd.	1,974
44	MS&AD Insurance Group Holdings, Inc.	1,554
92	NGK Spark Plug Co. Ltd.	1,851
18	Nidec Corp.	1,995
49	Nippon Steel & Sumitomo Metal Corp.	1,210
60	Nippon Telegraph & Telephone Corp.	2,946
75	ORIX Corp.	1,190
27	Otsuka Corp.	1,775
25	Otsuka Holdings Co. Ltd.	1,101
94	Renesas Electronics Corp. (a)	881
65	Seiko Epson Corp.	1,716
69	Seven & i Holdings Co. Ltd.	2,789
19	Shin-Etsu Chemical Co. Ltd.	1,701
69	Sony Corp.	2,851
224	Sumitomo Bakelite Co. Ltd.	1,627
74	Sumitomo Mitsui Financial Group, Inc.	2,844
48	Sumitomo Realty & Development Co. Ltd.	1,453
39	Suntory Beverage & Food Ltd.	1,931
85	Takashimaya Co. Ltd.	778
229	Tokyo Gas Co. Ltd.	1,215
82	Toyota Motor Corp.	4,622
86	Yamato Holdings Co. Ltd.	1,730

		83,192

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Luxembourg — 0.1%
83	ArcelorMittal (a)	2,192

	Malaysia — 0.0% (g)
82	Public Bank Bhd.	388

	Mexico — 0.1%
83	Grupo Financiero Banorte SAB de CV, Class O	551
272	Wal-Mart de Mexico SAB de CV	627

		1,178

	Netherlands — 1.3%
15	ASML Holding NV	2,262
22	BE Semiconductor Industries NV	1,429
28	Heineken NV	2,935
353	ING Groep NV	6,590
54	Koninklijke Philips NV	2,051
42	NN Group NV	1,686
110	Royal Dutch Shell plc, Class A	3,093
156	Royal Dutch Shell plc, Class B	4,435

		24,481

	New Zealand — 0.1%
496	Spark New Zealand Ltd.	1,396

	Norway — 0.1%
228	Norsk Hydro ASA	1,473

	Peru — 0.0% (g)
4	Credicorp Ltd.	768

	Portugal — 0.1%
77	Galp Energia SGPS SA	1,230

	Russia — 0.1%
12	LUKOIL PJSC, ADR	574
24	Magnit PJSC, GDR	875
20	Sberbank of Russia PJSC	56
11	Sberbank of Russia PJSC, ADR	122
93	Sberbank of Russia PJSC, ADR	1,093

		2,720

	Singapore — 0.2%
214	DBS Group Holdings Ltd.	3,411
83	Singapore Exchange Ltd.	464

		3,875

	South Africa — 0.4%
24	Aspen Pharmacare Holdings Ltd.	496
49	Bid Corp. Ltd.	1,175
47	Bidvest Group Ltd. (The)	603

SHARES	SECURITY DESCRIPTION	VALUE
	South Africa –– continued
7	Capitec Bank Holdings Ltd.	443
223	FirstRand Ltd.	877
25	Mr Price Group Ltd.	330
51	MTN Group Ltd.	462
56	Remgro Ltd.	915
56	RMB Holdings Ltd.	269
95	Sanlam Ltd.	476
38	Shoprite Holdings Ltd.	579
16	Tiger Brands Ltd.	497

		7,122

	South Korea — 0.2%
7	Hyundai Motor Co.	936
1	Samsung Electronics Co. Ltd.	2,867

		3,803

	Spain — 0.7%
19	ACS Actividades de Construccion y Servicios SA	718
6	Aena SA (e)	1,110
599	Banco Santander SA	4,078
419	Bankia SA	2,119
301	Iberdrola SA	2,375
68	Repsol SA	1,146
146	Telefonica SA	1,648

		13,194

	Sweden — 0.4%
63	Electrolux AB, Series B	2,155
240	Nordea Bank AB	3,030
75	Volvo AB, Class B	1,272

		6,457

	Switzerland — 2.9%
38	Cie Financiere Richemont SA (Registered)	3,238
43	Credit Suisse Group AG (Registered) (a)	664
45	Ferguson PLC	2,681
1	Georg Fischer AG (Registered)	1,685
44	LafargeHolcim Ltd. (Registered) (a)	2,660
58	Logitech International SA (Registered)	2,097
8	Lonza Group AG (Registered) (a)	1,805
146	Nestle SA (Registered)	12,285
61	Novartis AG (Registered)	5,197
3	Partners Group Holding AG	2,086
32	Roche Holding AG	8,175
102	STMicroelectronics NV	1,722
4	Swiss Life Holding AG (Registered) (a)	1,459

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Switzerland –– continued
167	UBS Group AG (Registered) (a)	2,896
11	VAT Group AG (a) (e)	1,402
8	Zurich Insurance Group AG	2,378

		52,430

	Taiwan — 0.3%
143	Delta Electronics, Inc.	758
113	President Chain Store Corp.	958
96	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,437

		5,153

	Thailand — 0.1%
47	Siam Cement PCL (The) (Registered)	711
176	Siam Commercial Bank PCL (The)	776

		1,487

	Turkey — 0.0% (g)
65	KOC Holding A/S	303

	United Kingdom — 3.5%
152	3i Group plc	1,879
40	Associated British Foods plc	1,558
44	AstraZeneca plc	2,601
298	Aviva plc	2,117
176	Barratt Developments plc	1,426
445	BP plc	2,615
88	British American Tobacco plc	5,502
806	Centrica plc	2,111
283	Dixons Carphone plc	1,005
161	GlaxoSmithKline plc	3,208
603	HSBC Holdings plc	6,042
46	InterContinental Hotels Group plc	2,629
141	International Consolidated Airlines Group SA	1,073
607	ITV plc	1,388
2,345	Lloyds Banking Group plc	2,027
138	Prudential plc	3,363
22	Reckitt Benckiser Group plc	2,134
31	Rio Tinto Ltd.	1,641
18	Rio Tinto plc	861
287	Standard Chartered plc (a)	3,213
489	Taylor Wimpey plc	1,228
38	TechnipFMC plc (a)	1,096
93	Unilever NV, CVA	5,440
1,501	Vodafone Group plc	4,400
18	Whitbread plc	910

SHARES	SECURITY DESCRIPTION	VALUE
	United Kingdom –– continued
92	WPP plc	1,872

		63,339

	United States — 22.0%
47	Acadia Healthcare Co., Inc. (a)	2,491
8	Acuity Brands, Inc.	1,523
14	Adobe Systems, Inc. (a)	2,118
7	Advance Auto Parts, Inc.	798
11	AdvanSix, Inc. (a)	369
22	Aetna, Inc. (j)	3,344
1	Alleghany Corp. (a)	469
5	Allergan plc	1,258
10	Alliance Data Systems Corp.	2,334
2	Alphabet, Inc., Class A (a)	1,666
12	Alphabet, Inc., Class C (a)	11,305
39	Altice USA, Inc., Class A (a)	1,309
8	Amazon.com, Inc. (j) (a)	7,630
26	American Electric Power Co., Inc.	1,802
49	American Express Co. (j)	4,191
53	American Homes 4 Rent, Class A	1,208
43	American International Group, Inc.	2,832
28	Amphenol Corp., Class A	2,133
28	Apache Corp.	1,389
60	Apple, Inc.	8,854
35	Applied Materials, Inc.	1,540
9	Arista Networks, Inc. (a)	1,414
14	Arrow Electronics, Inc. (a)	1,141
14	Athene Holding Ltd., Class A (a)	725
3	AutoZone, Inc. (a)	1,434
51	Ball Corp.	2,133
192	Bank of America Corp.	4,626
65	Bed Bath & Beyond, Inc.	1,955
23	Berry Global Group, Inc. (a)	1,267
16	Best Buy Co., Inc.	943
4	BlackRock, Inc.	1,570
1	Boston Beer Co., Inc. (The), Class A (a)	142
25	Brinker International, Inc.	891
61	Brixmor Property Group, Inc.	1,190
9	Broadcom Ltd.	2,302
59	Capital One Financial Corp. (j)	5,063
17	Carlisle Cos., Inc.	1,611
19	Carnival plc	1,254
21	Cavium, Inc. (a)	1,301
79	CBRE Group, Inc., Class A (a)	3,016

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	United States –– continued
25	CBS Corp. (Non-Voting), Class B	1,676
108	Charles Schwab Corp. (The)	4,612
4	Charter Communications, Inc., Class A (a)	1,690
11	Chubb Ltd.	1,653
5	Cigna Corp. (j)	787
68	Cisco Systems, Inc.	2,127
35	Citigroup, Inc.	2,388
54	Citizens Financial Group, Inc.	1,903
63	Clear Channel Outdoor Holdings, Inc., Class A	318
33	CNO Financial Group, Inc.	761
29	Coca-Cola Co. (The)	1,329
19	Columbia Sportswear Co.	1,131
17	Comerica, Inc.	1,220
21	CommScope Holding Co., Inc. (a)	789
10	Concho Resources, Inc. (a)	1,339
30	ConocoPhillips	1,362
29	Copart, Inc. (a)	908
64	Corning, Inc.	1,872
49	Coty, Inc., Class A	1,004
17	CVS Health Corp.	1,345
3	Deere & Co.	437
86	Delta Air Lines, Inc.	4,256
13	DENTSPLY SIRONA, Inc.	827
64	DISH Network Corp., Class A (a)	4,120
17	Dover Corp.	1,394
13	Dr Pepper Snapple Group, Inc.	1,172
11	Duke Energy Corp.	920
17	Eagle Materials, Inc.	1,620
33	East West Bancorp, Inc.	1,862
11	EastGroup Properties, Inc.	967
10	Eaton Corp. plc	800
10	Ecolab, Inc.	1,376
16	Edison International	1,297
31	Electronic Arts, Inc. (a)	3,564
7	Energizer Holdings, Inc.	337
51	Entercom Communications Corp., Class A (j)	498
12	EOG Resources, Inc.	1,128
22	EQT Corp.	1,374
10	Equifax, Inc.	1,406
16	Eversource Energy	1,001
42	Evolent Health, Inc., Class A (a)	1,030

SHARES	SECURITY DESCRIPTION	VALUE
	United States –– continued
29	Exact Sciences Corp. (a)	1,130
10	Expedia, Inc.	1,538
42	Exxon Mobil Corp. (j)	3,323
45	Facebook, Inc., Class A (a)	7,616
19	Fidelity National Information Services, Inc.	1,713
44	Fifth Third Bancorp	1,166
23	First Republic Bank	2,327
13	Fiserv, Inc. (a)	1,727
28	Fortune Brands Home & Security, Inc.	1,809
29	Gap, Inc. (The)	692
15	Genuine Parts Co.	1,289
21	Gilead Sciences, Inc.	1,614
24	Global Payments, Inc.	2,227
45	GoDaddy, Inc., Class A (a)	1,916
2	Goodman Private (a)	—
68	Graphic Packaging Holding Co.	902
14	Guidewire Software, Inc. (a)	1,022
5	Hanesbrands, Inc.	125
33	Hartford Financial Services Group, Inc. (The)	1,801
16	HCA Healthcare, Inc. (a)	1,315
65	Hewlett Packard Enterprise Co.	1,134
28	Hilton Grand Vacations, Inc. (a)	1,018
50	Hilton Worldwide Holdings, Inc.	3,124
8	Home Depot, Inc. (The)	1,209
15	Honeywell International, Inc.	2,030
17	Humana, Inc.	3,850
8	Illinois Tool Works, Inc. (j)	1,140
8	Illumina, Inc. (a)	1,467
1	Intuitive Surgical, Inc. (a)	1,276
27	Invesco Ltd.	949
11	Jazz Pharmaceuticals plc (a)	1,616
9	John Bean Technologies Corp.	852
23	Johnson & Johnson	3,035
28	KapStone Paper and Packaging Corp.	650
70	KeyCorp	1,258
61	Kimco Realty Corp.	1,221
73	Kinder Morgan, Inc.	1,487
17	Kite Pharma, Inc. (a)	1,857
7	KLA-Tencor Corp.	615
36	Kohl’s Corp.	1,500
41	Kroger Co. (The)	1,011
65	La Quinta Holdings, Inc. (a)	973

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
		United States –– continued
7		Lam Research Corp.	1,185
17		Lazard Ltd., Class A	787
12		Lennox International, Inc.	2,095
46		LKQ Corp. (a)	1,606
68		Loews Corp. (j)	3,300
9		M&T Bank Corp.	1,430
28		Marathon Petroleum Corp.	1,544
7		Marsh & McLennan Cos., Inc.	542
6		Martin Marietta Materials, Inc.	1,446
32		Mastercard, Inc., Class A	4,094
41		Merck & Co., Inc.	2,620
15		MetLife, Inc.	849
86		Microsoft Corp.	6,278
10		Mid-America Apartment Communities, Inc.	1,054
7		Middleby Corp. (The) (a)	943
29		Mohawk Industries, Inc. (a)	7,261
15		Molson Coors Brewing Co., Class B	1,305
20		Monster Beverage Corp. (a)	1,080
28		Morgan Stanley	1,298
11		Murphy USA, Inc. (a)	866
16		Nasdaq, Inc.	1,155
11		Netflix, Inc. (a)	1,919
76		Newell Brands, Inc.	4,010
17		Nexstar Media Group, Inc., Class A	1,134
20		NextEra Energy, Inc.	2,854
1		NII Holdings, Inc. (a)	1
8		Nordstrom, Inc.	395
12		Northern Trust Corp.	1,091
3		Northrop Grumman Corp.	883
25		Norwegian Cruise Line Holdings Ltd. (a)	1,383
15		NVIDIA Corp. (j)	2,495
26		Occidental Petroleum Corp.	1,580
14		Old Dominion Freight Line, Inc.	1,342
13		Oshkosh Corp.	929
44		Outfront Media, Inc.	1,006
7		Palo Alto Networks, Inc. (a)	942
14		Park Hotels & Resorts, Inc.	368
5		Parker-Hannifin Corp.	842
51		PayPal Holdings, Inc. (a)	2,983
40		PBF Energy, Inc., Class A	913
—	(h)	Penn Virginia Corp. (a)	18
1		Penn Virginia Corp. (a)	22
11		PepsiCo, Inc.	1,283

SHARES		SECURITY DESCRIPTION	VALUE
		United States –– continued
123		Pfizer, Inc.	4,088
9		Philip Morris International, Inc.	1,106
18		Phillips 66	1,538
22		PNC Financial Services Group, Inc. (The)	2,781
17		Post Holdings, Inc. (a)	1,423
2		Priceline Group, Inc. (The) (j) (a)	3,315
21		Procter & Gamble Co. (The)	1,871
8		Prudential Financial, Inc.	891
19		QUALCOMM, Inc.	1,014
50		Rayonier, Inc.	1,440
5		Raytheon Co.	902
7		Red Rock Resorts, Inc., Class A	175
25		Revance Therapeutics, Inc. (a)	561
8		Royal Caribbean Cruises Ltd.	850
16		S&P Global, Inc.	2,486
5		Sage Therapeutics, Inc. (a)	382
24		salesforce.com, Inc. (a)	2,139
9		Sempra Energy	1,054
13		ServiceNow, Inc. (a)	1,465
67		Shire plc	3,761
20		Sinclair Broadcast Group, Inc., Class A	712
40		Snap, Inc., Class A (a)	540
40		Southwest Airlines Co.	2,212
13		Spark Therapeutics, Inc. (a)	930
25		Splunk, Inc. (a)	1,473
17		Stanley Black & Decker, Inc.	2,392
28		Starbucks Corp.	1,523
—	(h)	Stone Energy Corp. (a)	9
37		SunTrust Banks, Inc.	2,104
30		T. Rowe Price Group, Inc.	2,453
13		Take-Two Interactive Software, Inc. (a)	1,065
20		Teladoc, Inc. (a)	644
3		Tesla, Inc. (a)	969
25		Texas Instruments, Inc.	2,003
121		TherapeuticsMD, Inc. (a)	681
2		Thermo Fisher Scientific, Inc.	396
12		Tiffany & Co.	1,112
36		Time Warner, Inc.	3,644
14		Travelers Cos., Inc. (The)	1,785
15		TreeHouse Foods, Inc. (a)	1,272
4		Ulta Beauty, Inc. (a)	889
12		Union Pacific Corp.	1,279
18		United Technologies Corp.	2,087

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	United States –– continued
56	UnitedHealth Group, Inc.	10,767
22	Unum Group	1,095
36	US Bancorp	1,919
33	Vantiv, Inc., Class A (a)	2,124
17	Veeva Systems, Inc., Class A (a)	1,110
29	Verizon Communications, Inc.	1,388
13	Vertex Pharmaceuticals, Inc. (a)	1,917
44	Visa, Inc., Class A	4,341
17	Vistra Energy Corp.	281
11	Vulcan Materials Co.	1,311
15	VWR Corp. (a)	479
13	WABCO Holdings, Inc. (a)	1,813
12	Walgreens Boots Alliance, Inc.	974
11	Wal-Mart Stores, Inc.	855
13	Wayfair, Inc., Class A (a)	996
113	Wells Fargo & Co. (j)	6,100
29	WestRock Co.	1,637
22	Weyerhaeuser Co.	717
37	Xcel Energy, Inc.	1,773

		402,809

	Total Common Stocks (Cost $768,902)	920,482

PRINCIPAL AMOUNT/UNIT
Convertible Bonds — 0.0% (g)
	United States — 0.0% (g)
	Liberty Interactive LLC,
100	3.750%, 02/15/30	68
55	4.000%, 11/15/29	38

	Total Convertible Bonds (Cost $95)	106

Corporate Bonds — 17.8%
	Australia — 0.0% (g)
	FMG Resources August 2006 Pty. Ltd.,
158	4.750%, 05/15/22 (e)	162
170	5.125%, 05/15/24 (e)	177

		339

	Belgium — 0.1%
900	Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	931

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Belgium –– continued
EUR	215	Nyrstar Netherlands Holdings BV, Reg. S, 6.875%, 03/15/24	261
EUR	750	Solvay Finance SA, Reg. S, VAR, 5.425%, 11/12/23 (x) (y)	1,015

			2,207

		Brazil — 0.1%
		JBS USA LUX SA,
	260	5.875%, 07/15/24 (e)	258
	1,073	7.250%, 06/01/21 (e)	1,091
	600	8.250%, 02/01/20 (e)	609

			1,958

		Canada — 0.7%
	528	1011778 BC ULC, 4.250%, 05/15/24 (e)	531
	285	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23 (e)	300
		Baytex Energy Corp.,
	23	5.125%, 06/01/21 (e)	21
	49	5.625%, 06/01/24 (e)	43
		Bombardier, Inc.,
	134	6.000%, 10/15/22 (e)	136
	192	6.125%, 01/15/23 (e)	196
	1,012	8.750%, 12/01/21 (e)	1,154
	166	Cascades, Inc., 5.750%, 07/15/23 (e)	173
		Cenovus Energy, Inc.,
	92	4.250%, 04/15/27 (e)	90
	750	5.400%, 06/15/47 (e)	721
		Concordia International Corp.,
	756	7.000%, 04/15/23 (e)	136
	74	9.000%, 04/01/22 (e)	56
	387	Cott Holdings, Inc., 5.500%, 04/01/25 (e)	407
	250	Emera US Finance LP, 4.750%, 06/15/46	268
	175	Gateway Casinos & Entertainment Ltd., 8.250%, 03/01/24 (e)	182
	1,285	GW Honos Security Corp., 8.750%, 05/15/25 (e)	1,368
	120	Hudbay Minerals, Inc., 7.250%, 01/15/23 (e)	130
	579	Kronos Acquisition Holdings, Inc., 9.000%, 08/15/23 (e)	582
		Lundin Mining Corp.,
	99	7.500%, 11/01/20 (e)	104
	95	7.875%, 11/01/22 (e)	103
		Mattamy Group Corp.,
	227	6.500%, 11/15/20 (e)	232
	76	6.875%, 12/15/23 (e)	77

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		Canada –– continued
		MEG Energy Corp.,
	318	6.375%, 01/30/23 (e)	267
	177	6.500%, 01/15/25 (e)	171
		NOVA Chemicals Corp.,
	192	4.875%, 06/01/24 (e)	193
	147	5.000%, 05/01/25 (e)	148
	319	5.250%, 08/01/23 (e)	329
	96	5.250%, 06/01/27 (e)	96
		Open Text Corp.,
	323	5.625%, 01/15/23 (e)	339
	113	5.875%, 06/01/26 (e)	122
		Precision Drilling Corp.,
	120	5.250%, 11/15/24	108
	65	6.500%, 12/15/21	64
	150	Quebecor Media, Inc., 5.750%, 01/15/23	162
		Teck Resources Ltd.,
	233	4.750%, 01/15/22	245
	180	5.400%, 02/01/43	176
	330	6.000%, 08/15/40	352
	630	6.125%, 10/01/35	684
	169	8.500%, 06/01/24 (e)	196
	625	TransCanada PipeLines Ltd., 4.625%, 03/01/34	682
	119	Trinidad Drilling Ltd., 6.625%, 02/15/25 (e)	112
		Videotron Ltd.,
	47	5.125%, 04/15/27 (e)	48
	455	5.375%, 06/15/24 (e)	485

			11,989

		China — 0.0% (g)
EUR	338	SMCP Group SAS, Reg. S, 5.875%, 05/01/23	434

		Finland — 0.0% (g)
		Nokia OYJ,
	15	3.375%, 06/12/22	15
	15	4.375%, 06/12/27	16
	251	6.625%, 05/15/39	291

			322

		France — 0.9%
EUR	500	Arkema SA, Reg. S, VAR, 4.750%, 10/29/20 (x) (y)	645
EUR	200	Autodis SA, Reg. S, 4.375%, 05/01/22	245
EUR	1,200	Casino Guichard Perrachon SA, Reg. S, 4.498%, 03/07/24	1,591

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		France –– continued
EUR	450	Elis SA, Reg. S, 3.000%, 04/30/22	550
EUR	1,000	Europcar Groupe SA, Reg. S, 5.750%, 06/15/22	1,254
EUR	500	Faurecia, Reg. S, 3.625%, 06/15/23	624
EUR	400	Fnac Darty SA, Reg. S, 3.250%, 09/30/23	501
EUR	500	Horizon Holdings I SAS, Reg. S, 7.250%, 08/01/23	632
EUR	400	Loxam SAS, Reg. S, 3.500%, 05/03/23	493
EUR	1,200	NEW Areva Holding SA, 4.875%, 09/23/24	1,604
EUR	450	Novafives SAS, Reg. S, 4.500%, 06/30/21	542
EUR	1,000	Peugeot SA, Reg. S, 2.375%, 04/14/23	1,258
		Rexel SA,
EUR	100	Reg. S, 2.625%, 06/15/24	120
EUR	900	Reg. S, 3.500%, 06/15/23	1,121
		SFR Group SA,
	400	6.000%, 05/15/22 (e)	418
	800	6.250%, 05/15/24 (e)	845
	334	7.375%, 05/01/26 (e)	362
EUR	500	Reg. S, 5.375%, 05/15/22	618
EUR	750	Reg. S, 5.625%, 05/15/24	965
	200	Societe Generale SA, VAR, 7.375%, 09/13/21 (e) (x) (y)	218
EUR	200	Vallourec SA, Reg. S, 2.250%, 09/30/24	189
EUR	650	Verallia Packaging SASU, Reg. S, 5.125%, 08/01/22	816

			15,611

		Germany — 0.6%
EUR	750	CeramTec Group GmbH, Reg. S, 8.250%, 08/15/21	928
EUR	300	Douglas GmbH, Reg. S, 6.250%, 07/15/22	384
		Fresenius Medical Care US Finance II, Inc.,
	160	4.125%, 10/15/20 (e)	167
	220	4.750%, 10/15/24 (e)	237
	85	5.625%, 07/31/19 (e)	90
	25	6.500%, 09/15/18 (e)	26
	155	Fresenius Medical Care US Finance, Inc., 5.750%, 02/15/21 (e)	171
		Hapag-Lloyd AG,
EUR	180	5.125%, 07/15/24	217
EUR	350	Reg. S, 6.750%, 02/01/22	444
EUR	220	HP Pelzer Holding GmbH, Reg. S, 4.125%, 04/01/24	268
EUR	1,100	IHO Verwaltungs GmbH, 3.250% (Cash), 09/15/23 (v)	1,344
EUR	400	K+S AG, Reg. S, 3.000%, 06/20/22	505

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		Germany — continued
EUR	350	ProGroup AG, Reg. S, 5.125%, 05/01/22	437
		thyssenkrupp AG,
EUR	400	Reg. S, 1.750%, 11/25/20	490
EUR	1,200	Reg. S, 2.750%, 03/08/21	1,504
		Unitymedia GmbH,
	255	6.125%, 01/15/25 (e)	274
EUR	450	Reg. S, 3.750%, 01/15/27	543
EUR	1,150	Unitymedia Hessen GmbH & Co. KG, Reg. S, 4.000%, 01/15/25	1,443
EUR	600	WEPA Hygieneprodukte GmbH, Reg. S, 3.750%, 05/15/24	743

			10,215

		Greece — 0.0% (g)
EUR	400	OTE plc, Reg. S, 7.875%, 02/07/18	490

		Ireland — 0.3%
EUR	300	Allied Irish Banks plc, Reg. S, VAR, 4.125%, 11/26/25	383
		Ardagh Packaging Finance plc,
	200	6.000%, 06/30/21 (e)	206
EUR	500	Reg. S, 4.125%, 05/15/23	629
EUR	814	Reg. S, 6.750%, 05/15/24	1,081
EUR	350	Bank of Ireland, Reg. S, VAR, 4.250%, 06/11/24	439
EUR	561	eircom Finance DAC, Reg. S, 4.500%, 05/31/22	694
		Park Aerospace Holdings Ltd.,
	205	5.250%, 08/15/22 (e)	208
	213	5.500%, 02/15/24 (e)	217
EUR	900	Smurfit Kappa Acquisitions Unltd Co., Reg. S, 3.250%, 06/01/21	1,152

			5,009

		Israel — 0.0% (g)
	680	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/46	617

		Italy — 0.6%
EUR	650	Buzzi Unicem SpA, Reg. S, 2.125%, 04/28/23	807
EUR	700	Enel SpA, Reg. S, VAR, 5.000%, 01/15/75	899
		Leonardo SpA,
EUR	1,000	4.500%, 01/19/21	1,336
EUR	650	4.875%, 03/24/25	938
EUR	550	N&W Global Vending SpA, Reg. S, 7.000%, 10/15/23	684

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Italy –– continued
EUR	125	Saipem Finance International BV, Reg. S, 3.750%, 09/08/23	152
EUR	250	Snaitech SpA, Reg. S, 6.375%, 11/07/21	319
		Telecom Italia Capital SA,
	12	6.000%, 09/30/34	13
	23	6.375%, 11/15/33	26
		Telecom Italia SpA,
EUR	1,000	Reg. S, 3.250%, 01/16/23	1,320
EUR	1,350	Reg. S, 3.625%, 05/25/26	1,801
EUR	1,600	Wind Acquisition Finance SA, Reg. S, 7.000%, 04/23/21	1,979

			10,274

		Japan — 0.1%
		SoftBank Group Corp.,
	200	4.500%, 04/15/20 (e)	206
EUR	400	Reg. S, 4.000%, 07/30/22	519
EUR	700	Reg. S, 4.750%, 07/30/25	938

			1,663

		Luxembourg — 0.8%
		Altice Financing SA,
	200	6.500%, 01/15/22 (e)	208
	650	7.500%, 05/15/26 (e)	721
EUR	500	Reg. S, 5.250%, 02/15/23	626
		Altice Luxembourg SA,
	200	7.625%, 02/15/25 (e)	219
	400	7.750%, 05/15/22 (e)	425
EUR	600	Reg. S, 6.250%, 02/15/25	779
EUR	1,000	Reg. S, 7.250%, 05/15/22	1,257
		ArcelorMittal,
	950	6.750%, 02/25/22	1,071
	63	7.250%, 03/01/41	73
	268	7.500%, 10/15/39 (w)	316
EUR	1,250	Reg. S, 3.125%, 01/14/22	1,612
EUR	700	Auris Luxembourg II SA, Reg. S, 8.000%, 01/15/23	886
EUR	300	Galapagos SA, Reg. S, 5.375%, 06/15/21	362
GBP	317	Garfunkelux Holdco 2 SA, Reg. S, 11.000%, 11/01/23	452
EUR	300	INEOS Group Holdings SA, Reg. S, 5.375%, 08/01/24	380
		Intelsat Jackson Holdings SA,
	370	5.500%, 08/01/23	319
	262	7.250%, 10/15/20	251
	425	7.500%, 04/01/21	402

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		Luxembourg –– continued
	567	8.000%, 02/15/24 (e)	616
	147	9.750%, 07/15/25 (e)	152
EUR	500	Matterhorn Telecom Holding SA, Reg. S, 4.875%, 05/01/23	599
EUR	350	Matterhorn Telecom SA, Reg. S, 3.875%, 05/01/22	426
EUR	350	Monitchem HoldCo 2 SA, Reg. S, 6.875%, 06/15/22	414
EUR	700	SES SA, Reg. S, VAR, 4.625%, 01/02/22 (x) (y)	891
EUR	800	SIG Combibloc Holdings SCA, Reg. S, 7.750%, 02/15/23	1,005
EUR	400	Telenet Finance VI Luxembourg SCA, Reg. S, 4.875%, 07/15/27	519

			14,981

		Mexico — 0.1%
		Cemex SAB de CV,
	645	5.700%, 01/11/25 (e)	687
	1,260	6.125%, 05/05/25 (e)	1,363
	400	7.750%, 04/16/26 (e)	460

			2,510

		Netherlands — 0.2%
	400	Bluewater Holding BV, Reg. S, 10.000%, 12/10/19 (e)	366
	250	Constellium NV, 6.625%, 03/01/25 (e)	250
EUR	666	Hema Bondco II BV, 8.500%, 01/15/23	773
EUR	300	Lincoln Finance Ltd., Reg. S, 6.875%, 04/15/21	381
	400	NXP BV, 4.625%, 06/15/22 (e)	430
EUR	250	UPCB Finance IV Ltd., Reg. S, 4.000%, 01/15/27	310
EUR	200	UPCB Finance VII Ltd., 3.625%, 06/15/29 (e)	235
		Ziggo Bond Finance BV,
	200	5.875%, 01/15/25 (e)	207
EUR	1,000	Reg. S, 4.625%, 01/15/25	1,255
	180	Ziggo Secured Finance BV, 5.500%, 01/15/27 (e)	186

			4,393

		New Zealand — 0.0% (g)
		Reynolds Group Issuer, Inc.,
	410	5.125%, 07/15/23 (e)	431
	65	6.875%, 02/15/21	67

			498

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Portugal — 0.0% (g)
EUR	300	EDP - Energias de Portugal SA, Reg. S, VAR, 5.375%, 09/16/75	393

		Spain — 0.5%
EUR	300	CaixaBank SA, Reg. S, VAR, 3.500%, 02/15/27	379
EUR	500	Cellnex Telecom SA, Reg. S, 2.875%, 04/18/25	617
EUR	1,000	Cirsa Funding Luxembourg SA, Reg. S, 5.750%, 05/15/21	1,255
EUR	583	eDreams ODIGEO SA, Reg. S, 8.500%, 08/01/21	752
EUR	800	Gas Natural Fenosa Finance BV, Reg. S, VAR, 4.125%, 11/18/22 (x) (y)	1,020
EUR	250	Gestamp Funding Luxembourg SA, Reg. S, 3.500%, 05/15/23	310
EUR	500	Repsol International Finance BV, Reg. S, VAR, 4.500%, 03/25/75	630
	810	Telefonica Emisiones SAU, 5.213%, 03/08/47	896
		Telefonica Europe BV,
EUR	1,000	Reg. S, VAR, 5.000%, 03/31/20 (x) (y)	1,279
EUR	1,000	Reg. S, VAR, 7.625%, 09/18/21 (x) (y)	1,422

			8,560

		Sweden — 0.1%
EUR	990	Verisure Holding AB, Reg. S, 6.000%, 11/01/22	1,270
		Volvo Car AB,
EUR	200	Reg. S, 3.250%, 05/18/21	257
EUR	700	Volvo Treasury AB, Reg. S, VAR, 4.200%, 06/10/75	895

			2,422

		Switzerland — 0.1%
EUR	800	Dufry Finance SCA, Reg. S, 4.500%, 08/01/23	1,011

		United Arab Emirates — 0.1%
		DAE Funding LLC,
	141	4.500%, 08/01/22 (e)	143
	151	5.000%, 08/01/24 (e)	154
	746	Shelf Drilling Holdings Ltd., 9.500%, 11/02/20 (e)	734

			1,031

		United Kingdom — 0.9%
		Anglo American Capital plc,
	554	4.125%, 09/27/22 (e)	575
	185	4.450%, 09/27/20 (e)	194

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		United Kingdom –– continued
	200	4.750%, 04/10/27 (e)	213
	200	4.875%, 05/14/25 (e)	214
EUR	500	Reg. S, 2.500%, 04/29/21	633
EUR	1,100	Reg. S, 3.250%, 04/03/23	1,448
EUR	400	Reg. S, 3.500%, 03/28/22	528
	400	Ashtead Capital, Inc., 5.625%, 10/01/24 (e)	430
	300	Barclays plc, VAR, 8.250%, 12/15/18 (x) (y)	319
GBP	650	Boparan Finance plc, Reg. S, 5.250%, 07/15/19	862
EUR	350	CNH Industrial Finance Europe SA, Reg. S, 2.875%, 05/17/23	449
		Fiat Chrysler Automobiles NV,
	663	5.250%, 04/15/23	689
EUR	750	Reg. S, 3.750%, 03/29/24	956
GBP	400	Galaxy Bidco Ltd., Reg. S, 6.375%, 11/15/20	540
GBP	400	Iceland Bondco plc, Reg. S, 6.750%, 07/15/24	583
GBP	400	Jaguar Land Rover Automotive plc, Reg. S, 3.875%, 03/01/23	554
		KCA Deutag UK Finance plc,
	282	7.250%, 05/15/21 (e)	264
	216	9.875%, 04/01/22 (e)	217
		Noble Holding International Ltd.,
	24	5.250%, 03/15/42	14
	135	6.200%, 08/01/40	82
GBP	100	Pizzaexpress Financing 1 plc, Reg. S, 8.625%, 08/01/22	123
		Royal Bank of Scotland Group plc,
	1,147	6.100%, 06/10/23	1,278
	475	6.125%, 12/15/22	526
	400	VAR, 7.500%, 08/10/20 (x) (y)	422
	200	VAR, 8.625%, 08/15/21 (x) (y)	221
EUR	800	Synlab Unsecured Bondco plc, Reg. S, 8.250%, 07/01/23	1,054
EUR	1,500	Tesco Corporate Treasury Services plc, Reg. S, 2.500%, 07/01/24	1,827
		Virgin Media Finance plc,
	600	6.375%, 04/15/23 (e)	630
EUR	600	Reg. S, 4.500%, 01/15/25	748
EUR	500	Worldpay Finance plc, Reg. S, 3.750%, 11/15/22	660

			17,253

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United States — 11.6%
	820	21st Century Fox America, Inc., 4.950%, 10/15/45	900
	305	Abbott Laboratories, 4.750%, 11/30/36	332
	935	AbbVie, Inc., 4.450%, 05/14/46	976
		Acadia Healthcare Co., Inc.,
	336	5.625%, 02/15/23	351
	40	6.125%, 03/15/21	41
	115	6.500%, 03/01/24	124
	723	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	723
EUR	400	Adient Global Holdings Ltd., Reg. S, 3.500%, 08/15/24	487
	925	ADT Corp. (The), 4.125%, 06/15/23	935
		AECOM,
	548	5.125%, 03/15/27	552
	615	5.875%, 10/15/24	671
	500	AES Corp., 5.500%, 04/15/25	524
	491	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	435
	157	Airxcel, Inc., 8.500%, 02/15/22 (e)	166
		AK Steel Corp.,
	270	7.000%, 03/15/27	283
	98	7.500%, 07/15/23	107
		Albertsons Cos. LLC,
	270	5.750%, 03/15/25 (e)	244
	735	6.625%, 06/15/24 (e)	691
	257	Alcoa Nederland Holding BV, 6.750%, 09/30/24 (e)	283
		Alere, Inc.,
	190	6.375%, 07/01/23 (e)	204
	292	6.500%, 06/15/20	297
		Aleris International, Inc.,
	60	7.875%, 11/01/20	58
	150	9.500%, 04/01/21 (e)	158
		Allergan Funding SCS,
	725	4.550%, 03/15/35	777
	104	4.750%, 03/15/45	113
		Alliance Data Systems Corp.,
	323	5.375%, 08/01/22 (e)	327
	170	5.875%, 11/01/21 (e)	177
		Ally Financial, Inc.,
	891	4.125%, 02/13/22	917
	515	4.625%, 03/30/25	532
	710	5.125%, 09/30/24	760
	400	5.750%, 11/20/25	428

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	United States –– continued
253	8.000%, 11/01/31	314
	Altice US Finance I Corp.,
790	5.375%, 07/15/23 (e)	830
372	5.500%, 05/15/26 (e)	394
670	Altria Group, Inc., 3.875%, 09/16/46	643
	AMC Entertainment Holdings, Inc.,
145	5.750%, 06/15/25	149
123	5.875%, 11/15/26	125
171	6.125%, 05/15/27	176
	AMC Networks, Inc.,
300	4.750%, 12/15/22	309
203	4.750%, 08/01/25	205
130	5.000%, 04/01/24	134
	American Axle & Manufacturing, Inc.,
807	6.250%, 04/01/25 (e)	804
685	6.500%, 04/01/27 (e)	679
50	6.625%, 10/15/22	52
197	American Greetings Corp., 7.875%, 02/15/25 (e)	214
	American International Group, Inc.,
540	3.875%, 01/15/35	530
525	4.800%, 07/10/45	569
	AmeriGas Partners LP,
252	5.625%, 05/20/24	262
193	5.750%, 05/20/27	195
127	5.875%, 08/20/26	130
525	Amgen, Inc., 4.400%, 05/01/45	552
164	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	169
30	Analog Devices, Inc., 4.500%, 12/05/36	31
	Antero Resources Corp.,
753	5.125%, 12/01/22	765
308	5.375%, 11/01/21	317
90	Arch Capital Finance LLC, 5.031%, 12/15/46	100
45	Archrock Partners LP, 6.000%, 10/01/22	44
	Arconic, Inc.,
408	5.125%, 10/01/24	434
100	5.950%, 02/01/37	103
48	AssuredPartners Inc, 7.000%, 08/15/25 (e)	48
	AT&T, Inc.,
600	4.350%, 06/15/45	544
395	4.500%, 03/09/48	360
305	5.250%, 03/01/37	320

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United States — continued
	440	5.300%, 08/14/58	438
	290	AvalonBay Communities, Inc., 4.150%, 07/01/47	291
		Avaya, Inc.,
	861	7.000%, 04/01/19 (d) (e)	710
	205	10.500%, 03/01/21 (d) (e)	19
		Axalta Coating Systems LLC,
	270	4.875%, 08/15/24 (e)	279
EUR	400	Reg. S, 4.250%, 08/15/24	508
	213	B&G Foods, Inc., 5.250%, 04/01/25	222
		Ball Corp.,
	100	4.000%, 11/15/23	102
EUR	600	4.375%, 12/15/23	808
		Bank of America Corp.,
	360	4.875%, 04/01/44	407
	378	Series AA, VAR, 6.100%, 03/17/25 (x) (y)	417
	930	VAR, 3.824%, 01/20/28	949
	560	Becton Dickinson and Co., 4.669%, 06/06/47	585
		Berry Plastics Corp.,
	330	5.125%, 07/15/23	344
	40	5.500%, 05/15/22	42
	664	Blue Cube Spinco, Inc., 10.000%, 10/15/25	823
	115	Blue Racer Midstream LLC, 6.125%, 11/15/22 (e)	118
	109	Booz Allen Hamilton, Inc., 5.125%, 05/01/25 (e)	109
		Boyd Gaming Corp.,
	120	6.375%, 04/01/26	131
	212	6.875%, 05/15/23	228
	720	Brighthouse Financial, Inc., 4.700%, 06/22/47 (e)	712
	923	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	921
	315	BWAY Holding Co., 5.500%, 04/15/24 (e)	330
	623	Cablevision Systems Corp., 8.000%, 04/15/20	698
		CalAtlantic Group, Inc.,
	83	5.250%, 06/01/26	86
	404	5.875%, 11/15/24	439
	302	Caleres, Inc., 6.250%, 08/15/23	315
	358	California Resources Corp., 8.000%, 12/15/22 (e)	229

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	United States –– continued
	Callon Petroleum Co.,
144	6.125%, 10/01/24 (e)	150
	Calpine Corp.,
370	5.250%, 06/01/26 (e)	363
4	5.375%, 01/15/23	4
20	5.500%, 02/01/24	19
7	5.750%, 01/15/25	6
600	5.875%, 01/15/24 (e)	618
22	Calumet Specialty Products Partners LP, 6.500%, 04/15/21	20
601	Camelot Finance SA, 7.875%, 10/15/24 (e)	654
345	CBS Corp., 4.600%, 01/15/45	355
103	CCM Merger, Inc., 6.000%, 03/15/22 (e)	108
	CCO Holdings LLC,
155	5.125%, 05/01/27 (e)	160
355	5.375%, 05/01/25 (e)	378
385	5.500%, 05/01/26 (e)	409
644	5.750%, 02/15/26 (e)	692
1,224	5.875%, 04/01/24 (e)	1,315
105	CD&R Waterworks Merger Sub LLC, 6.125%, 08/15/25 (e)	107
105	CDW LLC, 5.000%, 09/01/23	109
	Cedar Fair LP,
5	5.375%, 06/01/24	5
60	5.375%, 04/15/27 (e)	64
	Centene Corp.,
455	4.750%, 01/15/25	474
295	5.625%, 02/15/21	307
220	6.125%, 02/15/24	239
	CF Industries, Inc.,
121	4.500%, 12/01/26 (e)	125
360	5.150%, 03/15/34	330
77	5.375%, 03/15/44	70
	Charter Communications Operating LLC,
690	6.384%, 10/23/35	808
460	6.484%, 10/23/45	543
250	Chemours Co. (The), 7.000%, 05/15/25	279
	Cheniere Corpus Christi Holdings LLC,
270	5.875%, 03/31/25	293
270	7.000%, 06/30/24	307
	Chesapeake Energy Corp.,
339	4.875%, 04/15/22	312
127	6.125%, 02/15/21	124

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
61	6.625%, 08/15/20	62
186	8.000%, 01/15/25 (e)	186
213	8.000%, 06/15/27 (e)	213
210	Cincinnati Bell, Inc., 7.000%, 07/15/24 (e)	213
63	Cinemark USA, Inc., 5.125%, 12/15/22	65
575	CIT Group, Inc., 5.000%, 08/15/22	622
404	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	411
	Citigroup, Inc.,
308	4.650%, 07/30/45	336
240	Series T, VAR, 6.250%, 08/15/26 (x) (y)	270
750	VAR, 3.887%, 01/10/28	768
155	VAR, 5.950%, 01/30/23 (x) (y)	168
	Claire’s Stores, Inc.,
159	6.125%, 03/15/20 (e)	73
26	9.000%, 03/15/19 (e)	13
	Clear Channel Worldwide Holdings, Inc.,
15	Series A, 6.500%, 11/15/22	16
55	Series A, 7.625%, 03/15/20	55
795	Series B, 6.500%, 11/15/22	824
525	Series B, 7.625%, 03/15/20	528
390	Clearwater Paper Corp., 4.500%, 02/01/23	386
559	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	503
144	CNO Financial Group, Inc., 5.250%, 05/30/25	153
235	Columbia Pipeline Group, Inc., 5.800%, 06/01/45	280
270	Comcast Corp., 3.400%, 07/15/46	246
	Commercial Metals Co.,
479	4.875%, 05/15/23	490
81	5.375%, 07/15/27	84
	CommScope Technologies LLC,
237	5.000%, 03/15/27 (e)	238
393	6.000%, 06/15/25 (e)	422
200	CommScope, Inc., 5.500%, 06/15/24 (e)	211
	Community Health Systems, Inc.,
122	6.250%, 03/31/23	125
334	6.875%, 02/01/22	284
220	7.125%, 07/15/20	213
166	CONSOL Energy, Inc., 5.875%, 04/15/22	167
201	Consolidated Communications, Inc., 6.500%, 10/01/22	197
	Continental Resources, Inc.,
174	4.500%, 04/15/23	170

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		United States –– continued
	526	5.000%, 09/15/22	521
		Covanta Holding Corp.,
	100	5.875%, 03/01/24	98
	60	5.875%, 07/01/25	58
	335	Cox Communications, Inc., 4.600%, 08/15/47 (e)	335
		Crestwood Midstream Partners LP,
	116	5.750%, 04/01/25	116
	269	6.250%, 04/01/23	274
EUR	750	Crown European Holdings SA, Reg. S, 4.000%, 07/15/22	990
		CSC Holdings LLC,
	270	5.250%, 06/01/24	280
	63	5.500%, 04/15/27 (e)	67
	484	6.750%, 11/15/21	539
	205	10.125%, 01/15/23 (e)	239
	157	CSI Compressco LP, 7.250%, 08/15/22	147
	80	Cumberland Farms, Inc., 6.750%, 05/01/25 (e)	86
	192	CURO Financial Technologies Corp., 12.000%, 03/01/22 (e)	203
	961	CVR Partners LP, 9.250%, 06/15/23 (e)	979
		CyrusOne LP,
	255	5.000%, 03/15/24 (e)	265
	60	5.375%, 03/15/27 (e)	64
		DaVita, Inc.,
	458	5.125%, 07/15/24	471
	240	5.750%, 08/15/22	248
		DCP Midstream Operating LP,
	430	3.875%, 03/15/23	419
	87	4.950%, 04/01/22	89
	270	6.750%, 09/15/37 (e)	292
	587	Dean Foods Co., 6.500%, 03/15/23 (e)	608
	406	Delek Logistics Partners LP, 6.750%, 05/15/25 (e)	411
		Dell International LLC,
	370	5.875%, 06/15/21 (e)	388
	688	7.125%, 06/15/24 (e)	765
	400	8.350%, 07/15/46 (e)	524
	83	Diamondback Energy, Inc., 4.750%, 11/01/24	84
	558	Diebold Nixdorf, Inc., 8.500%, 04/15/24	609
		DISH DBS Corp.,
	93	5.000%, 03/15/23	96

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
145	5.875%, 07/15/22	158
285	5.875%, 11/15/24	309
2,139	6.750%, 06/01/21	2,361
399	Dole Food Co., Inc., 7.250%, 06/15/25 (e)	423
111	Dollar Tree, Inc., 5.750%, 03/01/23	118
460	Dominion Energy Gas Holdings LLC, 4.600%, 12/15/44	484
316	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	305
362	Dr Pepper Snapple Group, Inc., 4.500%, 11/15/45 (e)	386
210	DuPont Fabros Technology LP, 5.875%, 09/15/21	218
	Dynegy, Inc.,
1,007	5.875%, 06/01/23	968
330	7.625%, 11/01/24	327
200	8.000%, 01/15/25 (e)	198
	Eldorado Resorts, Inc.,
66	6.000%, 04/01/25	71
65	7.000%, 08/01/23	70
2,232	Embarq Corp., 7.995%, 06/01/36	2,268
	EMC Corp.,
326	2.650%, 06/01/20	322
385	3.375%, 06/01/23	373
220	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24 (e)	244
	Endo Dac,
200	5.875%, 10/15/24 (e)	207
600	6.000%, 07/15/23 (e)	520
	Endo Finance LLC,
250	5.375%, 01/15/23 (e)	214
220	5.750%, 01/15/22 (e)	203
	Energy Transfer Equity LP,
115	5.500%, 06/01/27	121
673	5.875%, 01/15/24	725
205	Energy Transfer LP, 5.150%, 02/01/43	196
115	Ensco plc, 5.200%, 03/15/25	91
1,095	Enterprise Products Operating LLC, 4.900%, 05/15/46	1,187
	Envision Healthcare Corp.,
162	5.125%, 07/01/22 (e)	167
524	5.625%, 07/15/22	545

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		United States –– continued
		EP Energy LLC,
	114	7.750%, 09/01/22	77
	78	8.000%, 11/29/24 (e)	79
	676	8.000%, 02/15/25 (e)	525
	369	9.375%, 05/01/20	314
		Equinix, Inc.,
	500	5.375%, 01/01/22	524
	47	5.375%, 04/01/23	49
	183	5.750%, 01/01/25	197
	86	5.875%, 01/15/26	94
	328	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	343
	88	EW Scripps Co. (The), 5.125%, 05/15/25 (e)	91
	390	Exela Intermediate LLC, 10.000%, 07/15/23 (e)	380
	520	Exelon Corp., 4.450%, 04/15/46	540
	540	Express Scripts Holding Co., 4.800%, 07/15/46 (j)	564
EUR	100	Federal-Mogul LLC, 5.000%, 07/15/24	113
	200	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	205
		First Data Corp.,
	614	5.000%, 01/15/24 (e)	639
	112	5.750%, 01/15/24 (e)	118
	803	7.000%, 12/01/23 (e)	866
	235	FirstEnergy Corp., Series C, 4.850%, 07/15/47	241
	97	Flex Acquisition Co., Inc., 6.875%, 01/15/25 (e)	102
		Ford Motor Co.,
	1,180	4.750%, 01/15/43	1,143
	265	5.291%, 12/08/46	274
		Freeport-McMoRan, Inc.,
	620	3.550%, 03/01/22	601
	955	3.875%, 03/15/23	925
	392	5.400%, 11/14/34	369
	528	5.450%, 03/15/43	486
		Frontier Communications Corp.,
	164	6.250%, 09/15/21	144
	126	8.500%, 04/15/20	128
	403	9.250%, 07/01/21	383
	208	10.500%, 09/15/22	196
	237	11.000%, 09/15/25	216
	311	Gartner, Inc., 5.125%, 04/01/25 (e)	329
	732	Gates Global LLC, 6.000%, 07/15/22 (e)	748

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
327	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	372
	General Motors Co.,
600	5.000%, 04/01/35	612
830	5.200%, 04/01/45	830
497	Genesis Energy LP, 5.625%, 06/15/24	480
644	Genesys Telecommunications Laboratories, Inc., 10.000%, 11/30/24 (e)	731
845	GenOn Energy, Inc., 9.875%, 10/15/20 (d)	562
	Gilead Sciences, Inc.,
550	4.150%, 03/01/47	556
370	4.600%, 09/01/35	403
	Global Partners LP,
165	6.250%, 07/15/22	166
210	7.000%, 06/15/23	212
290	GLP Capital LP, 5.375%, 11/01/23	313
	Goldman Sachs Group, Inc. (The),
275	3.500%, 11/16/26	274
460	3.850%, 01/26/27	469
375	4.750%, 10/21/45	416
42	Goodman Networks, Inc., 8.000%, 05/11/22	35
513	Goodyear Tire & Rubber Co. (The), 4.875%, 03/15/27	520
100	Graphic Packaging International, Inc., 4.125%, 08/15/24	103
	Gray Television, Inc.,
285	5.125%, 10/15/24 (e)	292
165	5.875%, 07/15/26 (e)	171
395	Group 1 Automotive, Inc., 5.250%, 12/15/23 (e)	396
9	Guitar Center, Inc., 6.500%, 04/15/19 (e)	8
520	Halliburton Co., 5.000%, 11/15/45	563
463	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	410
	Harland Clarke Holdings Corp.,
200	6.875%, 03/01/20 (e)	206
216	8.375%, 08/15/22 (e)	231
430	Harris Corp., 5.054%, 04/27/45	486
525	HCA Healthcare, Inc., 6.250%, 02/15/21	570
	HCA, Inc.,
289	3.750%, 03/15/19	296
205	4.250%, 10/15/19	212
435	5.500%, 06/15/47	453
575	5.875%, 03/15/22	636

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		United States –– continued
	747	5.875%, 05/01/23	817
	535	5.875%, 02/15/26	583
	125	6.500%, 02/15/20	137
	472	7.500%, 02/15/22	545
	216	HD Supply, Inc., 5.750%, 04/15/24 (e)	231
	335	Hecla Mining Co., 6.875%, 05/01/21	346
	550	Hess Corp., 5.800%, 04/01/47	560
	882	Hexion, Inc., 6.625%, 04/15/20	830
	270	Hilcorp Energy I LP, 5.000%, 12/01/24 (e)	256
	125	Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24 (e)	126
	165	Hilton Grand Vacations Borrower LLC, 6.125%, 12/01/24 (e)	180
		Hilton Worldwide Finance LLC,
	161	4.625%, 04/01/25 (e)	167
	108	4.875%, 04/01/27 (e)	112
	224	Holly Energy Partners LP, 6.000%, 08/01/24 (e)	233
	313	Hologic, Inc., 5.250%, 07/15/22 (e)	331
		Hughes Satellite Systems Corp.,
	354	5.250%, 08/01/26	371
	159	6.625%, 08/01/26	174
		Icahn Enterprises LP,
	375	5.875%, 02/01/22	385
	114	6.250%, 02/01/22	119
	114	6.750%, 02/01/24	120
	1,282	iHeartCommunications, Inc., 9.000%, 12/15/19	1,035
	204	IHS Markit Ltd., 4.750%, 02/15/25 (e)	215
	1,015	ILFC E-Capital Trust I, VAR, 4.340%, 12/21/65 (e)	969
	580	ILFC E-Capital Trust II, VAR, 4.590%, 12/21/65 (e)	559
	485	Infor Software Parent LLC, 7.125% (Cash), 05/01/21 (e) (v)	502
	324	Infor US, Inc., 6.500%, 05/15/22	337
	198	Informatica LLC, 7.125%, 07/15/23 (e)	202
	110	Intel Corp., 4.100%, 05/19/46	114
		International Game Technology plc,
	375	6.250%, 02/15/22 (e)	411
	400	6.500%, 02/15/25 (e)	441
EUR	1,000	Reg. S, 4.750%, 02/15/23	1,289
	454	Iron Mountain, Inc., 5.750%, 08/15/24	466
	90	j2 Cloud Services LLC, 6.000%, 07/15/25 (e)	94

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United States — continued
	340	Jack Ohio Finance LLC, 6.750%, 11/15/21 (e)	354
	1	Jo-Ann Stores LLC, 8.125%, 03/15/19 (e)	1
	45	Johnson Controls International plc, 4.500%, 02/15/47	48
	111	Kaiser Aluminum Corp., 5.875%, 05/15/24	118
	521	KFC Holding Co., 4.750%, 06/01/27 (e)	537
	171	Koppers, Inc., 6.000%, 02/15/25 (e)	182
		Kraft Heinz Foods Co.,
	1,360	4.375%, 06/01/46	1,324
	300	5.000%, 06/04/42	317
		Kroger Co. (The),
	800	3.875%, 10/15/46	708
	260	4.650%, 01/15/48	259
		L Brands, Inc.,
	250	6.750%, 07/01/36	237
	325	6.875%, 11/01/35	312
	45	L3 Technologies, Inc., 3.850%, 12/15/26	47
	239	Ladder Capital Finance Holdings LLLP, 5.250%, 03/15/22 (e)	246
		Lamar Media Corp.,
	64	5.000%, 05/01/23	67
	232	5.375%, 01/15/24	244
	608	Landry’s, Inc., 6.750%, 10/15/24 (e)	623
		Level 3 Financing, Inc.,
	268	5.125%, 05/01/23	279
	60	5.250%, 03/15/26	64
	197	5.375%, 01/15/24	207
	171	5.375%, 05/01/25	182
	312	5.625%, 02/01/23	325
	5	VAR, 4.939%, 01/15/18	5
	5	Levi Strauss & Co., 5.000%, 05/01/25	5
	136	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	171
	114	LifePoint Health, Inc., 5.500%, 12/01/21	118
		Live Nation Entertainment, Inc.,
	300	4.875%, 11/01/24 (e)	307
	255	5.375%, 06/15/22 (e)	266
EUR	550	LKQ Italia Bondco SpA, Reg. S, 3.875%, 04/01/24	705
	258	LPL Holdings, Inc., 5.750%, 09/15/25 (e)	270
	74	M/I Homes, Inc., 5.625%, 08/01/25 (e)	74
		Mallinckrodt International Finance SA,
	63	4.750%, 04/15/23	56

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		United States –– continued
	90	5.500%, 04/15/25 (e)	83
	98	5.625%, 10/15/23 (e)	94
	183	5.750%, 08/01/22 (e)	178
	255	Marathon Petroleum Corp., 4.750%, 09/15/44	249
	178	Martin Midstream Partners LP, 7.250%, 02/15/21	182
	140	Masco Corp., 4.500%, 05/15/47	140
	292	MasTec, Inc., 4.875%, 03/15/23	292
	189	Mediacom Broadband LLC, 6.375%, 04/01/23	198
	520	MetLife, Inc., 4.600%, 05/13/46	576
	95	MGM Growth Properties Operating Partnership LP, 5.625%, 05/01/24	104
		MGM Resorts International,
	296	4.625%, 09/01/26	300
	190	6.000%, 03/15/23	210
	280	7.750%, 03/15/22	329
		Micron Technology, Inc.,
	660	5.250%, 08/01/23 (e)	689
	60	5.500%, 02/01/25	63
	300	Microsoft Corp., 4.100%, 02/06/37	324
	35	Momentive Performance Materials USA, Inc., 8.875%, 10/15/20 (d)	—
	247	Momentive Performance Materials, Inc., 3.880%, 10/24/21	248
		Morgan Stanley,
	310	3.625%, 01/20/27	314
	710	4.300%, 01/27/45	731
	686	MPH Acquisition Holdings LLC, 7.125%, 06/01/24 (e)	743
	155	MPLX LP, 5.200%, 03/01/47	160
	4	Murphy Oil USA, Inc., 6.000%, 08/15/23	4
	525	Mylan NV, 5.250%, 06/15/46	572
	398	Nationstar Mortgage LLC, 6.500%, 06/01/22	407
	766	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	825
	941	Navistar International Corp., 8.250%, 11/01/21	949
	190	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	205
	525	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	290
		Netflix, Inc.,
EUR	324	3.625%, 05/15/27	394

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
96	4.375%, 11/15/26 (e)	97
115	5.750%, 03/01/24	127
	New Albertson’s, Inc.,
51	Series C, 6.625%, 06/01/28	44
23	7.450%, 08/01/29	21
30	7.750%, 06/15/26	29
437	8.000%, 05/01/31	400
225	8.700%, 05/01/30	215
297	New Home Co., Inc. (The), 7.250%, 04/01/22 (e)	307
	Nexstar Broadcasting, Inc.,
145	5.625%, 08/01/24 (e)	150
35	6.125%, 02/15/22 (e)	36
	NGL Energy Partners LP,
2	5.125%, 07/15/19	2
421	6.125%, 03/01/25 (e)	382
140	NGPL PipeCo LLC, 4.875%, 08/15/27 (e)	144
325	Nielsen Co. Luxembourg SARL (The), 5.000%, 02/01/25 (e)	336
283	Nielsen Finance LLC, 5.000%, 04/15/22 (e)	292
483	Noble Energy, Inc., 5.050%, 11/15/44	501
	Novelis Corp.,
509	5.875%, 09/30/26 (e)	536
341	6.250%, 08/15/24 (e)	365
850	NRG Energy, Inc., 6.250%, 05/01/24	882
180	NRG Yield Operating LLC, 5.000%, 09/15/26	184
47	Nuance Communications, Inc., 5.625%, 12/15/26 (e)	50
	NuStar Logistics LP,
156	4.800%, 09/01/20	162
129	5.625%, 04/28/27	137
144	6.750%, 02/01/21	157
40	NWH Escrow Corp., 7.500%, 08/01/21 (e)	35
524	Oasis Petroleum, Inc., 6.500%, 11/01/21	517
198	Olin Corp., 5.125%, 09/15/27	208
505	ONEOK Partners LP, 6.200%, 09/15/43	590
430	Oracle Corp., 4.000%, 07/15/46	437
	Outfront Media Capital LLC,
33	5.250%, 02/15/22	34
195	5.625%, 02/15/24	204
205	5.875%, 03/15/25	215
580	Owens Corning, 4.300%, 07/15/47	563

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		United States –– continued
		Owens-Brockway Glass Container, Inc.,
	80	5.000%, 01/15/22 (e)	84
	105	5.375%, 01/15/25 (e)	113
	117	6.375%, 08/15/25 (e)	132
	392	Parker Drilling Co., 6.750%, 07/15/22	302
	140	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	147
	100	Pattern Energy Group, Inc., 5.875%, 02/01/24 (e)	105
		PBF Holding Co. LLC,
	167	7.000%, 11/15/23	168
	250	7.250%, 06/15/25 (e)	245
	157	PBF Logistics LP, 6.875%, 05/15/23	162
	92	Peabody Energy Corp., 6.000%, 03/31/22 (e)	94
	75	Penn Virginia Corp., 8.500%, 05/01/20 (d)	1
	293	Penske Automotive Group, Inc., 5.500%, 05/15/26	294
		PetSmart, Inc.,
	94	5.875%, 06/01/25 (e)	90
	249	7.125%, 03/15/23 (e)	225
	180	8.875%, 06/01/25 (e)	170
	290	Philip Morris International, Inc., 4.875%, 11/15/43	328
	725	Phillips 66, 4.875%, 11/15/44	787
	150	Phillips 66 Partners LP, 4.900%, 10/01/46	151
	23	Plantronics, Inc., 5.500%, 05/31/23 (e)	24
	300	PolyOne Corp., 5.250%, 03/15/23	316
		Post Holdings, Inc.,
	250	5.000%, 08/15/26 (e)	256
	265	5.500%, 03/01/25 (e)	280
	1,245	Prime Security Services Borrower LLC, 9.250%, 05/15/23 (e)	1,390
	525	Prudential Financial, Inc., 4.600%, 05/15/44	578
EUR	200	PSPC Escrow Corp., Reg. S, 6.000%, 02/01/23	249
	15	PVH Corp., 4.500%, 12/15/22	15
		QEP Resources, Inc.,
	22	5.250%, 05/01/23	21
	338	5.375%, 10/01/22	332
	118	6.875%, 03/01/21	124
	291	Qorvo, Inc., 6.750%, 12/01/23	319
	10	Quad/Graphics, Inc., 7.000%, 05/01/22	10
	492	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	515

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United States –– continued
		Quintiles IMS, Inc.,
	230	4.875%, 05/15/23 (e)	239
EUR	500	Reg. S, 3.250%, 03/15/25	608
EUR	200	Reg. S, 3.500%, 10/15/24	246
	210	Qwest Capital Funding, Inc., 7.750%, 02/15/31	194
	120	Qwest Corp., 7.250%, 09/15/25	134
	354	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	382
	211	Radian Group, Inc., 7.000%, 03/15/21	236
		Range Resources Corp.,
	217	4.875%, 05/15/25	211
	156	5.000%, 03/15/23 (e)	154
		Regal Entertainment Group,
	125	5.750%, 03/15/22	131
	50	5.750%, 06/15/23	52
	40	5.750%, 02/01/25	41
		Revlon Consumer Products Corp.,
	110	5.750%, 02/15/21	91
	647	6.250%, 08/01/24	492
	555	Reynolds American, Inc., 4.450%, 06/12/25	597
	611	Rite Aid Corp., 6.125%, 04/01/23 (e)	606
	270	Rowan Cos., Inc., 7.375%, 06/15/25	254
	39	RSP Permian, Inc., 6.625%, 10/01/22	41
		Sabre GLBL, Inc.,
	40	5.250%, 11/15/23 (e)	42
	110	5.375%, 04/15/23 (e)	115
		Sally Holdings LLC,
	75	5.500%, 11/01/23	77
	92	5.625%, 12/01/25	94
		SBA Communications Corp.,
	228	4.875%, 07/15/22	237
	103	4.875%, 09/01/24	107
		Scientific Games International, Inc.,
	380	7.000%, 01/01/22 (e)	405
	430	10.000%, 12/01/22	479
	202	Scotts Miracle-Gro Co. (The), 5.250%, 12/15/26	213
		Sealed Air Corp.,
	105	4.875%, 12/01/22 (e)	111
	410	5.125%, 12/01/24 (e)	438
	100	5.250%, 04/01/23 (e)	108
	200	5.500%, 09/15/25 (e)	219

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		United States –– continued
		SemGroup Corp.,
	228	5.625%, 07/15/22	226
	65	5.625%, 11/15/23	64
	515	Seminole Hard Rock Entertainment, Inc., 5.875%, 05/15/21 (e)	524
	288	Sensata Technologies BV, 4.875%, 10/15/23 (e)	298
	200	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	218
		Service Corp. International,
	235	5.375%, 05/15/24	249
	80	8.000%, 11/15/21	95
	160	Sherwin-Williams Co. (The), 4.500%, 06/01/47	169
EUR	500	Silgan Holdings, Inc., Reg. S, 3.250%, 03/15/25	609
		Sinclair Television Group, Inc.,
	10	5.375%, 04/01/21	10
	247	5.625%, 08/01/24 (e)	257
	115	6.125%, 10/01/22	119
		Sirius XM Radio, Inc.,
	148	4.625%, 05/15/23 (e)	152
	203	5.000%, 08/01/27 (e)	208
	285	5.375%, 04/15/25 (e)	299
	431	Six Flags Entertainment Corp., 4.875%, 07/31/24 (e)	439
	249	SM Energy Co., 5.000%, 01/15/24	232
	330	Solera LLC, 10.500%, 03/01/24 (e)	379
	440	Southern Power Co., Series F, 4.950%, 12/15/46	461
	465	Spectra Energy Partners LP, 4.500%, 03/15/45	459
	10	Speedway Motorsports, Inc., 5.125%, 02/01/23	10
	378	Springleaf Finance Corp., 7.750%, 10/01/21	424
	598	Sprint Capital Corp., 8.750%, 03/15/32	742
		Sprint Communications, Inc.,
	350	7.000%, 03/01/20 (e)	382
	236	7.000%, 08/15/20	258
	278	9.000%, 11/15/18 (e)	301
		Sprint Corp.,
	854	7.125%, 06/15/24	936
	697	7.250%, 09/15/21	770
	580	7.625%, 02/15/25	654
	907	7.875%, 09/15/23	1,030

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
122	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23	130
395	Standard Industries, Inc., 6.000%, 10/15/25 (e)	424
	Steel Dynamics, Inc.,
121	5.000%, 12/15/26	127
196	5.500%, 10/01/24	210
155	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	160
5	Stone Energy Corp., 7.500%, 05/31/22	5
	Summit Materials LLC,
175	5.125%, 06/01/25 (e)	180
585	6.125%, 07/15/23	613
	Summit Midstream Holdings LLC,
208	5.500%, 08/15/22	209
304	5.750%, 04/15/25	308
730	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45 (j)	725
	Sunoco LP,
229	6.250%, 04/15/21	239
320	6.375%, 04/01/23	337
	SUPERVALU, Inc.,
577	6.750%, 06/01/21	573
1,174	7.750%, 11/15/22	1,165
42	Surgery Center Holdings, Inc., 6.750%, 07/01/25 (e)	43
364	Symantec Corp., 5.000%, 04/15/25 (e)	381
	Talen Energy Supply LLC,
150	4.600%, 12/15/21	120
3	4.625%, 07/15/19 (e)	3
100	6.500%, 06/01/25	72
375	9.500%, 07/15/22 (e)	331
310	Tallgrass Energy Partners LP, 5.500%, 09/15/24 (e)	317
	Targa Resources Partners LP,
431	4.250%, 11/15/23	424
422	5.125%, 02/01/25 (e)	435
60	5.250%, 05/01/23	62
125	5.375%, 02/01/27 (e)	130
100	6.750%, 03/15/24	108
553	Team Health Holdings, Inc., 6.375%, 02/01/25 (e)	542
	TEGNA, Inc.,
30	5.125%, 07/15/20	31
200	5.500%, 09/15/24 (e)	208

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	United States –– continued
605	6.375%, 10/15/23	641
310	Teleflex, Inc., 5.250%, 06/15/24	324
265	Tempur Sealy International, Inc., 5.625%, 10/15/23	277
	Tenet Healthcare Corp.,
420	4.375%, 10/01/21	427
132	4.500%, 04/01/21	134
401	4.625%, 07/15/24 (e)	399
90	4.750%, 06/01/20	93
603	5.125%, 05/01/25 (e)	607
49	6.000%, 10/01/20	53
18	6.750%, 02/01/20	19
175	6.750%, 06/15/23	173
115	7.500%, 01/01/22 (e)	124
75	8.000%, 08/01/20	76
116	8.125%, 04/01/22	125
148	Tennant Co., 5.625%, 05/01/25 (e)	157
482	Terex Corp., 5.625%, 02/01/25 (e)	502
300	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	334
487	TerraForm Power Operating LLC, SUB, 6.625%, 06/15/25 (e)	519
	Tesoro Logistics LP,
315	5.250%, 01/15/25	337
576	6.250%, 10/15/22	612
175	6.375%, 05/01/24	191
1,000	Texas Competitive Electric Holdings Co. LLC, 11.500%, 10/01/20 (d)	2
150	THC Escrow Corp. III, 7.000%, 08/01/25 (e)	148
261	Titan International, Inc., 6.875%, 10/01/20	270
	T-Mobile USA, Inc.,
862	6.000%, 04/15/24	927
696	6.375%, 03/01/25	749
400	6.500%, 01/15/26	445
346	6.625%, 04/01/23	366
175	Toll Brothers Finance Corp., 5.625%, 01/15/24	190
181	Tops Holding LLC, 8.000%, 06/15/22 (e)	147
	TransDigm, Inc.,
462	5.500%, 10/15/20	470
821	6.000%, 07/15/22	858
369	6.375%, 06/15/26	386
10	6.500%, 07/15/24	11
259	6.500%, 05/15/25	272

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United States –– continued
	611	Transocean Proteus Ltd., 6.250%, 12/01/24 (e)	640
		Transocean, Inc.,
	178	5.800%, 10/15/22	168
	507	6.800%, 03/15/38	378
	51	7.500%, 04/15/31	42
	433	9.000%, 07/15/23 (e)	452
	141	9.350%, 12/15/41	126
EUR	600	Trinseo Materials Operating SCA, Reg. S, 6.375%, 05/01/22	756
	393	Tutor Perini Corp., 6.875%, 05/01/25 (e)	422
	207	Tyson Foods, Inc., 4.550%, 06/02/47	220
		Ultra Resources, Inc.,
	1,222	6.875%, 04/15/22 (e)	1,259
	205	7.125%, 04/15/25 (e)	209
	389	Unit Corp., 6.625%, 05/15/21	384
	407	United Continental Holdings, Inc., 5.000%, 02/01/24	412
		United Rentals North America, Inc.,
	210	4.875%, 01/15/28 (w)	211
	700	5.500%, 07/15/25	738
	190	5.500%, 05/15/27	200
	395	5.750%, 11/15/24	420
	121	United States Steel Corp., 8.375%, 07/01/21 (e)	134
	257	Uniti Group LP, 6.000%, 04/15/23 (e)	265
	119	Uniti Group, Inc., 7.125%, 12/15/24 (e)	116
	254	Univar USA, Inc., 6.750%, 07/15/23 (e)	266
		Univision Communications, Inc.,
	35	5.125%, 05/15/23 (e)	35
	782	5.125%, 02/15/25 (e)	784
	613	6.750%, 09/15/22 (e)	637
	360	US Concrete, Inc., 6.375%, 06/01/24 (e)	384
	196	USIS Merger Sub, Inc., 6.875%, 05/01/25 (e)	203
		Valeant Pharmaceuticals International, Inc.,
	603	5.875%, 05/15/23 (e)	519
	211	6.125%, 04/15/25 (e)	180
	824	6.375%, 10/15/20 (e)	801
	162	6.500%, 03/15/22 (e)	171
	253	6.750%, 08/15/21 (e)	239
	492	7.000%, 10/01/20 (e)	486
	353	7.000%, 03/15/24 (e)	376

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		United States –– continued
	259	7.250%, 07/15/22 (e)	244
	299	7.500%, 07/15/21 (e)	290
EUR	325	Reg. S, 4.500%, 05/15/23	317
	40	VeriSign, Inc., 4.750%, 07/15/27 (e)	41
		Verizon Communications, Inc.,
	855	4.125%, 08/15/46	757
	330	4.272%, 01/15/36	316
	415	5.012%, 04/15/49	414
	290	Versum Materials, Inc., 5.500%, 09/30/24 (e)	308
	1,246	Vertiv Group Corp., 9.250%, 10/15/24 (e)	1,377
	290	Viacom, Inc., 4.375%, 03/15/43	256
	235	Vulcan Materials Co., 4.500%, 06/15/47	240
	151	W&T Offshore, Inc., 8.500%, 06/15/19	106
		Weatherford International Ltd.,
	214	4.500%, 04/15/22	197
	96	6.500%, 08/01/36	85
	34	6.750%, 09/15/40	30
	120	7.000%, 03/15/38	108
	63	8.250%, 06/15/23	64
		Western Digital Corp.,
	146	7.375%, 04/01/23 (e)	160
	349	10.500%, 04/01/24	413
	40	Western Gas Partners LP, 5.450%, 04/01/44	42
	221	Western Refining Logistics LP, 7.500%, 02/15/23	238
	735	Whiting Petroleum Corp., 5.000%, 03/15/19	728
		Williams Cos., Inc. (The),
	275	3.700%, 01/15/23	272
	265	5.750%, 06/24/44	276
	142	7.750%, 06/15/31	172
	21	Series A, 7.500%, 01/15/31	25
		Windstream Services LLC,
	106	7.500%, 06/01/22	91
	109	7.500%, 04/01/23	92
	170	7.750%, 10/01/21	152
		WMG Acquisition Corp.,
	75	4.875%, 11/01/24 (e)	77
	55	5.000%, 08/01/23 (e)	57
	205	5.625%, 04/15/22 (e)	213
	380	6.750%, 04/15/22 (e)	399
EUR	550	Reg. S, 4.125%, 11/01/24	690

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United States –– continued
		XPO Logistics, Inc.,
	245	6.125%, 09/01/23 (e)	255
	95	6.500%, 06/15/22 (e)	98
	20	Xylem, Inc., 4.375%, 11/01/46	21
		Zayo Group LLC,
	442	5.750%, 01/15/27 (e)	469
	196	6.000%, 04/01/23	207
	245	6.375%, 05/15/25	265

			211,758
		Total Corporate Bonds (Cost $307,827)	325,938

	Foreign Government Securities — 9.2%
		Australia — 2.2%
AUD	47,604	Republic of Australia, Reg. S, 5.250%, 03/15/19	40,252

		Canada — 0.8%
CAD	18,365	Republic of Canada, 1.750%, 03/01/19	14,841

		France — 0.4%
EUR	4,798	Republic of France, Reg. S, 3.250%, 05/25/45	7,538

		Italy — 1.1%
		Republic of Italy,
EUR	11,046	0.450%, 06/01/21	13,085
EUR	2,712	Reg. S, 3.500%, 03/01/30 (e)	3,587
EUR	1,675	Reg. S, 4.750%, 09/01/44 (e)	2,545

			19,217
		Japan — 2.9%
		Government of Japan,
JPY	5,141,900	0.100%, 06/20/26	46,852
JPY	735,200	0.100%, 12/20/26	6,693

			53,545
		Spain — 0.7%
EUR	9,183	Kingdom of Spain, Reg. S, 4.000%, 04/30/20 (e)	12,117

		United Kingdom — 1.1%
GBP	14,874	United Kingdom Gilt, Reg. S, 1.500%, 07/22/26	20,261

		Total Foreign Government Securities (Cost $162,846)	167,771

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Long Positions — continued
Investment Company — 2.8%
6,151		JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b) (Cost $51,106)	50,991

PRINCIPAL AMOUNT
Loan Assignments — 0.5%
		Canada — 0.1%
286		Concordia Healthcare Corp., Initial Dollar Term Loan, VAR, 5.501%, 10/21/21	212
75		MacDonald, Dettwiler and Assicates Ltd., Term Loan B, VAR, 3.750%, 07/05/24 ^	75
682		MEG Energy Corp., 1st Lien Term B Loan, VAR, 4.733%, 12/31/23 ^	678

			965

		United States — 0.4%
43		Avaya, Inc., DIP Term Loan, VAR, 8.729%, 01/24/18 (d) ^	44
145		Avaya, Inc., Extending Tranche Term Loan B-3, VAR, 5.670%, 10/26/17 (d)	118
185		Avaya, Inc., Term Loan B-6, VAR, 6.667%, 03/31/18 (d)	150
75		Berry Plastics Corp., Term Loan L, VAR, 3.474%, 01/06/21	75
914		California Resources Corp., 1st Lien Second Out Term Loan, VAR, 11.601%, 12/31/21	983
1,053		Chesapeake Energy Corp., 1st Lien Last Out Term Loan, VAR, 8.686%, 08/23/21 ^	1,129
212		Cincinnati Bell, Inc., Term Loan, VAR, 4.227%, 09/10/20	212
—	(h)	Citgo Holding, Inc., Term Loan, VAR, 9.796%, 05/12/18	—	(h)
211		Consolidated Communications, Inc., Term Loan B, VAR, 4.240%, 10/05/23	211
232		Cortes NP Acquisition Corp., Term B Loan, VAR, 5.234%, 11/30/23	234
48		FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	44
495		First Data Corp., 1st Lien Term Loan, VAR, 3.727%, 04/26/24	498
200		Genesys Telecom Holdings, 1st Lien Term Loan B-2, VAR, 5.007%, 12/01/23	202
131		Landry’s, Inc., 1st Lien Term Loan, VAR, 3.971%, 10/04/23	131
201		Microsemi Corp., Closing Date Term B Loan, VAR, 3.553%, 01/15/23	201
572		Moran Foods LLC, Term Loan B, VAR, 7.234%, 11/29/23	561

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
68	MTL Publishing LLC, 1st Lien Term Loan, VAR, 3.724%, 08/21/23	68
107	On Semiconductor, 1st Lien Term Loan B, VAR, 3.484%, 03/31/23	108
205	Petco Animal Supplies, Inc., 1st Lien Term Loan B-1, VAR, 4.311%, 01/26/23	185
124	PetSmart, Inc., Term Loan B, VAR, 4.230%, 03/11/22	117
164	Quest Software U.S. Holdings, Inc., Term Loan, VAR, 7.257%, 10/31/22	167
191	Revlon Consumer Products Corp., Term Loan B, VAR, 4.734%, 09/07/23	172
5	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.990%, 08/21/20	5
272	Securus Technologies Holdings, Inc., 1st Lien Term Loan, VAR, 4.500%, 06/20/24 ^	275
94	Supervalu, Inc., Term B, Delayed Draw Term Loan, VAR, 4.734%, 06/02/24	93
156	Supervalu, Inc., Term Loan B, VAR, 4.734%, 06/08/24	155
343	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.311%, 04/23/19	330
87	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.296%, 04/23/19	84
313	Ultra Resources, Inc., Term Loan, VAR, 4.224%, 04/12/24 ^	314
617	Viskase Cos., Inc., Initial Term Loan, VAR, 4.546%, 01/30/21	596

		7,462

	Total Loan Assignments (Cost $8,441)	8,427

NUMBER OF CONTRACTS
Options Purchased — 0.5%
	United States — 0.5%
	Call Options Purchased — 0.5%
2,484	Euro STOXX 50 Index, expiring 09/15/17 at EUR 3,525.00, European Style (a)	700
26,406	iShares MSCI Emerging Markets Index, expiring 09/15/17 at $42.00, American Style (a)	5,638
9,210	iShares MSCI Emerging Markets Index, expiring 09/15/17 at $43.00, American Style (a)	1,234
301	Newell Brands, Inc., expiring 01/19/18 at $50.00, American Style (a)	146

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NUMBER OF CONTRACTS		SECURITY DESCRIPTION	VALUE
Long Positions — continued
Options Purchased — continued
		Call Options Purchased –– continued
510		S&P 500 Index, expiring 09/15/17 at $2,450.00, European Style (a)	2,027

		Total Options Purchased (Cost $8,086)	9,745

SHARES
Preferred Stocks — 0.3%
		Bermuda — 0.0% (g)
—	(h)	XLIT Ltd., Series D, VAR, 3.354%, 09/05/17 ($1,000 par value) @	79

		Brazil — 0.1%
104		Itau Unibanco Holding SA (Preference)	1,248

		Germany — 0.2%
22		Henkel AG & Co. KGaA (Preference)	3,056
5		Volkswagen AG (Preference)	818

			3,874

		United States — 0.0% (g)
1		GMAC Capital Trust I, Series 2, VAR, 6.967%, 02/15/40 ($25 par value)	17
3		Goodman Private (Preference)	10

			27

		Total Preferred Stocks (Cost $4,169)	5,228

NUMBER OF RIGHTS
Rights — 0.0% (g)
		United States — 0.0% (g)
44		Media General, Inc. CVR (a)	71
17		Vistra Energy Corp. (a)	19

		Total Rights (Cost $—)	90

PRINCIPAL AMOUNT
U.S. Treasury Obligations — 2.8%
		U.S. Treasury Bonds,
9,966		3.625%, 08/15/43	11,378
12,946		3.750%, 08/15/41	15,053
2,208		5.375%, 02/15/31	2,961
2,391		6.125%, 08/15/29	3,328

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	U.S. Treasury Obligations — continued
		U.S. Treasury Notes,
	12,125	0.750%, 01/31/18 (k)	12,100
	6,827	2.125%, 05/15/25	6,801

		Total U.S. Treasury Obligations (Cost $52,824)	51,621

	Short-Term Investments — 11.9%
		Foreign Government Treasury Bills — 1.5%
		Canadian Treasury Bills,
CAD	11,470	0.632%, 10/19/17 (n)	9,186
CAD	11,475	0.653%, 11/16/17 (n)	9,184
CAD	11,481	0.663%, 12/14/17 (n)	9,181

		Total Foreign Government Treasury Bills (Cost $25,981)	27,551

SHARES
		Investment Company — 10.4%
	190,932	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.860% (b) (l) (Cost $190,932)	190,932

		Total Short-Term Investments (Cost $216,913)	218,483

		Total Investments — 100.3% (Cost $1,659,403)	1,838,858
		Liabilities in Excess of Other Assets — (0.3)%	(5,393)

		NET ASSETS — 100.0%	$1,833,465

	Short Positions — 1.0%
	Common Stocks — 1.0%
		Sweden — 0.0% (g)
	1	Autoliv, Inc.	126

		United States — 1.0%
	1	Air Products & Chemicals, Inc.	125
	6	Apple, Inc.	942
	10	Cardinal Health, Inc.	790
	2	Church & Dwight Co., Inc.	127
	6	Clorox Co. (The)	798
	1	CME Group, Inc.	119
	2	Consolidated Edison, Inc.	136
	7	Coty, Inc., Class A	152
	1	Crown Castle International Corp.	127
	19	Dean Foods Co.	278
	2	Dominion Energy, Inc.	135
	3	Domtar Corp.	117
	7	Emerson Electric Co.	423

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	United States –– continued
31	General Electric Co.	804
29	General Mills, Inc.	1,596
13	Harley-Davidson, Inc.	647
2	International Paper Co.	136
5	Interpublic Group of Cos., Inc. (The)	101
4	Juniper Networks, Inc.	119
6	Kellogg Co.	424
11	Kimberly-Clark Corp.	1,367
6	Lam Research Corp.	883
2	National Fuel Gas Co.	126
3	NetApp, Inc.	118
19	Omnicom Group, Inc.	1,508
1	Packaging Corp. of America	135
11	Papa John’s International, Inc.	784
1	Praxair, Inc.	133
6	Ross Stores, Inc.	357
10	SCANA Corp.	665
5	Seagate Technology plc	171
12	Sealed Air Corp.	536
3	Southern Co. (The)	128
2	Sysco Corp.	110
6	TJX Cos., Inc. (The)	401
8	United Parcel Service, Inc., Class B	832
2	Ventas, Inc.	136
2	Welltower, Inc.	136
5	Western Digital Corp.	389
2	WR Berkley Corp.	127
3	Xilinx, Inc.	210

		17,348

	Total Securities Sold Short (Proceeds $17,808)	(17,474)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

Summary of Investments by Industry, July 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY (LONG)	PERCENTAGE
Foreign Government Securities	9.2%
Banks	6.4
Oil, Gas & Consumable Fuels	3.7
Pharmaceuticals	3.5
Insurance	2.9
Mutual Funds	2.8
Media	2.7
Diversified Telecommunication Services	2.4
Asset-Backed Securities	2.3
Health Care Providers & Services	2.1
Capital Markets	1.9
IT Services	1.9
Internet Software & Services	1.8
U.S. Treasury Bonds	1.8
Collateralized Mortgage Obligations	1.8
Metals & Mining	1.7
Hotels, Restaurants & Leisure	1.7
Software	1.6
Automobiles	1.5
Semiconductors & Semiconductor Equipment	1.5
Machinery	1.4
Chemicals	1.3
Beverages	1.3
Food & Staples Retailing	1.3
Food Products	1.3
Electric Utilities	1.2
Household Durables	1.1
Wireless Telecommunication Services	1.1
U.S. Treasury Notes	1.0
Technology Hardware, Storage & Peripherals	1.0
Internet & Direct Marketing Retail	1.0
Others (each less than 1.0%)	19.8
Short-Term Investments	12.0

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts )

INDUSTRY (SHORT)	PERCENTAGE
Food Products	13.2%
Household Products	13.1
Technology Hardware, Storage & Peripherals	9.3
Media	9.2
Semiconductors & Semiconductor Equipment	6.3
Multi-Utilities	5.4
Air Freight & Logistics	4.8
Containers & Packaging	4.6
Industrial Conglomerates	4.6
Health Care Providers & Services	4.5
Hotels, Restaurants & Leisure	4.5
Specialty Retail	4.3
Automobiles	3.7
Electrical Equipment	2.4
Equity Real Estate Investment Trusts (REITs)	2.3
Chemicals	1.5
Others (each less than 1.0%)	6.3

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
288	TOPIX Index	09/07/17	JPY	42,242	301
74	10 Year Australian Government Bond	09/15/17	AUD	7,634	(112)
199	Euro STOXX 50 Index	09/15/17	EUR	8,110	(174)
55	FTSE 100 Index	09/15/17	GBP	5,305	(46)
133	Mini MSCI Emerging Markets Index	09/15/17	USD	7,079	463
219	Mini Russell 2000	09/15/17	USD	15,597	51
725	Euro FX	09/18/17	USD	107,486	5,504
	Short Futures Outstanding
(63)	Euro-Buxl 30-Year Bond	09/07/17	EUR	(12,091)	338
(234)	10 Year Japanese Government Bond	09/11/17	JPY	(31,868)	86
(174)	E-mini S&P 500	09/15/17	USD	(21,471)	(52)
(447)	Euro STOXX 50 Index	09/15/17	EUR	(18,217)	368
(137)	FTSE 100 Index	09/15/17	GBP	(13,216)	232
(3,822)	MSCI Europe Index	09/15/17	EUR	(94,324)	2,365
(259)	10 Year U.S. Treasury Note	09/20/17	USD	(32,610)	10
(48)	US Treasury Long Bond	09/20/17	USD	(7,350)	(10)
(43)	Long Gilt	09/27/17	GBP	(7,149)	89

					9,413

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JULY 31, 2017		NET UNREALIZED APPRECIATION (DEPRECIATION)
934	CHF
854	for EUR	Royal Bank of Canada	09/27/17	1,014	#	969	#	(45)
1,695	EUR	Australia & New Zealand Banking
1,841	for CHF	Group Ltd.	09/27/17	1,911	#	2,012	#	101
2,990	EUR
2,631	for GBP	Royal Bank of Canada	09/27/17	3,478	#	3,551	#	73
640	EUR
6,245	for SEK	Barclays Bank plc	09/27/17	776	#	760	#	(16)
1,183	GBP
1,346	for EUR	Royal Bank of Canada	09/27/17	1,599	#	1,564	#	(35)
13,258	CAD	National Australia Bank Ltd.	09/27/17	10,043		10,642		599
3,523	CHF	Goldman Sachs International	09/27/17	3,668		3,657		(11)
1,255	CHF	State Street Corp.	09/27/17	1,312		1,303		(9)
8,610	EUR	Australia & New Zealand Banking Group Ltd.	09/27/17	9,904		10,223		319
124	EUR	Citibank, NA	09/27/17	141		147		6
1,238	EUR	Deutsche Bank AG	09/27/17	1,419		1,470		51
1,892	EUR	Goldman Sachs International	09/27/17	2,181		2,247		66
1,288	EUR	Merrill Lynch International	09/27/17	1,501		1,529		28
3,284	EUR	National Australia Bank Ltd.	09/27/17	3,769		3,901		132
864	EUR	Royal Bank of Canada	09/27/17	989		1,025		36
2,382	EUR	State Street Corp.	09/27/17	2,745		2,829		84
1,550	EUR	Union Bank of Switzerland AG	09/27/17	1,821		1,841		20
19,336	GBP	Australia & New Zealand Banking Group Ltd.	09/27/17	24,732		25,561		829
7,499	NOK	Goldman Sachs International	09/27/17	887		955		68
2,586	SEK	Merrill Lynch International	09/27/17	299		321		22
10,794	SEK	State Street Corp.	09/27/17	1,303		1,341		38
3,907	SEK	TD Bank Financial Group	09/27/17	475		486		11
7,257	SEK	Union Bank of Switzerland AG	09/27/17	882		902		20
				76,849		79,236		2,387

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JULY 31, 2017		NET UNREALIZED APPRECIATION (DEPRECIATION)
49,583	AUD	Australia & New Zealand Banking Group Ltd.	09/27/17	37,769		39,638		(1,869)
2,279	AUD	National Australia Bank Ltd.	09/27/17	1,732		1,822		(90)
34,336	CAD	State Street Corp.	08/29/17	27,446		27,552		(106)
1,586	CAD	Australia & New Zealand Banking Group Ltd.	09/27/17	1,241		1,272		(31)
30,528	CAD	National Australia Bank Ltd.	09/27/17	23,108		24,506		(1,398)
5,793	CHF	Australia & New Zealand Banking Group Ltd.	09/27/17	6,084		6,013		71
368	CHF	State Street Corp.	09/27/17	385		381		4
563	CHF	TD Bank Financial Group	09/27/17	590		585		5
2,211	DKK	Barclays Bank plc	09/27/17	339		353		(14)
5,464	DKK	Goldman Sachs International	09/27/17	837		872		(35)
1,799	DKK	Merrill Lynch International	09/27/17	283		288		(5)
6,818	DKK	State Street Corp.	09/27/17	1,055		1,089		(34)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
17,183	DKK	TD Bank Financial Group	09/27/17	2,607	2,744	(137)
2,832	EUR	Australia & New Zealand Banking Group Ltd.	09/27/17	3,257	3,364	(107)
99	EUR	Citibank, NA	09/27/17	112	117	(5)
209	EUR	Deutsche Bank AG	09/27/17	240	248	(8)
197,938	EUR	Goldman Sachs International	09/27/17	223,909	235,043	(11,134)
965	EUR	HSBC Bank, NA	09/27/17	1,100	1,146	(46)
2,163	EUR	Merrill Lynch International	09/27/17	2,503	2,569	(66)
722	EUR	National Australia Bank Ltd.	09/27/17	816	858	(42)
4,579	EUR	Royal Bank of Canada	09/27/17	5,238	5,438	(200)
186	EUR	Societe Generale	09/27/17	219	221	(2)
550	EUR	State Street Corp.	09/27/17	646	652	(6)
455	EUR	TD Bank Financial Group	09/27/17	527	541	(14)
577	EUR	Union Bank of Switzerland AG	09/27/17	669	685	(16)
17,286	GBP	Australia & New Zealand Banking Group Ltd.	09/27/17	22,128	22,851	(723)
542	GBP	State Street Corp.	09/27/17	703	717	(14)
5,667,420	JPY	HSBC Bank, NA	09/27/17	50,961	51,543	(582)
259,963	JPY	State Street Corp.	09/27/17	2,326	2,364	(38)
2,563	SEK	Royal Bank of Canada	09/27/17	302	319	(17)
12,543	SEK	State Street Corp.	09/27/17	1,485	1,558	(73)
				420,617	437,349	(16,732)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at July 31, 2017 of the currency being sold, and the value at July 31, 2017 is the U.S. dollar market value of the currency being purchased.

Total Return Basket Swaps* Outstanding at July 31, 2017

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE
Bank of America, NA	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	10/31/2018	(48)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
CVR	—	Contingent Value Rights
DIP	—	Debtor-in-possession
DKK	—	Danish Krone
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
GDR	—	Global Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of July 31, 2017. The rate may be subject to a cap and floor.
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
NOK	—	Norwegian Krone
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SEK	—	Swedish Krona
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2017.
TOPIX	—	Tokyo Price Index
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2017.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(j)	—	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is approximately $35,075,000.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of July 31, 2017.
(n)	—	The rate shown is the effective yield as of July 31, 2017.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2017.
(y)	—	Preferred Security.
^	—	All or a portion of the security is unsettled as of July 31, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of July 31, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$196,224
Aggregate gross unrealized depreciation	(16,769)

Net unrealized appreciation/depreciation	$179,455

Federal income tax cost of investments	$1,659,403

JPMorgan Global Allocation Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2017 (Unaudited)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions

Common Stocks
Ireland - 0.2%
Allied Irish Banks plc	178	1,057	1,047	(10)
Smurfit Kappa Group plc	54	1,723	1,612	(111)

	232	2,780	2,659	(121)

Switzerland - 0.1%
Glencore plc (a)	270	1,154	1,192	38

United kingdom - 0.9%
Ashtead Group plc	44	903	949	46
Aviva plc	186	1,311	1,320	9
Barratt Developments plc	130	1,015	1,057	42
British American Tobacco plc	23	1,586	1,438	(148)
easyJet plc	27	511	448	(63)
GKN plc	197	849	834	(15)
HSBC Holdings plc	61	584	607	23
InterContinental Hotels Group plc	25	1,413	1,421	8
Lloyds Banking Group plc	2,426	2,128	2,097	(31)
Melrose Industries plc	209	655	642	(13)
Persimmon plc	45	1,394	1,471	77
Rio Tinto plc	36	1,613	1,700	87
Taylor Wimpey plc	407	961	1,022	61
Weir Group plc (The)	32	828	773	(55)

	3,848	15,751	15,779	28

Total Long Positions of Total Return Basket Swap	4,350	19,685	19,630	(55)

Cash and Other Receivables/(Payables) (4)				(86)

Financing Costs				(6)

Net Dividends Receivable/(Payable)				44

Outstanding Swap contract, at value				(48)

Percentages indicated are based on net assets.

NOTES TO ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS:

(1)	Notional value represents the market value (including any fees or commissions) of the long and short positions as of the reset date.
(2)	Current value represents market value as of July 31, 2017 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(3)	Value represents the unrealized gain(loss) of the positions subsequent to the swap reset.
(4)	Cash and other receivables/(payables) includes the gains (or losses) realized from purchases and sales within the swap.
(a)	Non-income producing security.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at July 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$25,272	$—	$25,272
Austria	—	3,135	—	3,135

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Belgium	$—	$5,949	$—		$5,949
Brazil	5,004	—	—		5,004
Canada	10,332	—	—		10,332
Chile	686	—	—		686
China	5,361	6,992	—		12,353
Denmark	—	12,758	—		12,758
Finland	—	9,166	—		9,166
France	—	55,439	—		55,439
Germany	1,384	49,790	—		51,174
Hong Kong	—	15,194	—		15,194
India	7,954	1,195	—		9,149
Indonesia	383	2,152	—		2,535
Ireland	2,079	—	—		2,079
Israel	2,299	—	—		2,299
Italy	—	18,968	—		18,968
Japan	—	83,192	—		83,192
Luxembourg	—	2,192	—		2,192
Malaysia	—	388	—		388
Mexico	1,178	—	—		1,178
Netherlands	—	24,481	—		24,481
New Zealand	—	1,396	—		1,396
Norway	—	1,473	—		1,473
Peru	768	—	—		768
Portugal	—	1,230	—		1,230
Russia	—	2,720	—		2,720
Singapore	—	3,875	—		3,875
South Africa	579	6,543	—		7,122
South Korea	—	3,803	—		3,803
Spain	—	13,194	—		13,194
Sweden	—	6,457	—		6,457
Switzerland	1,402	51,028	—		52,430
Taiwan	3,437	1,716	—		5,153
Thailand	776	711	—		1,487
Turkey	—	303	—		303
United Kingdom	—	63,339	—		63,339
United States	397,794	5,015	—	(a)	402,809

Total Common Stocks	441,416	479,066	—	(a)	920,482

Preferred Stocks
Bermuda	—	79	—		79
Brazil	1,248	—	—		1,248
Germany	—	3,874	—		3,874
United States	17	—	10		27

Total Preferred Stocks	1,265	3,953	10		5,228

Investment Companies
United States	50,991	—	—		50,991
Debt Securities
Asset-Backed Securities
United States	—	6,937	35,999		42,936
Collateralized Mortgage Obligations
United States	—	30,514	1,481		31,995
Commercial Mortgage-Backed Securities
United States	—	5,045	—		5,045
Convertible Bonds
United States	—	106	—		106
Corporate Bonds
Australia	—	339	—		339
Belgium	—	2,207	—		2,207
Brazil	—	1,958	—		1,958
Canada	—	11,989	—		11,989
China	—	434	—		434
Finland	—	322	—		322
France	—	15,611	—		15,611

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Germany	$—	$10,215	$—	$10,215
Greece	—	490	—	490
Ireland	—	5,009	—	5,009
Israel	—	617	—	617
Italy	—	10,274	—	10,274
Japan	—	1,663	—	1,663
Luxembourg	—	14,981	—	14,981
Mexico	—	2,510	—	2,510
Netherlands	—	4,393	—	4,393
New Zealand	—	498	—	498
Portugal	—	393	—	393
Spain	—	8,560	—	8,560
Sweden	—	2,422	—	2,422
Switzerland	—	1,011	—	1,011
United Arab Emirates	—	1,031	—	1,031
United Kingdom	—	17,253	—	17,253
United States	—	211,063	695	211,758

Total Corporate Bonds	—	325,243	695	325,938

Loan Assignments
Canada	—	965	—	965
United States	—	7,462	—	7,462

Total Loan Assignments	—	8,427	—	8,427

Foreign Government Securities	—	167,771	—	167,771
U.S. Treasury Obligations	—	51,621	—	51,621
Options Purchased
Call Options Purchased	9,045	700	—	9,745
Rights
United States	—	—	90	90
Short-Term Investment
Foreign Government Treasury Bills	—	27,551	—	27,551
Investment Company	190,932	—	—	190,932

Total Short-Term Investment	$190,932	$27,551	$—	$218,483

Total Investments in Securities	$693,649	$1,106,934	$38,275	$1,838,858

Liabilities
Common Stocks
Sweden	$(126)	$—	$—	$(126)
United States	(17,348)	—	—	(17,348)

Total Liabilities in Securities Sold Short	$(17,474)	$—	$—	$(17,474)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,583	$—	$2,583
Futures Contracts	6,541	3,266	—	9,807

Total Appreciation in Other Financial Instruments	$6,541	$5,849	$—	$12,390

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(16,928)	$—	$(16,928)
Futures Contracts	(174)	(220)	—	(394)
Swaps	—	(48)	—	(48)

Total Depreciation in Other Financial Instruments	$(174)	$(17,196)	$—	$(17,370)

(a)	Value is zero

Transfers between fair value levels are valued utilizing values as of beginning of the period

There were no significant transfers among any levels during the period ended July 31, 2017.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of October 31, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2017
Asset-Backed Securities — United States	$30,046		$158	$704	$90	$9,020		$(11,103)	$7,176	$(92)	$35,999
Collateralized Mortgage Obligations — United States	—		—	(10)	5	1,098		(189)	577	—	1,481
Common Stocks — United States	42		—	—	—	—		—	—	(42)	—	(a)
Corporate Bonds — Bahamas	50		(142)	166	—	—		(74)	—	—	—	(a)
Corporate Bonds — United States	278		—	32	5	233		—	268	(121)	695
Preferred Stocks — Ireland	67		—	—	—	—		—	—	(67)	—	(a)
Preferred Stocks — United States	—	(a)	—	—	—	10		—	—	—	10
Rights — United States	—	(a)	—	90	—	—	(b)	—	—	—	90

Total	$30,483		$16	$982	$100	$10,361		$(11,366)	$8,021	$(322)	$38,275

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.
(b)	Amount rounds to less than 500.

The change in net unrealized appreciation (depreciation) attributable to securities owned at July 31, 2017, which were valued using significant unobservable inputs (level 3), amounted to approximately $912,000.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at July 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$35,999	Discounted Cash Flow	Constant Prepayment Rate	1.00% — 20.00% (7.09%)
			Constant Default Rate	0.00% — 10.00% (3.63%)
			Yield (Discount Rate of Cash Flows)	2.56% — 7.77% (4.14%)

Asset-Backed Securities	35,999

	1,481	Discounted Cash Flow	Constant Prepayment Rate	5.77% — 15.54% (11.28%)
			Constant Default Rate	3.00% — 4.08% (3.45%)
			Yield (Discount Rate of Cash Flows)	5.08% — 6.60% (5.72%)

Collateralized Mortgage Backed Securities	1,481

	692	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.70% — 12.72% (9.87%)
	—	Pending Distribution	Discount for Potential Outcome	100.00% (100.00%)

Corporate Bonds	692

	10	Market Comparable Companies	EBITDA Multiple (a)	6.4x (6.4x)
			Liquidity Discount	30.00% (30.00%)

Preferred Stocks	10

	71	Pending Distribution	Expected Distribution Amount	$1.62 ($1.62)
Rights	71

Total	$38,253

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At July 31, 2017, the value of these investments was $22. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment stategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Total Return Basket Swaps — The Portfolio entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Portfolio’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Portfolio has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swap swaps.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.8%
	Australia — 2.0%
30	Commonwealth Bank of Australia	1,989
200	Transurban Group	1,829

		3,818

	Belgium — 2.9%
46	Anheuser-Busch InBev SA/NV	5,537

	Canada — 1.1%
43	TransCanada Corp.	2,174

	China — 1.4%
2,343	CNOOC Ltd.	2,623

	Czech Republic — 1.8%
962	Moneta Money Bank A/S (e)	3,466

	Denmark — 2.7%
131	Danske Bank A/S	5,289

	Finland — 3.7%
31	Cargotec OYJ, Class B	1,905
231	Nokia OYJ, ADR	1,478
139	UPM-Kymmene OYJ	3,782

		7,165

	France — 8.1%
11	Airbus SE	891
26	Amundi SA (e)	1,995
27	Cie Generale des Etablissements Michelin	3,723
40	Sanofi	3,779
7	Unibail-Rodamco SE	1,778
38	Vinci SA	3,408

		15,574

	Germany — 10.9%
18	Allianz SE (Registered)	3,759
25	BASF SE	2,394
11	Continental AG	2,588
46	Daimler AG (Registered)	3,216
22	Deutsche Boerse AG	2,300
55	Deutsche Wohnen AG	2,185
25	Evonik Industries AG	865
28	Siemens AG (Registered)	3,759

		21,066

	Hong Kong — 1.0%
406	Sands China Ltd.	1,882

	Ireland — 0.9%
313	Allied Irish Banks plc (e)	1,839

	Israel — 0.5%
33	Teva Pharmaceutical Industries Ltd., ADR	1,060

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — 10.9%
90	Bridgestone Corp.	3,786
104	Daiwa House Industry Co. Ltd.	3,631
446	Daiwa Securities Group, Inc.	2,569
30	Japan Airlines Co. Ltd.	960
55	Japan Tobacco, Inc.	1,922
128	Mitsubishi Corp.	2,788
434	Mitsubishi UFJ Financial Group, Inc., ADR	2,766
52	Nippon Telegraph & Telephone Corp.	2,554

		20,976

	Netherlands — 5.8%
203	ING Groep NV	3,797
165	Koninklijke Ahold Delhaize NV	3,374
99	NN Group NV	4,026

		11,197

	New Zealand — 1.3%
879	Spark New Zealand Ltd.	2,477

	Norway — 1.8%
172	DNB ASA	3,388

	Russia — 4.2%
63	LUKOIL PJSC, ADR	2,938
164	MMC Norilsk Nickel PJSC, ADR	2,427
195	Severstal PJSC, GDR	2,677

		8,042

	South Korea — 1.9%
2	Samsung Electronics Co. Ltd.	3,766

	Spain — 1.9%
471	Iberdrola SA	3,716

	Sweden — 0.4%
121	Telefonaktiebolaget LM Ericsson, Class B	785

	Switzerland — 8.3%
56	Ferguson PLC	3,319
27	Galenica Sante Ltd. (a) (e)	1,269
522	Glencore plc (a)	2,303
30	LafargeHolcim Ltd. (Registered) (a)	1,773
44	Novartis AG (Registered)	3,736
38	Swiss Re AG	3,698

		16,098

	Taiwan — 1.2%
63	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,271

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — 23.1%
190	3i Group plc	2,350
351	BAE Systems plc	2,783
275	Beazley plc	1,858
67	Berkeley Group Holdings plc	3,110
79	British American Tobacco plc	4,944
695	Direct Line Insurance Group plc	3,435
300	GlaxoSmithKline plc	5,966
118	HSBC Holdings plc, ADR	5,912
62	Imperial Brands plc	2,550
30	InterContinental Hotels Group plc	1,720
628	ITV plc	1,436
31	Persimmon plc	1,016
73	Prudential plc	1,792
219	RSA Insurance Group plc	1,890
187	WPP plc	3,820

		44,582

	Total Common Stocks (Cost $165,274)	188,791

Short-Term Investment — 2.6%
	Investment Company — 2.6%
5,034	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.860% (b) (l) (Cost $5,034)	5,034

	Total Investments — 100.4% (Cost $170,308)	193,825
	Liabilities in Excess of Other Assets — (0.4)%	(694)

	NET ASSETS — 100.0%	$193,131

Percentages indicated are based on net assets.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	14.7%
Insurance	10.5
Pharmaceuticals	8.2
Auto Components	5.2
Tobacco	4.9
Capital Markets	4.7
Oil, Gas & Consumable Fuels	4.0
Metals & Mining	3.8
Trading Companies & Distributors	3.1
Real Estate Management & Development	3.0
Beverages	2.9
Media	2.7
Diversified Telecommunication Services	2.6
Household Durables	2.1
Paper & Forest Products	1.9
Technology Hardware, Storage & Peripherals	1.9
Industrial Conglomerates	1.9
Electric Utilities	1.9
Aerospace & Defense	1.9
Hotels, Restaurants & Leisure	1.9
Construction & Engineering	1.8
Food & Staples Retailing	1.7
Chemicals	1.7
Automobiles	1.7
Semiconductors & Semiconductor Equipment	1.2
Communications Equipment	1.2
Machinery	1.0
Others (each less than 1.0%)	3.3
Short-Term Investment	2.6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,265
Aggregate gross unrealized depreciation	(2,748)

Net unrealized appreciation/depreciation	$23,517

Federal income tax cost of investments	$170,308

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$3,818	$—	$3,818
Belgium	—	5,537	—	5,537
Canada	2,174	—	—	2,174
China	—	2,623	—	2,623
Czech Republic	3,466	—	—	3,466
Denmark	—	5,289	—	5,289
Finland	1,478	5,687	—	7,165
France	—	15,574	—	15,574
Germany	—	21,066	—	21,066
Hong Kong	—	1,882	—	1,882
Ireland	1,839	—	—	1,839
Israel	1,060	—	—	1,060
Japan	2,766	18,210	—	20,976
Netherlands	—	11,197	—	11,197

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Zealand	$—	$2,477	$—	$2,477
Norway	—	3,388	—	3,388
Russia	—	8,042	—	8,042
South Korea	—	3,766	—	3,766
Spain	—	3,716	—	3,716
Sweden	—	785	—	785
Switzerland	—	16,098	—	16,098
Taiwan	2,271	—	—	2,271
United Kingdom	5,912	38,670	—	44,582

Total Common Stocks	20,966	167,825	—	188,791

Short-Term Investment
Investment Company	5,034	—	—	5,034

Total Investments in Securities	$26,000	$167,825	$—	$193,825

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $4,725,000 and from level 2 to level 1 in the amount of approximately $3,378,000 are due to the application and non-application of the fair value factors to certain securities during the period ended July 31, 2017.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.0%
	Australia — 2.5%
119	AGL Energy Ltd.	2,300
987	Alumina Ltd.	1,499
299	Amcor Ltd.	3,670
531	AMP Ltd.	2,289
306	APA Group	2,111
60	Aristocrat Leisure Ltd.	979
19	ASX Ltd.	774
637	Aurizon Holdings Ltd.	2,558
683	Australia & New Zealand Banking Group Ltd.	16,197
61	Bendigo & Adelaide Bank Ltd.	544
649	BHP Billiton Ltd.	13,512
131	BHP Billiton plc	2,383
237	Boral Ltd.	1,315
297	Brambles Ltd.	2,198
71	Caltex Australia Ltd.	1,765
71	Challenger Ltd.	729
209	Coca-Cola Amatil Ltd.	1,375
19	Cochlear Ltd.	2,122
349	Commonwealth Bank of Australia	23,398
166	Computershare Ltd.	1,873
23	Crown Resorts Ltd.	236
92	CSL Ltd.	9,249
341	Dexus	2,563
127	Fortescue Metals Group Ltd.	585
449	Goodman Group	2,862
211	GPT Group (The)	811
184	Incitec Pivot Ltd.	471
352	Insurance Australia Group Ltd.	1,879
175	LendLease Group	2,362
72	Macquarie Group Ltd.	4,954
487	Medibank Pvt Ltd.	1,059
1,368	Mirvac Group	2,377
521	National Australia Bank Ltd.	12,494
148	Newcrest Mining Ltd.	2,405
339	Oil Search Ltd.	1,804
112	Orica Ltd.	1,784
267	Origin Energy Ltd. (a)	1,481
341	Qantas Airways Ltd.	1,451
357	QBE Insurance Group Ltd.	3,379
40	Ramsay Health Care Ltd.	2,283
25	REA Group Ltd.	1,359
317	Santos Ltd. (a)	861
958	Scentre Group	3,167
15	SEEK Ltd.	199
44	Sonic Healthcare Ltd.	792

SHARES		SECURITY DESCRIPTION	VALUE($)
		Australia — continued
1,438		South32 Ltd.	3,354
490		Stockland	1,648
338		Suncorp Group Ltd.	3,865
319		Sydney Airport	1,720
341		Tabcorp Holdings Ltd.	1,139
166		Tatts Group Ltd.	530
869		Telstra Corp. Ltd.	2,851
131		TPG Telecom Ltd.	588
499		Transurban Group	4,556
110		Treasury Wine Estates Ltd.	1,068
1,285		Vicinity Centres	2,827
215		Wesfarmers Ltd.	6,999
342		Westfield Corp.	2,103
675		Westpac Banking Corp.	17,205
156		Woodside Petroleum Ltd.	3,653
293		Woolworths Ltd.	6,252

			206,816

		Austria — 0.2%
317		Erste Group Bank AG (a)	13,117
—	(h)	Telekom Austria AG (a)	—	(h)

			13,117

		Belgium — 0.5%
215		Anheuser-Busch InBev SA/NV	25,930
166		KBC Group NV	13,720
80		UCB SA	5,845

			45,495

		Bermuda — 0.0% (g)
92		Marvell Technology Group Ltd.	1,424
37		XL Group Ltd.	1,630

			3,054

		Canada — 3.4%
52		Agnico Eagle Mines Ltd.	2,431
33		Agrium, Inc.	3,258
104		Alimentation Couche-Tard, Inc., Class B	4,941
85		ARC Resources Ltd.	1,165
155		Bank of Montreal	11,751
280		Bank of Nova Scotia (The)	17,464
275		Barrick Gold Corp.	4,658
36		BCE, Inc.	1,706
221		Brookfield Asset Management, Inc., Class A	8,588
98		Canadian Imperial Bank of Commerce	8,505
188		Canadian National Railway Co.	14,834
270		Canadian Natural Resources Ltd.	8,265
34		Canadian Pacific Railway Ltd.	5,260
36		Canadian Pacific Railway Ltd.	5,626

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Canada — continued
17	Canadian Tire Corp. Ltd., Class A	1,961
209	Cenovus Energy, Inc.	1,754
55	CGI Group, Inc., Class A (a)	2,892
5	Constellation Software, Inc.	2,536
126	Crescent Point Energy Corp.	987
29	Dollarama, Inc.	2,807
194	Enbridge, Inc.	8,042
211	Encana Corp.	2,127
6	Fairfax Financial Holdings Ltd.	2,634
69	Fortis, Inc.	2,517
43	Franco-Nevada Corp.	3,085
57	Gildan Activewear, Inc.	1,713
198	Goldcorp, Inc.	2,597
73	Great-West Lifeco, Inc.	2,089
73	Imperial Oil Ltd.	2,104
32	Intact Financial Corp.	2,516
84	Inter Pipeline Ltd.	1,653
294	Kinross Gold Corp. (a)	1,212
56	Loblaw Cos. Ltd.	3,047
98	Magna International, Inc.	4,687
486	Manulife Financial Corp.	10,008
59	Metro, Inc.	2,010
82	National Bank of Canada	3,701
60	Open Text Corp.	1,999
93	Pembina Pipeline Corp.	3,179
207	Potash Corp. of Saskatchewan, Inc.	3,698
92	Power Corp. of Canada	2,247
62	Power Financial Corp.	1,671
54	Restaurant Brands International, Inc.	3,225
89	Rogers Communications, Inc., Class B	4,646
336	Royal Bank of Canada	25,048
63	Saputo, Inc.	2,141
101	Shaw Communications, Inc., Class B	2,240
37	SNC-Lavalin Group, Inc.	1,620
152	Sun Life Financial, Inc.	5,821
383	Suncor Energy, Inc.	12,485
133	Teck Resources Ltd., Class B	2,882
85	Thomson Reuters Corp.	3,887
423	Toronto-Dominion Bank (The)	21,821
175	TransCanada Corp.	8,931
1	Trisura Group Ltd (a)	27
61	Waste Connections, Inc.	3,936
103	Wheaton Precious Metals Corp.	2,091

		280,726

SHARES		SECURITY DESCRIPTION	VALUE($)
		China — 0.1%
925		BOC Hong Kong Holdings Ltd.	4,545
412		Yangzijiang Shipbuilding Holdings Ltd.	430

			4,975

		Denmark — 0.7%
76		Chr Hansen Holding A/S	6,108
241		Danske Bank A/S	9,776
503		Novo Nordisk A/S, Class B	21,399
94		Pandora A/S	10,825
1,274		TDC A/S	7,864

			55,972

		Finland — 0.2%
153		Cargotec OYJ, Class B	9,360
—	(h)	Nokian Renkaat OYJ	—	(h)
474		Outokumpu OYJ	3,986
199		UPM-Kymmene OYJ	5,416
2		Wartsila OYJ Abp	115

			18,877

		France — 3.8%
180		Air Liquide SA	22,080
256		Airbus SE	21,384
102		Arkema SA	11,638
933		AXA SA	27,563
359		BNP Paribas SA	27,855
82		Capgemini SE	8,905
28		Cie Generale des Etablissements Michelin	3,838
45		Kering	15,848
23		L’Oreal SA	4,691
47		LVMH Moet Hennessy Louis Vuitton SE	11,845
1,472		Natixis SA	10,699
105		Pernod Ricard SA	14,605
128		Renault SA	11,571
337		Sanofi	32,155
256		Schneider Electric SE (a)	20,072
110		Sodexo SA	12,961
58		Thales SA	6,445
656		TOTAL SA	33,382
6		Unibail-Rodamco SE	1,592
170		Vinci SA	15,219

			314,348

		Germany — 3.3%
80		adidas AG	18,166
46		Allianz SE (Registered)	9,794
140		BASF SE	13,375
241		Bayer AG (Registered)	30,486
96		Bayerische Motoren Werke AG	8,796

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — continued
97	Brenntag AG	5,473
64	Continental AG	14,471
115	Daimler AG (Registered)	8,041
36	Deutsche Boerse AG	3,751
285	Deutsche Post AG (Registered)	11,044
691	Deutsche Telekom AG (Registered)	12,627
153	Evonik Industries AG	5,195
165	Fresenius SE & Co. KGaA	13,890
519	Infineon Technologies AG	11,264
137	Innogy SE (e)	5,746
32	Linde AG	6,089
73	Muenchener Rueckversicherungs Gesellschaft AG in Muenchen (Registered)	15,753
310	SAP SE	32,799
217	Siemens AG (Registered)	29,386
1,335	Telefonica Deutschland Holding AG	6,895
97	Uniper SE	1,999
198	Vonovia SE	8,040

		273,080

	Hong Kong — 1.1%
2,496	AIA Group Ltd.	19,635
53	ASM Pacific Technology Ltd.	689
85	Bank of East Asia Ltd. (The)	365
572	Cathay Pacific Airways Ltd.	896
464	Cheung Kong Property Holdings Ltd.	3,751
650	CK Hutchison Holdings Ltd.	8,551
176	CK Infrastructure Holdings Ltd.	1,640
446	CLP Holdings Ltd.	4,752
409	Galaxy Entertainment Group Ltd.	2,525
153	Hang Lung Properties Ltd.	380
192	Hang Seng Bank Ltd.	4,181
385	Henderson Land Development Co. Ltd.	2,227
322	HKT Trust & HKT Ltd.	422
1,986	Hong Kong & China Gas Co. Ltd.	3,754
229	Hong Kong Exchanges & Clearing Ltd.	6,510
49	Hongkong Land Holdings Ltd.	367
2,431	Hutchison Port Holdings Trust, Class U	1,154
38	Jardine Matheson Holdings Ltd.	2,443
342	Kerry Properties Ltd.	1,198
908	Li & Fung Ltd.	332
349	Link REIT	2,829
240	MTR Corp. Ltd.	1,386
499	New World Development Co. Ltd.	674
311	NWS Holdings Ltd.	595

SHARES	SECURITY DESCRIPTION	VALUE($)
	Hong Kong — continued
293	Power Assets Holdings Ltd.	2,897
653	Sands China Ltd.	3,025
1,068	Sino Land Co. Ltd.	1,761
330	Sun Hung Kai Properties Ltd.	5,106
204	Swire Pacific Ltd., Class A	2,028
99	Techtronic Industries Co. Ltd.	438
699	WH Group Ltd. (e)	655
412	Wharf Holdings Ltd. (The)	3,502
388	Wheelock & Co. Ltd.	2,924
223	Yue Yuen Industrial Holdings Ltd.	919

		94,511

	Ireland — 0.3%
258	CRH plc	9,073
148	James Hardie Industries plc, CDI	2,266
104	Ryanair Holdings plc, ADR (a)	11,818

		23,157

	Israel — 0.1%
155	Teva Pharmaceutical Industries Ltd., ADR	4,979

	Italy — 0.8%
452	Atlantia SpA	13,738
3,778	Enel SpA	21,551
160	Eni SpA	2,537
644	Intesa Sanpaolo SpA	2,217
8,659	Telecom Italia SpA (a)	8,908
834	UniCredit SpA (a)	16,393

		65,344

	Japan — 8.7%
227	Air Water, Inc.	4,385
227	Ajinomoto Co., Inc.	4,564
61	Alfresa Holdings Corp.	1,113
245	Amada Holdings Co. Ltd.	2,803
91	Asahi Group Holdings Ltd.	3,693
347	Asahi Kasei Corp.	3,963
181	Astellas Pharma, Inc.	2,308
123	Bandai Namco Holdings, Inc.	4,272
217	Bridgestone Corp.	9,142
128	Canon, Inc.	4,460
11	Central Japan Railway Co.	1,722
112	Chubu Electric Power Co., Inc.	1,470
54	Chugai Pharmaceutical Co. Ltd.	2,158
83	Coca-Cola Bottlers Japan, Inc.	2,491
765	Concordia Financial Group Ltd.	3,856
67	Dai Nippon Printing Co. Ltd.	739
370	Daicel Corp.	4,813

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Japan — continued
336		Dai-ichi Life Holdings, Inc.	5,811
272		Daiichi Sankyo Co. Ltd.	5,939
84		Daikin Industries Ltd.	8,883
32		Daito Trust Construction Co. Ltd.	5,409
235		Daiwa House Industry Co. Ltd.	8,180
—	(h)	Daiwa House REIT Investment Corp.	801
104		DeNA Co. Ltd.	2,287
61		Denso Corp.	2,906
52		Dentsu, Inc.	2,417
75		East Japan Railway Co.	6,996
3		Eisai Co. Ltd.	145
173		Electric Power Development Co. Ltd.	4,388
32		FANUC Corp.	6,583
8		Fast Retailing Co. Ltd.	2,430
160		Fuji Electric Co. Ltd.	881
171		FUJIFILM Holdings Corp.	6,282
427		Fujitsu Ltd.	3,180
72		Hankyu Hanshin Holdings, Inc.	2,573
21		Hitachi High-Technologies Corp.	784
1,625		Hitachi Ltd.	11,180
452		Honda Motor Co. Ltd.	12,649
104		Hoya Corp.	5,859
318		Hulic Co. Ltd.	3,354
521		Inpex Corp.	5,066
510		ITOCHU Corp.	7,998
280		J Front Retailing Co. Ltd.	3,998
123		Japan Airlines Co. Ltd.	3,964
40		Japan Exchange Group, Inc.	718
—	(h)	Japan Prime Realty Investment Corp.	729
—	(h)	Japan Real Estate Investment Corp.	1,670
1		Japan Retail Fund Investment Corp.	1,274
339		Japan Tobacco, Inc.	11,780
115		JFE Holdings, Inc.	2,210
195		JGC Corp.	3,116
54		JTEKT Corp.	766
1,380		JXTG Holdings, Inc.	6,135
588		Kajima Corp.	5,127
267		Kansai Electric Power Co., Inc. (The)	3,578
62		Kao Corp.	3,744
961		Kawasaki Heavy Industries Ltd.	3,060
307		KDDI Corp.	8,137
67		Keikyu Corp.	778
27		Keyence Corp.	12,333
214		Kintetsu Group Holdings Co. Ltd.	821
259		Kirin Holdings Co. Ltd.	5,693

SHARES		SECURITY DESCRIPTION	VALUE($)
		Japan — continued
149		Kobe Steel Ltd. (a)	1,866
128		Komatsu Ltd.	3,438
43		Kubota Corp.	743
13		Kyocera Corp.	814
248		Kyowa Hakko Kirin Co. Ltd.	4,488
155		Kyushu Electric Power Co., Inc.	1,832
155		M3, Inc.	4,168
45		Mabuchi Motor Co. Ltd.	2,382
195		Marubeni Corp.	1,289
264		Marui Group Co. Ltd.	3,588
334		Mazda Motor Corp.	5,016
809		Mebuki Financial Group, Inc.	3,114
24		Mitsubishi Chemical Holdings Corp.	202
498		Mitsubishi Corp.	10,817
609		Mitsubishi Electric Corp.	9,423
88		Mitsubishi Estate Co. Ltd.	1,600
203		Mitsubishi Tanabe Pharma Corp.	4,821
3,152		Mitsubishi UFJ Financial Group, Inc.	19,995
633		Mitsubishi UFJ Lease & Finance Co. Ltd.	3,371
216		Mitsui & Co. Ltd.	3,144
693		Mitsui Chemicals, Inc.	3,937
81		Mitsui Fudosan Co. Ltd.	1,859
3,513		Mizuho Financial Group, Inc.	6,248
38		MS&AD Insurance Group Holdings, Inc.	1,326
45		Murata Manufacturing Co. Ltd.	7,047
192		NGK Insulators Ltd.	3,857
197		NGK Spark Plug Co. Ltd.	3,981
135		NH Foods Ltd.	3,993
83		Nidec Corp.	9,102
27		Nintendo Co. Ltd.	9,068
—	(h)	Nippon Building Fund, Inc.	1,732
—	(h)	Nippon Prologis REIT, Inc.	542
265		Nippon Steel & Sumitomo Metal Corp.	6,498
227		Nippon Telegraph & Telephone Corp.	11,084
1,172		Nippon Yusen KK (a)	2,237
641		Nissan Motor Co. Ltd.	6,362
176		Nisshin Seifun Group, Inc.	2,889
32		Nitori Holdings Co. Ltd.	4,572
45		Nitto Denko Corp.	4,048
633		Nomura Holdings, Inc.	3,759
1		Nomura Real Estate Master Fund, Inc.	1,049
118		NSK Ltd.	1,515
359		NTT DOCOMO, Inc.	8,325
65		Obayashi Corp.	778
139		Olympus Corp.	5,027

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
8	Omron Corp.	399
64	Ono Pharmaceutical Co. Ltd.	1,398
84	Oriental Land Co. Ltd.	6,060
506	ORIX Corp.	8,033
64	Otsuka Corp.	4,192
163	Otsuka Holdings Co. Ltd.	7,156
478	Panasonic Corp.	6,581
133	Rakuten, Inc.	1,628
96	Recruit Holdings Co. Ltd.	1,660
363	Resona Holdings, Inc.	1,871
65	Rohm Co. Ltd.	4,993
3	Ryohin Keikaku Co. Ltd.	690
61	Santen Pharmaceutical Co. Ltd.	852
7	Secom Co. Ltd.	488
147	Seibu Holdings, Inc.	2,561
179	Sekisui House Ltd.	3,090
149	Seven & i Holdings Co. Ltd.	5,985
53	Shimadzu Corp.	1,051
19	Shimamura Co. Ltd.	2,363
11	Shimano, Inc.	1,569
107	Shin-Etsu Chemical Co. Ltd.	9,750
65	Shionogi & Co. Ltd.	3,465
267	Shizuoka Bank Ltd. (The)	2,382
13	SMC Corp.	4,228
219	SoftBank Group Corp.	17,611
72	Sompo Holdings, Inc.	2,820
349	Sony Corp.	14,338
27	Stanley Electric Co. Ltd.	889
59	Subaru Corp.	2,118
533	Sumitomo Chemical Co. Ltd.	3,115
35	Sumitomo Corp.	469
139	Sumitomo Electric Industries Ltd.	2,240
27	Sumitomo Metal Mining Co. Ltd.	408
368	Sumitomo Mitsui Financial Group, Inc.	14,215
133	Sumitomo Mitsui Trust Holdings, Inc.	4,895
187	Sumitomo Realty & Development Co. Ltd.	5,661
101	Suntory Beverage & Food Ltd.	4,971
11	Suzuken Co. Ltd.	357
144	Suzuki Motor Corp.	6,835
40	Sysmex Corp.	2,290
96	Takeda Pharmaceutical Co. Ltd.	5,066
51	THK Co. Ltd.	1,545
61	Tohoku Electric Power Co., Inc.	824
208	Tokio Marine Holdings, Inc.	8,755
282	Tokyo Electric Power Co. Holdings, Inc. (a)	1,198

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — continued
48	Tokyo Electron Ltd.	6,765
259	Tokyo Gas Co. Ltd.	1,374
301	Tokyo Tatemono Co. Ltd.	4,097
347	Tokyu Corp.	5,099
134	Toppan Printing Co. Ltd.	1,416
67	Toyota Industries Corp.	3,605
573	Toyota Motor Corp.	32,289
27	Toyota Tsusho Corp.	865
72	Trend Micro, Inc.	3,596
1	United Urban Investment Corp.	802
84	West Japan Railway Co.	6,022
192	Yahoo Japan Corp.	870
630	Yamada Denki Co. Ltd.	3,365
77	Yamato Holdings Co. Ltd.	1,552

		712,292

	Jersey — 0.0% (g)
49	Randgold Resources Ltd.	4,558

	Luxembourg — 0.1%
367	ArcelorMittal (a)	9,676

	Netherlands — 2.2%
136	ASML Holding NV	20,574
140	ASR Nederland NV	5,289
120	Heineken Holding NV	11,795
39	Heineken NV	4,052
1,410	ING Groep NV	26,348
701	Koninklijke Ahold Delhaize NV	14,333
3,643	Koninklijke KPN NV	13,210
100	Koninklijke Philips NV	3,807
353	NN Group NV	14,296
1,384	Royal Dutch Shell plc, Class A	39,077
839	Royal Dutch Shell plc, Class B	23,889

		176,670

	New Zealand — 0.1%
291	Auckland International Airport Ltd.	1,522
192	Contact Energy Ltd.	772
262	Fletcher Building Ltd.	1,575
102	Ryman Healthcare Ltd.	677
579	Spark New Zealand Ltd.	1,630

		6,176

	Norway — 0.1%
942	Norsk Hydro ASA	6,076

	Singapore — 0.4%
169	Ascendas REIT	336

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Singapore — continued
335	CapitaLand Ltd.	912
379	CapitaLand Mall Trust	562
390	ComfortDelGro Corp. Ltd.	665
472	DBS Group Holdings Ltd.	7,537
771	Genting Singapore plc	663
17	Jardine Cycle & Carriage Ltd.	497
449	Keppel Corp. Ltd.	2,124
796	Oversea-Chinese Banking Corp. Ltd.	6,668
79	Singapore Exchange Ltd.	443
153	Singapore Press Holdings Ltd.	329
1,756	Singapore Telecommunications Ltd.	5,141
304	United Overseas Bank Ltd.	5,374
618	Wilmar International Ltd.	1,521

		32,772

	Spain — 1.4%
762	Banco Bilbao Vizcaya Argentaria SA	6,894
1,908	Banco Santander SA	12,990
1,394	Bankia SA	7,046
699	Distribuidora Internacional de Alimentacion SA	4,707
3,013	Iberdrola SA	23,752
513	Industria de Diseno Textil SA	20,353
579	Red Electrica Corp. SA	12,397
688	Repsol SA	11,526
1,020	Telefonica SA	11,554

		111,219

	Sweden — 0.7%
63	Assa Abloy AB, Class B	1,357
265	Atlas Copco AB, Class A	9,593
748	Sandvik AB	11,787
978	Skandinaviska Enskilda Banken AB, Class A	12,382
988	Svenska Handelsbanken AB, Class A	14,711
650	Telefonaktiebolaget LM Ericsson, Class B	4,206

		54,036

	Switzerland — 3.1%
410	ABB Ltd. (Registered)	9,607
125	Adecco Group AG (Registered) (a)	9,499
91	Cie Financiere Richemont SA (Registered)	7,736
694	Credit Suisse Group AG (Registered) (a)	10,661
151	Ferguson PLC	8,993
657	Glencore plc (a)	2,900
291	LafargeHolcim Ltd. (Registered) (a)	17,386
37	Lonza Group AG (Registered) (a)	8,912
772	Nestle SA (Registered)	65,139

SHARES	SECURITY DESCRIPTION	VALUE($)
	Switzerland — continued
469	Novartis AG (Registered)	39,919
185	Roche Holding AG	46,942
485	UBS Group AG (Registered) (a)	8,430
47	Zurich Insurance Group AG	14,388

		250,512

	United Kingdom — 5.4%
1,116	3i Group plc	13,782
82	Anglo American plc (a)	1,360
191	Associated British Foods plc	7,463
191	AstraZeneca plc	11,386
515	BAE Systems plc	4,090
30	Barclays plc	80
852	Barratt Developments plc	6,917
2,539	BP plc	14,916
610	British American Tobacco plc	37,935
1,912	BT Group plc	7,911
11	Capita plc	91
563	Compass Group plc	12,021
281	Diageo plc	9,074
1,175	Dixons Carphone plc	4,172
774	GlaxoSmithKline plc	15,412
3,689	HSBC Holdings plc	36,944
157	Imperial Brands plc	6,452
135	InterContinental Hotels Group plc	7,643
147	Johnson Matthey plc	5,441
88	Liberty Global plc, Class C (a)	2,874
14,558	Lloyds Banking Group plc	12,586
275	London Stock Exchange Group plc	13,590
1,161	Prudential plc	28,323
99	Reckitt Benckiser Group plc	9,614
666	RELX plc	14,512
98	Rio Tinto Ltd.	5,192
423	Rio Tinto plc	19,812
793	RSA Insurance Group plc	6,828
906	Sage Group plc (The)	8,053
1,517	Standard Chartered plc (a)	16,953
4,085	Taylor Wimpey plc	10,261
553	Unilever NV, CVA	32,211
9,087	Vodafone Group plc	26,637
273	Whitbread plc	13,866
797	WPP plc	16,244

		440,646

	United States — 58.8%
20	3M Co.	3,929
533	Abbott Laboratories	26,235

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
43	AbbVie, Inc.	2,986
325	Accenture plc, Class A	41,826
47	Activision Blizzard, Inc.	2,922
282	Adobe Systems, Inc. (a)	41,268
154	Aetna, Inc.	23,728
223	Agilent Technologies, Inc.	13,353
46	Albemarle Corp.	5,344
69	Alcoa Corp.	2,523
74	Alexion Pharmaceuticals, Inc. (a)	10,164
230	Allegion plc	18,713
137	Allergan plc	34,633
70	Alphabet, Inc., Class A (a)	66,392
87	Alphabet, Inc., Class C (a)	80,754
288	Altria Group, Inc.	18,720
105	Amazon.com, Inc. (a)	103,267
175	American Express Co.	14,878
354	American International Group, Inc.	23,190
39	American Water Works Co., Inc.	3,129
87	Ameriprise Financial, Inc.	12,570
38	Amgen, Inc.	6,595
225	Anadarko Petroleum Corp.	10,293
346	Analog Devices, Inc.	27,305
32	Antero Resources Corp. (a)	669
1,245	Apple, Inc.	185,152
39	Aramark	1,549
20	Arrow Electronics, Inc. (a)	1,650
286	Arthur J Gallagher & Co.	16,799
1,031	AT&T, Inc.	40,196
117	Automatic Data Processing, Inc.	13,947
17	AutoZone, Inc. (a)	9,382
83	AvalonBay Communities, Inc.	16,054
29	Avery Dennison Corp.	2,711
76	Ball Corp.	3,190
3,118	Bank of America Corp.	75,207
437	Bank of New York Mellon Corp. (The)	23,164
95	Becton Dickinson and Co.	19,123
267	Berkshire Hathaway, Inc., Class B (a)	46,802
61	Best Buy Co., Inc.	3,586
77	Biogen, Inc. (a)	22,154
60	BioMarin Pharmaceutical, Inc. (a)	5,294
50	BlackRock, Inc.	21,143
14	Boeing Co. (The)	3,346
65	Boston Properties, Inc.	7,892
917	Boston Scientific Corp. (a)	24,416
543	Bristol-Myers Squibb Co.	30,872

SHARES		SECURITY DESCRIPTION	VALUE($)
		United States — continued
68		Brixmor Property Group, Inc.	1,325
182		Broadcom Ltd.	44,957
27		Broadridge Financial Solutions, Inc.	2,016
98		Brown-Forman Corp., Class B	4,856
72		CA, Inc.	2,235
62		Cadence Design Systems, Inc. (a)	2,300
17		Camden Property Trust	1,487
287		Capital One Financial Corp.	24,732
—	(h)	Cars.com, Inc. (a)	3
13		Cars.com, Inc. (a)	305
68		CBRE Group, Inc., Class A (a)	2,583
30		CDK Global, Inc.	1,948
33		CDW Corp.	2,071
178		Celanese Corp., Series A	17,142
315		Celgene Corp. (a)	42,603
38		Centene Corp. (a)	3,000
714		Charles Schwab Corp. (The)	30,630
101		Charter Communications, Inc., Class A (a)	39,514
349		Chevron Corp.	38,055
190		Chubb Ltd.	27,879
152		Cigna Corp.	26,345
20		Cintas Corp.	2,661
576		Cisco Systems, Inc.	18,121
961		Citigroup, Inc.	65,747
381		CMS Energy Corp.	17,630
445		Coca-Cola Co. (The)	20,417
131		Cognizant Technology Solutions Corp., Class A	9,047
63		Colgate-Palmolive Co.	4,540
1,447		Comcast Corp., Class A	58,542
181		Concho Resources, Inc. (a)	23,528
145		Constellation Brands, Inc., Class A	28,045
22		Continental Resources, Inc. (a)	746
10		Cooper Cos., Inc. (The)	2,546
8		Core Laboratories NV	763
210		Corning, Inc.	6,115
157		Costco Wholesale Corp.	24,929
170		Crown Holdings, Inc. (a)	10,127
41		CVS Health Corp.	3,268
136		Danaher Corp.	11,108
180		Deere & Co.	23,084
144		Delphi Automotive plc	13,016
273		Delta Air Lines, Inc.	13,488
155		Diamondback Energy, Inc. (a)	14,897
21		Dick’s Sporting Goods, Inc.	794

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
37	Digital Realty Trust, Inc.	4,231
140	Discover Financial Services	8,515
242	DISH Network Corp., Class A (a)	15,498
86	Dollar Tree, Inc. (a)	6,212
338	Dow Chemical Co. (The)	21,702
304	DR Horton, Inc.	10,853
296	Duke Energy Corp.	25,155
64	DXC Technology Co.	5,053
61	E*TRADE Fintwenancial Corp. (a)	2,491
266	Eastman Chemical Co.	22,107
314	Eaton Corp. plc	24,589
11	Edgewell Personal Care Co. (a)	794
248	Edison International	19,493
401	EI du Pont de Nemours & Co.	32,932
406	Eli Lilly & Co.	33,599
356	EOG Resources, Inc.	33,865
108	EQT Corp.	6,867
27	Equinix, Inc.	12,137
82	Equity Residential	5,612
9	Everest Re Group Ltd.	2,322
68	Extra Space Storage, Inc.	5,391
770	Exxon Mobil Corp.	61,612
14	F5 Networks, Inc. (a)	1,665
632	Facebook, Inc., Class A (a)	107,002
35	Federal Realty Investment Trust	4,635
56	FedEx Corp.	11,556
189	Fidelity National Information Services, Inc.	17,242
61	First Data Corp., Class A (a)	1,137
24	FLIR Systems, Inc.	900
31	Foot Locker, Inc.	1,480
822	Ford Motor Co.	9,218
66	Fortive Corp.	4,302
128	General Dynamics Corp.	25,116
2,184	General Electric Co.	55,944
353	Gilead Sciences, Inc.	26,882
32	Global Payments, Inc.	3,026
68	Goldman Sachs Group, Inc. (The)	15,299
187	Halliburton Co.	7,936
340	Hartford Financial Services Group, Inc. (The)	18,683
398	HCP, Inc.	12,612
117	HD Supply Holdings, Inc. (a)	3,817
199	Hilton Worldwide Holdings, Inc.	12,457
41	Hologic, Inc. (a)	1,803
378	Home Depot, Inc. (The)	56,481

SHARES		SECURITY DESCRIPTION	VALUE($)
		United States — continued
339		Honeywell International, Inc.	46,119
1,139		HP, Inc.	21,764
33		Humana, Inc.	7,539
10		Huntington Ingalls Industries, Inc.	1,958
9		IDEXX Laboratories, Inc. (a)	1,566
67		Illumina, Inc. (a)	11,646
36		Incyte Corp. (a)	4,733
308		Ingersoll-Rand plc	27,046
14		Ingredion, Inc.	1,756
419		Intel Corp.	14,861
389		Intercontinental Exchange, Inc.	25,967
146		International Business Machines Corp.	21,138
465		Johnson & Johnson	61,763
196		Johnson Controls International plc	7,625
9		Jones Lang LaSalle, Inc.	1,088
730		KeyCorp	13,163
114		Kimberly-Clark Corp.	13,990
431		Kinder Morgan, Inc.	8,812
185		Kraft Heinz Co. (The)	16,173
36		L3 Technologies, Inc.	6,308
23		Laboratory Corp. of America Holdings (a)	3,731
35		Lam Research Corp.	5,530
16		Lear Corp.	2,420
—	(h)	Lennox International, Inc.	24
24		Liberty Broadband Corp., Class C (a)	2,409
25		Liberty Media Corp.-Liberty SiriusXM, Class A (a)	1,147
30		Liberty Property Trust	1,268
48		Lincoln National Corp.	3,531
451		Lowe’s Cos., Inc.	34,925
16		ManpowerGroup, Inc.	1,721
362		Masco Corp.	13,807
76		Mastercard, Inc., Class A	9,649
59		Maxim Integrated Products, Inc.	2,680
85		McDonald’s Corp.	13,184
21		McKesson Corp.	3,383
103		Medtronic plc	8,658
563		Merck & Co., Inc.	35,993
461		MetLife, Inc.	25,344
237		Microchip Technology, Inc.	18,945
1,949		Microsoft Corp.	141,703
23		Mid-America Apartment Communities, Inc.	2,342
241		Molson Coors Brewing Co., Class B	21,470
741		Mondelez International, Inc., Class A	32,605
773		Morgan Stanley	36,247

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
174	Mosaic Co. (The)	4,205
30	National Retail Properties, Inc.	1,215
146	Newell Brands, Inc.	7,685
46	Newfield Exploration Co. (a)	1,315
53	Newmont Mining Corp.	1,953
238	NextEra Energy, Inc.	34,698
236	NIKE, Inc., Class B	13,965
363	NiSource, Inc.	9,457
117	Norfolk Southern Corp.	13,165
91	Northrop Grumman Corp.	24,050
54	Nuance Communications, Inc. (a)	936
115	NVIDIA Corp.	18,768
366	Occidental Petroleum Corp.	22,647
345	Oracle Corp.	17,237
82	O’Reilly Automotive, Inc. (a)	16,742
231	PACCAR, Inc.	15,794
17	Palo Alto Networks, Inc. (a)	2,242
54	Parsley Energy, Inc., Class A (a)	1,571
71	Paychex, Inc.	4,085
467	PepsiCo, Inc.	54,506
1,785	Pfizer, Inc.	59,176
289	PG&E Corp.	19,581
488	Philip Morris International, Inc.	56,967
182	Phillips 66	15,273
157	Pioneer Natural Resources Co.	25,628
26	Plains GP Holdings LP, Class A	701
151	PNC Financial Services Group, Inc. (The)	19,417
15	Priceline Group, Inc. (The) (a)	31,259
330	Procter & Gamble Co. (The)	29,926
247	Prologis, Inc.	15,013
93	Prudential Financial, Inc.	10,514
65	Public Storage	13,290
263	PulteGroup, Inc.	6,416
16	PVH Corp.	1,948
29	Quest Diagnostics, Inc.	3,162
29	Raymond James Financial, Inc.	2,448
54	Realty Income Corp.	3,095
20	Red Hat, Inc. (a)	1,938
751	Regions Financial Corp.	10,960
14	Reinsurance Group of America, Inc.	1,970
28	Robert Half International, Inc.	1,253
7	Rockwell Collins, Inc.	722
217	Ross Stores, Inc.	12,030
153	Royal Caribbean Cruises Ltd.	17,333
16	S&P Global, Inc.	2,442

SHARES	SECURITY DESCRIPTION	VALUE($)
	United States — continued
34	Sabre Corp.	752
27	SBA Communications Corp. (a)	3,656
76	Schlumberger Ltd.	5,184
38	ServiceNow, Inc. (a)	4,184
5	Sherwin-Williams Co. (The)	1,825
330	Shire plc	18,456
12	Simon Property Group, Inc.	1,840
877	Sirius XM Holdings, Inc.	5,142
60	Snap-on, Inc.	9,213
7	Spectrum Brands Holdings, Inc.	854
203	Stanley Black & Decker, Inc.	28,614
548	Starbucks Corp.	29,583
231	State Street Corp.	21,522
236	SunTrust Banks, Inc.	13,501
26	SVB Financial Group (a)	4,643
131	Symantec Corp.	4,053
32	Synopsys, Inc. (a)	2,487
52	TD Ameritrade Holding Corp.	2,381
221	TE Connectivity Ltd.	17,732
8	Teleflex, Inc.	1,730
6	Tesla, Inc. (a)	2,054
519	Texas Instruments, Inc.	42,220
129	Thermo Fisher Scientific, Inc.	22,643
55	Time Warner, Inc.	5,662
388	TJX Cos., Inc. (The)	27,304
175	T-Mobile US, Inc. (a)	10,764
271	Toll Brothers, Inc.	10,448
571	Twenty-First Century Fox, Inc., Class A	16,621
92	Twenty-First Century Fox, Inc., Class B	2,637
379	Union Pacific Corp.	39,021
183	United Continental Holdings, Inc. (a)	12,396
38	United Parcel Service, Inc., Class B	4,199
131	United Technologies Corp.	15,533
10	United Therapeutics Corp. (a)	1,266
346	UnitedHealth Group, Inc.	66,402
50	Unum Group	2,522
53	US Bancorp	2,786
129	Valero Energy Corp.	8,868
128	Vantiv, Inc., Class A (a)	8,161
265	VEREIT, Inc.	2,200
22	VeriSign, Inc. (a)	2,189
575	Verizon Communications, Inc.	27,812
119	Vertex Pharmaceuticals, Inc. (a)	18,030
621	Visa, Inc., Class A	61,843
85	Vornado Realty Trust	6,734

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
35	Voya Financial, Inc.	1,383
28	Vulcan Materials Co.	3,492
358	Walgreens Boots Alliance, Inc.	28,868
113	Wal-Mart Stores, Inc.	9,008
464	Walt Disney Co. (The)	50,974
1,310	Wells Fargo & Co.	70,683
203	WestRock Co.	11,642
42	WEX, Inc. (a)	4,529
70	Weyerhaeuser Co.	2,314
114	Workday, Inc., Class A (a)	11,679
483	Xcel Energy, Inc.	22,858
48	Xerox Corp.	1,461
71	Yum Brands, Inc.	5,349
118	Zimmer Biomet Holdings, Inc.	14,294

		4,821,013

	Total Common Stocks (Cost $6,432,523)	8,030,097

Preferred Stocks — 0.4%
	Germany — 0.4%
139	Henkel AG & Co. KGaA (Preference)	19,629
104	Volkswagen AG (Preference)	15,969

	Total Preferred Stocks (Cost $31,296)	35,598

Short-Term Investment — 1.3%
	Investment Company — 1.3%
105,874	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.860% (b) (l) (Cost $105,874)	105,874

	Total Investments — 99.7% (Cost $6,569,693)	8,171,569
	Other Assets in Excess of Liabilities — 0.3%	23,494

	NET ASSETS — 100.0%	$8,195,063

Percentages indicated are based on net assets.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, July 31, 2017 The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENTAGE
Banks	9.3%
Pharmaceuticals	6.1
Oil, Gas & Consumable Fuels	5.8
Insurance	4.1
Software	3.6
Capital Markets	3.4
Internet Software & Services	3.2
IT Services	2.7
Media	2.7
Semiconductors & Semiconductor Equipment	2.7
Technology Hardware, Storage & Peripherals	2.7
Chemicals	2.7
Beverages	2.6
Electric Utilities	2.5
Specialty Retail	2.4
Biotechnology	2.1
Machinery	2.0
Diversified Telecommunication Services	2.0
Equity Real Estate Investment Trusts (REITs)	1.9
Health Care Providers & Services	1.9
Industrial Conglomerates	1.9
Hotels, Restaurants & Leisure	1.8
Food Products	1.7
Internet & Direct Marketing Retail	1.7
Tobacco	1.6
Health Care Equipment & Supplies	1.5
Automobiles	1.5
Food & Staples Retailing	1.4
Metals & Mining	1.4
Aerospace & Defense	1.3
Road & Rail	1.3
Textiles, Apparel & Luxury Goods	1.0
Household Products	1.0
Others (each less than 1.0%)	13.2
Short-Term Investment	1.3

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,450	Euro STOXX 50 Index	09/15/17	EUR	$59,092	$(976)

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CDI	—	CHESS Depository Interest
CVA	—	Dutch Certification
EUR	—	Euro
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,698,475
Aggregate gross unrealized depreciation	(96,599)

Net unrealized appreciation/depreciation	$1,601,876

Federal income tax cost of investments	$6,569,693

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$206,816	$—	$206,816
Austria	—	13,117	—	13,117
Belgium	—	45,495	—	45,495
Bermuda	3,054	—	—	3,054
Canada	280,726	—	—	280,726
China	—	4,975	—	4,975
Denmark	—	55,972	—	55,972
Finland	—	18,877	—	18,877
France	—	314,348	—	314,348
Germany	—	273,080	—	273,080
Hong Kong	422	94,089	—	94,511
Ireland	11,818	11,339	—	23,157
Israel	4,979	—	—	4,979
Italy	—	65,344	—	65,344
Japan	5,982	706,310	—	712,292
Jersey	—	4,558	—	4,558
Luxembourg	—	9,676	—	9,676
Netherlands	5,289	171,381	—	176,670
New Zealand	677	5,499	—	6,176
Norway	—	6,076	—	6,076
Singapore	—	32,772	—	32,772
Spain	—	111,219	—	111,219
Sweden	—	54,036	—	54,036
Switzerland	—	250,512	—	250,512
United Kingdom	2,874	437,772	—	440,646
United States	4,802,557	18,456	—	4,821,013
Total Common Stocks	5,118,378	2,911,719	—	8,030,097
Preferred Stocks
Germany	—	35,598	—	35,598
Short-Term Investment
Investment Company	105,874	—	—	105,874

Total Investments in Securities	$5,224,252	$2,947,317	$—	$8,171,569

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(976)	$—	$(976)

There were no significant transfers between level 1 and level 2 during the period ended July 31, 2017.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.1%
	Canada — 1.5%
— (h)	Canadian Pacific Railway Ltd.	43

	China — 8.2%
— (h)	Baidu, Inc., ADR (a)	49
6	China Overseas Land & Investment Ltd.	20
26	China Unicom Hong Kong Ltd. (a)	38
— (h)	CNOOC Ltd., ADR	49
1	JD.com, Inc., ADR (a)	41
6	Ping An Insurance Group Co. of China Ltd., Class H	44

		241

	Denmark — 2.4%
1	Novo Nordisk A/S, Class B	28
— (h)	Pandora A/S	41

		69

	France — 6.0%
— (h)	Airbus SE	38
2	AXA SA	72
1	Schneider Electric SE (a)	66

		176

	Hong Kong — 1.8%
7	AIA Group Ltd.	52

	India — 1.1%
3	ICICI Bank Ltd., ADR	31

	Italy — 1.2%
2	UniCredit SpA (a)	35

	Japan — 8.2%
3	Inpex Corp.	30
1	Japan Airlines Co. Ltd.	35
2	Japan Tobacco, Inc.	59
5	Renesas Electronics Corp. (a)	51
2	Sumitomo Mitsui Financial Group, Inc.	66

		241

	Luxembourg — 1.6%
2	ArcelorMittal (a)	47

	Netherlands — 1.5%
2	Altice NV, Class A (a)	43

	South Africa — 1.2%
— (h)	Naspers Ltd., Class N	34

	Switzerland — 3.9%
1	LafargeHolcim Ltd. (Registered) (a)	39
1	Novartis AG (Registered)	75

		114

SHARES	SECURITY DESCRIPTION	VALUE($)
	United Kingdom — 8.0%
1	British American Tobacco plc	50
15	BT Group plc	64
1	Liberty Global plc, Class A (a)	35
30	Vodafone Group plc	87

		236

	United States — 49.5%
1	Activision Blizzard, Inc.	36
— (h)	Aetna, Inc.	38
— (h)	Affiliated Managers Group, Inc.	39
— (h)	Alexion Pharmaceuticals, Inc. (a)	44
— (h)	Allergan plc	64
— (h)	Alphabet, Inc., Class C (a)	126
— (h)	Amazon.com, Inc. (a)	53
— (h)	Broadcom Ltd.	50
— (h)	Celgene Corp. (a)	50
2	Citigroup, Inc.	103
1	DISH Network Corp., Class A (a)	41
1	Eastman Chemical Co.	47
1	EQT Corp.	34
— (h)	Facebook, Inc., Class A (a)	30
— (h)	First Republic Bank	45
1	Globant SA (a)	30
— (h)	Honeywell International, Inc.	43
2	Kroger Co. (The)	57
1	MetLife, Inc.	44
1	Molson Coors Brewing Co., Class B	88
1	Mosaic Co. (The)	29
1	Occidental Petroleum Corp.	63
— (h)	Pioneer Natural Resources Co.	52
— (h)	Shire plc, ADR	66
2	Synchrony Financial	46
2	Twenty-First Century Fox, Inc., Class A	65
— (h)	UnitedHealth Group, Inc.	67

		1,450

	Total Common Stocks (Cost $2,570)	2,812

Short-Term Investment — 1.7%
	Investment Company — 1.7%
49	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.860% (b) (l) (Cost $49)	49

	Total Investments — 97.8% (Cost $2,619)	2,861
	Other Assets in Excess of Liabilities — 2.2%	65

	NET ASSETS — 100.0%	$2,926

Percentages indicated are based on net assets.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

Summary of Investments by Industry, July 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	10.0%
Oil, Gas & Consumable Fuels	7.9
Media	7.6
Insurance	7.4
Internet Software & Services	7.2
Pharmaceuticals	5.8
Biotechnology	5.6
Tobacco	3.8
Health Care Providers & Services	3.7
Diversified Telecommunication Services	3.5
Semiconductors & Semiconductor Equipment	3.5
Internet & Direct Marketing Retail	3.3
Beverages	3.1
Wireless Telecommunication Services	3.0
Chemicals	2.7
Software	2.3
Electrical Equipment	2.3
Food & Staples Retailing	2.0
Metals & Mining	1.6
Consumer Finance	1.6
Road & Rail	1.5
Industrial Conglomerates	1.5
Textiles, Apparel & Luxury Goods	1.4
Construction Materials	1.4
Capital Markets	1.4
Aerospace & Defense	1.3
Airlines	1.2
Others (each less than 1.0%)	0.7
Short-Term Investment	1.7

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	— American Depositary Receipt
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	— Amount rounds to less than 500.
(l)	— The rate shown is the current yield as of July 31, 2017.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$276
Aggregate gross unrealized depreciation	(34)

Net unrealized appreciation/depreciation	$242

Federal income tax cost of investments	$2,619

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Canada	$43	$—	$—	$43
China	139	102	—	241
Denmark	—	69	—	69
France	—	176	—	176
Hong Kong	—	52	—	52
India	31	—	—	31
Italy	—	35	—	35
Japan	—	241	—	241
Luxembourg	—	47	—	47
Netherlands	—	43	—	43

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Africa	$—	$34	$—	$34
Switzerland	—	114	—	114
United Kingdom	35	201	—	236
United States	1,450	—	—	1,450

Total Common Stocks	1,698	1,114	—	2,812

Short-Term Investment
Investment Company	49	—	—	49

Total Investments in Securities	$1,747	$1,114	$—	$2,861

There were no transfers among any levels during the period ended July 31, 2017.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 4.6%
	United States — 4.6%
	ABFC Trust,
307	Series 2003-OPT1, Class A1A, VAR, 2.052%, 04/25/33	302
1,773	Series 2004-HE1, Class M1, VAR, 2.132%, 03/25/34	1,741
1,196	Series 2004-OPT3, Class M1, VAR, 1.982%, 09/25/33	1,137
2,872	Series 2004-OPT5, Class A1, VAR, 1.932%, 06/25/34	2,830
1,558	Series 2005-WF1, Class M1, VAR, 1.772%, 11/25/34	1,538
1,099	Accredited Mortgage Loan Trust, Series 2004-4, Class M1, VAR, 2.102%, 01/25/35	1,039
	ACE Securities Corp. Home Equity Loan Trust,
1,135	Series 2003-FM1, Class M1, VAR, 2.522%, 11/25/32	1,125
1,354	Series 2003-HE1, Class M1, VAR, 2.207%, 11/25/33	1,328
860	Series 2003-NC1, Class M1, VAR, 2.402%, 07/25/33	852
3,967	Series 2003-OP1, Class M1, VAR, 2.282%, 12/25/33	3,813
1,051	Series 2004-HE2, Class M1, VAR, 2.267%, 10/25/34	1,026
1,498	Series 2004-HE4, Class M2, VAR, 2.207%, 12/25/34	1,455
4,201	Series 2004-OP1, Class M2, VAR, 2.807%, 04/25/34	4,010
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
650	Series 2002-AR1, Class M1, VAR, 2.287%, 09/25/32	641
1,255	Series 2003-13, Class M1, VAR, 2.252%, 01/25/34	1,194
538	Series 2003-13, Class M2, VAR, 3.782%, 01/25/34	528
906	Series 2004-R1, Class A2, VAR, 1.832%, 02/25/34	839
3,842	Series 2004-R1, Class M1, VAR, 2.027%, 02/25/34	3,809
496	Series 2004-R1, Class M2, VAR, 2.102%, 02/25/34	472
281	Series 2004-R8, Class M1, VAR, 2.192%, 09/25/34	282
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
1,184	Series 2003-W5, Class M2, VAR, 4.007%, 10/25/33	1,138

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
738	Series 2004-W2, Class M2, VAR, 3.107%, 04/25/34	734
544	Series 2004-W2, Class M3, VAR, 3.332%, 04/25/34	507
2,015	Series 2004-W3, Class A3, VAR, 2.036%, 02/25/34	1,856
1,768	Series 2004-W4, Class A, VAR, 1.752%, 03/25/34	1,669
1,271	Series 2004-W6, Class M1, VAR, 2.057%, 05/25/34	1,234
541	Series 2004-W7, Class M2, VAR, 2.132%, 05/25/34	533
	Asset-Backed Securities Corp. Home Equity Loan Trust,
2,226	Series 2001-HE3, Class A1, VAR, 1.766%, 11/15/31	2,153
162	Series 2003-HE3, Class M2, VAR, 4.226%, 06/15/33	157
1,647	Series 2003-HE4, Class M1, VAR, 2.471%, 08/15/33	1,630
1,402	Series 2003-HE4, Class M2, VAR, 4.226%, 08/15/33	1,397
1,776	Series 2004-HE2, Class M2, VAR, 3.107%, 04/25/34	1,638
1,224	Series 2004-HE7, Class M2, VAR, 2.807%, 10/25/34	1,222
785	Bayview Financial Acquisition Trust, Series 2006-D, Class 1A5, SUB, 5.668%, 12/28/36	798
359	Bayview Financial Mortgage Pass-Through Trust, Series 2006-C, Class 1A2, SUB, 5.638%, 11/28/36	356
	Bear Stearns Asset-Backed Securities I Trust,
5,218	Series 2004-HE6, Class M2, VAR, 3.107%, 08/25/34	5,015
2,145	Series 2004-HE11, Class M2, VAR, 2.807%, 12/25/34	2,182
	Bear Stearns Asset-Backed Securities Trust,
820	Series 2003-1, Class M1, VAR, 2.882%, 11/25/42	782
532	Series 2003-SD1, Class A, VAR, 2.132%, 12/25/33	524
869	Series 2003-SD1, Class M1, VAR, 2.507%, 12/25/33	831
1,566	Series 2004-HE2, Class M2, VAR, 3.032%, 03/25/34	1,513
2,008	Series 2004-SD4, Class A1, VAR, 2.132%, 08/25/44	1,935

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States –– continued
616	CDC Mortgage Capital Trust, Series 2003-HE1, Class M1, VAR, 2.582%, 08/25/33	614
	Centex Home Equity Loan Trust,
5,676	Series 2004-A, Class M1, VAR, 1.832%, 01/25/34	5,494
784	Series 2004-C, Class M2, VAR, 2.027%, 06/25/34	747
603	Series 2004-D, Class MF2, SUB, 5.560%, 09/25/34	579
1,640	Series 2004-D, Class MF3, SUB, 5.760%, 09/25/34	1,301
248	Series 2004-D, Class MV2, VAR, 1.922%, 09/25/34	246
	Chase Funding Loan Acquisition Trust,
1,263	Series 2004-AQ1, Class M1, VAR, 2.327%, 05/25/34	1,196
1,611	Series 2004-OPT1, Class M2, VAR, 2.732%, 06/25/34	1,593
	Chase Funding Trust,
1,373	Series 2003-4, Class 1A5, SUB, 5.310%, 05/25/33	1,394
151	Series 2003-4, Class 2M1, VAR, 2.132%, 03/25/33	145
404	Series 2003-5, Class 1M2, VAR, 5.641%, 09/25/32	349
2,345	Series 2003-6, Class 2A2, VAR, 1.812%, 11/25/34	2,278
2,343	Series 2003-6, Class 2M1, VAR, 1.982%, 11/25/34	2,205
841	Series 2004-1, Class 1M1, 4.725%, 05/25/33	809
965	Series 2004-1, Class 2M1, VAR, 1.982%, 09/25/33	896
2,050	Series 2004-2, Class 1M1, VAR, 5.700%, 02/26/35	1,905
1,427	CHEC Loan Trust, Series 2004-1, Class M1, VAR, 2.132%, 07/25/34	1,297
	Citigroup Mortgage Loan Trust, Inc.,
289	Series 2005-OPT1, Class M4, VAR, 2.282%, 02/25/35	264
120	Series 2005-WF2, Class AF7, SUB, 5.249%, 08/25/35	120
32	Continental Airlines Pass-Through Trust, Series 2004-ERJ1, 9.558%, 09/01/19	34
	Countrywide Asset-Backed Certificates,
85	Series 2002-3, Class M1, VAR, 2.357%, 03/25/32	84
992	Series 2002-4, Class M1, VAR, 2.357%, 12/25/32	980

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
1,345	Series 2003-3, Class 3A, VAR, 1.772%, 11/25/33	1,268
8,685	Series 2004-2, Class M1, VAR, 1.982%, 05/25/34	8,656
2,684	Series 2004-3, Class M1, VAR, 1.982%, 06/25/34	2,531
593	Series 2004-3, Class M2, VAR, 2.057%, 06/25/34	577
1,234	Series 2004-BC1, Class M1, VAR, 1.982%, 02/25/34	1,190
277	Series 2004-BC4, Class M1, VAR, 2.282%, 11/25/34	274
849	Series 2004-ECC2, Class M2, VAR, 2.207%, 12/25/34	837
3,000	Series 2005-12, Class M2, VAR, 1.722%, 02/25/36	2,962
4,466	Series 2005-AB3, Class 1A1, VAR, 1.482%, 02/25/36	4,265
9,068	Series 2006-19, Class 2A2, VAR, 1.392%, 03/25/37	8,905
1,151	Countrywide Partnership Trust, Series 2004-EC1, Class M2, VAR, 2.177%, 01/25/35	1,132
	Credit-Based Asset Servicing & Securitization LLC,
2,619	Series 2003-CB6, Class M1, VAR, 2.282%, 12/25/33	2,577
1,464	Series 2004-CB2, Class M1, VAR, 2.012%, 07/25/33	1,381
415	Series 2005-CB8, Class AF2, SUB, 3.882%, 12/25/35	413
	CWABS, Inc. Asset-Backed Certificates Trust,
3,816	Series 2003-BC1, Class A1, VAR, 2.032%, 03/25/33	3,729
713	Series 2004-1, Class M2, VAR, 2.057%, 03/25/34	693
1,279	Series 2004-1, Class M3, VAR, 2.207%, 02/25/34	1,259
1,895	Series 2004-5, Class M2, VAR, 2.237%, 07/25/34	1,885
722	Series 2004-6, Class M2, VAR, 2.207%, 10/25/34	704
1,790	Series 2005-11, Class AF6, VAR, 4.673%, 02/25/36	1,838
427	Equity One Mortgage Pass-Through Trust, Series 2003-4, Class M1, SUB, 5.869%, 10/25/34	420

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States –– continued
9,073	FFMLT Trust, Series 2005-FF11, Class M1, VAR, 1.877%, 11/25/35	9,063
198	Finance America Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 2.177%, 11/25/34	183
902	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2004-FF3, Class M1, VAR, 2.057%, 05/25/34	873
	First Franklin Mortgage Loan Trust,
4,874	Series 2003-FF5, Class M1, VAR, 2.132%, 03/25/34	4,749
2,195	Series 2004-FF5, Class A1, VAR, 1.952%, 08/25/34	2,137
11,654	Series 2005-FF10, Class A1, VAR, 1.532%, 11/25/35	11,033
1,320	Series 2005-FF10, Class A4, VAR, 1.552%, 11/25/35	1,320
1,221	Series 2006-FF8, Class IIA3, VAR, 1.382%, 07/25/36	1,202
	Fremont Home Loan Trust,
2,092	Series 2003-A, Class M1, VAR, 2.207%, 08/25/33	2,018
1,841	Series 2004-2, Class M2, VAR, 2.162%, 07/25/34	1,846
3,871	Series 2004-A, Class M1, VAR, 2.057%, 01/25/34	3,703
537	Series 2004-B, Class M2, VAR, 2.177%, 05/25/34	514
883	Series 2004-C, Class M1, VAR, 2.207%, 08/25/34	860
1,799	Series 2004-D, Class M1, VAR, 2.102%, 11/25/34	1,692
845	Series 2004-D, Class M2, VAR, 2.132%, 11/25/34	832
	GCAT LLC,
6,590	Series 2017-3, Class A1, SUB, 3.352%, 04/25/47 (e)	6,589
6,525	Series 2017-5, Class A1, SUB, 3.228%, 07/25/47 (e)	6,519
991	GSAA Trust, Series 2005-6, Class A3, VAR, 1.602%, 06/25/35	991
	GSAMP Trust,
2,211	Series 2003-HE1, Class M1, VAR, 2.473%, 06/20/33	2,217
1,399	Series 2003-SEA, Class A1, VAR, 1.632%, 02/25/33	1,324
656	Series 2005-HE3, Class M2, VAR, 2.237%, 06/25/35	659
2,019	Series 2005-NC1, Class M1, VAR, 1.907%, 02/25/35	1,978

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
3,197	Series 2006-FM1, Class A2C, VAR, 1.392%, 04/25/36	2,311
6,417	Series 2006-HE3, Class A2C, VAR, 1.392%, 05/25/46	6,240
2,173	Series 2006-HE4, Class A2C, VAR, 1.382%, 06/25/36	2,148
6,470	Series 2007-SEA1, Class A, VAR, 1.532%, 12/25/36 (e)	6,239
	Home Equity Asset Trust,
3,826	Series 2002-5, Class M1, VAR, 2.932%, 05/25/33	3,809
934	Series 2003-3, Class M1, VAR, 2.522%, 08/25/33	920
443	Series 2004-6, Class M2, VAR, 2.132%, 12/25/34	419
4,100	Series 2005-7, Class M1, VAR, 1.682%, 01/25/36	4,081
	Home Equity Mortgage Loan Asset-Backed Trust,
547	Series 2004-B, Class M2, VAR, 2.357%, 11/25/34	531
8,991	Series 2004-C, Class M1, VAR, 2.072%, 03/25/35	8,735
974	Series 2004-C, Class M2, VAR, 2.132%, 03/25/35	910
1,203	Series 2006-B, Class 2A3, VAR, 1.422%, 06/25/36	1,168
277	JP Morgan Mortgage Acquisition Trust, Series 2006-NC1, Class A4, VAR, 1.402%, 04/25/36	275
	Long Beach Mortgage Loan Trust,
847	Series 2001-2, Class M1, VAR, 2.072%, 07/25/31	840
2,751	Series 2002-5, Class M1, VAR, 2.477%, 11/25/32	2,697
359	Series 2003-4, Class M1, VAR, 2.252%, 08/25/33	354
873	Series 2004-3, Class M2, VAR, 2.132%, 07/25/34	851
569	Series 2004-3, Class M4, VAR, 2.845%, 07/25/34	566
612	Series 2004-3, Class M6, VAR, 3.370%, 07/25/34	580
1,909	Series 2004-4, Class M1, VAR, 2.132%, 10/25/34	1,826
215	Series 2005-WL2, Class M1, VAR, 1.937%, 08/25/35	216
	Mastr Asset-Backed Securities Trust,
2,750	Series 2003-OPT1, Class M3, VAR, 5.357%, 12/25/32	2,824

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States –– continued
1,292	Series 2004-OPT2, Class M1, VAR, 2.132%, 09/25/34	1,263
911	Series 2004-OPT2, Class M2, VAR, 2.207%, 09/25/34	889
2,093	Series 2005-NC1, Class M2, VAR, 1.982%, 12/25/34	2,095
1,001	Series 2005-NC1, Class M4, VAR, 2.372%, 12/25/34	962
	Merrill Lynch Mortgage Investors Trust,
455	Series 2003-OPT1, Class M1, VAR, 2.207%, 07/25/34	447
361	Series 2004-HE2, Class M1, VAR, 2.432%, 08/25/35	359
96	Series 2004-WMC5, Class M5, VAR, 2.957%, 07/25/35	93
2,025	Series 2005-FM1, Class M1, VAR, 1.712%, 05/25/36	1,923
	Morgan Stanley ABS Capital I, Inc. Trust,
1,054	Series 2003-NC10, Class M1, VAR, 2.252%, 10/25/33	1,044
6,960	Series 2004-HE1, Class M1, VAR, 2.087%, 01/25/34	6,837
454	Series 2004-HE2, Class M2, VAR, 3.032%, 03/25/34	432
1,033	Series 2004-HE2, Class M3, VAR, 3.407%, 03/25/34	635
4,016	Series 2004-HE3, Class M1, VAR, 2.087%, 03/25/34	3,904
1,366	Series 2004-HE3, Class M2, VAR, 3.107%, 03/25/34	1,319
1,164	Series 2004-HE6, Class M1, VAR, 2.057%, 08/25/34	1,162
1,265	Series 2004-HE6, Class M2, VAR, 2.132%, 08/25/34	1,231
837	Series 2004-HE6, Class M3, VAR, 2.207%, 08/25/34	820
768	Series 2004-HE7, Class M2, VAR, 2.177%, 08/25/34	770
82	Series 2004-HE7, Class M3, VAR, 2.252%, 08/25/34	81
2,600	Series 2004-HE8, Class M1, VAR, 2.192%, 09/25/34	2,525
773	Series 2004-HE8, Class M2, VAR, 2.252%, 09/25/34	776
763	Series 2004-HE8, Class M3, VAR, 2.357%, 09/25/34	755
2,593	Series 2004-NC3, Class M1, VAR, 2.027%, 03/25/34	2,519
5,167	Series 2004-NC5, Class M1, VAR, 2.132%, 05/25/34	4,986

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
694	Series 2004-NC6, Class M2, VAR, 3.107%, 07/25/34	659
638	Series 2004-NC8, Class M3, VAR, 2.342%, 09/25/34	612
1,360	Series 2004-OP1, Class M2, VAR, 2.147%, 11/25/34	1,362
919	Series 2004-OP1, Class M3, VAR, 2.252%, 11/25/34	896
2,123	Series 2004-WMC2, Class M1, VAR, 2.147%, 07/25/34	2,076
1,001	Series 2004-WMC2, Class M2, VAR, 3.032%, 07/25/34	984
3,341	Series 2004-WMC3, Class M2, VAR, 2.027%, 01/25/35	3,172
436	Series 2005-HE1, Class M2, VAR, 1.921%, 12/25/34	384
1,179	Series 2005-HE1, Class M3, VAR, 1.996%, 12/25/34	1,009
277	Series 2005-NC1, Class M3, VAR, 1.997%, 01/25/35	251
	New Century Home Equity Loan Trust,
472	Series 2003-3, Class M1, VAR, 2.417%, 07/25/33	469
888	Series 2003-B, Class M2, VAR, 3.707%, 11/25/33	870
3,052	Series 2004-1, Class M1, VAR, 2.117%, 05/25/34	2,939
215	Series 2004-2, Class M2, VAR, 2.162%, 08/25/34	208
1,000	Series 2004-2, Class M4, VAR, 3.032%, 08/25/34	997
876	Series 2004-2, Class M6, VAR, 3.482%, 08/25/34	856
1,884	Series 2004-3, Class M2, VAR, 2.207%, 11/25/34	1,879
457	Series 2004-3, Class M3, VAR, 2.297%, 11/25/34	451
5,067	Series 2004-4, Class M1, VAR, 1.997%, 02/25/35	4,874
566	Series 2004-4, Class M2, VAR, 2.027%, 02/25/35	547
292	Series 2005-1, Class M3, VAR, 2.012%, 03/25/35	247
2,667	Series 2006-2, Class A2B, VAR, 1.392%, 08/25/36	2,453
	NovaStar Mortgage Funding Trust,
1,191	Series 2003-2, Class M2, VAR, 4.007%, 09/25/33	1,182
317	Series 2003-3, Class M2, VAR, 2.882%, 12/25/33	316

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States –– continued
4,395	Series 2004-2, Class M4, VAR, 3.032%, 09/25/34	4,318
	Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
6,259	Series 2003-5, Class A1, VAR, 1.872%, 08/25/33	5,983
498	Series 2003-5, Class A2, VAR, 1.872%, 08/25/33	482
317	Series 2003-5, Class M2, VAR, 3.557%, 08/25/33	287
	Option One Mortgage Loan Trust,
4,705	Series 2002-3, Class A1, VAR, 1.732%, 08/25/32	4,543
817	Series 2002-3, Class A2, VAR, 1.772%, 08/25/32	788
8,937	Series 2004-2, Class M1, VAR, 2.027%, 05/25/34	8,612
692	Series 2004-3, Class M2, VAR, 2.087%, 11/25/34	664
1,910	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M3, VAR, 2.957%, 10/25/34	1,765
	Pretium Mortgage Credit Partners I LLC,
4,302	Series 2016-NPL6, Class A1, SUB, 3.500%, 10/27/31 (e)	4,302
15,312	Series 2017-NPL1, Class A1, SUB, 3.500%, 04/29/32 (e)	15,370
6,000	Series 2017-NPL1, Class A2, SUB, 5.500%, 04/29/32 (e)	5,881
11,339	Series 2017-NPL2, Class A1, SUB, 3.250%, 03/28/57 (e)	11,356
2,696	Series 2017-NPL2, Class A2, SUB, 5.500%, 03/28/57 (e)	2,689
5,750	Series 2017-NPL3, Class A1, SUB, 3.250%, 06/29/32 (e)	5,748
1,472	RAAC Trust, Series 2005-RP3, Class M1, VAR, 2.032%, 05/25/39 (e)	1,451
624	RAMP Trust, Series 2002-RS2, Class AI5, VAR, 6.030%, 03/25/32	635
	RASC Trust,
711	Series 2001-KS3, Class AII, VAR, 1.692%, 09/25/31	696
1,655	Series 2005-KS2, Class M1, VAR, 1.636%, 03/25/35	1,623
3,352	Series 2005-EMX1, Class M1, VAR, 1.877%, 03/25/35	3,328
1,561	Series 2006-KS5, Class A3, VAR, 1.392%, 07/25/36	1,556

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Renaissance Home Equity Loan Trust,
1,581	Series 2002-3, Class M1, VAR, 2.732%, 12/25/32	1,574
448	Series 2003-1, Class M1, VAR, 2.732%, 06/25/33	440
1,505	Series 2003-3, Class M1, VAR, 1.962%, 12/25/33	1,466
1,369	Series 2003-3, Class M2F, SUB, 5.681%, 12/25/33	1,292
2,725	Series 2003-4, Class M1, VAR, 2.082%, 03/25/34	2,651
1,058	Series 2003-4, Class M2F, SUB, 6.244%, 03/25/34	1,016
734	Series 2004-1, Class M1, VAR, 2.102%, 05/25/34	708
487	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	498
1,094	Series 2005-2, Class AV3, VAR, 1.602%, 08/25/35	994
893	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	895
885	SASCO Mortgage Loan Trust, Series 2004-GEL3, Class M1, VAR, 2.807%, 08/25/34	882
	Saxon Asset Securities Trust,
5,227	Series 2003-3, Class M1, VAR, 2.207%, 12/25/33	5,030
267	Series 2004-2, Class AF3, VAR, 4.716%, 08/25/35	269
1,618	Series 2004-2, Class MV2, VAR, 3.032%, 08/25/35	1,606
3,766	Series 2005-2, Class M2, VAR, 1.892%, 10/25/35	3,438
	Securitized Asset-Backed Receivables LLC Trust,
2,652	Series 2004-NC1, Class M1, VAR, 2.012%, 02/25/34	2,607
897	Series 2004-OP1, Class M2, VAR, 2.882%, 02/25/34	858
3,849	Series 2004-OP2, Class M1, VAR, 2.207%, 08/25/34	3,766
1,333	Series 2005-FR2, Class M2, VAR, 2.207%, 03/25/35	1,336
2,011	Series 2005-OP1, Class M2, VAR, 1.907%, 01/25/35	1,954
2,616	Soundview Home Loan Trust, Series 2006-OPT3, Class 2A3, VAR, 1.402%, 06/25/36	2,498

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
		United States –– continued
		Specialty Underwriting & Residential Finance Trust,
1,928		Series 2004-BC1, Class M2, VAR, 2.837%, 02/25/35	1,916
1,380		Series 2004-BC3, Class M1, VAR, 2.162%, 07/25/35	1,357
5,966		Stanwich Mortgage Loan Co. LLC, Series 2017-NPA1, Class A1, SUB, 3.598%, 03/16/22 (e)	5,966
		Structured Asset Investment Loan Trust,
367		Series 2003-BC3, Class M1, VAR, 2.657%, 04/25/33	365
2,348		Series 2003-BC6, Class M1, VAR, 2.357%, 07/25/33	2,311
1,228		Series 2003-BC11, Class M2, VAR, 3.782%, 10/25/33	1,231
1,244		Series 2003-BC12, Class M1, VAR, 2.207%, 11/25/33	1,192
2,118		Series 2004-1, Class M1, VAR, 2.207%, 02/25/34	2,045
—	(h)	Series 2004-1, Class M2, VAR, 3.932%, 02/25/34	—	(h)
2,793		Series 2004-5, Class M3, VAR, 2.162%, 05/25/34	2,692
12,744		Series 2004-6, Class A3, VAR, 2.032%, 07/25/34	12,607
2,223		Series 2004-6, Class M1, VAR, 2.132%, 07/25/34	2,190
1,485		Series 2004-7, Class M1, VAR, 2.282%, 08/25/34	1,359
533		Series 2004-8, Class M2, VAR, 2.146%, 09/25/34	521
255		Series 2004-BNC1, Class A5, VAR, 2.472%, 09/25/34	252
2,289		Series 2005-HE2, Class M1, VAR, 1.952%, 07/25/35	2,288
		Structured Asset Securities Corp. Mortgage Loan Trust,
4,992		Series 2006-BC4, Class A4, VAR, 1.402%, 12/25/36	4,661
10,543		Series 2006-BC6, Class A4, VAR, 1.402%, 01/25/37	9,970
4,363		Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-AL1, Class A3, 3.450%, 02/25/32	4,286
3,214		VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.625%, 02/25/47 (e)	3,230
7,218		VOLT LVI LLC, Series 2017-NPL3, Class A1, SUB, 3.500%, 03/25/47 (e)	7,254

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
7,767	VOLT LVII LLC, Series 2017-NPL4, Class A1, SUB, 3.375%, 04/25/47 (e)	7,795
4,403	VOLT LVIII LLC, Series 2017-NPL5, Class A1, SUB, 3.375%, 05/28/47 (e)	4,402
6,679	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.250%, 05/25/47 (e)	6,687
2,000	VOLT LIX LLC, Series 2017-NPL6, Class A2, SUB, 5.375%, 05/25/47 (e)	1,995
	VOLT LX LLC,
9,662	Series 2017-NPL7, Class A1, SUB, 3.250%, 04/25/59 (e)	9,707
14,000	Series 2017-NPL7, Class A2, SUB, 5.375%, 04/25/59 (e)	13,966
	VOLT LXI LLC,
8,359	Series 2017-NPL8, Class A1, SUB, 3.125%, 06/25/47 (e)	8,358
8,500	Series 2017-NPL8, Class A2, SUB, 5.000%, 06/25/47 (e)	8,449
6,143	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	6,164
3,507	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	3,517
1,855	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	1,861
4,194	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.875%, 09/25/45 (e)	4,211
	Wells Fargo Home Equity Asset-Backed Securities Trust,
58	Series 2004-2, Class A21B, VAR, 2.072%, 10/25/34	58
956	Series 2004-2, Class M1, VAR, 2.132%, 10/25/34	939
1,477	Series 2004-2, Class M4, VAR, 3.032%, 10/25/34	1,427
711	Series 2004-2, Class M5, VAR, 3.107%, 10/25/34	691
290	Series 2004-2, Class M8A, VAR, 5.732%, 10/25/34 (e)	278
290	Series 2004-2, Class M8B, VAR, 5.000%, 10/25/34 (e)	252
	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates,
481	Series 2004-1, Class M2, VAR, 1.862%, 04/25/34	445
717	Series 2004-1, Class M4, VAR, 2.382%, 04/25/34	674

	Total Asset-Backed Securities (Cost $551,882)	577,577

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — 3.0%
	United States — 3.0%
	Adjustable Rate Mortgage Trust,
4,541	Series 2004-2, Class 6A1, VAR, 3.403%, 02/25/35	4,531
5,144	Series 2004-4, Class 4A1, VAR, 3.327%, 03/25/35	5,126
1,823	Series 2005-2, Class 3A1, VAR, 3.496%, 06/25/35	1,741
	Alternative Loan Trust,
1,005	Series 2004-12CB, Class 2A1, 6.000%, 06/25/34	1,028
52	Series 2004-16CB, Class 2A1, 5.000%, 08/25/19	52
491	Series 2004-27CB, Class A1, 6.000%, 12/25/34	484
726	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	718
96	Series 2004-28CB, Class 4A1, 5.000%, 01/25/20	97
1,387	Series 2004-28CB, Class 6A1, 6.000%, 01/25/35	1,388
4,869	Series 2004-32CB, Class 2A5, 5.500%, 02/25/35	4,988
12,520	Series 2005-3CB, Class 1A13, 5.500%, 03/25/35	11,624
215	Series 2005-3CB, Class 1A4, 5.250%, 03/25/35	213
5,997	Series 2005-6CB, Class 1A4, 5.500%, 04/25/35	5,851
675	Series 2005-6CB, Class 1A6, 5.500%, 04/25/35	686
5,734	Series 2005-10CB, Class 1A5, 5.500%, 05/25/35	5,459
3,296	Series 2005-10CB, Class 1A8, 5.500%, 05/25/35	3,244
2,522	Series 2005-13CB, Class A4, 5.500%, 05/25/35	2,467
295	Series 2005-20CB, Class 1A1, 5.500%, 07/25/35	280
5,807	Series 2005-21CB, Class A17, 6.000%, 06/25/35	5,886
1,305	Series 2005-21CB, Class A4, 5.250%, 06/25/35	1,272
2,913	Series 2005-23CB, Class A15, 5.500%, 07/25/35	2,721
51	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	51
1,162	Series 2005-64CB, Class 1A1, 5.500%, 12/25/35	1,142
2,942	Series 2005-64CB, Class 1A15, 5.500%, 12/25/35	2,891

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
866	Series 2005-85CB, Class 3A2, 5.250%, 02/25/21	840
628	Series 2005-86CB, Class A4, 5.500%, 02/25/36	537
298	Series 2005-J1, Class 3A1, 6.500%, 08/25/32	296
320	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	309
404	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	399
508	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	498
549	Series 2005-J14, Class A3, 5.500%, 12/25/35	461
1,477	Series 2006-4CB, Class 2A5, 5.500%, 04/25/36	1,399
2,271	Series 2006-14CB, Class A1, 6.000%, 06/25/36	1,959
933	Series 2006-19CB, Class A15, 6.000%, 08/25/36	818
421	Series 2006-25CB, Class A2, 6.000%, 10/25/36	369
260	Series 2006-J1, Class 1A13, 5.500%, 02/25/36	235
578	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	504
290	Series 2007-8CB, Class A9, 6.000%, 05/25/37	251
240	Series 2007-19, Class 1A8, 6.000%, 08/25/37	194
252	Series 2007-25, Class 2A1, 6.000%, 11/25/22	240
66	Series 2007-9T1, Class 3A1, 5.500%, 05/25/22	48
367	American Home Mortgage Investment, Trust, Series 2005-1, Class 6A, VAR, 3.449%, 06/25/45	372
	Banc of America Alternative Loan Trust,
673	Series 2004-12, Class 4A1, 5.500%, 01/25/20	678
159	Series 2005-3, Class 2A1, 5.500%, 04/25/20	160
128	Series 2005-4, Class 3A1, 5.500%, 05/25/20	127
81	Series 2005-6, Class 5A4, 5.500%, 07/25/35	72
94	Series 2005-6, Class 7A1, 5.500%, 07/25/20	91

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States –– continued
966	Series 2005-11, Class 4A5, 5.750%, 12/25/35	863
536	Series 2005-12, Class 5A1, 5.250%, 01/25/21	522
15	Series 2006-4, Class 2A1, 6.000%, 05/25/21	14
1,122	Series 2006-4, Class 3CB4, 6.000%, 05/25/46	1,038
748	Series 2006-5, Class CB7, 6.000%, 06/25/46	653
	Banc of America Funding Trust,
3,472	Series 2005-6, Class 1A2, 5.500%, 10/25/35	3,327
921	Series 2005-7, Class 4A7, 6.000%, 11/25/35	928
760	Series 2006-2, Class 2A20, 5.750%, 03/25/36	718
1,918	Series 2006-A, Class 1A1, VAR, 3.145%, 02/20/36	1,896
172	Series 2007-4, Class 8A1, 5.500%, 11/25/34	162
	Banc of America Mortgage Trust,
1,011	Series 2004-A, Class 2A2, VAR, 3.589%, 02/25/34	1,009
529	Series 2007-3, Class 1A1, 6.000%, 09/25/37	514
525	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, VAR, 1.392%, 02/25/34	487
636	Bear Stearns ARM Trust, Series 2005-2, Class A2, VAR, 3.636%, 03/25/35	643
822	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class M1, VAR, 1.902%, 10/25/34	334
	Chase Mortgage Finance Trust,
1,801	Series 2006-S3, Class 1A2, 6.000%, 11/25/36	1,480
1,291	Series 2006-S4, Class A5, 6.000%, 12/25/36	1,071
11,400	Series 2007-A2, Class 3A1, VAR, 3.553%, 07/25/37	11,427
336	Series 2007-S2, Class 1A8, 6.000%, 03/25/37	288
	CHL Mortgage Pass-Through Trust
216	Series 2003-27, Class A1, VAR, 3.823%, 06/25/33	217
448	Series 2003-37, Class 2A1, VAR, 3.297%, 09/25/33	447
4,991	Series 2004-25, Class 2A1, VAR, 1.912%, 02/25/35	4,693

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
41	Series 2005-5, Class A2, 5.500%, 03/25/35	41
240	Series 2005-20, Class A7, 5.250%, 12/25/27	227
3,453	Series 2005-26, Class 1A11, 5.500%, 11/25/35	3,146
317	Series 2005-30, Class A5, 5.500%, 01/25/36	305
1,893	Series 2005-31, Class 2A1, VAR, 3.149%, 01/25/36	1,730
2,227	Series 2006-10, Class 1A16, 6.000%, 05/25/36	1,873
155	Series 2006-15, Class A1, 6.250%, 10/25/36	132
648	Series 2006-17, Class A2, 6.000%, 12/25/36	561
4,150	Series 2006-18, Class 2A4, 6.000%, 12/25/36	3,792
5,000	Series 2006-HYB1, Class 2A2C, VAR, 3.136%, 03/20/36	4,446
228	Series 2006-J2, Class 1A1, 6.000%, 04/25/36	214
228	Series 2007-2, Class A2, 6.000%, 03/25/37	203
1,917	Series 2007-3, Class A18, 6.000%, 04/25/37	1,643
204	Series 2007-10, Class A4, 5.500%, 07/25/37	168
543	Series 2007-13, Class A4, 6.000%, 08/25/37	472
857	Series 2007-18, Class 2A1, 6.500%, 11/25/37	704
1,193	Citicorp Mortgage Securities Trust, Series 2007-4, Class 1A9, 6.000%, 05/25/37	1,140
	Citigroup Mortgage Loan Trust,
400	Series 2005-3, Class 2A2A, VAR, 3.331%, 08/25/35	401
754	Series 2005-11, Class A2A, VAR, 2.930%, 10/25/35	759
	Citigroup Mortgage Loan Trust, Inc.,
1,054	Series 2005-4, Class A, VAR, 3.298%, 08/25/35	1,041
1,224	Series 2005-6, Class A1, VAR, 2.690%, 09/25/35	1,261
1,118	Series 2005-9, Class 2A2, 5.500%, 11/25/35	1,121
1,225	Series 2006-8, Class A3, VAR, 1.582%, 10/25/35 (e)	938

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States –– continued
	Credit Suisse First Boston Mortgage Securities Corp.,
505	Series 2003-29, Class 3A1, 5.500%, 12/25/33	536
6,341	Series 2004-4, Class 4A1, 5.500%, 08/25/34	6,479
201	Series 2004-8, Class 4A3, 5.500%, 12/25/34	204
1,108	Series 2004-AR5, Class 6A1, VAR, 3.471%, 06/25/34	1,119
4	Series 2005-4, Class 3A17, 5.500%, 06/25/35	4
589	Series 2005-10, Class 5A3, 5.500%, 11/25/35	577
2,391	Series 2005-10, Class 11A1, 5.500%, 11/25/20	2,050
62	Series 2005-10, Class 12A1, 5.250%, 11/25/20	56
	CSFB Mortgage-Backed Pass-Through Certificates,
805	Series 2004-AR4, Class 2A1, VAR, 3.435%, 05/25/34	806
4,726	Series 2004-AR4, Class 4A1, VAR, 3.386%, 05/25/34	4,774
2,556	CSFB Mortgage-Backed Trust, Series 2004-AR6, Class 7A1, VAR, 3.475%, 10/25/34	2,589
	CSMC Mortgage-Backed Trust,
97	Series 2006-8, Class 5A1, VAR, 5.848%, 10/25/26	93
873	Series 2007-2, Class 3A13, 5.500%, 03/25/37	797
171	Series 2007-3, Class 4A5, 5.000%, 04/25/37	164
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
169	Series 2005-1, Class 2A1, VAR, 5.718%, 02/25/20	169
60	Series 2005-2, Class 2A1, VAR, 1.532%, 03/25/20	58
3,858	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, VAR, 1.488%, 08/19/45	3,623
	FHLMC Structured Agency Credit Risk Debt Notes,
880	Series 2014-DN2, Class M3, VAR, 4.832%, 04/25/24	983
3,000	Series 2017-DNA1, Class M2, VAR, 4.482%, 07/25/29	3,187
4,000	Series 2017-DNA2, Class M2, VAR, 4.682%, 10/25/29	4,308

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	First Horizon Alternative Mortgage Securities Trust,
121	Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	116
791	Series 2006-FA6, Class 3A1, 5.750%, 11/25/21	768
	First Horizon Mortgage Pass-Through Trust,
383	Series 2004-AR7, Class 4A1, VAR, 3.050%, 02/25/35	381
2,569	Series 2005-5, Class 1A6, 5.500%, 10/25/35	2,486
648	Series 2006-2, Class 1A3, 6.000%, 08/25/36	588
85	Series 2006-2, Class 1A7, 6.000%, 08/25/36	78
573	Series 2006-3, Class 1A13, 6.250%, 11/25/36	535
	FNMA, Connecticut Avenue Securities,
4,800	Series 2017-C05, Class 1M1, VAR, 1.774%, 01/25/30	4,800
3,000	Series 2017-C05, Class 1M2, VAR, 3.424%, 01/25/30	2,990
3,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2, VAR, 3.232%, 12/25/28	3,080
	GMACM Mortgage Loan Trust,
974	Series 2004-AR2, Class 3A, VAR, 3.957%, 08/19/34	942
609	Series 2005-AR1, Class 3A, VAR, 3.897%, 03/18/35	602
1,604	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	1,151
	GSR Mortgage Loan Trust,
373	Series 2004-15F, Class 1A2, 5.500%, 12/25/34	401
424	Series 2005-1F, Class 2A3, 6.000%, 02/25/35	421
2,023	Series 2005-6F, Class 3A18, 5.500%, 07/25/35	2,084
208	Series 2005-AR3, Class 6A1, VAR, 3.522%, 05/25/35	205
4,314	Series 2005-AR4, Class 3A5, VAR, 3.380%, 07/25/35	4,028
1,304	Series 2006-1F, Class 2A16, 6.000%, 02/25/36	1,160
2,112	Series 2006-1F, Class 2A9, 6.000%, 02/25/36	1,874
314	Series 2006-9F, Class 8A1, 5.500%, 08/25/21	294

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States –– continued
679	Series 2007-1F, Class 3A13, 6.000%, 01/25/37	642
432	HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 1.538%, 08/19/45	419
	Impac CMB Trust,
1,303	Series 2004-5, Class 1A1, VAR, 1.952%, 10/25/34	1,255
475	Series 2004-5, Class 1M2, VAR, 2.102%, 10/25/34	447
2,920	Series 2004-6, Class 1A2, VAR, 2.012%, 10/25/34	2,795
1,162	Series 2004-7, Class 1A2, VAR, 2.152%, 11/25/34	1,088
4,759	Series 2004-9, Class 1A1, VAR, 1.992%, 01/25/35	4,380
1,291	Series 2004-10, Class 2A, VAR, 1.872%, 03/25/35	1,171
3,548	Series 2004-10, Class 3A1, VAR, 1.932%, 03/25/35	3,233
699	Series 2005-1, Class 1A1, VAR, 1.752%, 04/25/35	666
948	Series 2005-1, Class 1A2, VAR, 1.852%, 04/25/35	881
901	Series 2005-2, Class 1A2, VAR, 1.852%, 04/25/35	793
732	Series 2005-4, Class 1A1A, VAR, 1.772%, 05/25/35	715
418	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A4, 3.750%, 08/25/33	398
	IndyMac INDX Mortgage Loan Trust,
597	Series 2005-AR3, Class 3A1, VAR, 3.054%, 04/25/35	573
1,628	Series 2005-AR14, Class 2A1A, VAR, 1.532%, 07/25/35	1,536
	JP Morgan Mortgage Trust,
265	Series 2004-A6, Class 1A1, VAR, 3.197%, 12/25/34	260
845	Series 2005-A3, Class 6A6, VAR, 3.544%, 06/25/35	828
1,048	Series 2005-A6, Class 1A2, VAR, 3.224%, 09/25/35	1,054
301	Series 2005-A8, Class 1A1, VAR, 3.080%, 11/25/35	286
1,395	Series 2006-A7, Class 2A4, VAR, 3.290%, 01/25/37	1,387
176	Series 2006-S2, Class 2A1, 5.000%, 06/25/21	169

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
81	Series 2006-S3, Class 2A4, 5.500%, 08/25/21	80
520	Series 2007-A1, Class 2A2, VAR, 3.212%, 07/25/35	510
81	Series 2007-S3, Class 2A3, 6.000%, 08/25/22	80
1,699	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	1,489
	Lehman XS Trust,
10,485	Series 2005-5N, Class 3A1A, VAR, 1.532%, 11/25/35	9,930
6,980	Series 2005-7N, Class 1A1A, VAR, 1.502%, 12/25/35	6,733
	MASTR Alternative Loan Trust,
697	Series 2004-8, Class 1A1, 6.500%, 09/25/34	757
1,795	Series 2004-12, Class 3A1, 6.000%, 12/25/34	1,868
609	Series 2005-3, Class 1A1, 5.500%, 04/25/35	625
376	Series 2005-5, Class 3A1, 5.750%, 08/25/35	320
1,069	Series 2005-6, Class 1A2, 5.500%, 12/25/35	1,017
916	Series 2006-3, Class 3A1, 5.500%, 06/25/21	864
	Merrill Lynch Mortgage Investors Trust,
163	Series 2005-1, Class 2A1, VAR, 3.076%, 04/25/35	160
516	Series 2005-1, Class 2A2, VAR, 3.076%, 04/25/35	500
2,161	Series 2006-1, Class 2A1, VAR, 3.061%, 02/25/36	2,150
458	Series 2006-AF2, Class AF2, 6.250%, 10/25/36	379
	Morgan Stanley Mortgage Loan Trust,
1,540	Series 2004-8AR, Class 4A1, VAR, 3.295%, 10/25/34	1,553
956	Series 2004-9, Class 1A, VAR, 5.446%, 11/25/34	1,002
115	Series 2005-4, Class 1A, 5.000%, 08/25/35	115
1,553	Series 2006-2, Class 1A, 5.250%, 02/25/21	1,501
	MortgageIT Trust,
5,742	Series 2005-3, Class A1, VAR, 1.832%, 08/25/35	5,459
798	Series 2005-5, Class A1, VAR, 1.492%, 12/25/35	747

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States –– continued
79	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-WF1, Class 2A5, SUB, 5.159%, 03/25/35	81
	Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
721	Series 2005-4, Class 1A2, VAR, 1.622%, 11/25/35	691
3,094	Series 2005-5, Class 1APT, VAR, 1.512%, 12/25/35	2,871
	Opteum Mortgage Acceptance Corp. Trust,
3,411	Series 2006-1, Class 1AC1, VAR, 1.532%, 04/25/36	3,180
954	Series 2006-1, Class 1APT, VAR, 1.442%, 04/25/36	878
1,407	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 3.424%, 05/25/35	1,369
	RALI Trust,
36	Series 2003-QS20, Class CB, 5.000%, 11/25/18	36
328	Series 2004-QS15, Class A2, VAR, 1.632%, 11/25/34	322
3,023	Series 2005-QA5, Class A2, VAR, 4.592%, 04/25/35	2,769
156	Series 2005-QS2, Class A1, 5.500%, 02/25/35	154
2,903	Series 2005-QS6, Class A1, 5.000%, 05/25/35	2,718
1,477	Series 2005-QS17, Class A3, 6.000%, 12/25/35	1,436
2,577	Series 2006-QS3, Class 1A10, 6.000%, 03/25/36	2,400
2,865	Series 2006-QS4, Class A2, 6.000%, 04/25/36	2,582
90	Series 2006-QS18, Class 3A1, 5.750%, 12/25/21	86
	Residential Asset Securitization Trust,
142	Series 2004-A6, Class A1, 5.000%, 08/25/19	142
79	Series 2004-A8, Class A1, 5.250%, 11/25/34	79
4,621	Series 2005-A3, Class A2, 5.500%, 04/25/35	4,033
2,700	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	2,530
214	Series 2005-A14, Class A1, 5.500%, 12/25/35	187
	RFMSI Trust
371	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	372

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
185	Series 2005-S7, Class A6, 5.500%, 11/25/35	180
923	Series 2005-SA1, Class 3A, VAR, 3.157%, 03/25/35	920
3,615	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	3,452
3,747	Series 2006-SA4, Class 2A1, VAR, 4.496%, 11/25/36	3,559
1,475	Sequoia Mortgage Trust, Series 2007-3, Class 1A1, VAR, 1.428%, 07/20/36	1,403
	Structured Adjustable Rate Mortgage Loan Trust,
1,125	Series 2004-16, Class 5A2, VAR, 3.325%, 11/25/34	1,129
664	Series 2005-1, Class 1A1, VAR, 3.351%, 02/25/35	642
241	Series 2005-17, Class 4A3, VAR, 3.383%, 08/25/35	238
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
904	Series 2003-35, Class B1, VAR, 5.461%, 12/25/33	778
6,822	Series 2004-10, Class 1A1, VAR, 5.384%, 06/25/34	6,938
	WaMu Mortgage Pass-Through Certificates Trust,
1,845	Series 2004-AR10, Class A1B, VAR, 1.652%, 07/25/44	1,788
2,315	Series 2004-AR11, Class A, VAR, 2.942%, 10/25/34	2,314
5,958	Series 2005-AR5, Class A6, VAR, 2.999%, 05/25/35	5,979
2,208	Series 2005-AR7, Class A3, VAR, 3.162%, 08/25/35	2,212
3,291	Series 2005-AR14, Class 1A3, VAR, 2.852%, 12/25/35	3,181
2,195	Series 2005-AR14, Class 1A4, VAR, 2.852%, 12/25/35	2,128
71	Series 2005-AR15, Class A1A1, VAR, 1.492%, 11/25/45	68
1,315	Series 2005-AR16, Class 1A1, VAR, 2.910%, 12/25/35	1,272
156	Series 2005-AR18, Class 1A3A, VAR, 2.882%, 01/25/36	156
602	Series 2006-AR2, Class 1A1, VAR, 2.920%, 03/25/36	569
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
1,483	Series 2005-1, Class 1A3, 5.500%, 03/25/35	1,435

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States –– continued
922	Series 2005-4, Class CB7, 5.500%, 06/25/35	862
1,439	Series 2005-10, Class 4CB1, 5.750%, 12/25/35	1,400
1,041	Series 2006-3, Class 5A2, 5.500%, 03/25/21	991
314	Series 2006-5, Class 2CB5, 6.500%, 07/25/36	275
1,708	Series 2007-1, Class 2A1, 6.000%, 01/25/22	1,644
	Wells Fargo Mortgage-Backed Securities Trust,
3,539	Series 2004-M, Class A1, VAR, 3.401%, 08/25/34	3,621
5,162	Series 2004-N, Class A6, VAR, 3.474%, 08/25/34	5,183
4,902	Series 2004-N, Class A7, VAR, 3.474%, 08/25/34	4,921
937	Series 2004-Q, Class 1A1, VAR, 3.061%, 09/25/34	944
578	Series 2004-Q, Class 1A2, VAR, 3.061%, 09/25/34	585
731	Series 2004-BB, Class A5, VAR, 3.083%, 01/25/35	738
7,315	Series 2004-DD, Class 1A1, VAR, 3.113%, 01/25/35	7,553
776	Series 2004-DD, Class 2A6, VAR, 3.111%, 01/25/35	794
161	Series 2005-AR2, Class 2A2, VAR, 3.162%, 03/25/35	162
729	Series 2005-AR3, Class 2A1, VAR, 3.362%, 03/25/35	735
418	Series 2005-AR4, Class 2A2, VAR, 3.320%, 04/25/35	420
2,039	Series 2005-AR5, Class 1A1, VAR, 3.274%, 04/25/35	2,032
139	Series 2005-AR7, Class 2A1, VAR, 3.302%, 05/25/35	138
3,817	Series 2005-AR8, Class 1A1, VAR, 3.291%, 06/25/35	3,878
2,665	Series 2005-AR10, Class 1A1, VAR, 3.218%, 06/25/35	2,779
1,140	Series 2005-AR11, Class 1A1, VAR, 3.049%, 06/25/35	1,145
674	Series 2005-AR15, Class 1A6, VAR, 3.041%, 09/25/35	641
2,365	Series 2005-AR16, Class 6A3, VAR, 3.346%, 10/25/35	2,367
323	Series 2005-AR16, Class 7A1, VAR, 3.104%, 10/25/35	316

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
630	Series 2006-4, Class 1A9, 5.750%, 04/25/36	635
2,041	Series 2006-AR2, Class 2A1, VAR, 3.126%, 03/25/36	2,056
360	Series 2006-AR2, Class 2A3, VAR, 3.126%, 03/25/36	361
2,073	Series 2006-AR6, Class 5A1, VAR, 3.208%, 03/25/36	2,068
482	Series 2006-AR19, Class A3, VAR, 3.046%, 12/25/36	445
342	Series 2007-2, Class 1A13, 6.000%, 03/25/37	338
656	Series 2007-15, Class A1, 6.000%, 11/25/37	652

	Total Collateralized Mortgage Obligations (Cost $371,127)	378,157

Commercial Mortgage-Backed Securities — 0.8%
	United States — 0.8%
	Banc of America Commercial Mortgage Trust,
679	Series 2006-1, Class C, VAR, 5.509%, 09/10/45	678
59	Series 2007-3, Class AJ, VAR, 5.676%, 06/10/49	60
5,000	Series 2007-3, Class B, VAR, 5.676%, 06/10/49	5,056
	Bear Stearns Commercial Mortgage Securities Trust,
7,165	Series 2006-PW13, Class C, VAR, 5.680%, 09/11/41 (e)	6,893
257	Series 2007-PW16, Class AJ, VAR, 5.652%, 06/11/40	257
5,790	Series 2007-PW17, Class AJ, VAR, 5.933%, 06/11/50	5,808
1,373	CD Commercial Mortgage Trust, Series 2005-CD1, Class E, VAR, 5.262%, 07/15/44	1,371
	CD Mortgage Trust,
2,400	Series 2007-CD5, Class B, VAR, 6.325%, 11/15/44	2,405
3,159	Series 2007-CD5, Class D, VAR, 6.325%, 11/15/44 (e)	3,163
	Commercial Mortgage Trust,
2,275	Series 2007-GG11, Class AJ, VAR, 6.113%, 12/10/49	2,283
5,400	Series 2015-CR23, Class CMC, VAR, 3.685%, 05/10/48 (e)	5,387

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	United States –– continued
2,148	Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.416%, 02/15/40	2,146
2,597	GS Mortgage Securities Trust, Series 2006-GG8, Class AJ, 5.622%, 11/10/39	2,377
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,500	Series 2005-LDP2, Class E, VAR, 4.981%, 07/15/42	1,513
4,900	Series 2006-LDP8, Class D, VAR, 5.618%, 05/15/45	4,884
4,749	Series 2007-LD11, Class AM, VAR, 5.948%, 06/15/49	4,862
1,584	Series 2007-LDPX, Class AM, VAR, 5.464%, 01/15/49	1,583
499	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 5.908%, 07/15/44	501
	LB-UBS Commercial Mortgage Trust,
2,410	Series 2006-C6, Class B, VAR, 5.472%, 09/15/39	217
6,701	Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39	5,361
103	Series 2007-C1, Class C, VAR, 5.533%, 02/15/40	102
9,200	Series 2007-C6, Class AJ, VAR, 6.239%, 07/15/40	9,338
	Morgan Stanley Capital I Trust,
3,480	Series 2006-HQ8, Class C, VAR, 5.461%, 03/12/44	3,419
1,000	Series 2006-HQ8, Class D, VAR, 5.461%, 03/12/44	866
3,584	Series 2006-HQ9, Class D, VAR, 5.862%, 07/12/44	3,577
3,523	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	3,525
2,922	Series 2007-HQ11, Class B, VAR, 5.538%, 02/12/44	2,729
3,848	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	3,766
	Wachovia Bank Commercial Mortgage Trust,
485	Series 2006-C29, Class AJ, VAR, 5.368%, 11/15/48	486
5,577	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	5,695
1,200	Series 2007-C31, Class C, VAR, 5.935%, 04/15/47	1,218
2,650	Series 2007-C33, Class B, VAR, 5.996%, 02/15/51	2,541

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
6,313	Series 2007-C33, Class C, VAR, 5.996%, 02/15/51	5,571
2,075	Series 2007-C33, Class AJ, VAR, 5.996%, 02/15/51	2,116
2,500	Series 2007-C34, Class AJ, VAR, 6.093%, 05/15/46	2,498
1,500	Series 2007-C34, Class B, VAR, 6.168%, 05/15/46	1,500

	Total Commercial Mortgage-Backed Securities (Cost $111,657)	105,752

SHARES
Common Stocks — 43.9%
	Australia — 0.5%
477	BHP Billiton plc	8,698
2,406	Goodman Group	15,334
8,660	Mirvac Group	15,042
6,906	Scentre Group	22,836

		61,910

	Belgium — 0.5%
432	Anheuser-Busch InBev SA/NV	52,135
84	KBC Group NV	6,952
116	Proximus SADP	4,072
37	Warehouses De Pauw, CVA	4,132

		67,291

	Brazil — 0.5%
4,024	Ambev SA, ADR	24,463
2,144	BB Seguridade Participacoes SA	18,845
1,291	Engie Brasil Energia SA	14,463
183	Smiles SA (a)	3,800

		61,571

	Canada — 0.4%
369	Allied Properties REIT	11,290
340	Canadian Apartment Properties REIT	8,826
484	TransCanada Corp.	24,745

		44,861

	Chile — 0.2%
830	Banco Santander Chile, ADR	23,474

	China — 1.1%
1,421	China Mobile Ltd.	15,189
10,400	China Resources Power Holdings Co. Ltd.	19,803
29,495	CNOOC Ltd.	33,013
4,485	Fuyao Glass Industry Group Co. Ltd., Class A	15,476

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	China –– continued
2,470	Fuyao Glass Industry Group Co. Ltd., Class H (e)	8,408
1,300	Henan Shuanghui Investment & Development Co. Ltd., Class A	4,094
413	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,487
9,494	Lenovo Group Ltd.	5,872
3,592	Midea Group Co. Ltd., Class A	21,979
2,784	Zhengzhou Yutong Bus Co. Ltd., Class A	9,148

		138,469

	Czech Republic — 0.3%
380	Komercni banka A/S	16,369
7,199	Moneta Money Bank A/S (e)	25,944

		42,313

	Denmark — 0.4%
689	Danske Bank A/S	27,922
99	ISS A/S	4,068
273	Novo Nordisk A/S, Class B	11,604
46	Pandora A/S	5,318
231	Tryg A/S	5,199

		54,111

	Finland — 0.7%
135	Elisa OYJ	5,570
124	Metso OYJ	3,950
105	Neste OYJ	4,551
1,299	Nokia OYJ	8,291
117	Nokian Renkaat OYJ	4,766
70	Orion OYJ, Class B	3,562
173	Sampo OYJ, Class A	9,464
443	Stora Enso OYJ, Class R	5,926
1,583	UPM-Kymmene OYJ	43,085

		89,165

	France — 2.4%
472	AXA SA	13,929
197	BNP Paribas SA	15,229
102	Bouygues SA	4,377
186	Bureau Veritas SA	4,228
128	Cie de Saint-Gobain	7,096
203	Cie Generale des Etablissements Michelin	27,447
243	CNP Assurances	5,866
369	Credit Agricole SA	6,484
159	Edenred	4,178
386	Electricite de France SA	3,916
645	Engie SA	10,381

SHARES	SECURITY DESCRIPTION	VALUE
	France –– continued
251	Eutelsat Communications SA	6,784
72	Fonciere Des Regions	6,979
44	Imerys SA	3,822
190	Klepierre	7,722
113	Mercialys SA	2,280
1,078	Natixis SA	7,832
238	Peugeot SA	5,121
61	Renault SA	5,537
188	Sanofi	17,882
119	Schneider Electric SE (a)	9,353
170	SCOR SE	7,150
210	Societe Generale SA	12,342
341	TOTAL SA	17,357
313	Unibail-Rodamco SE	78,208
57	Veolia Environnement S.A.	1,282
106	Vinci SA	9,474

		302,256

	Germany — 2.2%
202	Allianz SE (Registered)	43,076
700	Aroundtown Property Holdings plc	4,145
60	Axel Springer SE	3,806
157	BASF SE	14,945
86	Bayerische Motoren Werke AG	7,888
446	Daimler AG (Registered)	31,241
225	Deutsche Post AG (Registered)	8,734
608	Deutsche Telekom AG (Registered)	11,108
435	Deutsche Wohnen AG	17,241
685	E.ON SE	6,781
115	Evonik Industries AG	3,929
42	Hannover Rueck SE	5,334
51	HUGO BOSS AG	3,860
107	Innogy SE (e)	4,495
123	Metro Wholesale & Food Specialist AG (a)	2,479
32	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,948
252	RWE AG (a)	5,314
508	Siemens AG (Registered)	68,964
1,262	Telefonica Deutschland Holding AG	6,517
458	TUI AG	7,194
140	Vonovia SE	5,693

		269,692

	Hong Kong — 0.5%
776	Hang Seng Bank Ltd.	16,873
9,044	HKT Trust & HKT Ltd.	11,857

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Hong Kong –– continued
1,136	Hongkong Land Holdings Ltd.	8,533
1,539	Link REIT	12,491
3,106	Sands China Ltd.	14,384
59	VTech Holdings Ltd.	856

		64,994

	Hungary — 0.2%
518	OTP Bank plc	19,268

	India — 0.4%
2,468	Coal India Ltd.	9,583
1,076	Infosys Ltd., ADR	17,001
2,081	ITC Ltd.	9,249
221	Tata Consultancy Services Ltd.	8,573

		44,406

	Indonesia — 0.2%
52,103	Telekomunikasi Indonesia Persero Tbk. PT	18,313

	Ireland — 0.0% (g)
561	Bank of Ireland Group plc (a)	4,680
8	Frontera Energy Corp. (a)	233
21	Frontera Energy Corp. (a)	573

		5,486

	Italy — 0.3%
380	Assicurazioni Generali SpA	6,892
174	Atlantia SpA	5,306
1,710	Enel SpA	9,752
2,526	Intesa Sanpaolo SpA	8,697
421	Mediobanca SpA	4,388
844	Terna Rete Elettrica Nazionale SpA	4,823

		39,858

	Japan — 1.1%
2	Activia Properties, Inc.	10,320
487	Bridgestone Corp.	20,497
462	Daiwa House Industry Co. Ltd.	16,112
3	Daiwa House REIT Investment Corp.	7,046
279	Japan Airlines Co. Ltd.	9,014
16	Japan Hotel REIT Investment Corp.	11,518
633	Japan Tobacco, Inc.	22,007
7	Nippon Prologis REIT, Inc.	13,930
336	Nippon Telegraph & Telephone Corp.	16,438
4	Orix JREIT, Inc.	5,525

		132,407

	Mexico — 0.4%
2,046	Bolsa Mexicana de Valores SAB de CV	3,522
6,159	Fibra Uno Administracion SA de CV	11,381

SHARES	SECURITY DESCRIPTION	VALUE
	Mexico –– continued
8,874	Kimberly-Clark de Mexico SAB de CV, Class A	17,865
4,903	Wal-Mart de Mexico SAB de CV	11,313

		44,081

	Netherlands — 1.2%
174	ABN AMRO Group NV, CVA (e)	4,916
1,373	Aegon NV	7,694
70	Akzo Nobel NV	6,378
61	Eurocommercial Properties NV, CVA	2,467
1,543	ING Groep NV	28,834
1,003	Koninklijke Ahold Delhaize NV	20,510
1,861	Koninklijke KPN NV	6,748
766	NN Group NV	31,053
76	Randstad Holding NV	4,577
892	Royal Dutch Shell plc, Class B	25,419
164	Vastned Retail NV	7,500

		146,096

	New Zealand — 0.0% (g)
65	UCI International Holdings (a)	971

	Norway — 0.3%
335	DNB ASA	6,582
163	Gjensidige Forsikring ASA	2,815
822	Norsk Hydro ASA	5,307
446	Orkla ASA	4,590
335	Statoil ASA	6,296
376	Telenor ASA	7,514

		33,104

	Portugal — 0.0% (g)
1,200	EDP - Energias de Portugal SA	4,259

	Russia — 0.5%
229	LUKOIL PJSC, ADR	10,682
511	MMC Norilsk Nickel PJSC, ADR	7,589
9,966	Moscow Exchange MICEX-RTS PJSC	17,856
330	PhosAgro PJSC, GDR	4,520
3,690	Sberbank of Russia PJSC	10,164
794	Sberbank of Russia PJSC, ADR	9,326
59	Severstal PJSC, GDR	829
327	Severstal PJSC, GDR	4,488

		65,454

	Singapore — 0.1%
992	Ascendas REIT	1,976
1,584	CapitaLand Commercial Trust	2,009
694	DBS Group Holdings Ltd.	11,064

		15,049

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	South Africa — 0.8%
1,873	AVI Ltd.	13,928
1,231	Barclays Africa Group Ltd.	13,518
446	Bid Corp. Ltd.	10,720
5,334	FirstRand Ltd.	20,981
631	Investec plc	4,790
2,678	MMI Holdings Ltd.	4,196
179	Mondi plc	4,714
302	SPAR Group Ltd. (The)	3,785
880	Vodacom Group Ltd.	11,891
2,124	Woolworths Holdings Ltd.	10,149

		98,672

	South Korea — 0.4%
166	Kangwon Land, Inc.	5,505
175	KT&G Corp.	17,804
8	Samsung Electronics Co. Ltd.	17,720
493	SK Telecom Co. Ltd., ADR	13,439

		54,468

	Spain — 1.2%
350	Abertis Infraestructuras SA	6,895
128	ACS Actividades de Construccion y Servicios SA	4,891
26	Aena SA (e)	5,121
1,305	Banco Bilbao Vizcaya Argentaria SA	11,809
2,981	Banco de Sabadell SA	6,658
2,689	Banco Santander SA	18,305
819	Bankia SA	4,141
459	Bankinter SA	4,472
1,206	CaixaBank SA	6,281
639	Distribuidora Internacional de Alimentacion SA	4,305
327	Endesa SA	7,730
295	Gas Natural SDG SA	6,901
4,297	Iberdrola SA	33,875
1,806	Mapfre SA	6,728
577	Repsol SA	9,665
901	Telefonica SA	10,206

		147,983

	Sweden — 0.5%
141	Electrolux AB, Series B	4,824
134	ICA Gruppen AB	5,382
147	Kinnevik AB, Class B	4,523
930	Nordea Bank AB	11,731

SHARES	SECURITY DESCRIPTION	VALUE
	Sweden –– continued
728	Skandinaviska Enskilda Banken AB, Class A	9,221
208	SKF AB, Class B	4,127
448	Svenska Handelsbanken AB, Class A	6,664
375	Swedbank AB, Class A	9,790
125	Swedish Match AB	4,402
603	Tele2 AB, Class B	7,173

		67,837

	Switzerland — 1.4%
397	ABB Ltd. (Registered)	9,309
549	Credit Suisse Group AG (Registered) (a)	8,438
285	Ferguson PLC	17,009
2,555	Glencore plc (a)	11,269
250	LafargeHolcim Ltd. (Registered) (a)	14,952
498	Novartis AG (Registered)	42,461
496	Swiss Re AG	47,781
697	UBS Group AG (Registered) (a)	12,127
32	Zurich Insurance Group AG	9,612

		172,958

	Taiwan — 1.1%
897	Asustek Computer, Inc.	8,342
1,275	Chicony Electronics Co. Ltd.	3,281
1,582	Delta Electronics, Inc.	8,408
291	Far EasTone Telecommunications Co. Ltd.	704
1,247	MediaTek, Inc.	10,977
5,089	Mega Financial Holding Co. Ltd.	4,307
2,644	Novatek Microelectronics Corp.	10,054
1,424	President Chain Store Corp.	12,067
7,464	Quanta Computer, Inc.	17,697
4,634	Taiwan Mobile Co. Ltd.	16,585
1121	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	40,305
5,228	Vanguard International Semiconductor Corp.	9,787

		142,514

	Thailand — 0.2%
868	Siam Cement PCL (The) (Registered)	13,190
2,506	Siam Commercial Bank PCL (The)	11,072
2,169	Thai Oil PCL	5,590

		29,852

	Turkey — 0.2%
323	Ford Otomotiv Sanayi A/S	4,138
973	Tofas Turk Otomobil Fabrikasi A/S	8,553

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Turkey — continued
379	Tupras Turkiye Petrol Rafinerileri A/S	11,694

		24,385

	United Arab Emirates — 0.1%
3,822	National Bank of Abu Dhabi PJSC	11,081

	United Kingdom — 5.7%
425	3i Group plc	5,243
491	Anglo American plc (a)	8,117
1,676	Assura plc	1,417
168	AstraZeneca plc	10,013
1,044	Aviva plc	7,422
313	Babcock International Group plc	3,491
2,773	BAE Systems plc	21,998
716	Barratt Developments plc	5,819
260	Berkeley Group Holdings plc	11,980
955	British American Tobacco plc	59,408
2,413	British Land Co. plc (The)	19,443
1,993	Centrica plc	5,220
361	Compass Group plc	7,706
7,772	Direct Line Insurance Group plc	38,412
896	Dixons Carphone plc	3,181
221	easyJet plc	3,602
1,411	G4S plc	6,124
945	GKN plc	4,008
3,656	GlaxoSmithKline plc	72,783
566	Hammerson plc	4,288
6,719	HSBC Holdings plc	67,310
256	IMI plc	4,061
246	Imperial Brands plc	10,146
99	InterContinental Hotels Group plc	5,606
598	International Consolidated Airlines Group SA	4,564
1,406	J Sainsbury plc	4,543
356	Land Securities Group plc	4,798
2,718	Legal & General Group plc	9,624
13,824	Lloyds Banking Group plc	11,951
574	LondonMetric Property plc	1,275
623	Meggitt plc	4,136
1,033	NewRiver REIT plc	4,812
1,991	Old Mutual plc	5,165
1,201	Persimmon plc	39,679
493	Prudential plc	12,024
984	Rio Tinto plc	46,117
574	RSA Insurance Group plc	4,945

SHARES	SECURITY DESCRIPTION	VALUE
	United Kingdom –– continued
1,856	Safestore Holdings plc	10,342
95	Schroders plc	4,335
1,617	Segro plc	11,255
144	Severn Trent plc	4,251
220	Smiths Group plc	4,452
287	St James’s Place plc	4,617
910	Standard Life plc	5,240
397	Tate & Lyle plc	3,521
4,960	Taylor Wimpey plc	12,459
2,455	Tritax Big Box REIT plc	4,853
448	Unilever plc	25,531
19,787	Vodafone Group plc	58,002
1,305	WPP plc	26,620

		715,909

	United States — 17.9%
56	3M Co.	11,186
43	AbbVie, Inc.	3,036
384	Accenture plc, Class A	49,494
42	Air Products & Chemicals, Inc.	5,979
118	Alexandria Real Estate Equities, Inc.	14,256
800	Altria Group, Inc.	51,990
99	Analog Devices, Inc.	7,832
310	Apartment Investment & Management Co., Class A	14,117
288	Apple, Inc.	42,787
61	Arthur J Gallagher & Co.	3,597
970	AT&T, Inc.	37,845
79	Automatic Data Processing, Inc.	9,342
180	AvalonBay Communities, Inc.	34,626
1,086	Bank of America Corp.	26,184
311	BB&T Corp.	14,698
636	Brandywine Realty Trust	10,692
142	Bristol-Myers Squibb Co.	8,054
433	Brixmor Property Group, Inc.	8,486
248	Camden Property Trust	22,255
170	Chevron Corp.	18,550
81	Chubb Ltd.	11,890
110	Cincinnati Financial Corp.	8,371
57	Cinemark Holdings, Inc.	2,206
300	CME Group, Inc.	36,791
207	CMS Energy Corp.	9,559
154	Coca-Cola Co. (The)	7,080
1,269	Comcast Corp., Class A	51,321
417	ConocoPhillips	18,897

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United States –– continued
282	Digital Realty Trust, Inc.	32,570
135	Dr Pepper Snapple Group, Inc.	12,331
23	DTE Energy Co.	2,502
186	Duke Realty Corp.	5,310
3	Dynegy, Inc. (a)	22
86	Edison International	6,741
376	EI du Pont de Nemours & Co.	30,904
84	Eli Lilly & Co.	6,972
107	Extra Space Storage, Inc.	8,535
178	Exxon Mobil Corp.	14,210
138	Fidelity National Information Services, Inc.	12,625
49	General Dynamics Corp.	9,570
633	General Motors Co.	22,785
45	Gilead Sciences, Inc.	3,444
53	Goodman Private (a)	—	(h)
171	Gramercy Property Trust	5,167
279	Halcon Resources Corp. (a)	1,831
1,152	HCP, Inc.	36,447
287	Healthcare Trust of America, Inc., Class A	8,788
278	Highwoods Properties, Inc.	14,316
430	Home Depot, Inc. (The)	64,260
119	Honeywell International, Inc.	16,266
1,140	Host Hotels & Resorts, Inc.	21,276
1,153	HP, Inc.	22,027
135	Illinois Tool Works, Inc.	18,968
129	International Business Machines Corp.	18,727
92	JBG SMITH Properties (a)	3,254
681	Johnson & Johnson	90,340
63	Kimberly-Clark Corp.	7,750
718	Kimco Realty Corp.	14,497
487	Kinder Morgan, Inc.	9,944
381	KLA-Tencor Corp.	35,247
253	LaSalle Hotel Properties	7,480
368	Liberty Property Trust	15,454
45	M&T Bank Corp.	7,371
224	Macerich Co. (The)	12,882
417	Merck & Co., Inc.	26,633
405	MetLife, Inc.	22,273
1,189	Microsoft Corp.	86,419
140	Mid-America Apartment Communities, Inc.	14,533
258	Mondelez International, Inc., Class A	11,349
886	Morgan Stanley	41,537
219	National Health Investors, Inc.	16,921
3	Nebraska Book Holdings, Inc. (a)	—	(h)

SHARES		SECURITY DESCRIPTION	VALUE
		United States –– continued
348		NextEra Energy, Inc.	50,900
178		NII Holdings, Inc. (a)	101
259		NiSource, Inc.	6,751
170		Northern Trust Corp.	14,914
1,426		Occidental Petroleum Corp.	88,325
22		Penn Virginia Corp. (a)	847
445		PepsiCo, Inc.	51,912
2,563		Pfizer, Inc.	84,988
424		Philip Morris International, Inc.	49,432
175		PNC Financial Services Group, Inc. (The)	22,494
120		PPG Industries, Inc.	12,613
44		Procter & Gamble Co. (The)	3,960
654		Prologis, Inc.	39,772
159		Prudential Financial, Inc.	17,974
135		Public Storage	27,760
182		Quality Care Properties, Inc. (a)	3,062
93		Realty Income Corp.	5,287
115		Regency Centers Corp.	7,587
131		Republic Services, Inc.	8,427
—	(h)	Sabine Oil & Gas Holdings, Inc. (a)	19
275		Senior Housing Properties Trust	5,355
148		Simon Property Group, Inc.	23,466
93		SL Green Realty Corp.	9,584
16		Snap-on, Inc.	2,409
1,182		Spirit Realty Capital, Inc.	9,370
17		Stone Energy Corp. (a)	356
154		STORE Capital Corp.	3,613
146		Sunstone Hotel Investors, Inc.	2,381
137		T Rowe Price Group, Inc.	11,330
600		Texas Instruments, Inc.	48,841
59		Time Warner, Inc.	6,084
191		Travelers Cos., Inc. (The)	24,468
250		UnitedHealth Group, Inc.	47,906
457		US Bancorp	24,111
340		Valero Energy Corp.	23,468
40		Validus Holdings Ltd.	2,131
241		Ventas, Inc.	16,205
382		Verizon Communications, Inc.	18,480
483		Vistra Energy Corp.	7,934
183		Vornado Realty Trust	14,556
1,072		Wells Fargo & Co.	57,830
612		Xcel Energy, Inc.	28,969

			2,247,571

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
	Common Stocks — continued
		United States –– continued
		Total Common Stocks (Cost $4,693,699)	5,502,089

PRINCIPAL AMOUNT/UNITS
	Convertible Bonds — 1.3%
		Bermuda — 0.0% (g)
	1,071	Golar LNG Ltd., 2.750%, 02/15/22 (e)	1,038

		China — 0.0% (g)
	600	Cosmos Boom Investment Ltd., Reg. S, 0.500%, 06/23/20	591
	250	Shui On Development Holding Ltd., Reg. S, VAR, 7.500%, 06/04/20	266

			857

		Cyprus — 0.0% (g)
GBP	3,200	Volcan Holdings plc, Reg. S, 4.125%, 04/11/20	4,345

		France — 0.0% (g)
EUR	576Units	Rallye SA, Reg. S, 1.000%, 10/02/20	713

		Germany — 0.1%
EUR	3,300	Bayer Capital Corp. BV, 5.625%, 11/22/19 (e)	4,549
EUR	3,400	Rocket Internet SE, Reg. S, 3.000%, 07/22/22	3,985

			8,534

		Hong Kong — 0.1%
	6,000	China Overseas Finance Investment Cayman V Ltd., Reg. S, Zero Coupon, 01/05/23	6,292
	1,531	PB Issuer No. 4 Ltd., Reg. S, 3.250%, 07/03/21	1,499

			7,791

		Japan — 0.0% (g)
	1,300	Shizuoka Bank Ltd. (The), Reg. S, Zero Coupon, 04/25/18	1,277

		Malaysia — 0.0% (g)
	2,558	Cahaya Capital Ltd., Reg. S, Zero Coupon, 09/18/21	2,499

		Mexico — 0.0% (g)
EUR	3,500	America Movil BV, Reg. S, Series KPN, 5.500%, 09/17/18	3,853

		Monaco — 0.0% (g)
	2,769	Scorpio Tankers, Inc., 2.375%, 07/01/19 (e)	2,478

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Netherlands — 0.0% (g)
EUR	1,100	OCI NV, Reg. S, 3.875%, 09/25/18	1,320

		Russia — 0.0% (g)
	1,368	Yandex NV, 1.125%, 12/15/18	1,338

		Singapore — 0.1%
	2,600	BW Group Ltd., Reg. S, 1.750%, 09/10/19	2,450
		CapitaLand Ltd.,
SGD	4,250	Reg. S, 1.850%, 06/19/20	3,120
SGD	5,000	Reg. S, Series CAPL, 2.950%, 06/20/22	3,699

			9,269

		South Africa — 0.1%
GBP	4,200	Brait SE, Reg. S, 2.750%, 09/18/20	5,126
GBP	900	Remgro Jersey GBP Ltd., Reg. S, 2.625%, 03/22/21	1,196
EUR	1,800	Steinhoff Finance Holding GmbH, Reg. S, 1.250%, 10/21/23	2,097

			8,419

		Spain — 0.0% (g)
EUR	2,200	Sacyr SA, Reg. S, 4.000%, 05/08/19	2,592
EUR	1,300	Telefonica Participaciones SAU, Reg. S, 4.900%, 09/25/17	1,481

			4,073

		Sweden — 0.0% (g)
SEK	11,000	SAS AB, Reg. S, 3.625%, 04/01/19	1,371

		Taiwan — 0.0% (g)
	2,500	TPK Holding Co. Ltd., Reg. S, Zero Coupon, 04/08/20	2,534
	700	Zhen Ding Technology Holding Ltd., Reg. S, Zero Coupon, 06/26/19	712

			3,246

		United Arab Emirates — 0.1%
		Aabar Investments PJSC,
EUR	5,000	Reg. S, 0.500%, 03/27/20	5,221
EUR	2,600	Reg. S, 1.000%, 03/27/22	2,596
	4,800	DP World Ltd., Reg. S, 1.750%, 06/19/24	4,968

			12,785

		United Kingdom — 0.1%
GBP	3,000	Intu Jersey 2 Ltd., Reg. S, 2.875%, 11/01/22	3,792
GBP	2,800	Vodafone Group plc, Reg. S, 2.000%, 02/25/19	4,218

			8,010

		United States — 0.7%
		Ares Capital Corp.,
	917	4.750%, 01/15/18	926

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — continued
	United States –– continued
1,246	BlackRock Capital Investment Corp., 5.000%, 06/15/22	1,287
807	Cheniere Energy, Inc., 4.250%, 03/15/45	553
2,613	Chesapeake Energy Corp., 5.500%, 09/15/26 (e)	2,469
	Colony NorthStar, Inc.,
1,455	3.875%, 01/15/21	1,491
950	5.000%, 04/15/23	1,004
4,554	DISH Network Corp., 2.375%, 03/15/24 (e)	4,861
1,573	Echo Global Logistics, Inc., 2.500%, 05/01/20	1,467
2,979	Ensco Jersey Finance Ltd., 3.000%, 01/31/24 (e)	2,357
3,578	Extra Space Storage LP, 3.125%, 10/01/35 (e)	3,873
5,481	FireEye, Inc., Series B, 1.625%, 06/01/35	4,977
1,218	IAS Operating Partnership LP, 5.000%, 03/15/18 (e)	1,232
533	Impax Laboratories, Inc., 2.000%, 06/15/22	467
1,293	Intercept Pharmaceuticals, Inc., 3.250%, 07/01/23	1,293
	Liberty Interactive LLC,
320	3.750%, 02/15/30	218
6,288	4.000%, 11/15/29	4,276
3,772	Macquarie Infrastructure Corp., 2.000%, 10/01/23	3,720
2,114	Microchip Technology, Inc., 1.625%, 02/15/27 (e)	2,341
755	Micron Technology, Inc., Series G, 3.000%, 11/15/43	812
2,457	Nabors Industries, Inc., 0.750%, 01/15/24 (e)	1,933
1,004	Navistar International Corp., 4.500%, 10/15/18	1,010
67	Nebraska Book Holdings, Inc., 2.000% (PIK), 04/01/26 (d) (e) (v)	7
1,018	Neurocrine Biosciences, Inc., 2.250%, 05/15/24 (e)	1,038
2,003	NRG Yield, Inc., 3.250%, 06/01/20 (e)	1,992
	Nuance Communications, Inc.,
561	1.000%, 12/15/35	541
488	2.750%, 11/01/31	488
650	ON Semiconductor Corp., 1.625%, 10/15/23 (e)	672
1,336	Pandora Media, Inc., 1.750%, 12/01/20	1,272

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Prospect Capital Corp.,
1,242	4.750%, 04/15/20	1,253
1,208	5.750%, 03/15/18	1,237
1,202	5.875%, 01/15/19	1,238
505	Redwood Trust, Inc., 4.625%, 04/15/18	511
1,680	RWT Holdings, Inc., 5.625%, 11/15/19	1,762
1,083	SolarCity Corp., 1.625%, 11/01/19	1,018
	Spirit Realty Capital, Inc.,
1,350	2.875%, 05/15/19	1,346
3,821	3.750%, 05/15/21	3,828
1,251	Starwood Property Trust, Inc., 4.375%, 04/01/23	1,267
	SunPower Corp.,
6	0.750%, 06/01/18	6
1,278	0.875%, 06/01/21	1,033
1,131	TCP Capital Corp., 4.625%, 03/01/22 (e)	1,156
1,736	5.250%, 12/15/19	1,836
959	TPG Specialty Lending, Inc., 4.500%, 08/01/22 (e)	997
	Twitter, Inc.,
2,642	0.250%, 09/15/19	2,497
4,079	1.000%, 09/15/21	3,727
	VEREIT, Inc.,
379	3.000%, 08/01/18	381
3,104	3.750%, 12/15/20	3,205
262	Verint Systems, Inc., 1.500%, 06/01/21	254
3,407	Weatherford International Ltd., 5.875%, 07/01/21	3,616
2,020	WebMD Health Corp., 2.625%, 06/15/23	2,017
1,441	Whiting Petroleum Corp., 1.250%, 04/01/20	1,244

		84,006

	Total Convertible Bonds (Cost $165,476)	167,222

SHARES
Convertible Preferred Stocks — 0.7%
	China — 0.1%
43	Mandatory Exchangeable Trust, 5.750%, 06/03/19 ($100 par value) (e)	7,601

	Israel — 0.0% (g)
5	Teva Pharmaceutical Industries Ltd., 7.000%, 12/15/18 ($1000 par value)	2,763

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Convertible Preferred Stocks — continued
	United States — 0.6%
4	Allergan plc, Series A, 5.500%, 03/01/18 ($1000 par value)	3,857
42	American Tower Corp., 5.500%, 02/15/18 ($100 par value)	5,033
71	Anthem, Inc., 5.250%, 05/01/18 ($50 par value)	3,680
28	Arconic, Inc., 5.375%, 10/01/17 ($50 par value)	1,099
7	Bank of America Corp., Series L, 7.250% ($1000 par value)	9,069
69	Becton Dickinson and Co., Series A, 6.125%, 05/01/20 ($50 par value)	3,867
23	Belden, Inc., 6.750%, 07/15/19 ($100 par value)	2,346
8	Bunge Ltd., 4.875% ($100 par value)	853
1	Crown Castle International Corp., Series A, 6.875%, 08/01/20 ($1000 par value)	1,283
97	Dominion Energy, Inc., Series A, 6.750%, 08/15/19 ($50 par value)	4,961
67	DTE Energy Co., 6.500%, 10/01/19 ($50 par value)	3,658
20	Frontier Communications Corp., Series A, 11.125%, 06/29/18 ($100 par value)	501
47	Great Plains Energy, Inc., 7.000%, 09/15/19 ($50 par value)	2,627
46	Hess Corp., 8.000%, 02/01/19 ($50 par value)	2,591
59	Kinder Morgan, Inc., Series A, 9.750%, 10/26/18 ($49 par value)	2,595
92	NextEra Energy, Inc., 6.123%, 09/01/19 ($25 par value)	5,125
35	Southwestern Energy Co., Series B, 6.250%, 01/15/18 ($50 par value)	479
47	Stanley Black & Decker, Inc., 5.375%, 05/15/20 ($100 par value)	5,014
22	Stericycle, Inc., 5.250%, 09/15/18 ($100 par value)	1,380
18	T-Mobile US, Inc., 5.500%, 12/15/17 ($50 par value)	1,799
7	Wells Fargo & Co., Series L, 7.500% ($1000 par value)	9,076
38	Welltower, Inc., Series I, 6.500% ($50 par value)	2,487

		73,380

	Total Convertible Preferred Stocks (Cost $83,504)	83,744

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — 38.6%
		Argentina — 0.1%
	1,290	Pampa Energia SA, 7.375%, 07/21/23 (e)	1,343
		YPF SA,
	2,800	Reg. S, 8.500%, 03/23/21	3,093
	2,750	Reg. S, 8.750%, 04/04/24	3,081

			7,517

		Australia — 0.2%
	7,521	Australia & New Zealand Banking Group Ltd., VAR, 6.750%, 06/15/26 (e) (x) (y)	8,416
	1,720	BHP Billiton Finance USA Ltd., VAR, 6.750%, 10/19/75 (e)	1,974
		FMG Resources August 2006 Pty. Ltd.,
	1,285	4.750%, 05/15/22 (e)	1,320
	1,389	5.125%, 05/15/24 (e)	1,445
	3,835	9.750%, 03/01/22 (e)	4,357
	1,215	Nufarm Australia Ltd., 6.375%, 10/15/19 (e)	1,245

			18,757

		Azerbaijan — 0.0% (g)
	1,700	Southern Gas Corridor CJSC, Reg. S, 6.875%, 03/24/26	1,867
	1,700	State Oil Co. of the Azerbaijan Republic, Reg. S, 6.950%, 03/18/30	1,808

			3,675

		Barbados — 0.0% (g)
	1,713	Columbus Cable Barbados Ltd., Reg. S, 7.375%, 03/30/21	1,826

		Belgium — 0.1%
	2,025	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	2,278
	4,870	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/48 (e)	5,147
EUR	6,175	KBC Group NV, Reg. S, VAR, 5.625%, 03/19/19 (x) (y)	7,657

			15,082

		Brazil — 0.3%
	1,954	Banco Daycoval SA, Reg. S, 5.750%, 03/19/19	2,004
	1,400	GTL Trade Finance, Inc., Reg. S, 5.893%, 04/29/24	1,453
		JBS USA LUX SA,
	4,689	5.750%, 06/15/25 (e)	4,629
	4,448	5.875%, 07/15/24 (e)	4,415
	6,065	7.250%, 06/01/21 (e)	6,163
	538	8.250%, 02/01/20 (e)	546
		Petrobras Global Finance BV,
	1,700	6.850%, 06/05/15	1,555

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Brazil — continued
5,790	7.375%, 01/17/27	6,321
4,950	8.375%, 05/23/21	5,569
1,500	Suzano Austria GmbH, Reg. S, 5.750%, 07/14/26	1,588
1,306	Vale Overseas Ltd., 5.875%, 06/10/21	1,423
2,090	Votorantim Cimentos SA, Reg. S, 7.250%, 04/05/41	2,158

		37,824

	Canada — 1.6%
	1011778 BC ULC,
4,604	4.250%, 05/15/24 (e)	4,630
7,515	6.000%, 04/01/22 (e)	7,755
2,332	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23 (e)	2,454
	Baytex Energy Corp.,
200	5.125%, 06/01/21 (e)	182
364	5.625%, 06/01/24 (e)	319
	Bombardier, Inc.,
1,868	6.000%, 10/15/22 (e)	1,903
3,228	6.125%, 01/15/23 (e)	3,301
5,401	7.500%, 03/15/25 (e)	5,725
188	7.750%, 03/15/20 (e)	205
5,208	8.750%, 12/01/21 (e)	5,937
	Cascades, Inc.,
1,420	5.500%, 07/15/22 (e)	1,470
585	5.750%, 07/15/23 (e)	608
	Cenovus Energy, Inc.,
8,290	5.400%, 06/15/47 (e)	7,970
4,425	6.750%, 11/15/39	4,784
	Concordia International Corp.,
6,381	7.000%, 04/15/23 (e)	1,148
874	9.000%, 04/01/22 (e)	664
2,468	Cott Holdings, Inc., 5.500%, 04/01/25 (e)	2,594
13,375	Emera, Inc., Series 16-A, VAR, 6.750%, 06/15/76	15,248
4,375	Enbridge, Inc., VAR, 5.500%, 07/15/77	4,441
1,200	Gateway Casinos & Entertainment Ltd., 8.250%, 03/01/24 (e)	1,248
10,055	GW Honos Security Corp., 8.750%, 05/15/25 (e)	10,709
930	Hudbay Minerals, Inc., 7.250%, 01/15/23 (e)	1,008
5,207	Kronos Acquisition Holdings, Inc., 9.000%, 08/15/23 (e)	5,233
	Mattamy Group Corp.,
1,908	6.500%, 11/15/20 (e)	1,946

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Canada –– continued
532	6.875%, 12/15/23 (e)	541
	MEG Energy Corp.,
12,946	6.375%, 01/30/23 (e)	10,842
4,506	6.500%, 01/15/25 (e)	4,360
1,000	7.000%, 03/31/24 (e)	822
	NOVA Chemicals Corp.,
3,320	4.875%, 06/01/24 (e)	3,341
2,646	5.000%, 05/01/25 (e)	2,659
1,500	5.250%, 06/01/27 (e)	1,504
	Open Text Corp.,
1,957	5.625%, 01/15/23 (e)	2,055
1,065	5.875%, 06/01/26 (e)	1,153
	Precision Drilling Corp.,
1,025	5.250%, 11/15/24	920
555	6.500%, 12/15/21	545
10,208	Quebecor Media, Inc., 5.750%, 01/15/23	10,999
50	Quebecor World Capital Corp., 6.125%, 01/15/16 (d)	—
50	Quebecor, Inc., 9.750%, 01/15/16 (d)	—
	Teck Resources Ltd.,
1,635	4.750%, 01/15/22	1,720
1,455	5.400%, 02/01/43	1,426
2,670	6.000%, 08/15/40	2,844
2,775	6.125%, 10/01/35	3,011
1,383	8.500%, 06/01/24 (e)	1,604
5,610	TransCanada PipeLines Ltd., 4.625%, 03/01/34	6,124
	Transcanada Trust,
9,359	Series 16-A, VAR, 5.875%, 08/15/76	10,241
13,375	VAR, 5.300%, 03/15/77	13,843
9,855	VAR, 5.625%, 05/20/75	10,495
1,098	Trinidad Drilling Ltd., 6.625%, 02/15/25 (e)	1,035
	Videotron Ltd.,
1,365	5.000%, 07/15/22	1,460
1,560	5.125%, 04/15/27 (e)	1,607
6,818	5.375%, 06/15/24 (e)	7,270

		193,903

	Chile — 0.0% (g)
1,550	Empresa Electrica Angamos SA, Reg. S, 4.875%, 05/25/29	1,588
2,950	VTR Finance BV, Reg. S, 6.875%, 01/15/24	3,146

		4,734

	Colombia — 0.1%
	Ecopetrol SA,
2,400	5.375%, 06/26/26	2,518

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Colombia — continued
2,862	7.375%, 09/18/43	3,137

		5,655

	Croatia — 0.0% (g)
1,340	Hrvatska Elektroprivreda, 5.875%, 10/23/22 (e)	1,464

	Finland — 0.0% (g)
	Nokia OYJ,
335	3.375%, 06/12/22	339
335	4.375%, 06/12/27	345
276	5.375%, 05/15/19	291
1,452	6.625%, 05/15/39	1,685

		2,660

	France — 0.5%
	Credit Agricole SA,
10,535	VAR, 6.625%, 09/23/19 (e) (x) (y)	11,056
6,835	VAR, 8.125%, 12/23/25 (e) (x) (y)	8,159
	SFR Group SA,
18,441	6.000%, 05/15/22 (e)	19,294
3,730	6.250%, 05/15/24 (e)	3,940
3,201	7.375%, 05/01/26 (e)	3,465
	Societe Generale SA,
12,990	VAR, 7.375%, 09/13/21 (e) (x) (y)	14,191
4,730	VAR, 8.000%, 09/29/25 (e) (x) (y)	5,500

		65,605

	Germany — 0.1%
	Fresenius Medical Care US Finance II, Inc.,
1,160	4.750%, 10/15/24 (e)	1,249
1,152	5.875%, 01/31/22 (e)	1,300
400	6.500%, 09/15/18 (e)	419
1,850	Fresenius Medical Care US Finance, Inc., 5.750%, 02/15/21 (e)	2,040
1,630	IHO Verwaltungs GmbH, 4.500% (cash), 09/15/23 (e) (v)	1,679
2,988	Unitymedia GmbH, 6.125%, 01/15/25 (e)	3,212
2,010	Unitymedia Hessen GmbH & Co. KG, 5.500%, 01/15/23 (e)	2,085
5,090	ZF North America Capital, Inc., 4.500%, 04/29/22 (e)	5,344

		17,328

	Guatemala — 0.0% (g)
3,420	Comcel Trust, Reg. S, 6.875%, 02/06/24	3,586
1,847	Energuate Trust, Reg. S, 5.875%, 05/03/27	1,894

		5,480

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Hungary — 0.0% (g)
2,420	MFB Magyar Fejlesztesi Bank Zrt., 6.250%, 10/21/20 (e)	2,670
2,250	MOL Group Finance SA, Reg. S, 6.250%, 09/26/19	2,430

		5,100

	India — 0.1%
	Axis Bank Ltd.,
1,550	Reg. S, 2.875%, 06/01/21	1,544
1,748	Reg. S, 3.250%, 05/21/20	1,772
1,130	Bharti Airtel International Netherlands BV, Reg. S, 5.125%, 03/11/23	1,193
2,830	Reliance Holding USA, Inc., Reg. S, 5.400%, 02/14/22	3,111

		7,620

	Indonesia — 0.2%
1,400	Majapahit Holding BV, Reg. S, 7.750%, 01/20/20	1,570
	Pertamina Persero PT,
4,500	Reg. S, 4.300%, 05/20/23	4,682
4,540	Reg. S, 5.250%, 05/23/21	4,903
4,250	Reg. S, 6.000%, 05/03/42	4,686
5,190	Reg. S, 6.450%, 05/30/44	6,038

		21,879

	Ireland — 0.2%
	Ardagh Packaging Finance plc,
6,560	6.000%, 02/15/25 (e)	7,007
5,375	7.250%, 05/15/24 (e)	5,932
425	Fly Leasing Ltd., 6.750%, 12/15/20	445
3,365	James Hardie International Finance DAC, 5.875%, 02/15/23 (e)	3,546
	Park Aerospace Holdings Ltd.,
1,402	5.250%, 08/15/22 (e)	1,427
2,234	5.500%, 02/15/24 (e)	2,274

		20,631

	Israel — 0.1%
10,210	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/46	9,267

	Italy — 0.2%
3,605	Enel Finance International NV, 4.750%, 05/25/47 (e)	3,848
8,600	Enel SpA, VAR, 8.750%, 09/24/73 (e)	10,363
	Telecom Italia Capital SA,
93	6.000%, 09/30/34	103
177	6.375%, 11/15/33	200

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Italy — continued
	Wind Acquisition Finance SA,
4,500	4.750%, 07/15/20 (e)	4,551
4,500	7.375%, 04/23/21 (e)	4,685

		23,750

	Jamaica — 0.0% (g)
2,098	Digicel Group Ltd., Reg. S, 7.125%, 04/01/22	1,865

	Japan — 0.0% (g)
2,849	SoftBank Group Corp., 4.500%, 04/15/20 (e)	2,935

	Kazakhstan — 0.1%
1,325	Kazakhstan Temir Zholy Finance BV, Reg. S, 6.950%, 07/10/42	1,431
	KazMunayGas National Co. JSC,
4,650	Reg. S, 4.750%, 04/19/27	4,618
3,776	Reg. S, 6.375%, 04/09/21	4,125
1,100	Reg. S, 9.125%, 07/02/18	1,166
2,350	Tengizchevroil Finance Co. International Ltd., Reg. S, 4.000%, 08/15/26	2,306

		13,646

	Luxembourg — 0.8%
	Altice Financing SA,
724	6.500%, 01/15/22 (e)	753
6,577	6.625%, 02/15/23 (e)	6,968
6,985	7.500%, 05/15/26 (e)	7,745
	Altice Luxembourg SA,
415	7.625%, 02/15/25 (e)	455
13,763	7.750%, 05/15/22 (e)	14,623
	ArcelorMittal,
2,478	6.125%, 06/01/25	2,828
4,858	6.750%, 02/25/22	5,477
927	7.250%, 03/01/41	1,071
2,770	7.500%, 10/15/39 (w)	3,269
6,920	INEOS Group Holdings SA, 5.625%, 08/01/24 (e)	7,162
	Intelsat Jackson Holdings SA,
7,138	5.500%, 08/01/23	6,156
25,017	7.250%, 10/15/20	24,016
9,475	7.500%, 04/01/21	8,954
4,255	8.000%, 02/15/24 (e)	4,622
1,145	9.750%, 07/15/25 (e)	1,184

		95,283

	Malaysia — 0.0% (g)
1,200	Petronas Capital Ltd., Reg. S, 4.500%, 03/18/45	1,301

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Mexico — 0.6%
	Alfa SAB de CV,
2,412	6.875%, 03/25/44 (e)	2,677
2,700	Reg. S, 5.250%, 03/25/24	2,929
600	Banco Nacional de Comercio Exterior SNC, VAR, 3.800%, 08/11/26 (e)	599
2,600	BBVA Bancomer SA, Reg. S, 6.750%, 09/30/22	2,951
	CEMEX Finance LLC,
995	6.000%, 04/01/24 (e)	1,057
905	9.375%, 10/12/22 (e)	960
	Cemex SAB de CV,
3,104	5.700%, 01/11/25 (e)	3,305
8,730	6.125%, 05/05/25 (e)	9,448
4,400	7.750%, 04/16/26 (e)	5,060
3,100	Grupo KUO SAB de CV, 5.750%, 07/07/27 (e)	3,127
	Petroleos Mexicanos,
5,499	5.625%, 01/23/46	5,049
5,650	6.375%, 02/04/21	6,187
1,500	6.375%, 01/23/45	1,512
340	6.500%, 03/13/27 (e)	374
7,450	6.625%, 06/15/35	7,930
5,940	6.750%, 09/21/47 (e)	6,249
5,850	Reg. S, 5.375%, 03/13/22	6,233
3,900	Reg. S, 6.500%, 03/13/27	4,294

		69,941

	Morocco — 0.0% (g)
	OCP SA,
2,020	Reg. S, 5.625%, 04/25/24	2,181
1,171	Reg. S, 6.875%, 04/25/44	1,303

		3,484

	Netherlands — 0.3%
3,900	Bluewater Holding BV, Reg. S, 10.000%, 12/10/19 (e)	3,569
2,185	Constellium NV, 6.625%, 03/01/25 (e)	2,185
5,458	ING Groep NV, Reg. S, VAR, 6.875%, 04/16/22 (x) (y)	5,927
	NXP BV,
2,665	4.625%, 06/15/22 (e)	2,861
2,780	4.625%, 06/01/23 (e)	3,003
6,874	5.750%, 03/15/23 (e)	7,228
7,770	UPCB Finance IV Ltd., 5.375%, 01/15/25 (e)	8,100
940	Ziggo Bond Finance BV, 5.875%, 01/15/25 (e)	973

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Netherlands — continued
1,694	Ziggo Secured Finance BV, 5.500%, 01/15/27 (e)	1,753

		35,599

	New Zealand — 0.1%
	Reynolds Group Issuer, Inc.,
1,000	5.125%, 07/15/23 (e)	1,052
9,725	5.750%, 10/15/20	9,932
3,079	6.875%, 02/15/21	3,163
1,745	7.000%, 07/15/24 (e)	1,889

		16,036

	Nigeria — 0.0% (g)
2,631	Sea Trucks Group Ltd., Reg. S, 9.000%, 03/26/18 (d) (e)	789

	Peru — 0.1%
1,850	Banco de Credito del Peru, Reg. S, 4.250%, 04/01/23	1,961
1,800	BBVA Banco Continental SA, Reg. S, 5.000%, 08/26/22	1,955
1,124	Consorcio Transmantaro SA, Reg. S, 4.375%, 05/07/23	1,165
3,100	Petroleos del Peru SA, 5.625%, 06/19/47 (e)	3,215
2,830	Southern Copper Corp., 5.875%, 04/23/45	3,134
1,500	VM Holding SA, Reg. S, 5.375%, 05/04/27	1,560

		12,990

	Qatar — 0.0% (g)
	ABQ Finance Ltd.,
2,570	3.500%, 02/22/22	2,541
1,550	Reg. S, 3.625%, 04/13/21	1,548

		4,089

	Russia — 0.1%
1,100	Gazprom OAO Via Gaz Capital SA, Reg. S, 9.250%, 04/23/19	1,213
2,750	MMC Norilsk Nickel OJSC, Reg. S, 6.625%, 10/14/22	3,066
550	Russian Agricultural Bank OJSC Via RSHB Capital SA, Reg. S, 7.750%, 05/29/18	572
1,100	Russian Railways via RZD Capital plc, Reg. S, 5.700%, 04/05/22	1,180
3,050	Severstal OAO, Reg. S, 3.850%, 08/27/21	3,080
2,350	Vnesheconombank Via VEB Finance plc, Reg. S, 5.942%, 11/21/23	2,509
1,081	VTB Bank OJSC Via VTB Capital SA, Reg. S, 6.950%, 10/17/22	1,169

		12,789

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		South Korea — 0.0% (g)
	3,805	MagnaChip Semiconductor Corp., 6.625%, 07/15/21	3,624

		Spain — 0.2%
		Banco Bilbao Vizcaya Argentaria SA,
EUR	1,000	Reg. S, VAR, 6.750%, 02/18/20 (x) (y)	1,265
EUR	1,800	Reg. S, VAR, 7.000%, 02/19/19 (x) (y)	2,237
	2,000	Reg. S, VAR, 9.000%, 05/09/18 (x) (y)	2,087
	9,530	Telefonica Emisiones SAU, 5.213%, 03/08/47	10,547
GBP	4,400	Telefonica Europe BV, Reg. S, VAR, 6.750%, 11/26/20 (x) (y)	6,422

			22,558

		Sweden — 0.1%
	5,000	Skandinaviska Enskilda Banken AB, Reg. S, VAR, 5.750%, 05/13/20 (x) (y)	5,190
	5,000	Svenska Handelsbanken AB, Reg. S, VAR, 5.250%, 03/01/21 (x) (y)	5,113
	5,000	Swedbank AB, Reg. S, VAR, 5.500%, 03/17/20 (x) (y)	5,156

			15,459

		Switzerland — 0.2%
		Credit Suisse Group AG,
	8,385	VAR, 6.250%, 12/18/24 (e) (x) (y)	9,001
	4,646	VAR, 7.500%, 12/11/23 (e) (x) (y)	5,285
		UBS Group AG,
	5,000	Reg. S, VAR, 6.875%, 08/07/25 (x) (y)	5,481
	5,000	Reg. S, VAR, 7.000%, 02/19/25 (x) (y)	5,606
	2,000	Reg. S, VAR, 7.125%, 02/19/20 (x) (y)	2,143

			27,516

		Trinidad and Tobago — 0.0% (g)
	365	Petroleum Co. of Trinidad & Tobago Ltd., Reg. S, 9.750%, 08/14/19	391

		Turkey — 0.1%
	2,350	Finansbank A/S, Reg. S, 4.875%, 05/19/22	2,341
	2,900	KOC Holding A/S, Reg. S, 5.250%, 03/15/23	3,059
	2,300	Turkiye Is Bankasi, Reg. S, 5.000%, 04/30/20	2,332
	3,050	Turkiye Sise ve Cam Fabrikalari A/S, Reg. S, 4.250%, 05/09/20	3,096

			10,828

		United Arab Emirates — 0.1%
		DAE Funding LLC,
	1,205	4.500%, 08/01/22 (e)	1,223
	1,284	5.000%, 08/01/24 (e)	1,311

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		United Arab Emirates — continued
	6,376	Shelf Drilling Holdings Ltd., 9.500%, 11/02/20 (e)	6,270

			8,804

		United Kingdom — 0.9%
	3,075	Afren plc, Reg. S, 6.625%, 12/09/20 (d)	1
		Anglo American Capital plc,
	1,362	4.750%, 04/10/27 (e)	1,449
	1,455	4.875%, 05/14/25 (e)	1,553
		Ashtead Capital, Inc.,
	3,560	5.625%, 10/01/24 (e)	3,827
	6,900	6.500%, 07/15/22 (e)	7,159
		Barclays plc,
GBP	6,299	Reg. S, VAR, 7.250%, 03/15/23 (x) (y)	8,988
	1,377	Reg. S, VAR, 7.875%, 03/15/22 (x) (y)	1,506
	11,384	Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	11,825
		HSBC Holdings plc,
	4,840	VAR, 6.375%, 09/17/24 (x) (y)	5,167
	6,000	VAR, 6.375%, 03/30/25 (x) (y)	6,442
	6,852	VAR, 6.875%, 06/01/21 (x) (y)	7,515
		KCA Deutag UK Finance plc,
	2,208	7.250%, 05/15/21 (e)	2,064
	2,560	9.875%, 04/01/22 (e)	2,573
	12,498	Lloyds Banking Group plc, VAR, 7.500%, 06/27/24 (x) (y)	13,904
GBP	3,809	Nationwide Building Society, Reg. S, VAR, 6.875%, 06/20/19 (x) (y)	5,264
		Noble Holding International Ltd.,
	169	5.250%, 03/15/42	98
	1,121	6.200%, 08/01/40	684
		Royal Bank of Scotland Group plc,
	2,130	5.125%, 05/28/24	2,259
	514	6.000%, 12/19/23	572
	14,647	6.125%, 12/15/22	16,208
	5,660	TI Group Automotive Systems LLC, 8.750%, 07/15/23 (e)	5,986
	2,548	Virgin Media Finance plc, 6.375%, 04/15/23 (e)	2,675
		Virgin Media Secured Finance plc,
	975	5.250%, 01/15/26 (e)	1,014
	1,300	5.500%, 01/15/25 (e)	1,360
	640	5.500%, 08/15/26 (e)	678

			110,771

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — 31.1%
	21st Century Fox America, Inc.,
6,795	4.750%, 09/15/44	7,226
4,795	4.950%, 10/15/45	5,262
5,720	Abbott Laboratories, 4.900%, 11/30/46	6,322
	AbbVie, Inc.,
5,040	4.450%, 05/14/46	5,259
3,359	4.700%, 05/14/45	3,606
	Acadia Healthcare Co., Inc.,
520	5.125%, 07/01/22	537
700	5.625%, 02/15/23	731
528	6.125%, 03/15/21	544
3,004	6.500%, 03/01/24	3,229
3,495	ACCO Brands Corp., 5.250%, 12/15/24 (e)	3,635
4,931	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	4,931
3,420	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	3,493
3,720	Adient Global Holdings Ltd., 4.875%, 08/15/26 (e)	3,773
	ADT Corp. (The),
2,335	3.500%, 07/15/22	2,309
9,092	4.125%, 06/15/23	9,194
519	Advanced Micro Devices, Inc., 7.000%, 07/01/24	557
	AECOM,
2,414	5.125%, 03/15/27	2,432
9,298	5.875%, 10/15/24	10,147
	AES Corp.,
1,900	4.875%, 05/15/23	1,943
1,800	5.500%, 04/15/25	1,885
1,500	6.000%, 05/15/26	1,611
3,731	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	3,302
4,805	Air Medical Group Holdings, Inc., 6.375%, 05/15/23 (e)	4,613
1,200	Airxcel, Inc., 8.500%, 02/15/22 (e)	1,272
	AK Steel Corp.,
1,878	7.000%, 03/15/27	1,965
1,159	7.500%, 07/15/23	1,268
	Albertsons Cos. LLC,
3,292	5.750%, 03/15/25 (e)	2,979
10,253	6.625%, 06/15/24 (e)	9,638
	Alcoa Nederland Holding BV,
2,996	6.750%, 09/30/24 (e)	3,303
900	7.000%, 09/30/26 (e)	1,001
	Alere, Inc.,
497	6.375%, 07/01/23 (e)	535

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
3,955	6.500%, 06/15/20	4,019
	Aleris International, Inc.,
240	7.875%, 11/01/20	232
1,505	9.500%, 04/01/21 (e)	1,588
7,310	Allergan Funding SCS, 4.850%, 06/15/44	8,069
	Alliance Data Systems Corp.,
1,939	5.375%, 08/01/22 (e)	1,963
1,505	5.875%, 11/01/21 (e)	1,565
19,105	Allstate Corp. (The), VAR, 5.750%, 08/15/53	21,039
	Ally Financial, Inc.,
4,599	4.125%, 02/13/22	4,731
20,407	4.625%, 05/19/22	21,351
11,685	4.625%, 03/30/25	12,078
4,730	5.125%, 09/30/24	5,061
2,855	5.750%, 11/20/25	3,055
2,760	8.000%, 11/01/31	3,426
1,740	Alta Mesa Holdings LP, 7.875%, 12/15/24 (e)	1,827
	Altice US Finance I Corp.,
3,800	5.375%, 07/15/23 (e)	3,990
3,893	5.500%, 05/15/26 (e)	4,127
	AMC Entertainment Holdings, Inc.,
5,765	5.750%, 06/15/25	5,904
1,000	5.875%, 02/15/22	1,041
1,665	5.875%, 11/15/26	1,698
1,079	6.125%, 05/15/27	1,110
	AMC Networks, Inc.,
2,100	4.750%, 12/15/22	2,162
831	4.750%, 08/01/25	838
7,430	5.000%, 04/01/24	7,653
	American Axle & Manufacturing, Inc.,
1,600	6.250%, 03/15/21	1,652
6,537	6.250%, 04/01/25 (e)	6,513
6,391	6.500%, 04/01/27 (e)	6,335
2,184	6.625%, 10/15/22	2,266
3,450	7.750%, 11/15/19	3,786
	American Express Co.,
18,070	Series C, VAR, 4.900%, 03/15/20 (x) (y)	18,522
5,575	VAR, 5.200%, 11/15/19 (x) (y)	5,791
1,946	American Greetings Corp., 7.875%, 02/15/25 (e)	2,116
	American International Group, Inc.,
4,240	4.500%, 07/16/44	4,399
8,805	4.800%, 07/10/45	9,539

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	AmeriGas Partners LP,
4,278	5.500%, 05/20/25	4,321
1,309	5.750%, 05/20/27	1,322
1,039	5.875%, 08/20/26	1,065
4,850	Amgen, Inc., 4.400%, 05/01/45	5,098
	Amkor Technology, Inc.,
8,949	6.375%, 10/01/22	9,307
2,278	6.625%, 06/01/21	2,326
1,312	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	1,348
805	Analog Devices, Inc., 4.500%, 12/05/36	832
5,026	Anixter, Inc., 5.500%, 03/01/23	5,390
2,380	Antero Midstream Partners LP, 5.375%, 09/15/24	2,457
	Antero Resources Corp.,
6,204	5.125%, 12/01/22	6,297
2,644	5.375%, 11/01/21	2,724
4,205	5.625%, 06/01/23	4,310
	Anthem, Inc.,
3,295	4.650%, 08/15/44	3,592
2,280	5.100%, 01/15/44	2,650
2,565	Arch Capital Finance LLC, 5.031%, 12/15/46	2,861
930	Archrock Partners LP, 6.000%, 10/01/22	907
	Arconic, Inc.,
9,295	5.125%, 10/01/24	9,887
2,540	5.870%, 02/23/22	2,788
3,992	Ashland LLC, 4.750%, 08/15/22	4,182
378	AssuredPartners Inc, 7.000%, 08/15/25 (e)	381
	AT&T, Inc.,
5,380	4.350%, 06/15/45	4,881
8,215	4.750%, 05/15/46	7,900
1,175	5.150%, 03/15/42	1,191
5,175	5.300%, 08/14/58	5,149
4,210	5.650%, 02/15/47	4,564
3,395	AvalonBay Communities, Inc., 4.150%, 07/01/47	3,409
	Avaya, Inc.,
5,950	7.000%, 04/01/19 (d) (e)	4,909
2,160	10.500%, 03/01/21 (d) (e)	194
	Avis Budget Car Rental LLC,
5,840	5.500%, 04/01/23	5,869
5,730	6.375%, 04/01/24 (e)	5,884
3,030	Axalta Coating Systems LLC, 4.875%, 08/15/24 (e)	3,128
1,764	B&G Foods, Inc., 5.250%, 04/01/25	1,839

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
1,962	Ball Corp., 5.250%, 07/01/25	2,158
	Bank of America Corp.,
12,340	Series K, VAR, 8.000%, 01/30/18 (x) (y)	12,679
13,000	Series M, VAR, 8.125%, 05/15/18 (x) (y)	13,581
7,015	Series U, VAR, 5.200%, 06/01/23 (x) (y)	7,261
23,045	Series V, VAR, 5.125%, 06/17/19 (x) (y)	23,503
11,220	Series X, VAR, 6.250%, 09/05/24 (x) (y)	12,370
13,130	Series Z, VAR, 6.500%, 10/23/24 (x) (y)	14,820
16,093	Series AA, VAR, 6.100%, 03/17/25 (x) (y)	17,743
	Bank of New York Mellon Corp. (The),
9,636	Series D, VAR, 4.500%, 06/20/23 (x) (y)	9,654
20,375	Series E, VAR, 4.950%, 06/20/20 (x) (y)	21,135
15,551	Series F, VAR, 4.625%, 09/20/26 (x) (y)	15,807
4,260	Becton Dickinson and Co., 4.669%, 06/06/47	4,452
	Berry Plastics Corp.,
1,875	5.125%, 07/15/23	1,955
500	6.000%, 10/15/22	531
2,620	Biogen, Inc., 5.200%, 09/15/45	3,012
4,722	Blue Cube Spinco, Inc., 10.000%, 10/15/25	5,855
6,162	Blue Racer Midstream LLC, 6.125%, 11/15/22 (e)	6,301
920	Boise Cascade Co., 5.625%, 09/01/24 (e)	957
870	Booz Allen Hamilton, Inc., 5.125%, 05/01/25 (e)	868
	Boyd Gaming Corp.,
970	6.375%, 04/01/26	1,057
6,100	6.875%, 05/15/23	6,558
8,435	Brighthouse Financial, Inc., 4.700%, 06/22/47 (e)	8,336
3,379	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	3,371
4,295	BWAY Holding Co., 5.500%, 04/15/24 (e)	4,504
4,322	Cablevision Systems Corp., 8.000%, 04/15/20	4,845
	Caesars Entertainment Operating Co., Inc.,
5,754	8.500%, 02/15/20 (d)	7,451
10,622	9.125%, 02/15/20 (d)	13,809
6,287	11.250%, 06/01/17 (d)	7,985
	CalAtlantic Group, Inc.,
682	5.250%, 06/01/26	707
600	5.375%, 10/01/22	651
2,247	5.875%, 11/15/24	2,441
295	8.375%, 01/15/21	346
1,259	Caleres, Inc., 6.250%, 08/15/23	1,313

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
3,065	California Resources Corp., 8.000%, 12/15/22 (e)	1,958
1,243	Callon Petroleum Co., 6.125%, 10/01/24 (e)	1,293
	Calpine Corp.,
3,015	5.250%, 06/01/26 (e)	2,955
1,500	5.500%, 02/01/24	1,406
1,140	5.750%, 01/15/25	1,060
2,000	5.875%, 01/15/24 (e)	2,060
175	Calumet Specialty Products Partners LP, 6.500%, 04/15/21	160
2,720	Camelot Finance SA, 7.875%, 10/15/24 (e)	2,958
21,570	Capital One Financial Corp., Series E, VAR, 5.550%, 06/01/20 (x) (y)	22,729
3,650	CBS Corp., 4.600%, 01/15/45	3,755
1,090	CBS Radio, Inc., 7.250%, 11/01/24 (e)	1,149
662	CCM Merger, Inc., 6.000%, 03/15/22 (e)	694
	CCO Holdings LLC,
3,280	5.125%, 05/01/23 (e)	3,444
2,517	5.125%, 05/01/27 (e)	2,602
2,565	5.375%, 05/01/25 (e)	2,729
8,835	5.500%, 05/01/26 (e)	9,390
11,576	5.750%, 02/15/26 (e)	12,444
30,997	5.875%, 04/01/24 (e)	33,293
864	CD&R Waterworks Merger Sub LLC, 6.125%, 08/15/25 (e)	881
875	CDK Global, Inc., 4.875%, 06/01/27 (e)	899
	CDW LLC,
2,242	5.000%, 09/01/23	2,337
635	5.500%, 12/01/24	696
	Cedar Fair LP,
575	5.375%, 06/01/24	604
490	5.375%, 04/15/27 (e)	517
	Centene Corp.,
100	4.750%, 05/15/22	105
2,850	4.750%, 01/15/25	2,971
2,570	5.625%, 02/15/21	2,673
1,745	6.125%, 02/15/24	1,898
1,925	Central Garden & Pet Co., 6.125%, 11/15/23	2,060
	CenturyLink, Inc.,
6,606	Series T, 5.800%, 03/15/22	6,862
7,115	Series W, 6.750%, 12/01/23	7,551
	CF Industries, Inc.,
881	4.500%, 12/01/26 (e)	912
2,835	4.950%, 06/01/43	2,424

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
3,310	5.150%, 03/15/34	3,037
7,555	5.375%, 03/15/44	6,799
13,850	Charter Communications Operating LLC, 6.484%, 10/23/45	16,348
	Chemours Co. (The),
3,080	6.625%, 05/15/23	3,308
1,665	7.000%, 05/15/25	1,856
	Cheniere Corpus Christi Holdings LLC,
2,195	5.125%, 06/30/27 (e)	2,286
4,945	5.875%, 03/31/25	5,359
492	7.000%, 06/30/24	560
	Chesapeake Energy Corp.,
2,898	4.875%, 04/15/22	2,666
1,771	6.125%, 02/15/21	1,731
525	6.625%, 08/15/20	532
5,306	8.000%, 12/15/22 (e)	5,624
1,457	8.000%, 01/15/25 (e)	1,461
4,260	8.000%, 06/15/27 (e)	4,260
1,989	Cincinnati Bell, Inc., 7.000%, 07/15/24 (e)	2,014
3,600	Cinemark USA, Inc., 4.875%, 06/01/23	3,658
4,908	CIT Group, Inc., 5.000%, 08/15/22	5,307
3,460	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	3,521
	Citigroup, Inc.,
14,725	Series D, VAR, 5.350%, 05/15/23 (x) (y)	15,214
18,705	Series N, VAR, 5.800%, 11/15/19 (x) (y)	19,570
10,010	Series O, VAR, 5.875%, 03/27/20 (x) (y)	10,523
20,570	Series P, VAR, 5.950%, 05/15/25 (x) (y)	22,092
1,670	Series R, VAR, 6.125%, 11/15/20 (x) (y)	1,793
5,475	Series T, VAR, 6.250%, 08/15/26 (x) (y)	6,151
10,670	Series M, VAR, 6.300%, 05/15/24 (x) (y)	11,630
15,330	VAR, 5.950%, 01/30/23 (x) (y)	16,595
	Claire’s Stores, Inc.,
1,150	6.125%, 03/15/20 (e)	529
11,608	9.000%, 03/15/19 (e)	5,891
1,490	Clean Harbors, Inc., 5.125%, 06/01/21	1,520
	Clear Channel Worldwide Holdings, Inc.,
1,675	Series A, 6.500%, 11/15/22	1,725
115	Series A, 7.625%, 03/15/20	115
31,795	Series B, 6.500%, 11/15/22	32,948
17,307	Series B, 7.625%, 03/15/20	17,415
	Clearwater Paper Corp.,
2,125	4.500%, 02/01/23	2,104
900	5.375%, 02/01/25 (e)	891

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
4,235	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	3,811
3,065	CNO Financial Group, Inc., 5.250%, 05/30/25	3,257
2,669	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	2,736
5,075	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	5,316
3,290	Columbia Pipeline Group, Inc., 5.800%, 06/01/45	3,924
	Commercial Metals Co.,
2,482	4.875%, 05/15/23	2,538
690	5.375%, 07/15/27	719
	CommScope Technologies LLC,
1,505	5.000%, 03/15/27 (e)	1,509
9,092	6.000%, 06/15/25 (e)	9,774
	CommScope, Inc.,
2,355	5.000%, 06/15/21 (e)	2,414
4,348	5.500%, 06/15/24 (e)	4,582
	Community Health Systems, Inc.,
990	6.250%, 03/31/23	1,013
2,082	6.875%, 02/01/22	1,772
2,575	7.125%, 07/15/20	2,490
2,172	Concho Resources, Inc., 5.500%, 04/01/23	2,243
1,418	CONSOL Energy, Inc., 5.875%, 04/15/22	1,423
652	Consolidated Communications, Inc., 6.500%, 10/01/22	639
	Continental Resources, Inc.,
7,557	4.500%, 04/15/23	7,368
1,833	5.000%, 09/15/22	1,817
2,925	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	2,951
2,400	CoreCivic, Inc., 4.625%, 05/01/23	2,448
	Covanta Holding Corp.,
240	5.875%, 03/01/24	234
379	5.875%, 07/01/25	369
1,180	Covey Park Energy LLC, 7.500%, 05/15/25 (e)	1,209
3,940	Cox Communications, Inc., 4.600%, 08/15/47 (e)	3,945
	Crestwood Midstream Partners LP,
2,091	5.750%, 04/01/25	2,099
319	6.250%, 04/01/23	325
1,065	Crown Americas LLC, 4.250%, 09/30/26 (e)	1,073
	CSC Holdings LLC,
1,553	5.250%, 06/01/24	1,613
1,840	5.500%, 04/15/27 (e)	1,960

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
1,400	6.625%, 10/15/25 (e)	1,550
2,504	6.750%, 11/15/21	2,787
942	8.625%, 02/15/19	1,031
7,952	10.125%, 01/15/23 (e)	9,254
1,182	10.875%, 10/15/25 (e)	1,475
1,341	CSI Compressco LP, 7.250%, 08/15/22	1,256
4,820	CSX Corp., 4.250%, 11/01/66	4,644
640	Cumberland Farms, Inc., 6.750%, 05/01/25 (e)	685
1,641	CURO Financial Technologies Corp., 12.000%, 03/01/22 (e)	1,735
6,818	CVR Partners LP, 9.250%, 06/15/23 (e)	6,946
	CyrusOne LP,
1,408	5.000%, 03/15/24 (e)	1,464
985	5.375%, 03/15/27 (e)	1,041
	Dana Financing Luxembourg SARL,
1,375	5.750%, 04/15/25 (e)	1,430
4,320	6.500%, 06/01/26 (e)	4,628
	Dana, Inc.,
1,250	5.500%, 12/15/24	1,296
6,125	6.000%, 09/15/23	6,408
	DaVita, Inc.,
4,830	5.000%, 05/01/25	4,901
3,502	5.125%, 07/15/24	3,601
1,275	5.750%, 08/15/22	1,316
	DCP Midstream Operating LP,
4,359	3.875%, 03/15/23	4,250
702	4.950%, 04/01/22	720
1,825	6.750%, 09/15/37 (e)	1,971
5,558	Dean Foods Co., 6.500%, 03/15/23 (e)	5,759
3,243	Delek Logistics Partners LP, 6.750%, 05/15/25 (e)	3,284
	Dell International LLC,
7,581	5.450%, 06/15/23 (e)	8,356
1,420	5.875%, 06/15/21 (e)	1,489
9,926	6.020%, 06/15/26 (e)	11,084
1,465	7.125%, 06/15/24 (e)	1,630
6,310	8.350%, 07/15/46 (e)	8,261
	Denbury Resources, Inc.,
3,495	4.625%, 07/15/23	1,782
570	5.500%, 05/01/22	308
715	Diamondback Energy, Inc., 4.750%, 11/01/24	722
4,400	Diebold Nixdorf, Inc., 8.500%, 04/15/24	4,801

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	DISH DBS Corp.,
8,364	5.000%, 03/15/23	8,675
22,240	5.875%, 07/15/22	24,207
14,506	5.875%, 11/15/24	15,739
13,201	6.750%, 06/01/21	14,571
3,029	7.750%, 07/01/26	3,627
6,950	DJO Finco, Inc., 8.125%, 06/15/21 (e)	6,550
2,774	Dole Food Co., Inc., 7.250%, 06/15/25 (e)	2,940
4,748	Dollar Tree, Inc., 5.750%, 03/01/23	5,027
2,229	Dominion Energy Gas Holdings LLC, 4.600%, 12/15/44	2,343
17,485	Dominion Energy, Inc., VAR, 5.750%, 10/01/54	19,037
2,164	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	2,088
2,738	Dr Pepper Snapple Group, Inc., 4.500%, 11/15/45 (e)	2,920
	Dynegy, Inc.,
6,393	5.875%, 06/01/23	6,145
3,990	7.375%, 11/01/22	4,045
4,130	7.625%, 11/01/24	4,089
3,400	8.000%, 01/15/25 (e)	3,366
	Eldorado Resorts, Inc.,
366	6.000%, 04/01/25	391
560	7.000%, 08/01/23	605
19,182	Embarq Corp., 7.995%, 06/01/36	19,494
	EMC Corp.,
1,129	2.650%, 06/01/20	1,114
133	3.375%, 06/01/23	129
1,825	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24 (e)	2,026
	Endo Dac,
930	5.875%, 10/15/24 (e)	963
10,650	6.000%, 07/15/23 (e)	9,232
1,770	6.000%, 02/01/25 (e)	1,491
	Endo Finance LLC,
2,306	5.750%, 01/15/22 (e)	2,130
46	7.250%, 01/15/22 (e)	45
6,565	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	6,910
4,522	Energy Transfer Equity LP, 5.875%, 01/15/24	4,872
3,020	Energy Transfer LP, 5.150%, 02/01/43	2,891
808	Ensco plc, 5.200%, 03/15/25	642

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
4,938	Entegris, Inc., 6.000%, 04/01/22 (e)	5,171
	Enterprise Products Operating LLC,
2,890	4.850%, 03/15/44	3,095
10,280	4.900%, 05/15/46	11,141
	Envision Healthcare Corp.,
1,754	5.125%, 07/01/22 (e)	1,811
1,075	5.625%, 07/15/22	1,117
	EP Energy LLC,
2,327	7.750%, 09/01/22	1,571
3,583	8.000%, 11/29/24 (e)	3,619
8,590	8.000%, 02/15/25 (e)	6,673
6,996	9.375%, 05/01/20	5,955
	Equinix, Inc.,
1,320	4.875%, 04/01/20	1,356
3,098	5.375%, 01/01/22	3,245
950	5.375%, 04/01/23	988
948	5.750%, 01/01/25	1,019
293	5.875%, 01/15/26	321
8,015	ERAC USA Finance LLC, 4.200%, 11/01/46 (e)	7,637
5,352	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	5,593
720	EW Scripps Co. (The), 5.125%, 05/15/25 (e)	745
3,365	Exela Intermediate LLC, 10.000%, 07/15/23 (e)	3,279
	Exelon Corp.,
4,100	4.450%, 04/15/46	4,258
3,750	5.100%, 06/15/45	4,296
	Express Scripts Holding Co.,
7,130	4.800%, 07/15/46	7,452
1,556	6.125%, 11/15/41	1,846
	FedEx Corp.,
4,090	4.550%, 04/01/46	4,343
2,215	4.750%, 11/15/45	2,414
1,605	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	1,649
	Fifth Third Bancorp,
2,385	Series J, VAR, 4.900%, 09/30/19 (x) (y)	2,418
17,625	VAR, 5.100%, 06/30/23 (x) (y)	18,198
	First Data Corp.,
4,520	5.000%, 01/15/24 (e)	4,701
17,493	5.375%, 08/15/23 (e)	18,302
22,483	5.750%, 01/15/24 (e)	23,747
3,478	7.000%, 12/01/23 (e)	3,752
542	FirstCash, Inc., 5.375%, 06/01/24 (e)	570

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
2,750	FirstEnergy Corp., Series C, 4.850%, 07/15/47	2,817
681	Flex Acquisition Co., Inc., 6.875%, 01/15/25 (e)	715
19,265	Ford Motor Co., 4.750%, 01/15/43	18,669
	Freeport-McMoRan, Inc.,
3,380	3.550%, 03/01/22	3,278
10,070	3.875%, 03/15/23	9,755
1,714	4.000%, 11/14/21	1,712
5,505	4.550%, 11/14/24	5,381
375	5.400%, 11/14/34	353
5,805	5.450%, 03/15/43	5,341
	Frontier Communications Corp.,
1,428	6.250%, 09/15/21	1,256
7,180	6.875%, 01/15/25	5,672
692	8.500%, 04/15/20	704
3,217	9.250%, 07/01/21	3,056
1,526	10.500%, 09/15/22	1,435
12,542	11.000%, 09/15/25	11,445
3,429	Gartner, Inc., 5.125%, 04/01/25 (e)	3,626
5,143	Gates Global LLC, 6.000%, 07/15/22 (e)	5,252
4,460	GCI, Inc., 6.750%, 06/01/21	4,599
2,522	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	2,872
5,695	General Cable Corp., 5.750%, 10/01/22	5,837
38,057	General Electric Co., Series D, VAR, 5.000%, 01/21/21 (x) (y)	40,123
	General Motors Co.,
6,370	6.250%, 10/02/43	7,217
8,720	6.750%, 04/01/46	10,438
	Genesis Energy LP,
1,553	5.625%, 06/15/24	1,499
1,054	6.000%, 05/15/23	1,043
780	6.750%, 08/01/22	792
3,640	Genesys Telecommunications Laboratories, Inc., 10.000%, 11/30/24 (e)	4,131
	GenOn Energy, Inc.,
975	9.500%, 10/15/18 (d)	646
3,355	9.875%, 10/15/20 (d)	2,231
	GEO Group, Inc. (The),
8,165	5.875%, 01/15/22	8,482
2,215	6.000%, 04/15/26	2,306
	Gilead Sciences, Inc.,
755	4.150%, 03/01/47	762
8,795	4.750%, 03/01/46	9,702

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
	Global Partners LP,
1,085	6.250%, 07/15/22	1,093
1,995	7.000%, 06/15/23	2,015
2,370	GLP Capital LP, 5.375%, 11/01/23	2,560
1,890	Golden Nugget, Inc., 8.500%, 12/01/21 (e)	2,001
	Goldman Sachs Group, Inc. (The),
23,810	Series L, VAR, 5.700%, 05/10/19 (x) (y)	24,869
19,960	Series M, VAR, 5.375%, 05/10/20 (x) (y)	20,958
16,295	Series O, VAR, 5.300%, 11/10/26 (x) (y)	17,377
895	Goodman Networks, Inc., 8.000%, 05/11/22	747
	Goodyear Tire & Rubber Co. (The),
5,526	4.875%, 03/15/27	5,598
2,385	5.000%, 05/31/26	2,457
	Gray Television, Inc.,
2,285	5.125%, 10/15/24 (e)	2,339
1,445	5.875%, 07/15/26 (e)	1,496
1,905	Great Lakes Dredge & Dock Corp., 8.000%, 05/15/22 (e)	1,948
1,310	Group 1 Automotive, Inc., 5.250%, 12/15/23 (e)	1,313
293	Guitar Center, Inc., 6.500%, 04/15/19 (e)	261
1,045	Gulfport Energy Corp., 6.000%, 10/15/24 (e)	1,034
5,600	H&E Equipment Services, Inc., 7.000%, 09/01/22	5,796
5,150	Halcon Resources Corp., 6.750%, 02/15/25 (e)	5,266
7,955	Halliburton Co., 5.000%, 11/15/45	8,617
3,046	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	2,696
1,466	Harland Clarke Holdings Corp., 8.375%, 08/15/22 (e)	1,569
4,520	Harris Corp., 5.054%, 04/27/45	5,108
3,847	HCA Healthcare, Inc., 6.250%, 02/15/21	4,174
	HCA, Inc.,
2,318	3.750%, 03/15/19	2,373
1,410	4.250%, 10/15/19	1,456
1,976	5.000%, 03/15/24	2,098
2,175	5.250%, 04/15/25	2,360
400	5.250%, 06/15/26	433
34,831	5.375%, 02/01/25	37,064
3,230	5.500%, 06/15/47	3,367
4,959	5.875%, 03/15/22	5,485
2,040	5.875%, 05/01/23	2,231
6,435	5.875%, 02/15/26	7,014
16,768	7.500%, 02/15/22	19,367

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	HD Supply, Inc.,
4,175	5.250%, 12/15/21 (e)	4,381
1,317	5.750%, 04/15/24 (e)	1,411
	HealthSouth Corp.,
3,470	5.750%, 11/01/24	3,539
3,650	5.750%, 09/15/25	3,760
2,986	Hecla Mining Co., 6.875%, 05/01/21	3,083
	Herc Rentals, Inc.,
3,474	7.500%, 06/01/22 (e)	3,761
4,293	7.750%, 06/01/24 (e)	4,658
	Hertz Corp. (The),
6,255	5.500%, 10/15/24 (e)	5,098
2,036	6.250%, 10/15/22	1,776
7,435	7.375%, 01/15/21	7,137
5,140	7.625%, 06/01/22 (e)	5,089
5,595	Hess Corp., 5.800%, 04/01/47	5,695
13,494	Hexion, Inc., 6.625%, 04/15/20	12,701
2,309	Hilcorp Energy I LP, 5.000%, 12/01/24 (e)	2,192
865	Hillman Group, Inc. (The), 6.375%, 07/15/22 (e)	833
	Hill-Rom Holdings, Inc.,
685	5.000%, 02/15/25 (e)	704
6,428	5.750%, 09/01/23 (e)	6,781
2,235	Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24 (e)	2,257
1,890	Hilton Grand Vacations Borrower LLC, 6.125%, 12/01/24 (e)	2,067
	Hilton Worldwide Finance LLC,
3,023	4.625%, 04/01/25 (e)	3,133
1,512	4.875%, 04/01/27 (e)	1,576
1,540	Holly Energy Partners LP, 6.000%, 08/01/24 (e)	1,604
1,000	HRG Group, Inc., 7.875%, 07/15/19	1,020
	Hughes Satellite Systems Corp.,
5,855	5.250%, 08/01/26	6,140
1,690	6.625%, 08/01/26	1,849
	Huntsman International LLC,
560	4.875%, 11/15/20	588
8,665	5.125%, 11/15/22	9,196
6,110	IASIS Healthcare LLC, 8.375%, 05/15/19	6,133
	Icahn Enterprises LP,
3,124	5.875%, 02/01/22	3,211
800	6.250%, 02/01/22	833
800	6.750%, 02/01/24	840

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
	iHeartCommunications, Inc.,
2,116	9.000%, 12/15/19	1,709
2,067	9.000%, 03/01/21	1,540
900	IHS Markit Ltd., 4.750%, 02/15/25 (e)	947
8,163	ILFC E-Capital Trust I, VAR, 4.340%, 12/21/65 (e)	7,791
2,205	ILFC E-Capital Trust II, VAR, 4.590%, 12/21/65 (e)	2,127
8,769	Infor Software Parent LLC, 7.125% (cash), 05/01/21 (e) (v)	9,076
	Infor US, Inc.,
1,248	5.750%, 08/15/20 (e)	1,285
16,065	6.500%, 05/15/22	16,728
5,823	Informatica LLC, 7.125%, 07/15/23 (e)	5,932
	International Game Technology plc,
925	6.250%, 02/15/22 (e)	1,013
9,020	6.500%, 02/15/25 (e)	9,956
4,020	Interval Acquisition Corp., 5.625%, 04/15/23	4,181
	Iron Mountain, Inc.,
1,530	5.750%, 08/15/24	1,572
2,337	6.000%, 10/01/20 (e)	2,419
1,250	6.000%, 08/15/23	1,322
1,915	ITC Holdings Corp., 5.300%, 07/01/43	2,215
782	j2 Cloud Services LLC, 6.000%, 07/15/25 (e)	814
8,360	Jack Ohio Finance LLC, 6.750%, 11/15/21 (e)	8,715
1,000	JC Penney Corp., Inc., 5.875%, 07/01/23 (e)	1,012
15	Jo-Ann Stores LLC, 8.125%, 03/15/19 (e)	15
955	Johnson Controls International plc, 4.500%, 02/15/47	1,022
993	Kaiser Aluminum Corp., 5.875%, 05/15/24	1,055
2,892	KFC Holding Co., 4.750%, 06/01/27 (e)	2,982
2,000	Kinder Morgan Energy Partners LP, 5.625%, 09/01/41	2,076
7,460	Kindred Healthcare, Inc., 8.750%, 01/15/23	7,432
3,075	Kinetic Concepts, Inc., 7.875%, 02/15/21 (e)	3,252
6,400	KLX, Inc., 5.875%, 12/01/22 (e)	6,728
2,065	Kohl’s Corp., 5.550%, 07/17/45	1,934
1,160	Koppers, Inc., 6.000%, 02/15/25 (e)	1,235
	Kraft Heinz Foods Co.,
7,495	4.375%, 06/01/46	7,294
1,045	5.000%, 06/04/42	1,105
8,927	5.200%, 07/15/45	9,693

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
3,574	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	3,645
	Kroger Co. (The),
10,245	3.875%, 10/15/46	9,065
2,375	4.650%, 01/15/48	2,363
	L Brands, Inc.,
5,195	6.750%, 07/01/36	4,935
1,606	6.875%, 11/01/35	1,542
1,514	Ladder Capital Finance Holdings LLLP, 5.250%, 03/15/22 (e)	1,561
	Lamar Media Corp.,
363	5.000%, 05/01/23	377
258	5.375%, 01/15/24	272
467	5.750%, 02/01/26	507
5,204	Landry’s, Inc., 6.750%, 10/15/24 (e)	5,336
2,900	Laredo Petroleum, Inc., 7.375%, 05/01/22	3,005
1,000	Level 3 Communications, Inc., 5.750%, 12/01/22	1,037
	Level 3 Financing, Inc.,
5,636	5.125%, 05/01/23	5,862
1,943	5.250%, 03/15/26	2,064
4,086	5.375%, 01/15/24	4,301
10,230	5.375%, 05/01/25	10,869
561	5.625%, 02/01/23	585
75	Levi Strauss & Co., 5.000%, 05/01/25	79
870	Liberty Interactive LLC, 8.250%, 02/01/30	948
2,538	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	3,185
500	LifePoint Health, Inc., 5.500%, 12/01/21	519
1,387	LIN Television Corp., 5.875%, 11/15/22	1,455
3,805	Live Nation Entertainment, Inc., 4.875%, 11/01/24 (e)	3,900
1,634	LPL Holdings, Inc., 5.750%, 09/15/25 (e)	1,712
3,265	LSB Industries, Inc., SUB, 8.500%, 08/01/19	3,216
5,407	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	5,765
4,372	LYB International Finance BV, 4.875%, 03/15/44	4,746
582	M/I Homes, Inc., 5.625%, 08/01/25 (e)	582
	Mallinckrodt International Finance SA,
160	3.500%, 04/15/18	161
539	4.750%, 04/15/23	477
6,105	5.500%, 04/15/25 (e)	5,647
4,590	5.625%, 10/15/23 (e)	4,395
1,610	5.750%, 08/01/22 (e)	1,572

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
5,645	Marathon Petroleum Corp., 4.750%, 09/15/44	5,508
4,280	Markel Corp., 5.000%, 04/05/46	4,642
1,527	Martin Midstream Partners LP, 7.250%, 02/15/21	1,558
1,625	Masco Corp., 4.500%, 05/15/47	1,630
3,357	MasTec, Inc., 4.875%, 03/15/23	3,357
890	Match Group, Inc., 6.375%, 06/01/24	969
1,840	Mediacom Broadband LLC, 6.375%, 04/01/23	1,927
	MetLife, Inc.,
12,815	6.400%, 12/15/36	14,816
17,944	Series C, VAR, 5.250%, 06/15/20 (x) (y)	18,759
	MGM Growth Properties Operating Partnership LP,
995	4.500%, 09/01/26	1,002
2,630	5.625%, 05/01/24	2,867
	MGM Resorts International,
15,020	6.000%, 03/15/23	16,634
2,630	6.625%, 12/15/21	2,959
15,259	7.750%, 03/15/22	17,928
	Micron Technology, Inc.,
3,706	5.250%, 08/01/23 (e)	3,867
7,227	5.250%, 01/15/24 (e)	7,532
70	5.500%, 02/01/25	74
302	5.875%, 02/15/22	314
3,805	7.500%, 09/15/23	4,244
1,628	Microsemi Corp., 9.125%, 04/15/23 (e)	1,872
1,350	Momentive Performance Materials USA, Inc., 8.875%, 10/15/20 (d)	—	(h)
1,520	Momentive Performance Materials, Inc., 3.880%, 10/24/21	1,524
	Morgan Stanley,
29,170	Series H, VAR, 5.450%, 07/15/19 (x) (y)	30,191
26,955	Series J, VAR, 5.550%, 07/15/20 (x) (y)	28,235
	Motors Liquidation Co.,
11	7.750%, 03/15/36 (d)	—
115	8.375%, 07/15/33 (d)	—
10	VAR, 6.750%, 05/01/28 (d)	—
5,316	MPH Acquisition Holdings LLC, 7.125%, 06/01/24 (e)	5,755
	MPLX LP,
3,485	5.200%, 03/01/47	3,606
1,900	5.500%, 02/15/23	1,955
1,939	MSCI, Inc., 5.250%, 11/15/24 (e)	2,070
10,774	Mylan NV, 5.250%, 06/15/46	11,747

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
1,070	Nabors Industries, Inc., 5.500%, 01/15/23	1,019
2,473	National Rural Utilities Cooperative Finance Corp., VAR, 5.250%, 04/20/46	2,649
	Nationstar Mortgage LLC,
1,372	6.500%, 07/01/21	1,406
1,028	6.500%, 06/01/22	1,051
3,280	7.875%, 10/01/20	3,364
3,804	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	4,099
7,029	Navistar International Corp., 8.250%, 11/01/21	7,086
1,460	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	1,577
	Neiman Marcus Group Ltd. LLC,
5,712	8.000%, 10/15/21 (e)	3,156
4,925	8.750% (PIK), 10/15/21 (e) (v)	2,413
	Netflix, Inc.,
1,786	4.375%, 11/15/26 (e)	1,808
645	5.750%, 03/01/24	710
200	5.875%, 02/15/25	224
	New Albertson’s, Inc.,
455	Series C, 6.625%, 06/01/28	398
645	7.750%, 06/15/26	623
2,280	8.000%, 05/01/31	2,086
2,042	8.700%, 05/01/30	1,950
2,332	New Home Co., Inc. (The), 7.250%, 04/01/22 (e)	2,414
	Newfield Exploration Co.,
2,010	5.625%, 07/01/24	2,108
2,620	5.750%, 01/30/22	2,767
880	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	920
	NGL Energy Partners LP,
445	5.125%, 07/15/19	441
1,977	6.125%, 03/01/25 (e)	1,794
750	6.875%, 10/15/21	743
1,109	NGPL PipeCo LLC, 4.875%, 08/15/27 (e)	1,142
7,664	Nielsen Finance LLC, 5.000%, 04/15/22 (e)	7,903
3,150	Noble Energy, Inc., 5.250%, 11/15/43	3,307
9,480	Northern Trust Corp., Series D, VAR, 4.600%, 10/01/26 (x) (y)	9,575
	Novelis Corp.,
4,835	5.875%, 09/30/26 (e)	5,089
4,455	6.250%, 08/15/24 (e)	4,767
	NRG Energy, Inc.,
2,000	6.250%, 05/01/24	2,075

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
500	6.625%, 03/15/23	517
5,313	6.625%, 01/15/27	5,459
2,465	NRG Yield Operating LLC, 5.000%, 09/15/26	2,516
1,229	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	1,247
730	NWH Escrow Corp., 7.500%, 08/01/21 (e)	644
	Oasis Petroleum, Inc.,
9,157	6.500%, 11/01/21	9,043
4,450	6.875%, 03/15/22	4,405
1,130	6.875%, 01/15/23	1,110
2,185	Olin Corp., 5.125%, 09/15/27	2,294
3,600	ONEOK Partners LP, 6.200%, 09/15/43	4,208
	Oshkosh Corp.,
1,300	5.375%, 03/01/22	1,349
4,609	5.375%, 03/01/25	4,851
	Outfront Media Capital LLC,
748	5.250%, 02/15/22	774
1,650	5.625%, 02/15/24	1,722
750	5.875%, 03/15/25	787
6,810	Owens Corning, 4.300%, 07/15/47	6,608
	Owens-Brockway Glass Container, Inc.,
810	5.000%, 01/15/22 (e)	856
545	5.375%, 01/15/25 (e)	585
584	5.875%, 08/15/23 (e)	647
1,084	6.375%, 08/15/25 (e)	1,223
3,452	Parker Drilling Co., 6.750%, 07/15/22	2,662
1,235	Parsley Energy LLC, 5.250%, 08/15/25 (e)	1,257
1,940	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	2,037
	PBF Holding Co. LLC,
1,431	7.000%, 11/15/23	1,438
1,885	7.250%, 06/15/25 (e)	1,847
1,089	PBF Logistics LP, 6.875%, 05/15/23	1,122
627	Peabody Energy Corp., 6.000%, 03/31/22 (e)	640
	Penn Virginia Corp.,
500	7.250%, 04/15/19 (d)	7
1,100	8.500%, 05/01/20 (d)	17
2,399	Penske Automotive Group, Inc., 5.500%, 05/15/26	2,405
	PetSmart, Inc.,
2,949	5.875%, 06/01/25 (e)	2,833
13,220	7.125%, 03/15/23 (e)	11,948
1,360	8.875%, 06/01/25 (e)	1,283

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
9,426	Phillips 66, 4.875%, 11/15/44	10,230
3,815	Phillips 66 Partners LP, 4.900%, 10/01/46	3,831
1,847	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	1,893
	Plains All American Pipeline LP,
1,560	4.700%, 06/15/44	1,428
1,490	4.900%, 02/15/45	1,395
3,521	Plantronics, Inc., 5.500%, 05/31/23 (e)	3,684
	PNC Financial Services Group, Inc. (The),
9,215	Series R, VAR, 4.850%, 06/01/23 (x) (y)	9,491
10,675	Series S, VAR, 5.000%, 11/01/26 (x) (y)	11,049
5,874	VAR, 6.750%, 08/01/21 (x) (y)	6,608
3,084	PolyOne Corp., 5.250%, 03/15/23	3,246
	Post Holdings, Inc.,
1,997	5.000%, 08/15/26 (e)	2,049
3,954	5.500%, 03/01/25 (e)	4,172
1,644	5.750%, 03/01/27 (e)	1,743
1,725	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	1,772
9,675	Prime Security Services Borrower LLC, 9.250%, 05/15/23 (e)	10,800
	Prudential Financial, Inc.,
7,920	VAR, 5.200%, 03/15/44	8,425
5,006	VAR, 5.375%, 05/15/45	5,426
23,245	VAR, 5.625%, 06/15/43	25,453
20,685	VAR, 5.875%, 09/15/42	23,038
	QEP Resources, Inc.,
186	5.250%, 05/01/23	181
2,652	5.375%, 10/01/22	2,605
1,010	6.875%, 03/01/21	1,058
2,241	Qorvo, Inc., 6.750%, 12/01/23	2,459
1,000	Quad/Graphics, Inc., 7.000%, 05/01/22	1,022
4,479	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	4,686
	Quintiles IMS, Inc.,
1,255	4.875%, 05/15/23 (e)	1,302
5,110	5.000%, 10/15/26 (e)	5,353
1,115	Qwest Capital Funding, Inc., 7.750%, 02/15/31	1,032
580	Qwest Corp., 7.250%, 09/15/25	648
7,082	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	7,649
1,123	Radian Group, Inc., 7.000%, 03/15/21	1,256
3,985	Rain CII Carbon LLC, 7.250%, 04/01/25 (e)	4,144
	Range Resources Corp.,
6,810	4.875%, 05/15/25	6,605
1,383	5.000%, 03/15/23 (e)	1,366
1,500	Realogy Group LLC, 5.250%, 12/01/21 (e)	1,564

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Regal Entertainment Group,
5,455	5.750%, 03/15/22	5,686
1,200	5.750%, 06/15/23	1,251
315	5.750%, 02/01/25	325
1,885	Regency Energy Partners LP, 5.500%, 04/15/23	1,942
	Revlon Consumer Products Corp.,
1,340	5.750%, 02/15/21	1,112
1,271	6.250%, 08/01/24	965
6,790	Reynolds American, Inc., 5.850%, 08/15/45	8,262
	RHP Hotel Properties LP,
2,950	5.000%, 04/15/21	3,013
3,828	5.000%, 04/15/23	3,943
10,742	Rite Aid Corp., 6.125%, 04/01/23 (e)	10,648
6,175	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	6,113
2,309	Rowan Cos., Inc., 7.375%, 06/15/25	2,176
58	RR Donnelley & Sons Co., 7.000%, 02/15/22	61
7,778	RSI Home Products, Inc., 6.500%, 03/15/23 (e)	8,167
1,135	RSP Permian, Inc., 5.250%, 01/15/25 (e)	1,152
	Sabre GLBL, Inc.,
2,542	5.250%, 11/15/23 (e)	2,644
8,087	5.375%, 04/15/23 (e)	8,451
	Sally Holdings LLC,
575	5.500%, 11/01/23	588
325	5.625%, 12/01/25	331
495	Sanchez Energy Corp., 6.125%, 01/15/23	405
	SBA Communications Corp.,
2,791	4.875%, 07/15/22	2,898
3,930	4.875%, 09/01/24	4,082
	Scientific Games International, Inc.,
9,100	7.000%, 01/01/22 (e)	9,692
3,325	10.000%, 12/01/22	3,707
	Scotts Miracle-Gro Co. (The),
2,567	5.250%, 12/15/26	2,705
7,683	6.000%, 10/15/23	8,250
	Sealed Air Corp.,
1,400	4.875%, 12/01/22 (e)	1,484
1,750	5.125%, 12/01/24 (e)	1,870
1,233	5.250%, 04/01/23 (e)	1,324
379	Sea-TRK, 14.000%, 06/30/18	349
	SemGroup Corp.,
1,146	5.625%, 07/15/22	1,137

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,070	5.625%, 11/15/23	1,051
4,456	Seminole Hard Rock Entertainment, Inc., 5.875%, 05/15/21 (e)	4,534
	Sensata Technologies BV,
4,678	4.875%, 10/15/23 (e)	4,842
2,034	5.625%, 11/01/24 (e)	2,212
8,376	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	9,130
	Service Corp. International,
2,865	5.375%, 01/15/22	2,937
5,865	5.375%, 05/15/24	6,224
2,735	7.500%, 04/01/27	3,255
1,240	8.000%, 11/15/21	1,469
408	Shearer’s Foods LLC, 9.000%, 11/01/19 (e)	422
2,050	Sherwin-Williams Co. (The), 4.500%, 06/01/47	2,166
2,664	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	2,804
	Sinclair Television Group, Inc.,
2,835	5.125%, 02/15/27 (e)	2,807
6,195	5.375%, 04/01/21	6,365
2,589	5.625%, 08/01/24 (e)	2,693
3,230	6.125%, 10/01/22	3,343
	Sirius XM Radio, Inc.,
2,336	4.625%, 05/15/23 (e)	2,398
1,728	5.000%, 08/01/27 (e)	1,765
10,110	5.375%, 04/15/25 (e)	10,616
2,855	5.375%, 07/15/26 (e)	2,992
2,864	5.750%, 08/01/21 (e)	2,946
7,571	6.000%, 07/15/24 (e)	8,167
4,855	Six Flags Entertainment Corp., 4.875%, 07/31/24 (e)	4,940
	SM Energy Co.,
2,142	5.000%, 01/15/24	1,992
1,248	6.500%, 11/15/21	1,242
2,915	Solera LLC, 10.500%, 03/01/24 (e)	3,352
671	Sonic Automotive, Inc., 6.125%, 03/15/27	674
7,550	Southern Power Co., Series F, 4.950%, 12/15/46	7,916
	Southwestern Energy Co.,
1,510	4.100%, 03/15/22	1,408
3,615	6.700%, 01/23/25	3,560
1,605	Spectra Energy Partners LP, 4.500%, 03/15/45	1,583
	Spectrum Brands, Inc.,
2,159	6.125%, 12/15/24	2,310

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
3,202	6.625%, 11/15/22	3,350
1,075	Speedway Motorsports, Inc., 5.125%, 02/01/23	1,102
	Springleaf Finance Corp.,
2,264	7.750%, 10/01/21	2,538
1,688	8.250%, 12/15/20	1,895
15,840	Sprint Capital Corp., 8.750%, 03/15/32	19,642
	Sprint Communications, Inc.,
5,328	6.000%, 11/15/22	5,621
3,660	7.000%, 03/01/20 (e)	3,999
2,524	7.000%, 08/15/20	2,757
305	11.500%, 11/15/21	391
	Sprint Corp.,
2,829	7.125%, 06/15/24	3,101
3,678	7.250%, 09/15/21	4,064
19,641	7.625%, 02/15/25	22,145
34,952	7.875%, 09/15/23	39,671
	SPX FLOW, Inc.,
1,370	5.625%, 08/15/24 (e)	1,418
2,175	5.875%, 08/15/26 (e)	2,257
1,439	Standard Industries, Inc., 6.000%, 10/15/25 (e)	1,543
1,650	State Street Corp., Series F, VAR, 5.250%, 09/15/20 (x) (y)	1,732
	Steel Dynamics, Inc.,
1,085	5.000%, 12/15/26	1,144
625	5.250%, 04/15/23	651
2,600	5.500%, 10/01/24	2,782
1,945	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	2,013
195	Stone Energy Corp., 7.500%, 05/31/22	186
5,180	Summit Materials LLC, 6.125%, 07/15/23	5,426
	Summit Midstream Holdings LLC,
1,559	5.500%, 08/15/22	1,567
4,125	5.750%, 04/15/25	4,176
	Sunoco Logistics Partners Operations LP,
3,655	5.300%, 04/01/44	3,577
5,915	5.350%, 05/15/45	5,878
	Sunoco LP,
3,029	6.250%, 04/15/21	3,165
1,055	6.375%, 04/01/23	1,111
	SunTrust Banks, Inc.,
8,680	Series G, VAR, 5.050%, 06/15/22 (x) (y)	8,778
12,540	VAR, 5.625%, 12/15/19 (x) (y)	13,135

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	SUPERVALU, Inc.,
4,952	6.750%, 06/01/21	4,915
9,210	7.750%, 11/15/22	9,141
367	Surgery Center Holdings, Inc., 6.750%, 07/01/25 (e)	377
2,330	Symantec Corp., 5.000%, 04/15/25 (e)	2,441
4,815	Sysco Corp., 4.500%, 04/01/46	5,144
	Talen Energy Supply LLC,
2,351	6.500%, 06/01/25	1,699
2,985	9.500%, 07/15/22 (e)	2,634
2,150	Tallgrass Energy Partners LP, 5.500%, 09/15/24 (e)	2,201
	Targa Resources Partners LP,
2,483	4.250%, 11/15/23	2,446
4,214	5.125%, 02/01/25 (e)	4,340
850	5.250%, 05/01/23	877
2,750	6.750%, 03/15/24	2,977
3,743	Team Health Holdings, Inc., 6.375%, 02/01/25 (e)	3,668
	TEGNA, Inc.,
1,415	4.875%, 09/15/21 (e)	1,456
2,210	5.500%, 09/15/24 (e)	2,301
5,470	6.375%, 10/15/23	5,791
	Teleflex, Inc.,
368	4.875%, 06/01/26	379
875	5.250%, 06/15/24	914
	Tempur Sealy International, Inc.,
6,355	5.500%, 06/15/26	6,546
2,786	5.625%, 10/15/23	2,908
	Tenet Healthcare Corp.,
3,935	4.375%, 10/01/21	4,004
10,946	4.500%, 04/01/21	11,137
3,003	4.625%, 07/15/24 (e)	2,988
1,220	4.750%, 06/01/20	1,264
4,486	5.125%, 05/01/25 (e)	4,514
995	5.500%, 03/01/19	1,025
1,329	6.000%, 10/01/20	1,424
1,070	6.750%, 02/01/20	1,118
9,620	6.750%, 06/15/23	9,524
1,980	7.500%, 01/01/22 (e)	2,138
3,439	8.000%, 08/01/20	3,495
13,423	8.125%, 04/01/22	14,430
1,223	Tennant Co., 5.625%, 05/01/25 (e)	1,301
5,243	Terex Corp., 5.625%, 02/01/25 (e)	5,466

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
1,939	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	2,157
	TerraForm Power Operating LLC,
1,000	SUB, 6.375%, 02/01/23 (e)	1,040
1,500	SUB, 6.625%, 06/15/25 (e)	1,597
	Tesoro Logistics LP,
3,871	5.875%, 10/01/20	3,948
4,415	6.125%, 10/15/21	4,575
5,267	6.250%, 10/15/22	5,596
1,540	6.375%, 05/01/24	1,683
29,249	Texas Competitive Electric Holdings Co. LLC, 8.500%, 05/01/20 (d)	73
1,085	THC Escrow Corp. III, 7.000%, 08/01/25 (e)	1,070
4,160	Time, Inc., 5.750%, 04/15/22 (e)	4,316
1,887	Titan International, Inc., 6.875%, 10/01/20	1,953
	T-Mobile USA, Inc.,
3,110	6.000%, 03/01/23	3,292
4,162	6.375%, 03/01/25	4,479
2,440	6.500%, 01/15/24	2,628
11,360	6.500%, 01/15/26	12,638
3,388	6.625%, 04/01/23	3,583
2,682	6.836%, 04/28/23	2,846
	Toll Brothers Finance Corp.,
345	4.875%, 11/15/25	359
935	5.625%, 01/15/24	1,017
1,517	Tops Holding LLC, 8.000%, 06/15/22 (e)	1,229
	TransDigm, Inc.,
1,000	5.500%, 10/15/20	1,018
2,325	6.000%, 07/15/22	2,430
1,584	6.375%, 06/15/26	1,655
4,272	6.500%, 07/15/24	4,534
4,015	6.500%, 05/15/25	4,226
3,996	Transocean Proteus Ltd., 6.250%, 12/01/24 (e)	4,185
	Transocean, Inc.,
1,525	5.800%, 10/15/22	1,441
4,317	6.800%, 03/15/38	3,216
447	7.500%, 04/15/31	365
3,771	9.000%, 07/15/23 (e)	3,941
1,211	9.350%, 12/15/41	1,084
3,815	TreeHouse Foods, Inc., 6.000%, 02/15/24 (e)	4,092
2,200	Trinseo Materials Operating SCA, 6.750%, 05/01/22 (e)	2,332

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Triumph Group, Inc.,
4,545	4.875%, 04/01/21	4,301
1,686	5.250%, 06/01/22	1,589
2,148	Tutor Perini Corp., 6.875%, 05/01/25 (e)	2,309
2,435	Tyson Foods, Inc., 4.550%, 06/02/47	2,584
	Ultra Resources, Inc.,
7,131	6.875%, 04/15/22 (e)	7,345
1,608	7.125%, 04/15/25 (e)	1,640
3,327	Unit Corp., 6.625%, 05/15/21	3,285
3,454	United Continental Holdings, Inc., 5.000%, 02/01/24	3,497
	United Rentals North America, Inc.,
6,045	4.875%, 01/15/28 (w)	6,060
3,281	5.500%, 07/15/25	3,461
4,235	5.500%, 05/15/27	4,468
4,880	5.750%, 11/15/24	5,185
1,845	5.875%, 09/15/26	1,986
5,028	6.125%, 06/15/23	5,260
1,432	7.625%, 04/15/22	1,495
988	United States Steel Corp., 8.375%, 07/01/21 (e)	1,093
	Uniti Group LP,
4,380	6.000%, 04/15/23 (e)	4,511
1,210	7.125%, 12/15/24 (e)	1,183
8,255	8.250%, 10/15/23	8,503
665	Uniti Group, Inc., 7.125%, 12/15/24 (e)	650
2,125	Univar USA, Inc., 6.750%, 07/15/23 (e)	2,226
	Univision Communications, Inc.,
3,600	5.125%, 05/15/23 (e)	3,672
3,492	5.125%, 02/15/25 (e)	3,501
2,028	6.750%, 09/15/22 (e)	2,106
	US Bancorp,
9,885	Series I, VAR, 5.125%, 01/15/21 (x) (y)	10,540
10,800	Series J, VAR, 5.300%, 04/15/27 (x) (y)	11,448
	US Concrete, Inc.,
2,251	6.375%, 06/01/24 (e)	2,403
1,632	USIS Merger Sub, Inc., 6.875%, 05/01/25 (e)	1,689
	Valeant Pharmaceuticals International, Inc.,
4,490	5.375%, 03/15/20 (e)	4,355
383	5.500%, 03/01/23 (e)	326
26,954	5.875%, 05/15/23 (e)	23,180
4,748	6.125%, 04/15/25 (e)	4,042
5,357	6.375%, 10/15/20 (e)	5,210
2,551	6.500%, 03/15/22 (e)	2,691

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
7,317	6.750%, 08/15/21 (e)	6,915
4,432	7.000%, 10/01/20 (e)	4,377
5,817	7.000%, 03/15/24 (e)	6,195
8,965	7.250%, 07/15/22 (e)	8,449
14,482	7.500%, 07/15/21 (e)	14,066
1,115	Veritas US, Inc., 7.500%, 02/01/23 (e)	1,207
	Verizon Communications, Inc.,
11,025	4.522%, 09/15/48	10,258
9,145	5.012%, 04/15/49	9,127
1,525	Versum Materials, Inc., 5.500%, 09/30/24 (e)	1,620
8,971	Vertiv Group Corp., 9.250%, 10/15/24 (e)	9,913
	Viacom, Inc.,
6,675	4.375%, 03/15/43	5,903
4,865	VAR, 5.875%, 02/28/57	4,984
4,385	VAR, 6.250%, 02/28/57	4,500
7,330	Vista Outdoor, Inc., 5.875%, 10/01/23	7,513
	Voya Financial, Inc.,
3,660	4.800%, 06/15/46	3,841
13,110	VAR, 5.650%, 05/15/53	14,060
2,755	Vulcan Materials Co., 4.500%, 06/15/47	2,817
1,567	W&T Offshore, Inc., 8.500%, 06/15/19	1,101
11,565	Wachovia Capital Trust III, VAR, 5.570%, 09/05/17 (x) (y)	11,672
4,870	Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	5,210
	Weatherford International Ltd.,
1,822	4.500%, 04/15/22	1,676
777	6.500%, 08/01/36	684
233	6.750%, 09/15/40	207
1,011	7.000%, 03/15/38	914
549	8.250%, 06/15/23	557
800	9.875%, 02/15/24 (e)	858
	Wells Fargo & Co.,
2,880	Series K, VAR, 7.980%, 03/15/18 (x) (y)	2,984
25,305	Series S, VAR, 5.900%, 06/15/24 (x) (y)	27,488
15,275	Series U, VAR, 5.875%, 06/15/25 (x) (y)	16,936
	Western Digital Corp.,
7,666	7.375%, 04/01/23 (e)	8,413
14,250	10.500%, 04/01/24	16,869
770	Western Gas Partners LP, 5.450%, 04/01/44	807
1,831	Western Refining Logistics LP, 7.500%, 02/15/23	1,973
	Whiting Petroleum Corp.,
6,763	5.000%, 03/15/19	6,696

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
3,935	5.750%, 03/15/21	3,733
3,500	6.250%, 04/01/23	3,290
2,125	WildHorse Resource Development Corp., 6.875%, 02/01/25 (e)	2,082
	Williams Cos., Inc. (The),
2,210	3.700%, 01/15/23	2,187
1,790	5.750%, 06/24/44	1,862
1,144	7.750%, 06/15/31	1,384
162	Series A, 7.500%, 01/15/31	193
	Windstream Services LLC,
3,900	6.375%, 08/01/23	3,188
15,021	7.500%, 06/01/22	12,843
854	7.500%, 04/01/23	724
6,935	7.750%, 10/01/21	6,207
	WMG Acquisition Corp.,
865	4.875%, 11/01/24 (e)	889
2,420	5.000%, 08/01/23 (e)	2,505
3,823	5.625%, 04/15/22 (e)	3,976
3,408	6.750%, 04/15/22 (e)	3,578
	WPX Energy, Inc.,
3,475	6.000%, 01/15/22	3,571
4,005	7.500%, 08/01/20	4,285
800	8.250%, 08/01/23	880
9,290	Wynn Las Vegas LLC, 5.500%, 03/01/25 (e)	9,776
	XPO Logistics, Inc.,
1,865	6.125%, 09/01/23 (e)	1,939
8,485	6.500%, 06/15/22 (e)	8,814
540	Xylem, Inc., 4.375%, 11/01/46	559
	Zayo Group LLC,
3,665	5.750%, 01/15/27 (e)	3,885
12,312	6.000%, 04/01/23	12,974
1,053	6.375%, 05/15/25	1,141
5,715	Zebra Technologies Corp., 7.250%, 10/15/22	6,083

		3,897,631

	Venezuela, Bolivarian Republic of — 0.0% (g)
	Petroleos de Venezuela SA,
1,871	6.000%, 11/15/26	602
1,890	Reg. S, 5.375%, 04/12/27	616
318	Reg. S, 6.000%, 11/15/26	102
1,540	Reg. S, 9.000%, 11/17/21	603
900	Reg. S, 12.750%, 02/17/22	414

		2,337

	Total Corporate Bonds (Cost $4,645,243)	4,840,423

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — 3.2%
	Angola — 0.1%
	Republic of Angola,
5,050	9.500%, 11/12/25	5,372
2,222	Reg. S, 7.000%, 08/17/19	2,300

		7,672

	Argentina — 0.3%
	Provincia de Buenos Aires,
4,900	7.875%, 06/15/27 (e)	4,998
4,910	Reg. S, 9.950%, 06/09/21	5,560
3,159	Reg. S, 10.875%, 01/26/21	3,570
5,000	Provincia de Cordoba, Reg. S, 7.450%, 09/01/24	5,188
	Republic of Argentina,
2,860	6.250%, 04/22/19	3,017
6,140	7.125%, 06/28/17 (e)	5,575
890	7.500%, 04/22/26	956
3,365	8.280%, 12/31/33	3,651

		32,515

	Armenia — 0.0% (g)
600	Republic of Armenia, Reg. S, 7.150%, 03/26/25	661

	Aruba — 0.0% (g)
1,620	Government of Aruba, 4.625%, 09/14/23 (e)	1,685

	Bahrain — 0.0% (g)
3,000	Kingdom of Bahrain, 7.000%, 10/12/28	3,082

	Belarus — 0.1%
	Republic of Belarus,
2,710	6.875%, 02/28/23 (e)	2,876
3,571	7.625%, 06/29/27 (e)	3,828
2,200	Reg. S, 8.950%, 01/26/18	2,256

		8,960

	Brazil — 0.1%
	Federative Republic of Brazil,
2,140	4.250%, 01/07/25	2,140
2,280	4.875%, 01/22/21	2,416
2,810	6.000%, 04/07/26	3,085
4,305	8.250%, 01/20/34	5,489

		13,130

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Cameroon — 0.0% (g)
600	Republic of Cameroon, 9.500%, 11/19/25	704

	Colombia — 0.0% (g)
	Republic of Colombia,
1,100	6.125%, 01/18/41	1,275
2,400	7.375%, 09/18/37	3,108

		4,383

	Costa Rica — 0.1%
	Republic of Costa Rica,
4,720	7.158%, 03/12/45 (e)	4,991
2,920	Reg. S, 6.950%, 11/10/21	3,117
1,930	Reg. S, 9.995%, 08/01/20	2,263

		10,371

	Croatia — 0.1%
	Republic of Croatia,
2,150	Reg. S, 6.000%, 01/26/24	2,451
1,700	Reg. S, 6.625%, 07/14/20	1,879
1,590	Reg. S, 6.750%, 11/05/19	1,731

		6,061

	Dominican Republic — 0.2%
	Government of Dominican Republic,
890	6.875%, 01/29/26 (e)	1,011
2,105	7.450%, 04/30/44 (e)	2,457
4,600	Reg. S, 6.876%, 01/29/26	5,227
4,620	Reg. S, 7.451%, 04/30/44	5,394
3,340	Reg. S, 7.500%, 05/06/21	3,695

		17,784

	Ecuador — 0.1%
	Republic of Ecuador,
4,980	8.750%, 06/02/23	4,974
3,150	Reg. S, 10.500%, 03/24/20	3,335
4,500	Reg. S, 10.750%, 03/28/22	4,860

		13,169

	Egypt — 0.1%
	Republic of Egypt,
4,160	6.125%, 01/31/22 (e)	4,295
3,350	7.500%, 01/31/27	3,601
6,700	8.500%, 01/31/47	7,295

		15,191

	El Salvador — 0.1%
	Republic of El Salvador,
700	Reg. S, 6.375%, 01/18/27	634
1,200	Reg. S, 7.375%, 12/01/19	1,213
2,400	Reg. S, 7.625%, 02/01/41	2,190

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	El Salvador — continued
3,450	Reg. S, 7.750%, 01/24/23	3,484

		7,521

	Ethiopia — 0.0% (g)
4,707	Republic of Ethiopia, 6.625%, 12/11/24	4,725

	Gabon — 0.0% (g)
850	Republic of Gabonese, 6.375%, 12/12/24	832

	Ghana — 0.0% (g)
2,750	Republic of Ghana, 10.750%, 10/14/30	3,424

	Honduras — 0.1%
	Republic of Honduras,
2,050	Reg. S, 7.500%, 03/15/24	2,296
2,730	Reg. S, 8.750%, 12/16/20	3,126

		5,422

	Hungary — 0.0% (g)
	Republic of Hungary,
1,434	5.750%, 11/22/23	1,652
852	7.625%, 03/29/41	1,292

		2,944

	Indonesia — 0.1%
	Republic of Indonesia,
2,480	6.750%, 01/15/44 (e)	3,264
3,000	Reg. S, 4.125%, 01/15/25	3,116
3,000	Reg. S, 4.350%, 01/08/27	3,150
400	Reg. S, 6.751%, 01/15/44	527
2,392	Reg. S, 11.625%, 03/04/19	2,751

		12,808

	Iraq — 0.0% (g)
	Republic of Iraq,
5,055	Reg. S, 5.800%, 01/15/28	4,638

	Jamaica — 0.0% (g)
4,173	Government of Jamaica, 8.000%, 03/15/39	4,966

	Jordan — 0.1%
	Kingdom of Jordan,
1,250	Reg. S, 5.750%, 01/31/27	1,244
4,170	Reg. S, 6.125%, 01/29/26	4,284

		5,528

	Kenya — 0.0% (g)
	Republic of Kenya,
600	5.875%, 06/24/19	614
1,500	6.875%, 06/24/24	1,534
420	Reg. S, 6.875%, 06/24/24	429

		2,577

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Lebanon — 0.2%
	Republic of Lebanon,
4,970	6.650%, 02/26/30	4,895
3,392	Reg. S, 5.450%, 11/28/19	3,392
3,870	Reg. S, 6.600%, 11/27/26	3,851
7,180	Reg. S, 8.250%, 04/12/21	7,692

		19,830

	Mexico — 0.1%
	United Mexican States,
4,750	4.600%, 01/23/46	4,703
2,500	5.550%, 01/21/45	2,832

		7,535

	Mongolia — 0.0% (g)
1,634	Mongolia Government Bond, Reg. S, 8.750%, 03/09/24	1,830

	Morocco — 0.0% (g)
1,050	Kingdom of Morocco, Reg. S, 5.500%, 12/11/42	1,172

	Nigeria — 0.0% (g)
1,200	Republic of Nigeria, 7.875%, 02/16/32	1,326

	Oman — 0.1%
	Oman Government Bond,
3,150	4.750%, 06/15/26	3,130
2,950	5.375%, 03/08/27	3,053
7,790	6.500%, 03/08/47 (e)	8,129

		14,312

	Pakistan — 0.1%
	Republic of Pakistan,
2,870	8.250%, 09/30/25	3,243
1,150	Reg. S, 6.750%, 12/03/19	1,203
2,650	Reg. S, 7.250%, 04/15/19	2,767
3,850	Reg. S, 8.250%, 04/15/24	4,291

		11,504

	Panama — 0.1%
	Republic of Panama,
1,400	3.750%, 03/16/25	1,456
2,150	4.300%, 04/29/53	2,147
3,000	4.500%, 05/15/47	3,094
1,400	6.700%, 01/26/36	1,831
680	8.875%, 09/30/27	974

		9,502

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Paraguay — 0.0% (g)
879	Republic of Paraguay, Reg. S, 4.700%, 03/27/27	912

	Peru — 0.0% (g)
3,000	Republic of Peru, 5.625%, 11/18/50	3,697

	Philippines — 0.0% (g)
1,860	Republic of the Philippines,10.625%, 03/16/25	2,853

	Romania — 0.0% (g)
	Republic of Romania,
2,780	Reg. S, 6.125%, 01/22/44	3,527

	Russia — 0.1%
	Russian Federation,
4,400	Reg. S, 5.875%, 09/16/43	4,954
3,340	Reg. S, 12.750%, 06/24/28	5,858

		10,812

	Serbia — 0.1%
	Republic of Serbia,
2,950	Reg. S, 4.875%, 02/25/20	3,090
5,180	Reg. S, 7.250%, 09/28/21	6,009

		9,099

	Slovenia — 0.0% (g)
2,190	Republic of Slovenia, Reg. S, 5.850%, 05/10/23	2,534

	South Africa — 0.1%
	Republic of South Africa,
5,360	4.875%, 04/14/26	5,420
3,150	5.875%, 05/30/22	3,457
4,244	5.875%, 09/16/25	4,605
3,800	6.250%, 03/08/41	4,152

		17,634

	Sri Lanka — 0.1%
	Republic of Sri Lanka,
4,350	Reg. S, 5.875%, 07/25/22	4,551
2,690	Reg. S, 6.250%, 10/04/20	2,858
2,000	Reg. S, 6.250%, 07/27/21	2,133
2,900	Reg. S, 6.850%, 11/03/25	3,132

		12,674

	Turkey — 0.3%
	Republic of Turkey,
6,850	6.000%, 03/25/27	7,381

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Turkey — continued
7,620	6.000%, 01/14/41	7,887
2,800	6.250%, 09/26/22	3,073
5,800	6.625%, 02/17/45	6,452
8,240	7.375%, 02/05/25	9,641

		34,434

	Ukraine — 0.2%
	Republic of Ukraine,
4,150	7.750%, 09/01/19	4,306
4,450	7.750%, 09/01/24	4,437
6,800	Reg. S, 7.750%, 09/01/20	7,052
2,540	Reg. S, 7.750%, 09/01/21	2,616
5,200	Reg. S, 7.750%, 09/01/22	5,317
3,650	Reg. S, 7.750%, 09/01/23	3,686

		27,414

	Uruguay — 0.1%
	Republic of Uruguay,
570	4.375%, 10/27/27	609
4,210	5.100%, 06/18/50	4,336
1,680	7.625%, 03/21/36	2,287
960	8.000%, 11/18/22	1,174

		8,406

	Venezuela, Bolivarian Republic of — 0.0% (g)
	Republic of Venezuela,
1,190	9.250%, 09/15/27	500
2,880	Reg. S, 9.000%, 05/07/23	1,109
1,630	Reg. S, 11.750%, 10/21/26	684
1,530	Reg. S, 11.950%, 08/05/31	639

		2,932

	Zambia — 0.0% (g)
	Republic of Zambia,
750	8.500%, 04/14/24	797
810	Reg. S, 8.970%, 07/30/27	877

		1,674

	Total Foreign Government Securities (Cost $390,055)	396,366

Loan Assignments — 0.6%
	Canada — 0.1%
2,387	Concordia Healthcare Corp., Initial Dollar Term Loan, VAR, 5.501%, 10/21/21	1,765
635	MacDonald, Dettwiler and Associates Ltd., Term Loan B, VAR, 3.750%, 07/05/24 ^	635
5,807	MEG Energy Corp., 1st Lien Term B Loan, VAR, 4.733%, 12/31/23 ^	5,774

		8,174

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Luxembourg — 0.0% (g)
954	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, VAR, 4.234%, 03/11/22	960

	United States — 0.5%
180	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	181
495	Avaya, Inc., DIP Term Loan, VAR, 8.729%, 01/24/18 (d) ^	508
1,020	Avaya, Inc., Extending Tranche Term Loan B-3, VAR, 5.670%, 10/26/17 (d)	828
1,565	Avaya, Inc., Term Loan B-6, VAR, 6.667%, 03/31/18 (d)	1,272
1,260	Avaya, Inc., Term Loan B-7, VAR, 6.417%, 05/29/20 (d)	1,029
397	Berry Plastics Corp., Term Loan I, VAR, 3.730%, 10/01/22	398
640	Berry Plastics Corp., Term Loan L, VAR, 3.474%, 01/06/21	642
7,733	California Resources Corp., 1st Lien Second Out Term Loan, VAR, 11.601%, 12/31/21	8,317
7,442	Chesapeake Energy Corp., 1st Lien Last Out Term Loan, VAR, 8.686%, 08/23/21 ^	7,984
730	Cincinnati Bell, Inc., Term Loan, VAR, 4.227%, 09/10/20	732
1,473	Consolidated Communications, Inc., Term Loan B, VAR, 4.240%, 10/05/23	1,473
1,869	Cortes NP Acquisition Corp., Term B Loan, VAR, 5.234%, 11/30/23	1,885
510	Delta 2 SARL, 2nd Lien Term Loan, VAR, 8.004%, 07/29/22	511
796	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	734
2,234	First Data Corp., 1st Lien Term Loan, VAR, 3.727%, 04/26/24	2,246
639	Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B-2, VAR, 5.007%, 12/01/23	644
5,407	iHeartCommunications, Inc., Term Loan D, VAR, 7.984%, 01/30/19	4,364
1,873	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.734%, 07/30/19	1,506
375	Infor US, Inc., Tranche B-6 Term Loan, VAR, 4.046%, 02/01/22	375
1,056	Landry’s, Inc., 1st Lien Term Loan, VAR, 3.971%, 10/04/23	1,057

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
4,880	Moran Foods LLC, Term Loan B, VAR, 7.234%, 11/29/23	4,789
580	MTL Publishing LLC, 1st Lien Term Loan, VAR, 3.724%, 08/21/23	583
943	ON Semiconductor Corp., 1st Lien Term Loan B, VAR, 3.484%, 03/31/23	947
1,108	PetSmart, Inc., Term Loan B, VAR, 4.230%, 03/11/22	1,046
1,296	Quest Software U.S. Holdings, Inc., Term Loan, VAR, 7.257%, 10/31/22	1,317
1,590	Revlon Consumer Products Corp., Term Loan B, VAR, 4.734%, 09/07/23	1,434
395	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.990%, 08/21/20	400
554	Scientific Games Corp., Term Loan B-3, VAR, 5.233%, 10/01/21	554
2,381	Securus Technologies Holdings, Inc., 1st Lien Term Loan, VAR, 4.500%, 06/20/24 ^	2,404
511	Securus Technologies Holdings, Inc., 2nd Lien Term Loan, VAR, 9.000%, 06/20/25 ^	513
771	Signode Industrial Group Lux SA, Initial Term B Loan, VAR, 4.012%, 05/01/21	773
682	Supervalu, Inc., Delayed Draw Term Loan, VAR, 4.734%, 06/02/24	676
1,136	Supervalu, Inc., Term Loan B, VAR, 4.734%, 06/08/24	1,127
2,296	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.311%, 04/23/19	2,210
803	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.296%, 04/23/19	770
844	The Go Daddy Group, Inc., Term Loan B, VAR, 3.734%, 02/15/24	848
253	Tribune Media Co., Term Loan B, VAR, 4.234%, 12/27/20	254
3,609	Ultra Resources, Inc., Term Loan, VAR, 4.224%, 04/12/24 ^	3,622
754	Vertis, Inc., 1st Lien Term Loan, VAR, 0.000%, 12/20/15 (d)	—	(h)
2,125	Viskase Cos., Inc., Initial Term Loan, VAR, 4.546%, 01/30/21	2,050

		63,003

	Total Loan Assignments (Cost $74,302)	72,137

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Preferred Stocks — 0.9%
	Bermuda — 0.0% (g)
3	XLIT Ltd., Series D, VAR, 3.354%, 09/11/17 ($1,000 par value) @	3,130

	Germany — 0.0% (g)
221	Schaeffler AG (Preference)	3,083

	United States — 0.9%
508	BB&T Corp., Series F, 5.200%, 11/01/17 ($25 par value) @	12,706
52	BB&T Corp., Series G, 5.200%, 06/01/18 ($25 par value) @	1,306
156	Capital One Financial Corp., Series D, 6.700%, 12/01/19 ($25 par value) @	4,298
71	Discover Financial Services, Series B, 6.500%, 12/01/17 ($25 par value) @	1,815
213	Dominion Energy, Inc., Series A, 5.250%, 07/30/76 ($25 par value)	5,410
12	GMAC Capital Trust I, Series 2, VAR, 6.967%, 02/15/40 ($25 par value)	319
460	Goldman Sachs Group, Inc. (The), Series J, VAR, 5.500%, 05/10/23 ($25 par value) @	12,765
64	Goodman Private (Preference)	218
23	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	694
310	Morgan Stanley, Series I, VAR, 6.375%, 10/15/24 ($25 par value) @	8,931
508	Morgan Stanley, Series K, VAR, 5.850%, 04/15/27 ($25 par value) @	13,843
239	SCE Trust II, 5.100%, 03/15/18 ($25 par value) @	6,090
281	Southern Co. (The), 5.250%, 10/01/76 ($25 par value)	7,166
301	State Street Corp., Series D, VAR, 5.900%, 03/15/24 ($25 par value) @	8,599
315	State Street Corp., Series E, 6.000%, 12/15/19 ($25 par value) @	8,436
128	State Street Corp., Series G, VAR, 5.350%, 03/15/26 ($25 par value) @	3,564
42	Vornado Realty Trust, Series G, 6.625%, 09/11/17 ($25 par value) @	1,089
269	Wells Fargo & Co., Series Y, 5.625%, 06/15/22 ($25 par value) @	6,914

		104,163

	Total Preferred Stocks (Cost $102,183)	110,376

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE
Rights — 0.0% (g)
	United States — 0.0% (g)
483	Vistra Energy Corp., expiring 12/31/49 (a) (Cost $ —)	531

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	United States — 0.0% (g)
— (h)	Jack Cooper Holdings Corp., expiring 10/29/27 (Strike Price $1.00) (a)	—
1	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—
— (h)	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—
	Sabine Oil & Gas Holdings, Inc.,
— (h)	expiring 04/13/2026 (a)	1
1	expiring 04/13/2026 (Strike Price $1.00) (a)	10

	Total Warrants (Cost $9)	11

PRINCIPAL AMOUNT
U.S. Treasury Obligation — 0.3%
35,374	U.S. Treasury Notes, 0.750%, 01/31/18 (k) (Cost $35,352)	35,301

SHARES
Short-Term Investments — 1.9%
	Investment Company — 1.8%
228,670	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.860% (b) (l)	228,670

	Time Deposit — 0.1%
11,100	Credit Agricole Corporate & Investment Bank SA, 1.170%, 08/01/17 (n)	11,100

	Total Short-Term Investments (Cost $239,770)	239,770

	Total Investments — 99.8% (Cost $11,464,259)	12,509,456
	Other Assets in Excess of Liabilities — 0.2%	30,835

	NET ASSETS — 100.0%	$12,540,291

Percentages indicated are based on net assets.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

Summary of Investments by Industry, July 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	9.6%
Equity Real Estate Investment Trusts (REITs)	7.2
Oil, Gas & Consumable Fuels	7.2
Asset-Backed Securities	4.6
Insurance	4.6
Media	4.2
Pharmaceuticals	4.1
Diversified Telecommunication Services	4.0
Capital Markets	3.7
Foreign Government Securities	3.2
Collateralized Mortgage Obligations	3.0
Health Care Providers & Services	2.3
Wireless Telecommunication Services	2.2
Hotels, Restaurants & Leisure	2.0
Semiconductors & Semiconductor Equipment	1.9
Tobacco	1.9
Electric Utilities	1.8
Chemicals	1.6
Metals & Mining	1.6
IT Services	1.4
Technology Hardware, Storage & Peripherals	1.4
Beverages	1.3
Industrial Conglomerates	1.2
Software	1.2
Auto Components	1.2
Food & Staples Retailing	1.1
Automobiles	1.1
Household Durables	1.0
Others (each less than 1.0%)	16.5
Short-Term Investments	1.9

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
42	Euro STOXX 50 Index	09/15/17	EUR	$1,712	$(53)
17	FTSE 100 Index	09/15/17	GBP	1,640	(18)
	Short Futures Outstanding
(2,657)	Euro FX	09/18/17	USD	(393,917)	(19,762)
(3,336)	GBP FX	09/18/17	USD	(275,574)	(9,179)
(8,024)	5 Year U.S. Treasury Note	09/29/17	USD	(948,086)	(518)

					$(29,530)

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage
CSMC	—	Credit Suisse Mortgage Trust
CVA	—	Dutch Certification
DIP	—	Debtor-in-possession
EUR	—	Euro
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
GDR	—	Global Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
HKD	—	Hong Kong Dollar
MSCI	—	Morgan Stanley Capital International
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2017.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2017.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money Market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of July 31, 2017.
(n)	—	The rate shown is the effective yield as of July 31, 2017.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2017.
(y)	—	Preferred Security.
^	—	All or a portion of the security is unsettled as of July 31, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,197,725
Aggregate gross unrealized depreciation	(152,528)

Net unrealized appreciation/depreciation	$1,045,197

Federal income tax cost of investments	$11,464,259

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiple book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Futures are generally valued on the basis of available market quotations.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at July 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments :

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$61,910	$—	$61,910
Belgium	4,132	63,159	—	67,291
Brazil	61,571	—	—	61,571
Canada	44,861	—	—	44,861
Chile	23,474	—	—	23,474
China	4,094	134,375	—	138,469
Czech Republic	42,313	—	—	42,313
Denmark	—	54,111	—	54,111
Finland	—	89,165	—	89,165
France	3,562	298,694	—	302,256
Germany	6,624	263,068	—	269,692
Hong Kong	11,857	53,137	—	64,994
Hungary	—	19,268	—	19,268
India	17,001	27,405	—	44,406
Indonesia	—	18,313	—	18,313
Ireland	5,486	—	—	5,486
Italy	—	39,858	—	39,858
Japan	10,320	122,087	—	132,407
Mexico	44,081	—	—	44,081
Netherlands	9,967	136,129	—	146,096
New Zealand	—	—	971	971
Norway	—	33,104	—	33,104
Portugal	—	4,259	—	4,259
Russia	27,182	38,272	—	65,454
Singapore	—	15,049	—	15,049
South Africa	18,124	80,548	—	98,672
South Korea	13,439	41,029	—	54,468
Spain	—	147,983	—	147,983
Sweden	—	67,837	—	67,837
Switzerland	—	172,958	—	172,958
Taiwan	40,305	102,209	—	142,514
Thailand	16,662	13,190	—	29,852
Turkey	—	24,385	—	24,385
United Arab Emirates	11,081	—	—	11,081

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
United Kingdom	$22,699	$693,210	$—		$715,909
United States	2,245,721	19	1,831		2,247,571

Total Common Stocks	2,684,556	2,814,731	2,802		5,502,089

Convertible Preferred Stocks
China	—	7,601	—		7,601
Israel	2,763	—	—		2,763
United States	73,380	—	—		73,380

Total Convertible Preferred Stocks	76,143	7,601	—		83,744

Preferred Stocks
Bermuda	—	3,130	—	(b)	3,130
Germany	—	3,083	—		3,083
United States	103,945	—	218		104,163

Total Preferred Stocks	103,945	6,213	218		110,376

Debt Securities
Asset-Backed Securities
United States	—	108,386	469,191		577,577
Collateralized Mortgage Obligations
United States	—	375,615	2,542		378,157
Commercial Mortgage-Backed Securities
United States	—	57,299	48,453		105,752
Convertible Bonds
Bermuda	—	1,038	—		1,038
China	—	857	—		857
Cyprus	—	4,345	—		4,345
France	—	713	—		713
Germany	—	8,534	—		8,534
Hong Kong	—	7,791	—		7,791
Japan	—	1,277	—		1,277
Malaysia	—	2,499	—		2,499
Mexico	—	3,853	—		3,853
Monaco	—	2,478	—		2,478
Netherlands	—	1,320	—		1,320
Russia	—	1,338	—		1,338
Singapore	—	9,269	—		9,269
South Africa	—	8,419	—		8,419
Spain	—	4,073	—		4,073
Sweden	—	1,371	—		1,371
Taiwan	—	3,246	—		3,246
United Arab Emirates	—	12,785	—		12,785
United Kingdom	—	8,010	—		8,010
United States	—	83,999	7		84,006

Total Convertible Bonds	—	167,215	7		167,222

Corporate Bonds
Argentina	—	7,517	—		7,517
Australia	—	18,757	—		18,757
Azerbaijan	—	3,675	—		3,675
Barbados	—	1,826	—		1,826
Belgium	—	15,082	—		15,082
Brazil	—	37,824	—		37,824
Canada	—	193,903	—	(b)	193,903
Chile	—	4,734	—		4,734
Colombia	—	5,655	—		5,655
Croatia	—	1,464	—		1,464
Finland	—	2,660	—		2,660

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
France	$—	$65,605	$—		$65,605
Germany	—	17,328	—		17,328
Guatemala	—	5,480	—		5,480
Hungary	—	5,100	—		5,100
India	—	7,620	—		7,620
Indonesia	—	21,879	—		21,879
Ireland	—	20,631	—		20,631
Israel	—	9,267	—		9,267
Italy	—	23,750	—		23,750
Jamaica	—	1,865	—		1,865
Japan	—	2,935	—		2,935
Kazakhstan	—	13,646	—		13,646
Luxembourg	—	95,283	—		95,283
Malaysia	—	1,301	—		1,301
Mexico	—	69,941	—		69,941
Morocco	—	3,484	—		3,484
Netherlands	—	35,599	—		35,599
New Zealand	—	16,036	—		16,036
Nigeria	—	789	—		789
Peru	—	12,990	—		12,990
Qatar	—	4,089	—		4,089
Russia	—	12,789	—		12,789
South Korea	—	3,624	—		3,624
Spain	—	22,558	—		22,558
Sweden	—	15,459	—		15,459
Switzerland	—	27,516	—		27,516
Trinidad and Tobago	—	391	—		391
Turkey	—	10,828	—		10,828
United Arab Emirates	—	8,804	—		8,804
United Kingdom	—	110,771	—		110,771
United States	—	3,872,008	25,623		3,897,631
Venezuela, Bolivarian Republic of	—	2,337	—		2,337

Total Corporate Bonds	—	4,814,800	25,623		4,840,423

Loan Assignments
Canada	—	8,174	—		8,174
Luxembourg	—	960	—		960
United States	—	63,003	—	(a)	63,003

Total Loan Assignments	—	72,137	—		72,137

Foreign Government Securities	—	396,366	—		396,366
U.S. Treasury Obligations	—	35,301	—		35,301
Rights
United States	—	—	531		531
Warrants
United States	10	1	—	(b)	11
Short-Term Investments
Investment Company	228,670	—	—		228,670
Time Deposit	—	11,100	—		11,100

Total Short-Term Investments	228,670	11,100	—		239,770

Total Investments in Securities	$3,093,324	$8,866,765	$549,367		$12,509,456

Depreciation in Other Financial Instruments
Futures Contracts	$(29,459)	$(71)	$—		$(29,530)

(a)	Amount rounds to less than 500.
(b)	Value is zero.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended July 31, 2017.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

There were no significant transfers among any other levels during the period ended July 31, 2017.

JPMorgan Income Builder Fund	Balance as of October 31, 2016		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2017
Investments in Securities
Asset-Backed Securities	$382,859		$(40)	$8,823	$1,322	$116,755	$(122,010)	$85,518	$(4,036)	$469,191
Collateralized Mortgage Obligations	3,134		(5)	106	13	—	(706)	—	—	2,542
Commercial Mortgage-Backed Securities	59,561		—	(1,080)	(1)	—	(12,364)	5,498	(3,161)	48,453
Common Stocks — New Zealand	—		—	194	—	777	—	—	—	971
Common Stocks — United States	963		(92)	(647)	—	—	(1)	2,498	(890)	1,831
Convertible Bond — United States	10		—	(4)	—	1	—	—	—	7
Corporate Bonds — Bahamas	969		(3,363)	3,825	—	—	(1,431)	—	—	—	(a)
Corporate Bonds — Canada	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — United States	30,254		(1,928)	4,591	30	7,188	(1,534)	2,813	(15,791)	25,623
Foreign Government Security	558		(246)	193	—	—	(505)	—	—	—	(a)
Loan Assignment — United States	—	(b)	—	—	—	—	—	—	—	—	(b)
Preferred Stocks — Bermuda	2,655		—	—	—	—	—	—	(2,655)	—	(a)
Preferred Stocks — United States	—	(a)	(12)	12	—	218	—	—	—	218
Right — United States	—		—	531	—	—	—	—	—	531
Warrants — United States	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$480,963		$(5,686)	$16,544	$1,364	$124,939	$(138,551)	$96,327	$(26,533)	$549,367

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.
(b)	Amount rounds to less than 500.

The change in net unrealized appreciation (depreciation) attributable to securities owned at July 31, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $10,847,000.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended July 31, 2017.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at July 31, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $ 10,847,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at July 31, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$0	(a)	Market Comparable Companies	EBITDA Multiple (b)	6.4x (6.4x)
	218		Market Comparable Companies	EBITDA Multiple (b)	6.4x (6.4x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stock	218
	7		Comparable Transaction	Transaction Price	$10.00 ($10.00)

Convertible Bond	7
	11,368		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.26%—12.72% (8.20%)
	—	(c)	Pending Distribution	Discount for potential outcome (d)	100.00% (100.00%)

Corporate Bond	11,368
	469,191		Discounted Cash Flow	Constant Prepayment Rate	0.00%—20.00% (7.96%)
				Constant Default Rate	0.00%—11.25% (3.58%)
				Yield (Discount Rate of Cash Flows)	1.69%—11.75% (3.69%)

Asset-Backed Securities	469,191
	2,541		Discounted Cash Flow	Constant Prepayment Rate	4.00%—21.26% (12.39%)
				Constant Default Rate	0.00%—7.82% (2.12%)
				Yield (Discount Rate of Cash Flows)	(0.75)%—9.68% (4.65%)

Collateralized Mortgage Obligations	2,541
	48,453		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	(36.41)%—199.00% (19.73%)

Commercial Mortgage-Backed Securities	48,453
Warrants	0	(e)	Intrinsic Value	Expected Recovery	0.00% (0.00%)
Loan Assignments	—	(c)	Pending Distribution	Projected Losses	100.00% (100.00%)
Total	$531,778

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At July 31, 2017, the value of these investments was approximately $17,589,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than 500.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(e)	Value is zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.0%
	Australia — 7.4%
4	Aristocrat Leisure Ltd.	62
7	BlueScope Steel Ltd.	73
9	Challenger Ltd.	88
3	Corporate Travel Management Ltd.	49
2	Domino’s Pizza Enterprises Ltd.	86
10	Fortescue Metals Group Ltd.	45
14	South32 Ltd.	32
9	Treasury Wine Estates Ltd.	90

		525

	Austria — 0.9%
1	ams AG (a)	66

	Belgium — 0.6%
— (h)	Melexis NV	41

	China — 2.2%
5	AAC Technologies Holdings, Inc.	60
181	Lonking Holdings Ltd.	59
80	MMG Ltd. (a)	36

		155

	Denmark — 4.1%
1	FLSmidth & Co. A/S	57
1	Jyske Bank A/S (Registered)	44
1	Royal Unibrew A/S	65
1	SimCorp A/S	63
2	William Demant Holding A/S (a)	65

		294

	Faroe Islands — 0.4%
1	Bakkafrost P/F	31

	Finland — 2.3%
1	Huhtamaki OYJ	58
2	Metso OYJ	52
1	Nokian Renkaat OYJ	52

		162

	France — 7.8%
1	Alten SA	60
— (h)	Ipsen SA	62
1	IPSOS	50
1	Remy Cointreau SA	65
— (h)	SEB SA	65
— (h)	Sopra Steria Group	66
1	Tarkett SA	48
— (h)	Trigano SA	65
1	Ubisoft Entertainment SA (a)	74

		555

SHARES	SECURITY DESCRIPTION	VALUE($)
	Georgia — 1.0%
2	BGEO Group plc	73

	Germany — 4.7%
1	Hella KGaA Hueck & Co.	41
1	HUGO BOSS AG	55
— (h)	MTU Aero Engines AG	61
2	SAF-Holland SA	38
1	Stabilus SA	65
3	Wacker Neuson SE	71

		331

	Hong Kong — 2.0%
4	Link REIT	32
38	New World Development Co. Ltd.	51
13	Techtronic Industries Co. Ltd.	56

		139

	Israel — 0.8%
7	Plus500 Ltd.	59

	Italy — 5.4%
5	Amplifon SpA	68
4	Brembo SpA	62
— (h)	Datalogic SpA	1
2	De’ Longhi SpA	59
8	FinecoBank Banca Fineco SpA	68
1	Industria Macchine Automatiche SpA	60
2	Recordati SpA	67

		385

	Japan — 29.1%
3	Alps Electric Co. Ltd.	68
5	Chiba Bank Ltd. (The)	36
3	D.A. Consortium Holdings, Inc.	43
— (h)	Disco Corp.	18
3	en-japan, Inc.	80
18	Fukuoka Financial Group, Inc.	83
1	Furukawa Electric Co. Ltd.	50
2	Goldcrest Co. Ltd.	42
1	Idemitsu Kosan Co. Ltd.	32
2	Japan Exchange Group, Inc.	27
4	Kajima Corp.	35
3	Kuraray Co. Ltd.	56
1	Kureha Corp.	40
4	Kyushu Electric Power Co., Inc.	49
3	M3, Inc.	81
4	MINEBEA MITSUMI, Inc.	66
9	Mitsubishi Chemical Holdings Corp.	74
14	Mitsui Chemicals, Inc.	80

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — (continued)
	Japan — continued
15	Mitsui Mining & Smelting Co. Ltd.	65
1	Nihon M&A Center, Inc.	56
2	Nippon Electric Glass Co. Ltd.	53
2	Nishio Rent All Co. Ltd.	57
1	Nitori Holdings Co. Ltd.	71
3	NSK Ltd.	35
3	Pacific Industrial Co. Ltd.	35
4	Persol Holdings Co. Ltd.	76
1	Rohm Co. Ltd.	77
— (h)	Ryohin Keikaku Co. Ltd.	51
2	Sekisui Chemical Co. Ltd.	29
5	Shimizu Corp.	53
12	Shinsei Bank Ltd.	20
4	Sumco Corp.	68
9	Sumitomo Chemical Co. Ltd.	53
2	Suruga Bank Ltd.	55
3	Tadano Ltd.	36
17	Taiheiyo Cement Corp.	64
3	Tokai Carbon Co. Ltd.	19
5	Toppan Printing Co. Ltd.	53
4	Tosoh Corp.	47
1	Ulvac, Inc.	37

		2,070

	Netherlands — 1.8%
1	Aalberts Industries NV	60
1	TKH Group NV, CVA	69

		129

	New Zealand — 0.7%
15	a2 Milk Co. Ltd. (a)	51

	Norway — 1.6%
2	Salmar ASA	43
6	Skandiabanken ASA (e)	72

		115

	Singapore — 0.3%
18	Yanlord Land Group Ltd.	24

	South Africa — 0.4%
1	Mondi plc	28

	Sweden — 3.1%
6	Husqvarna AB, Class B	61
4	Sandvik AB	58
2	Thule Group AB (e)	42
2	Trelleborg AB, Class B,	58

		219

SHARES	SECURITY DESCRIPTION	VALUE($)
	Switzerland — 6.1%
— (h)	Baloise Holding AG (Registered)	60
— (h)	Bucher Industries AG (Registered)	61
1	Coca-Cola HBC AG (a)	19
— (h)	dormakaba Holding AG (Registered) (a)	56
— (h)	Forbo Holding AG (Registered)	53
2	Oriflame Holding AG	61
— (h)	Sika AG	62
1	Temenos Group AG (Registered)	60

		432

	United Arab Emirates — 0.2%
1	NMC Health plc	16

	United Kingdom — 15.5%
7	3i Group plc	84
1	Anglo American plc (a)	21
6	Ashtead Group plc	131
4	Barratt Developments plc	36
5	CNH Industrial NV	62
15	Electrocomponents plc	124
5	Fenner plc	21
2	Fevertree Drinks plc	67
10	G4S plc	42
3	Intermediate Capital Group plc	32
10	ITV plc	24
22	JD Sports Fashion plc	106
4	Just Eat plc (a)	34
22	Melrose Industries plc	69
2	Micro Focus International plc	66
16	OneSavings Bank plc	86
1	Persimmon plc	25
1	Smiths Group plc	24
5	Vesuvius plc	36
1	Victoria plc (a)	5
5	Watkin Jones plc	13

		1,108

	United States — 0.6%
1	Carnival plc	46

	Total Common Stocks (Cost $5,765)	7,054

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stock — 0.6%
	Germany — 0.6%
1	Jungheinrich AG (Preference) (Cost $39)	43

	Total Investments — 99.6% (Cost $5,804)	7,097
	Other Assets in Excess of Liabilities — 0.4%	25

	NET ASSETS — 100.0%	$7,122

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Machinery	11.9%
Banks	6.4
Chemicals	6.1
Household Durables	5.5
Semiconductors & Semiconductor Equipment	4.3
Electronic Equipment, Instruments & Components	4.3
Beverages	4.3
Metals & Mining	3.8
Software	3.7
Hotels, Restaurants & Leisure	3.4
Auto Components	3.2
Professional Services	3.0
Trading Companies & Distributors	2.6
Electrical Equipment	2.6
Specialty Retail	2.5
Commercial Services & Supplies	2.1
Diversified Financial Services	2.1
Construction & Engineering	2.0
Capital Markets	2.0
Real Estate Management & Development	1.8
Pharmaceuticals	1.8
IT Services	1.8
Food Products	1.8
Media	1.7
Leisure Products	1.5
Thrifts & Mortgage Finance	1.2
Health Care Providers & Services	1.2
Health Care Technology	1.1
Others (each less than 1.0%)	10.3

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT:

CVA	—	Dutch Certification
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than 500.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,333
Aggregate gross unrealized depreciation	(40)

Net unrealized appreciation/depreciation	$1,293

Federal income tax cost of investments	$5,804

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$525	$—	$525
Austria	—	66	—	66
Belgium	—	41	—	41
China	—	155	—	155
Denmark	128	166	—	294
Faroe Islands	31	—	—	31
Finland	—	162	—	162
France	115	440	—	555
Georgia	—	73	—	73
Germany	65	266	—	331
Hong Kong	—	139	—	139
Israel	59	—	—	59
Italy	127	258	—	385
Japan	—	2,070	—	2,070
Netherlands	—	129	—	129
New Zealand	—	51	—	51
Norway	—	115	—	115
Singapore	—	24	—	24
South Africa	—	28	—	28
Sweden	—	219	—	219
Switzerland	—	432	—	432
United Arab Emirates	—	16	—	16
United Kingdom	230	878	—	1,108
United States	—	46	—	46

Total Common Stocks	755	6,299	—	7,054

Preferred Stocks
Germany	—	43	—	43

Total Investments in Securities	$755	$6,342	$—	$7,097

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 2 to level 1 in the amount of approximately $356,000 are due to the non-application of the fair value factors to certain securities during the period ended July 31, 2017.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.9%
	Australia — 1.2%
1,574	BHP Billiton Ltd.	32,788
768	BHP Billiton plc	14,012

		46,800

	Belgium — 1.6%
511	Anheuser-Busch InBev SA/NV	61,690

	China — 3.4%
181	Baidu, Inc., ADR (a)	40,864
5,578	China Overseas Land & Investment Ltd.	18,897
30,300	CNOOC Ltd.	33,914
5,321	Ping An Insurance Group Co. of China Ltd., Class H	39,383

		133,058

	Denmark — 1.1%
974	Novo Nordisk A/S, Class B	41,416

	France — 13.3%
855	Accor SA	39,719
1,834	AXA SA	54,150
854	BNP Paribas SA	66,208
226	Essilor International SA	28,643
305	Imerys SA	26,401
45	Kering	15,703
183	LVMH Moet Hennessy Louis Vuitton SE	46,072
2,355	Orange SA	39,631
273	Pernod Ricard SA	37,810
583	Safran SA	55,199
543	Sanofi	51,772
679	Schneider Electric SE (a)	53,312

		514,620

	Germany — 8.4%
303	Allianz SE (Registered)	64,523
453	Bayer AG (Registered)	57,394
249	Continental AG	56,179
374	Fresenius Medical Care AG & Co. KGaA	35,280
202	Linde AG	38,554
700	SAP SE	74,100

		326,030

	Hong Kong — 4.8%
8,490	AIA Group Ltd.	66,781
5,301	Cheung Kong Property Holdings Ltd.	42,868
4,030	CK Hutchison Holdings Ltd.	53,025
5,110	Sands China Ltd.	23,665

		186,339

	India — 1.2%
497	HDFC Bank Ltd., ADR	48,111

SHARES	SECURITY DESCRIPTION	VALUE($)
	Indonesia — 0.6%
40,823	Astra International Tbk. PT	24,426

	Israel — 0.6%
699	Teva Pharmaceutical Industries Ltd., ADR	22,485

	Japan — 20.0%
2,593	Astellas Pharma, Inc.	33,018
363	Daikin Industries Ltd.	38,474
214	FANUC Corp.	43,774
1,867	Honda Motor Co. Ltd.	52,258
3,680	Inpex Corp.	35,807
1,625	Japan Tobacco, Inc.	56,471
1,514	KDDI Corp.	40,106
78	Keyence Corp.	36,214
1,700	Komatsu Ltd.	45,601
3,232	Kubota Corp.	56,126
1,014	Makita Corp.	39,671
1,362	Mitsui Fudosan Co. Ltd.	31,258
397	Nidec Corp.	43,789
301	Nitto Denko Corp.	26,849
581	Shin-Etsu Chemical Co. Ltd.	53,096
143	SMC Corp.	45,556
1,692	Sumitomo Mitsui Financial Group, Inc.	65,283
220	Tokyo Electron Ltd.	30,926

		774,277

	Macau — 0.6%
10,009	Wynn Macau Ltd.	21,626

	Netherlands — 5.8%
436	Akzo Nobel NV	39,446
332	ASML Holding NV	50,002
3,621	ING Groep NV	67,659
2,413	Royal Dutch Shell plc, Class A	68,159

		225,266

	Singapore — 1.1%
2,560	DBS Group Holdings Ltd.	40,841

	South Africa — 1.0%
183	Naspers Ltd., Class N	40,516

	South Korea — 2.5%
95	Hyundai Mobis Co. Ltd.	20,797
72	Samsung Electronics Co. Ltd., GDR	77,351

		98,148

	Spain — 1.5%
6,277	Banco Bilbao Vizcaya Argentaria SA	56,795

	Switzerland — 10.7%
595	Cie Financiere Richemont SA (Registered)	50,608
9,313	Glencore plc (a)	41,085

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — continued
480	LafargeHolcim Ltd. (Registered) (a)	28,668
355	LafargeHolcim Ltd. (Registered) (a)	21,343
945	Novartis AG (Registered)	80,502
286	Roche Holding AG	72,293
3,814	UBS Group AG (Registered) (a)	66,327
170	Zurich Insurance Group AG	51,821

		412,647

	Taiwan — 1.0%
1,020	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	36,695

	United Kingdom — 17.6%
890	British American Tobacco plc	55,352
1,937	Burberry Group plc	43,685
717	Imperial Brands plc	29,523
28,291	Lloyds Banking Group plc	24,459
4,681	Meggitt plc	31,069
890	Persimmon plc	29,422
3,465	Prudential plc	84,540
1,655	RELX NV	34,772
703	Rio Tinto Ltd.	37,034
543	Rio Tinto plc	25,441
4,743	Standard Chartered plc (a)	53,016
975	TechnipFMC plc (a)	27,790
865	Travis Perkins plc	17,332
1,576	Unilever plc	89,866
20,051	Vodafone Group plc	58,777
1,839	WPP plc	37,495

		679,573

	United States — 0.9%
600	Shire plc	33,558

	Total Common Stocks (Cost $3,056,927)	3,824,917

Preferred Stock — 1.1%
	Germany — 1.1%
293	Henkel AG & Co. KGaA (Preference) (Cost $25,132)	41,451

Short-Term Investment — 0.2%
	Investment Company — 0.2%
9,508	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.860% (b) (l) (Cost $9,508)	9,508

SHARES	SECURITY DESCRIPTION	VALUE($)
	Total Investments — 100.2% (Cost $3,091,567)	3,875,876
	Liabilities in Excess of Other Assets — (0.2)%	(9,052)

	NET ASSETS — 100.0%	$3,866,824

Percentages indicated are based on net assets.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	10.9%
Insurance	9.3
Pharmaceuticals	9.3
Machinery	5.9
Chemicals	4.1
Textiles, Apparel & Luxury Goods	4.0
Metals & Mining	3.9
Tobacco	3.6
Oil, Gas & Consumable Fuels	3.6
Semiconductors & Semiconductor Equipment	3.0
Beverages	2.6
Wireless Telecommunication Services	2.5
Electrical Equipment	2.5
Real Estate Management & Development	2.4
Personal Products	2.3
Aerospace & Defense	2.2
Hotels, Restaurants & Leisure	2.2
Media	2.0
Technology Hardware, Storage & Peripherals	2.0
Auto Components	2.0
Automobiles	2.0
Construction Materials	2.0
Software	1.9
Capital Markets	1.7
Industrial Conglomerates	1.4
Household Products	1.1
Internet Software & Services	1.1
Diversified Telecommunication Services	1.0
Building Products	1.0
Others (each less than 1.0%)	6.3
Short-Term Investment	0.2

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$874,343
Aggregate gross unrealized depreciation	(90,034)

Net unrealized appreciation/depreciation	$784,309

Federal income tax cost of investments	$3,091,567

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$46,800	$—	$46,800
Belgium	—	61,690	—	61,690
China	40,864	92,194	—	133,058
Denmark	—	41,416	—	41,416
France	—	514,620	—	514,620
Germany	—	326,030	—	326,030
Hong Kong	—	186,339	—	186,339
India	48,111	—	—	48,111
Indonesia	—	24,426	—	24,426
Israel	22,485	—	—	22,485
Japan	—	774,277	—	774,277
Macau	—	21,626	—	21,626
Netherlands	—	225,266	—	225,266
Singapore	—	40,841	—	40,841
South Africa	—	40,516	—	40,516
South Korea	—	98,148	—	98,148
Spain	—	56,795	—	56,795
Switzerland	—	412,647	—	412,647
Taiwan	36,695	—	—	36,695
United Kingdom	—	679,573	—	679,573
United States	—	33,558	—	33,558

Total Common Stocks	148,155	3,676,762	—	3,824,917

Preferred Stocks
Germany	—	41,451	—	41,451

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investment
Investment Company	$9,508	$—	$—	$9,508

Total Investments in Securities	$157,663	$3,718,213	$—	$3,875,876

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $60,798,000 are due to applying the fair value factors to certain securities during the period ended July 31, 2017.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.1%
	Australia — 3.3%
747	Commonwealth Bank of Australia	50,044
6,127	Goodman Group	39,046
2,832	Oil Search Ltd.	15,067

		104,157

	Belgium — 1.9%
486	Anheuser-Busch InBev SA/NV	58,604

	Chile — 1.4%
3,519	Antofagasta plc	43,949

	China — 3.0%
8,100	China Resources Gas Group Ltd.	30,676
11,842	China Resources Land Ltd.	38,000
649	Tencent Holdings Ltd.	25,888

		94,564

	Denmark — 2.1%
340	Chr Hansen Holding A/S	27,375
173	Genmab A/S (a)	39,333

		66,708

	Finland — 1.9%
1,272	UPM-Kymmene OYJ	34,635
384	Wartsila OYJ Abp	25,542

		60,177

	France — 12.7%
523	Airbus SE	43,710
1,757	AXA SA	51,886
775	BNP Paribas SA	60,062
270	Capgemini SE	29,402
82	Kering	28,722
579	Klepierre	23,558
247	Pernod Ricard SA	34,240
295	Renault SA	26,552
362	Thales SA	40,059
1,127	TOTAL SA	57,312

		395,503

	Germany — 8.2%
193	adidas AG	44,124
192	Continental AG	43,174
285	Deutsche Boerse AG	29,787
397	Fresenius SE & Co. KGaA	33,545
1,551	Infineon Technologies AG	33,679
222	SAP SE	23,517
357	Siemens AG (Registered)	48,461

		256,287

SHARES	SECURITY DESCRIPTION	VALUE($)
	India — 1.7%
554	HDFC Bank Ltd., ADR	53,623

	Italy — 3.2%
8,537	Enel SpA	48,696
18,949	Telecom Italia SpA (a)	19,495
1,626	UniCredit SpA (a)	31,967

		100,158

	Japan — 22.7%
376	Daikin Industries Ltd.	39,830
1,815	DMG Mori Co. Ltd.	30,110
957	Honda Motor Co. Ltd.	26,783
355	Izumi Co. Ltd.	18,526
1,410	Japan Airlines Co. Ltd.	45,556
2,405	Kajima Corp.	20,971
106	Keyence Corp.	49,009
2,172	Marui Group Co. Ltd.	29,544
1,735	Mitsubishi Corp.	37,664
8,025	Mitsubishi UFJ Financial Group, Inc.	50,909
1,562	Mitsui Fudosan Co. Ltd.	35,844
1,855	Nippon Steel & Sumitomo Metal Corp.	45,539
878	Nippon Telegraph & Telephone Corp.	42,987
1,296	ORIX Corp.	20,561
3,350	Renesas Electronics Corp. (a)	31,425
453	Sompo Holdings, Inc.	17,756
1,079	Sumitomo Mitsui Financial Group, Inc.	41,615
445	Suntory Beverage & Food Ltd.	21,823
698	Suzuki Motor Corp.	33,081
940	Tokio Marine Holdings, Inc.	39,530
1,357	Yamato Holdings Co. Ltd.	27,232

		706,295

	Netherlands — 6.8%
272	ASML Holding NV	41,005
2,323	ING Groep NV	43,402
1,845	Koninklijke Ahold Delhaize NV	37,731
3,143	Royal Dutch Shell plc, Class A	88,914

		211,052

	Norway — 1.5%
7,057	Norsk Hydro ASA	45,534

	Singapore — 0.8%
1,637	DBS Group Holdings Ltd.	26,118

	Spain — 1.9%
3,693	Distribuidora Internacional de Alimentacion SA	24,874
883	Industria de Diseno Textil SA	35,052

		59,926

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Sweden — 1.3%
2,694	Svenska Handelsbanken AB, Class A	40,092

	Switzerland — 6.1%
702	Ferguson PLC	41,926
263	Roche Holding AG	66,578
396	Swiss Re AG	38,190
2,487	UBS Group AG (Registered) (a)	43,249

		189,943

	United Kingdom — 14.4%
772	Associated British Foods plc	30,207
254	AstraZeneca plc	15,124
927	British American Tobacco plc	57,688
6,862	Dixons Carphone plc	24,371
1,690	GlaxoSmithKline plc	33,643
2,016	Prudential plc	49,200
1,149	Rio Tinto plc	53,836
5,274	Standard Chartered plc (a)	58,949
910	TechnipFMC plc (a)	25,920
887	Unilever NV, CVA	51,665
16,213	Vodafone Group plc	47,526

		448,129

	United States — 1.2%
684	Shire plc	38,213

	Total Common Stocks (Cost $2,464,293)	2,999,032

Preferred Stocks — 2.1%
	Germany — 2.1%
259	Henkel AG & Co. KGaA (Preference)	36,742
182	Volkswagen AG (Preference)	27,973

	Total Preferred Stocks (Cost $50,594)	64,715

Short-Term Investment — 1.8%
	Investment Company — 1.8%
55,968	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.860% (b) (l) (Cost $55,968)	55,968

	Total Investments — 100.0% (Cost $2,570,855)	3,119,715
	Liabilities in Excess of Other Assets — 0.0% (g)	(11)

	NET ASSETS — 100.0%	$3,119,704

Percentages indicated are based on net assets.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	14.6%
Insurance	6.3
Metals & Mining	6.0
Oil, Gas & Consumable Fuels	5.2
Pharmaceuticals	3.7
Beverages	3.7
Automobiles	3.7
Semiconductors & Semiconductor Equipment	3.4
Aerospace & Defense	2.7
Trading Companies & Distributors	2.5
Biotechnology	2.5
Real Estate Management & Development	2.4
Capital Markets	2.3
Textiles, Apparel & Luxury Goods	2.3
Food & Staples Retailing	2.0
Equity Real Estate Investment Trusts (REITs)	2.0
Diversified Telecommunication Services	2.0
Specialty Retail	1.9
Tobacco	1.8
Machinery	1.8
Personal Products	1.7
Electronic Equipment, Instruments & Components	1.6
Electric Utilities	1.6
Industrial Conglomerates	1.5
Multiline Retail	1.5
Wireless Telecommunication Services	1.5
Airlines	1.5
Auto Components	1.4
Building Products	1.3
Household Products	1.2
Paper & Forest Products	1.1
Health Care Providers & Services	1.1
Gas Utilities	1.0
Food Products	1.0
Others (each less than 1.0%)	6.4
Short-Term Investment	1.8

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
11,973	AUD	Australia & New Zealand Banking Group Limited	08/16/17	$8,824	$9,576	$752
141,926	AUD	HSBC Bank, NA	08/16/17	105,001	113,521	8,520
140,561	CHF	TD Bank Financial Group	08/16/17	143,101	145,501	2,400
7,292	EUR	Australia & New Zealand Banking Group Limited	08/16/17	8,200	8,639	439
13,588	EUR	Citibank, NA	08/16/17	15,551	16,098	547
7,899	EUR	Goldman Sachs International	08/16/17	9,010	9,358	348
10,595	EUR	National Australia Bank	08/16/17	11,596	12,552	956
17,024	EUR	Standard Chartered Bank	08/16/17	19,218	20,168	950
21,447	EUR	State Street Bank Corp.	08/16/17	24,964	25,408	444
7,710	EUR	Union Bank of Switzerland AG	08/16/17	9,029	9,134	105
7,279	GBP	Barclays Bank plc	08/16/17	9,348	9,609	261
7,997	GBP	BNP Paribas	08/16/17	10,463	10,557	94
13,747	GBP	Citibank, NA	08/16/17	17,822	18,147	325
5,344	GBP	National Australia Bank	08/16/17	6,794	7,054	260
4,649	GBP	State Street Corp.	08/16/17	6,005	6,137	132
75,407	HKD	TD Bank Financial Group	08/16/17	9,709	9,658	(51)
1,789,988	JPY	HSBC Bank, NA	08/16/17	16,204	16,247	43
2,946,585	JPY	National Australia Bank	08/16/17	26,703	26,745	42
831,452	JPY	Societe Generale	08/16/17	7,398	7,547	149
1,639,001	JPY	TD Bank Financial Group	08/16/17	14,702	14,876	174
1,339,046	JPY	Union Bank of Switzerland AG	08/16/17	11,989	12,154	165
484,766	SEK	Standard Chartered Bank	08/16/17	55,133	60,092	4,959
48,233	SGD	Barclays Bank plc	08/16/17	34,359	35,599	1,240
				$581,123	$604,377	$23,254

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
14,498	CHF	Societe Generale	08/16/17	$15,161	$15,007	$154
14,456	CHF	State Street Corp.	08/16/17	14,541	14,964	(423)
185,329	DKK	TD Bank Financial Group	08/16/17	27,453	29,525	(2,072)
214,434	EUR	Barclays Bank plc	08/16/17	236,182	254,047	(17,865)
31,526	EUR	Citibank, NA	08/16/17	35,608	37,350	(1,742)
6,848	EUR	Goldman Sachs International	08/16/17	7,657	8,113	(456)
8,184	EUR	HSBC Bank, NA	08/16/17	9,192	9,696	(504)
17,918	EUR	National Australia Bank	08/16/17	20,387	21,229	(842)
26,152	EUR	Societe Generale	08/16/17	29,762	30,983	(1,221)
8,488	EUR	Union Bank of Switzerland AG	08/16/17	9,778	10,056	(278)
4,780	GBP	Australia & New Zealand Banking Group Limited	08/16/17	6,197	6,309	(112)
7,830	GBP	National Australia Bank	08/16/17	10,141	10,337	(196)
1,711,295	JPY	Goldman Sachs International	08/16/17	15,446	15,533	(87)
1,667,895	JPY	National Australia Bank	08/16/17	15,290	15,138	152
2,036,539	JPY	Standard Chartered Bank	08/16/17	18,341	18,485	(144)
3,168,334	JPY	TD Bank Financial Group	08/16/17	28,351	28,757	(406)
190,241	NOK	Goldman Sachs International	08/16/17	21,983	24,203	(2,220)

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
9,336	SGD	HSBC Bank, NA	08/16/17	$6,753	$6,891	$(138)
9,296	SGD	Royal Bank of Canada	08/16/17	6,723	6,861	(138)
9,697	SGD	TD Bank Financial Group	08/16/17	7,048	7,157	(109)
				$541,994	$570,641	$(28,647)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$583,297
Aggregate gross unrealized depreciation	(34,437)

Net unrealized appreciation/depreciation	$548,860

Federal income tax cost of investments	$2,570,855

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$104,157	$—	$104,157
Belgium	—	58,604	—	58,604
Chile	—	43,949	—	43,949
China	—	94,564	—	94,564
Denmark	—	66,708	—	66,708
Finland	—	60,177	—	60,177
France	—	395,503	—	395,503
Germany	—	256,287	—	256,287
India	53,623	—	—	53,623
Italy	—	100,158	—	100,158
Japan	—	706,295	—	706,295
Netherlands	—	211,052	—	211,052
Norway	—	45,534	—	45,534
Singapore	—	26,118	—	26,118
Spain	—	59,926	—	59,926
Sweden	—	40,092	—	40,092
Switzerland	—	189,943	—	189,943
United Kingdom	—	448,129	—	448,129
United States	—	38,213	—	38,213

Total Common Stocks	53,623	2,945,409	—	2,999,032

Preferred Stocks
Germany	—	64,715	—	64,715
Short-Term Investment
Investment Company	55,968	—	—	55,968

Total Investments in Securities	$109,591	$3,010,124	$—	$3,119,715

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$23,611	$—	$23,611

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(29,004)	$—	$(29,004)

Transfers from level 1 to level 2 in the amount of approximately $56,617,000 are due to applying the fair value factors to certain securities during the period ended July 31, 2017.

B. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.5%
	Belgium — 1.9%
41	Anheuser-Busch InBev SA/NV	4,965

	Canada — 3.2%
76	Alimentation Couche-Tard, Inc., Class B	3,584
57	Canadian National Railway Co.	4,523

		8,107

	China — 7.4%
21	Baidu, Inc., ADR (a)	4,826
3,504	China Unicom Hong Kong Ltd. (a)	5,078
614	CNOOC Ltd.	686
3,367	CNOOC Ltd.	3,769
99	JD.com, Inc., ADR (a)	4,481

		18,840

	Denmark — 1.6%
97	Novo Nordisk A/S, Class B	4,141

	Finland — 1.7%
64	Wartsila OYJ Abp	4,279

	France — 2.0%
53	Safran SA	5,019

	Germany — 10.4%
60	Bayer AG (Registered)	7,556
33	Continental AG	7,437
46	Delivery Hero AG (a)	1,501
53	Delivery Hero AG (a) (e)	1,750
26	Linde AG	4,989
75	Zalando SE (a) (e)	3,340

		26,573

	Hong Kong — 6.7%
1,042	AIA Group Ltd.	8,193
413	Cheung Kong Property Holdings Ltd.	3,340
428	CK Hutchison Holdings Ltd.	5,632

		17,165

	India — 3.0%
79	HDFC Bank Ltd., ADR	7,666

	Israel — 1.8%
145	Teva Pharmaceutical Industries Ltd., ADR	4,668

	Italy — 1.7%
229	UniCredit SpA (a)	4,493

	Japan — 8.8%
182	Komatsu Ltd.	4,875
248	Kubota Corp.	4,303
280	ORIX Corp.	4,438

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — continued
145	Recruit Holdings Co. Ltd.	2,505
69	Shin-Etsu Chemical Co. Ltd.	6,284

		22,405

	Netherlands — 9.9%
313	Altice NV, Class A (a)	7,711
42	ASML Holding NV	6,313
254	ING Groep NV	4,749
164	NN Group NV	6,648

		25,421

	South Africa — 2.0%
23	Naspers Ltd., Class N	5,144

	South Korea — 6.1%
30	Hyundai Motor Co.	3,947
18	LG Chem Ltd.	5,324
6	Samsung Electronics Co. Ltd., GDR	6,315

		15,586

	Spain — 1.9%
536	Banco Bilbao Vizcaya Argentaria SA	4,851

	Switzerland — 6.5%
41	Cie Financiere Richemont SA (Registered)	3,521
1,148	Glencore plc (a)	5,066
68	LafargeHolcim Ltd. (Registered) (a)	4,048
232	UBS Group AG (Registered) (a)	4,038

		16,673

	United Kingdom — 17.9%
117	British American Tobacco plc	7,297
1,807	ITV plc	4,131
567	Meggitt plc	3,765
180	RELX NV	3,779
109	Rio Tinto plc	5,121
250	Smith & Nephew plc	4,349
457	Standard Chartered plc (a)	5,113
104	TechnipFMC plc (a)	2,950
158	Unilever NV, CVA	9,188

		45,693

	Total Common Stocks (Cost $214,903)	241,689

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 6.9%
	Short-Term Investment — 6.9%
17,671	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.860% (b) (l) (Cost $17,671)	17,671

	Total Investments — 101.4% (Cost $232,574)	259,360
	Liabilities in Excess of Other Assets — (1.4)%	(3,508)

	NET ASSETS — 100.0%	$255,852

Percentages indicated are based on net assets.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	10.4%
Media	6.6
Chemicals	6.4
Pharmaceuticals	6.3
Insurance	5.7
Machinery	5.2
Metals & Mining	3.9
Personal Products	3.5
Aerospace & Defense	3.4
Internet Software & Services	3.1
Internet & Direct Marketing Retail	3.0
Auto Components	2.9
Tobacco	2.8
Technology Hardware, Storage & Peripherals	2.4
Semiconductors & Semiconductor Equipment	2.4
Professional Services	2.4
Industrial Conglomerates	2.2
Diversified Telecommunication Services	2.0
Beverages	1.9
Road & Rail	1.7
Oil, Gas & Consumable Fuels	1.7
Diversified Financial Services	1.7
Health Care Equipment & Supplies	1.7
Construction Materials	1.6
Capital Markets	1.6
Automobiles	1.5
Food & Staples Retailing	1.4
Textiles, Apparel & Luxury Goods	1.4
Real Estate Management & Development	1.3
Energy Equipment & Services	1.1
Short-Term Investment	6.8

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,731
Aggregate gross unrealized depreciation	(3,945)

Net unrealized appreciation/depreciation	$26,786

Federal income tax cost of investments	$232,574

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$4,965	$—	$4,965
Canada	8,107	—	—	8,107
China	9,307	9,533	—	18,840
Denmark	—	4,141	—	4,141
Finland	—	4,279	—	4,279
France	—	5,019	—	5,019
Germany	3,251	23,322	—	26,573
Hong Kong	—	17,165	—	17,165
India	7,666	—	—	7,666
Israel	4,668	—	—	4,668
Italy	—	4,493	—	4,493
Japan	—	22,405	—	22,405
Netherlands	—	25,421	—	25,421
South Africa	—	5,144	—	5,144
South Korea	—	15,586	—	15,586
Spain	—	4,851	—	4,851
Switzerland	—	16,673	—	16,673
United Kingdom	—	45,693	—	45,693

Total Common Stocks	32,999	208,690	—	241,689

Short-Term Investment
Investment Company	17,671	—	—	17,671

Total Investments in Securities	$50,670	$208,690	$—	$259,360

Transfers from level 1 to level 2 in the amount of approximately $2,901,000 are due to applying the fair value factors to certain securities during the period ended July 31, 2017.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.6%
	Australia — 3.7%
898	Australia & New Zealand Banking Group Ltd.	21,283
1,468	Goodman Group	9,354

		30,637

	Austria — 1.8%
351	Erste Group Bank AG (a)	14,527

	Belgium — 2.5%
114	Anheuser-Busch InBev SA/NV	13,741
88	KBC Group NV	7,303

		21,044

	Canada — 1.5%
251	TransCanada Corp.	12,827

	Chile — 0.7%
200	Banco Santander Chile, ADR	5,649

	China — 0.8%
5,560	CNOOC Ltd.	6,223

	Finland — 1.2%
1,133	Outokumpu OYJ	9,520

	France — 14.8%
123	Air Liquide SA	15,067
118	Airbus SE	9,830
640	AXA SA	18,910
234	BNP Paribas SA	18,100
121	Renault SA	10,914
140	Sanofi	13,293
124	Schneider Electric SE (a)	9,744
523	TOTAL SA	26,617

		122,475

	Germany — 7.6%
56	Bayer AG (Registered)	7,126
116	Brenntag AG	6,548
177	Daimler AG (Registered)	12,392
83	Deutsche Boerse AG	8,635
33	HeidelbergCement AG	3,283
235	Infineon Technologies AG	5,104
143	Siemens AG (Registered)	19,437

		62,525

	Ireland — 0.9%
67	Ryanair Holdings plc, ADR (a)	7,649

	Israel — 1.7%
439	Teva Pharmaceutical Industries Ltd., ADR	14,118

SHARES	SECURITY DESCRIPTION	VALUE($)
	Italy — 3.7%
2,852	Enel SpA	16,267
2,398	Intesa Sanpaolo SpA	8,253
6,311	Telecom Italia SpA (a)	6,493

		31,013

	Japan — 21.9%
286	Bridgestone Corp.	12,045
95	Daikin Industries Ltd.	10,005
343	DMG Mori Co. Ltd.	5,688
546	Honda Motor Co. Ltd.	15,289
297	Japan Airlines Co. Ltd.	9,590
349	Japan Tobacco, Inc.	12,110
171	Mabuchi Motor Co. Ltd.	8,985
477	Mitsubishi Corp.	10,353
3,460	Mitsubishi UFJ Financial Group, Inc.	21,951
259	Mitsui Fudosan Co. Ltd.	5,951
440	NGK Spark Plug Co. Ltd.	8,875
313	Nippon Telegraph & Telephone Corp.	15,293
145	Otsuka Corp.	9,472
301	Renesas Electronics Corp. (a)	2,824
502	Sumitomo Electric Industries Ltd.	8,115
176	Sumitomo Mitsui Financial Group, Inc.	6,807
223	Sumitomo Mitsui Trust Holdings, Inc.	8,204
71	Toyota Motor Corp.	4,024
262	Yamato Holdings Co. Ltd.	5,259

		180,840

	Luxembourg — 1.3%
420	ArcelorMittal (a)	11,067

	Netherlands — 8.2%
233	ASR Nederland NV	8,814
919	ING Groep NV	17,171
204	NN Group NV	8,252
1,198	Royal Dutch Shell plc, Class A	33,828

		68,065

	Norway — 1.1%
1,437	Norsk Hydro ASA	9,272

	Singapore — 1.4%
712	DBS Group Holdings Ltd.	11,354

	South Korea — 1.0%
4	Samsung Electronics Co. Ltd.	8,675

	Spain — 3.1%
2,478	Bankia SA	12,523
1,630	Iberdrola SA	12,848

		25,371

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — (continued)
	Sweden — 0.8%
509	Nordea Bank AB	6,419

	Switzerland — 6.8%
913	Credit Suisse Group AG (Registered) (a)	14,035
122	Ferguson PLC	7,304
100	LafargeHolcim Ltd. (Registered) (a)	5,988
40	Novartis AG (Registered)	3,378
43	Roche Holding AG	11,004
49	Zurich Insurance Group AG	14,923

		56,632

	United Kingdom — 11.5%
752	Barratt Developments plc	6,107
902	HSBC Holdings plc	9,031
94	InterContinental Hotels Group plc	5,298
3,477	ITV plc	7,950
582	Prudential plc	14,201
246	Rio Tinto plc	11,539
1,399	Standard Chartered plc (a)	15,642
248	TechnipFMC plc (a)	7,077
6,255	Vodafone Group plc	18,336

		95,181

	United States — 1.6%
244	Shire plc	13,658

	Total Common Stocks (Cost $756,373)	824,741

Short-Term Investment — 0.2%
	Short-Term Investment — 0.2%
1,302	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.860% (b) (l) (Cost $1,302)	1,302

	Total Investments — 99.8% (Cost $757,675)	826,043
	Other Assets in Excess of Liabilities — 0.2%	1,551

	NET ASSETS — 100.0%	$827,594

Percentages indicated are based on net assets.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	22.3%
Oil, Gas & Consumable Fuels	9.6
Insurance	7.9
Pharmaceuticals	5.9
Automobiles	5.2
Metals & Mining	5.0
Electric Utilities	3.5
Auto Components	3.5
Trading Companies & Distributors	2.9
Capital Markets	2.7
Diversified Telecommunication Services	2.6
Industrial Conglomerates	2.4
Electrical Equipment	2.3
Wireless Telecommunication Services	2.2
Airlines	2.1
Chemicals	1.8
Beverages	1.7
Biotechnology	1.7
Tobacco	1.5
Building Products	1.2
Aerospace & Defense	1.2
IT Services	1.1
Equity Real Estate Investment Trusts (REITs)	1.1
Construction Materials	1.1
Technology Hardware, Storage & Peripherals	1.1
Media	1.0
Semiconductors & Semiconductor Equipment	1.0
Others (each less than 1.0%)	4.2
Short-Term Investment	0.2

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JULY 31, 2017		NET UNREALIZED APPRECIATION (DEPRECIATION)
16,502	CHF
15,167	for EUR	Royal Bank of Canada	08/24/17	$17,977	#	$17,092	#	$(885)

3,877	GBP
4,453	for EUR	Royal Bank of Canada	08/24/17	5,278	#	5,120	#	(158)

370,328	JPY
25,553	for HKD	Royal Bank of Canada	08/24/17	3,273	#	3,362	#	89

39,260	AUD	Goldman Sachs International	08/24/17	29,404		31,398		1,994

3,492	CAD	National Australia Bank	08/24/17	2,570		2,802		232

10,542	CHF	HSBC Bank, NA	08/24/17	10,890		10,919		29

40,063	DKK	HSBC Bank, NA	08/24/17	6,048		6,386		338

2,144	EUR	Australia & New Zealand Banking Group Ltd.	08/24/17	2,425		2,541		116
6,516	EUR	Citibank, NA	08/24/17	7,288		7,723		435
8,515	EUR	National Australia Bank	08/24/17	9,550		10,093		543
8,405	EUR	State Street Corp.	08/24/17	9,471		9,962		491

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,895	GBP	Australia & New Zealand Banking Group Ltd.	08/24/17	$3,762	$3,823	$61
2,142	GBP	National Australia Bank	08/24/17	2,718	2,828	110
19,864	GBP	State Street Corp.	08/24/17	25,847	26,230	383

36,743	HKD	Australia & New Zealand Banking Group Ltd.	08/24/17	4,725	4,707	(18)
95,664	HKD	HSBC Bank, NA	08/24/17	12,311	12,256	(55)
52,286	HKD	Societe Generale	08/24/17	6,724	6,699	(25)

396,414	JPY	Australia & New Zealand Banking Group Ltd.	08/24/17	3,572	3,600	28
948,715	JPY	National Australia Bank	08/24/17	8,580	8,614	34

70,814	SEK	HSBC Bank, NA	08/24/17	8,152	8,783	631
102,351	SEK	National Australia Bank	08/24/17	11,780	12,694	914

				$192,345	$197,632	$5,287

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,780	AUD	Royal Bank of Canada	08/24/17	$2,849	$3,023	$(174)
5,288	AUD	State Street Corp.	08/24/17	3,951	4,229	(278)

11,660	CAD	Deutsche Bank AG	08/24/17	8,677	9,355	(678)
2,356	CAD	Merrill Lynch International	08/24/17	1,881	1,890	(9)
4,762	CAD	National Australia Bank	08/24/17	3,532	3,821	(289)

2,353	CHF	Australia & New Zealand Banking Group Ltd.	08/24/17	2,454	2,437	17
8,737	CHF	National Australia Bank	08/24/17	8,989	9,049	(60)
4,138	CHF	State Street Corp.	08/24/17	4,285	4,286	(1)

2,182	EUR	Australia & New Zealand Banking Group Ltd.	08/24/17	2,462	2,586	(124)
2,385	EUR	Credit Suisse International	08/24/17	2,781	2,827	(46)
3,862	EUR	HSBC Bank, NA	08/24/17	4,343	4,577	(234)
3,740	EUR	Merrill Lynch International	08/24/17	4,228	4,433	(205)
4,409	EUR	National Australia Bank	08/24/17	4,970	5,227	(257)
11,455	EUR	Royal Bank of Canada	08/24/17	12,999	13,577	(578)
46,680	EUR	Union Bank of Switzerland AG	08/24/17	52,748	55,329	(2,581)

1,004	GBP	Australia & New Zealand Banking Group Ltd.	08/24/17	1,286	1,325	(39)
4,581	GBP	National Australia Bank	08/24/17	5,913	6,049	(136)
3,214	GBP	Societe Generale	08/24/17	4,198	4,245	(47)
6,366	GBP	State Street Corp.	08/24/17	8,227	8,406	(179)

1,132,159	JPY	Australia & New Zealand Banking Group Ltd.	08/24/17	10,264	10,280	(16)
370,814	JPY	Goldman Sachs International	08/24/17	3,349	3,367	(18)
105,184	JPY	State Street Corp.	08/24/17	949	955	(6)

27,478	NOK	Merrill Lynch International	08/24/17	3,284	3,496	(212)
27,485	NOK	Royal Bank of Canada	08/24/17	3,253	3,498	(245)

31,342	SEK	Citibank, NA	08/24/17	3,756	3,888	(132)

				$165,628	$172,155	$(6,527)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at July 31, 2017 of the currency being sold, and the value at July 31, 2017 is the U.S. Dollar market value of the currency being purchased.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,686
Aggregate gross unrealized depreciation	(36,318)

Net unrealized appreciation/depreciation	$68,368

Federal income tax cost of investments	$757,675

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$30,637	$—	$30,637
Austria	—	14,527	—	14,527
Belgium	—	21,044	—	21,044
Canada	12,827	—	—	12,827
Chile	5,649	—	—	5,649
China	—	6,223	—	6,223
Finland	—	9,520	—	9,520
France	—	122,475	—	122,475
Germany	—	62,525	—	62,525
Ireland	7,649	—	—	7,649
Israel	14,118	—	—	14,118
Italy	—	31,013	—	31,013
Japan	—	180,840	—	180,840
Luxembourg	—	11,067	—	11,067
Netherlands	8,814	59,251	—	68,065
Norway	—	9,272	—	9,272
Singapore	—	11,354	—	11,354
South Korea	—	8,675	—	8,675
Spain	—	25,371	—	25,371
Sweden	—	6,419	—	6,419
Switzerland	—	56,632	—	56,632
United Kingdom	—	95,181	—	95,181
United States	—	13,658	—	13,658

Total Common Stocks	49,057	775,684	—	824,741

Short-Term Investment
Investment Company	1,302	—	—	1,302

Total Investments in Securities	$50,359	$775,684	$—	$826,043

Appreciation in Other Financial Instruments

Forward Foreign Currency Exchange Contracts	$—	$6,445	$—	$6,445

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(7,685)	$—	$(7,685)

Transfers from level 1 to level 2 in the amount of approximately $13,046,000 and from level 2 to level 1 in the amount of approximately $10,062,000 are due to the application and non-application of the fair value factors to certain securities during the period ended July 31, 2017.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

B. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.8%
	Australia — 4.6%
450	Goodman Group	2,870

	Austria — 5.0%
75	Erste Group Bank AG (a)	3,098

	Finland — 4.3%
316	Outokumpu OYJ	2,658

	France — 5.3%
36	Renault SA	3,276

	Germany — 14.7%
35	Brenntag AG	2,010
54	Daimler AG (Registered)	3,762
24	Deutsche Boerse AG	2,467
9	HeidelbergCement AG	871

		9,110

	Japan — 39.1%
29	Daikin Industries Ltd.	3,039
80	DMG Mori Co. Ltd.	1,334
83	Japan Airlines Co. Ltd.	2,678
49	Mabuchi Motor Co. Ltd.	2,572
142	Mitsubishi Corp.	3,074
75	Mitsui Fudosan Co. Ltd.	1,710
126	NGK Spark Plug Co. Ltd.	2,540
41	Otsuka Corp.	2,712
79	Renesas Electronics Corp. (a)	744
145	Sumitomo Electric Industries Ltd.	2,345
76	Yamato Holdings Co. Ltd.	1,533

		24,281

	Netherlands — 8.1%
67	ASR Nederland NV	2,521
62	NN Group NV	2,533

		5,054

	South Korea — 4.0%
1	Samsung Electronics Co. Ltd.	2,482

	Spain — 5.8%
719	Bankia SA	3,633

SHARES	SECURITY DESCRIPTION	VALUE($)
	United Kingdom — 7.9%
207	Barratt Developments plc	1,678
286	Standard Chartered plc (a)	3,197

		4,875

	Total Investments — 98.8% (Cost $49,014)	61,337
	Other Assets in Excess of Liabilities — 1.2%	753

	NET ASSETS — 100.0%	$62,090

Percentages indicated are based on net assets.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, July 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	16.2%
Automobiles	11.5
Trading Companies & Distributors	8.3
Insurance	8.2
Auto Components	8.0
Building Products	5.0
Equity Real Estate Investment Trusts (REITs)	4.7
IT Services	4.4
Airlines	4.4
Metals & Mining	4.3
Electrical Equipment	4.2
Technology Hardware, Storage & Peripherals	4.0
Capital Markets	4.0
Real Estate Management & Development	2.8
Household Durables	2.7
Air Freight & Logistics	2.5
Machinery	2.2
Construction Materials	1.4
Semiconductors & Semiconductor Equipment	1.2

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	Euro STOXX 50 Index	09/15/17	EUR	$163	$(5)
2	FTSE 100 Index	09/15/17	GBP	193	(3)

					$(8)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	–	Euro
FTSE	–	Financial Times and the London Stock Exchange
GBP	–	British Pound
(a)	–	Non-income producing security.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,005
Aggregate gross unrealized depreciation	(682)

Net unrealized appreciation/depreciation	$12,323

Federal income tax cost of investments	$49,014

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,521	$58,816	$—	$61,337

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(8)	$—	$(8)

(a)	All portfolio holdings designated as level 2 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers from level 2 to level 1 in the amount of approximately $1,814,000 are due to the non-application of the fair value factors to certain securities during the period ended July 31, 2017.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 93.6%
	Austria — 1.2%
153	ams AG (a)	11,054

	Belgium — 1.3%
145	KBC Group NV	12,009

	Denmark — 7.0%
8	AP Moller - Maersk A/S, Class B	16,487
254	Danske Bank A/S	10,304
399	Novo Nordisk A/S, Class B	16,990
217	Vestas Wind Systems A/S	21,226

		65,007

	Finland — 1.3%
437	UPM-Kymmene OYJ	11,897

	France — 17.1%
91	Atos SE	13,815
561	AXA SA	16,578
107	BNP Paribas SA	8,329
1,605	Engie SA	25,858
73	Renault SA	6,571
321	Sanofi	30,603
235	Societe Generale SA	13,783
260	Vinci SA	23,322
822	Vivendi SA	18,990

		157,849

	Germany — 12.1%
111	adidas AG	25,424
134	Allianz SE (Registered)	28,458
90	Aurubis AG	8,016
124	Delivery Hero AG (a) (e)	4,057
249	Deutsche Wohnen AG	9,855
474	Evotec AG (a)	6,825
64	Hannover Rueck SE	8,101
49	HOCHTIEF AG	8,694
79	Siemens AG (Registered)	10,741
45	Software AG	1,968

		112,139

	Ireland — 2.6%
1,637	Allied Irish Banks plc (e)	9,611
485	Smurfit Kappa Group plc	14,422

		24,033

	Italy — 5.5%
345	Azimut Holding SpA	7,723
141	Ferrari NV	14,800
4,475	Intesa Sanpaolo SpA	15,404
487	Moncler SpA	13,084

		51,011

SHARES	SECURITY DESCRIPTION	VALUE($)
	Netherlands — 2.9%
1,410	ING Groep NV	26,337

	Spain — 3.5%
169	ACS Actividades de Construccion y Servicios SA	6,489
50	Aena SA (e)	9,731
2,348	Banco Santander SA	15,987

		32,207

	Sweden — 3.4%
577	Electrolux AB, Series B	19,738
687	Volvo AB, Class B	11,672

		31,410

	Switzerland — 14.7%
2,475	Glencore plc (a)	10,917
517	Logitech International SA (Registered)	18,780
69	Lonza Group AG (Registered) (a)	16,321
209	Nestle SA (Registered)	17,641
127	Novartis AG (Registered)	10,821
30	Partners Group Holding AG	19,241
50	Roche Holding AG	12,710
934	STMicroelectronics NV	15,821
36	Swiss Life Holding AG (Registered) (a)	13,163

		135,415

	United Kingdom — 19.8%
403	Ashtead Group plc	8,648
1,637	Aviva plc	11,636
1,161	Barratt Developments plc	9,432
192	British American Tobacco plc	11,954
252	easyJet plc	4,108
1,779	GKN plc	7,546
527	HSBC Holdings plc	5,282
221	InterContinental Hotels Group plc	12,493
1,313	International Consolidated Airlines Group SA	10,017
22,007	Lloyds Banking Group plc	19,026
2,407	Melrose Industries plc	7,382
449	Persimmon plc	14,826
322	Rio Tinto plc	15,111
3,881	Taylor Wimpey plc	9,746
495	Unilever NV, CVA	28,843
292	Weir Group plc (The)	7,078

		183,128

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — 1.2%
163	Carnival plc	11,006

	Total Common Stocks (Cost $781,313)	864,502

Short-Term Investment — 8.1%
	Investment Company — 8.1%
74,464	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.860% (b) (l) (Cost $74,464)	74,464

	Total Investments — 101.7% (Cost $855,777)	938,966
	Liabilities in Excess of Other Assets — (1.7)%	(15,308)

	NET ASSETS — 100.0%	$923,658

Percentages indicated are based on net assets.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, July 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	14.5%
Insurance	8.3
Pharmaceuticals	7.6
Household Durables	5.7
Textiles, Apparel & Luxury Goods	4.1
Construction & Engineering	4.1
Metals & Mining	3.6
Personal Products	3.1
Electrical Equipment	3.0
Capital Markets	2.9
Semiconductors & Semiconductor Equipment	2.9
Multi-Utilities	2.8
Hotels, Restaurants & Leisure	2.5
Life Sciences Tools & Services	2.5
Automobiles	2.3
Diversified Telecommunication Services	2.0
Technology Hardware, Storage & Peripherals	2.0
Machinery	2.0
Food Products	1.9
Marine	1.8
Containers & Packaging	1.5
Airlines	1.5
IT Services	1.5
Tobacco	1.3
Paper & Forest Products	1.3
Industrial Conglomerates	1.1
Real Estate Management & Development	1.0
Transportation Infrastructure	1.0
Others (each less than 1.0%)	2.3
Short-Term Investment	7.9

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
826	Euro STOXX 50 Index	09/15/17	EUR	$33,662	$(665)
169	FTSE 100 Index	09/15/17	GBP	16,303	(241)

					$(906)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVA	—	Dutch Certification
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,964
Aggregate gross unrealized depreciation	(5,775)

Net unrealized appreciation/depreciation	$83,189

Federal income tax cost of investments	$855,777

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$11,054	$—	$11,054
Belgium	—	12,009	—	12,009
Denmark	—	65,007	—	65,007
Finland	—	11,897	—	11,897
France	—	157,849	—	157,849
Germany	4,057	108,082	—	112,139
Ireland	24,033	—	—	24,033
Italy	—	51,011	—	51,011
Netherlands	—	26,337	—	26,337
Spain	—	32,207	—	32,207
Sweden	—	31,410	—	31,410
Switzerland	—	135,415	—	135,415
United Kingdom	7,382	175,746	—	183,128
United States	—	11,006	—	11,006

Total Common Stocks	35,472	829,030	—	864,502

Short-Term Investment
Investment Company	74,464	—	—	74,464

Total Investments in Securities	$109,936	$829,030	$—	$938,966

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(906)	$—	$(906)

There were no significant transfers between level 1 and level 2 during the period ended July 31, 2017.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.7%
	Australia — 4.1%
1,267	AGL Energy Ltd.	24,437
1,387	Aristocrat Leisure Ltd.	22,500
1,170	Computershare Ltd.	13,163
2,155	Fortescue Metals Group Ltd.	9,903
2,726	Metcash Ltd.	5,715
882	Orica Ltd.	14,020
5,654	Qantas Airways Ltd.	24,031
4,858	South32 Ltd.	11,331

		125,100

	Austria — 1.3%
254	Erste Group Bank AG (a)	10,505
23	Lenzing AG	4,174
458	OMV AG	25,931

		40,610

	Belgium — 1.0%
355	KBC Group NV	29,370

	China — 0.9%
5,850	BOC Hong Kong Holdings Ltd.	28,759

	Denmark — 3.7%
754	Danske Bank A/S	30,525
122	Dfds A/S	6,975
598	Novo Nordisk A/S, Class B	25,417
32	Schouw & Co. AB	3,520
258	Sydbank A/S	10,765
118	Topdanmark A/S (a)	4,044
299	Vestas Wind Systems A/S	29,254

		110,500

	Finland — 0.4%
429	UPM-Kymmene OYJ	11,674

	France — 10.9%
1,032	Air France-KLM (a)	13,975
105	Arkema SA	11,949
176	Atos SE	26,763
371	BNP Paribas SA	28,779
107	Capgemini SE	11,653
205	Cie Generale des Etablissements Michelin	27,793
420	Faurecia	23,339
64	LVMH Moet Hennessy Louis Vuitton SE	16,162
174	Metropole Television SA	4,201
1,546	Natixis SA	11,237
177	Neopost SA	8,119
990	Peugeot SA	21,298
467	Sanofi	44,482

SHARES	SECURITY DESCRIPTION	VALUE($)
	France — continued
243	Schneider Electric SE (a)	19,063
81	Sodexo SA	9,617
25	Sopra Steria Group	4,327
318	SPIE SA	8,930
75	TOTAL SA	3,808
207	Valeo SA	14,319
221	Vinci SA	19,812

		329,626

	Germany — 8.6%
204	Allianz SE (Registered)	43,585
218	Aurubis AG	19,414
234	Bayer AG (Registered)	29,588
316	Covestro AG (e)	24,490
606	Deutsche Lufthansa AG (Registered)	13,020
275	Evonik Industries AG	9,369
93	Hannover Rueck SE	11,729
94	HOCHTIEF AG	16,721
532	Infineon Technologies AG	11,554
574	Innogy SE (e)	24,107
188	Jenoptik AG	5,171
232	Siemens AG (Registered)	31,439
1,029	Uniper SE	21,214

		261,401

	Hong Kong — 2.2%
1,375	Cheung Kong Property Holdings Ltd.	11,116
1,903	Hongkong Land Holdings Ltd.	14,308
1,451	Luk Fook Holdings International Ltd.	5,327
14,281	WH Group Ltd. (e)	13,390
1,123	Wharf Holdings Ltd. (The)	9,545
11,166	Xinyi Glass Holdings Ltd.	11,538

		65,224

	Israel — 0.7%
203	Check Point Software Technologies Ltd. (a)	21,430

	Japan — 23.1%
274	Aisin Seiki Co. Ltd.	14,235
300	Asahi Glass Co. Ltd.	12,610
918	Astellas Pharma, Inc.	11,686
347	Bandai Namco Holdings, Inc.	12,070
419	Bridgestone Corp.	17,641
578	Brother Industries Ltd.	14,737
98	Central Japan Railway Co.	15,739
1,998	Concordia Financial Group Ltd.	10,074
1,911	Fuji Electric Co. Ltd.	10,522
391	Hitachi Chemical Co. Ltd.	11,110

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
2,909	Hitachi Ltd.	20,013
375	Idemitsu Kosan Co. Ltd.	9,092
1,582	Kajima Corp.	13,794
965	Kansai Electric Power Co., Inc. (The)	12,963
617	KDDI Corp.	16,346
744	Kirin Holdings Co. Ltd.	16,383
205	Koito Manufacturing Co. Ltd.	11,981
680	Kuraray Co. Ltd.	13,212
179	Matsumotokiyoshi Holdings Co. Ltd.	11,051
79	Meitec Corp.	3,717
1,253	Mitsubishi Chemical Holdings Corp.	10,491
648	Mitsubishi Corp.	14,078
889	Mitsubishi Electric Corp.	13,755
4,287	Mitsubishi UFJ Financial Group, Inc.	27,195
1,920	Mitsubishi UFJ Lease & Finance Co. Ltd.	10,226
2,527	Mitsui Chemicals, Inc.	14,356
434	MS&AD Insurance Group Holdings, Inc.	15,236
164	Nichias Corp.	1,992
414	Nichirei Corp.	11,641
310	Nippon Telegraph & Telephone Corp.	15,181
791	NTT DOCOMO, Inc.	18,376
1,241	Obayashi Corp.	14,940
1,030	ORIX Corp.	16,351
1,623	Penta-Ocean Construction Co. Ltd.	9,667
160	SCREEN Holdings Co. Ltd.	10,681
608	Sekisui Chemical Co. Ltd.	11,190
891	Shimizu Corp.	9,414
209	Shionogi & Co. Ltd.	11,153
237	SoftBank Group Corp.	19,069
380	Sompo Holdings, Inc.	14,889
569	Sony Corp.	23,369
280	Subaru Corp.	10,116
511	Sumitomo Bakelite Co. Ltd.	3,712
2,050	Sumitomo Chemical Co. Ltd.	11,980
626	Sumitomo Corp.	8,460
236	Sumitomo Electric Industries Ltd.	3,810
477	Sumitomo Mitsui Financial Group, Inc.	18,390
721	Sumitomo Rubber Industries Ltd.	12,506
2,376	Taiheiyo Cement Corp.	8,915
1,624	Taisei Corp.	15,545
100	Tokyo Electron Ltd.	14,120
821	Tokyo Tatemono Co. Ltd.	11,167
351	Toyota Motor Corp.	19,794
175	TS Tech Co. Ltd.	5,190
49	Ulvac, Inc.	2,611

		698,542

SHARES	SECURITY DESCRIPTION	VALUE($)
	Luxembourg — 0.5%
135	Aperam SA	6,558
341	ArcelorMittal (a)	8,972

		15,530

	Netherlands — 4.1%
547	ASR Nederland NV	20,697
265	EXOR NV	15,867
2,103	ING Groep NV	39,293
591	Philips Lighting NV (e)	22,454
918	Royal Dutch Shell plc, Class B	26,151

		124,462

	Norway — 0.8%
740	DNB ASA	14,540
1,459	Norsk Hydro ASA	9,413

		23,953

	Singapore — 2.4%
998	City Developments Ltd.	8,284
1,873	DBS Group Holdings Ltd.	29,884
3,485	Oversea-Chinese Banking Corp. Ltd.	29,190
567	Venture Corp. Ltd.	5,506

		72,864

	South Africa — 0.8%
906	Mondi plc	23,873

	Spain — 3.1%
310	ACS Actividades de Construccion y Servicios SA	11,863
124	Aena SA (e)	24,222
242	Amadeus IT Group SA	14,867
4,248	Banco Santander SA	28,922
900	Repsol SA	15,072

		94,946

	Sweden — 4.3%
373	Atlas Copco AB, Class A	13,498
610	Electrolux AB, Series B	20,872
309	JM AB	10,856
221	Loomis AB, Class B	8,211
444	NCC AB, Class B	11,545
654	Peab AB	7,674
2,173	Skandinaviska Enskilda Banken AB, Class A	27,514
1,095	Swedbank AB, Class A	28,565

		128,735

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — 9.4%
1,274	ABB Ltd. (Registered)	29,841
333	Adecco Group AG (Registered) (a)	25,372
356	Coca-Cola HBC AG (a)	10,773
19	Flughafen Zurich AG	4,719
3	Forbo Holding AG (Registered)	4,257
11	Georg Fischer AG (Registered)	12,076
446	Logitech International SA (Registered)	16,194
638	Nestle SA (Registered)	53,886
211	Novartis AG (Registered)	18,008
194	Roche Holding AG	49,028
4	Sika AG	25,146
36	Swiss Life Holding AG (Registered) (a)	13,035
1,258	UBS Group AG (Registered) (a)	21,885

		284,220

	United Kingdom — 15.6%
2,061	3i Group plc	25,438
1,688	Aviva plc	11,996
2,212	Barratt Developments plc	17,963
1,206	Beazley plc	8,150
372	BP plc	2,188
586	British American Tobacco plc	36,479
492	Burberry Group plc	11,090
4,248	ConvaTec Group plc (a) (e)	17,413
233	Dialog Semiconductor plc (a)	10,160
510	GlaxoSmithKline plc	10,144
526	Hiscox Ltd.	9,004
1,639	HSBC Holdings plc	16,414
2,807	Indivior plc (a)	14,207
312	InterContinental Hotels Group plc	17,644
2,781	International Consolidated Airlines Group SA	21,209
1,127	JD Sports Fashion plc	5,326
39,637	Lloyds Banking Group plc	34,267
1,207	Pagegroup plc	7,802
770	Persimmon plc	25,457
707	Playtech plc	8,954
667	Polypipe Group plc	3,530
977	Prudential plc	23,838
1,901	QinetiQ Group plc	6,046
1,453	Redrow plc	11,353
619	Rio Tinto plc	28,997
372	Savills plc	4,481
260	Schroders plc	11,807
802	Subsea 7 SA	11,888
982	Unilever NV, CVA	57,216

		470,461

SHARES	SECURITY DESCRIPTION	VALUE($)
	United States — 0.8%
379	Carnival plc	25,610

	Total Common Stocks (Cost $2,686,725)	2,986,890

Preferred Stocks — 0.5%
	Germany — 0.5%
40	Draegerwerk AG & Co. KGaA (Preference)	4,271
746	Schaeffler AG (Preference)	10,401

	Total Preferred Stocks (Cost $17,397)	14,672

Short-Term Investment — 1.0%
	Investment Company — 1.0%
30,151	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.860% (b) (l) (Cost $30,151)	30,151

	Total Investments — 100.2% (Cost $2,734,273)	3,031,713
	Liabilities in Excess of Other Assets — (0.2)%	(6,515)

	NET ASSETS — 100.0%	$3,025,198

Percentages indicated are based on net assets.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2017
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENTAGE
Banks	15.0%
Pharmaceuticals	7.1
Insurance	5.8
Chemicals	5.1
Auto Components	5.0
Construction & Engineering	4.3
Household Durables	4.1
Electrical Equipment	4.1
Metals & Mining	3.1
Food Products	2.7
Oil, Gas & Consumable Fuels	2.7
Hotels, Restaurants & Leisure	2.5
Airlines	2.4
IT Services	2.3
Capital Markets	2.0
Real Estate Management & Development	1.9
Personal Products	1.9
Wireless Telecommunication Services	1.8
Automobiles	1.7
Semiconductors & Semiconductor Equipment	1.6
Multi-Utilities	1.6
Diversified Financial Services	1.4
Technology Hardware, Storage & Peripherals	1.3
Professional Services	1.2
Tobacco	1.2
Paper & Forest Products	1.2
Industrial Conglomerates	1.0
Electronic Equipment, Instruments & Components	1.0
Software	1.0
Transportation Infrastructure	1.0
Others (each less than 1.0%)	10.0
Short-Term Investment	1.0

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
33	TOPIX Index	09/07/17	JPY	$4,840	$(9)
162	Euro STOXX 50 Index	09/15/17	EUR	6,602	(19)
50	FTSE 100 Index	09/15/17	GBP	4,824	(12)

					$(40)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVA	—	Dutch Certification
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
TOPIX	—	Tokyo Price Index
USD	—	United States Dollar

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$353,571
Aggregate gross unrealized depreciation	(56,131)

Net unrealized appreciation/depreciation	$297,440

Federal income tax cost of investments	$2,734,273

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$125,100	$—	$125,100
Austria	4,174	36,436	—	40,610
Belgium	—	29,370	—	29,370
China	—	28,759	—	28,759
Denmark	—	110,500	—	110,500
Finland	—	11,674	—	11,674
France	—	329,626	—	329,626
Germany	—	261,401	—	261,401
Hong Kong	14,308	50,916	—	65,224
Israel	21,430	—	—	21,430
Japan	—	698,542	—	698,542
Luxembourg	—	15,530	—	15,530
Netherlands	20,697	103,765	—	124,462
Norway	—	23,953	—	23,953
Singapore	—	72,864	—	72,864
South Africa	—	23,873	—	23,873
Spain	—	94,946	—	94,946
Sweden	8,211	120,524	—	128,735
Switzerland	—	284,220	—	284,220
United Kingdom	45,731	424,730	—	470,461
United States	—	25,610	—	25,610

Total Common Stocks	114,551	2,872,339	—	2,986,890

Preferred Stocks
Germany	—	14,672	—	14,672
Short-Term Investment
Investment Company	30,151	—	—	30,151

Total Investments in Securities	$144,702	$2,887,011	$—	$3,031,713

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(40)	$—	$(40)

Transfers from level 2 to level 1 in the amount of approximately $6,164,000 are due to the non-application of the fair value factors to certain securities during the period ended July 31, 2017.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.1%
	Argentina — 4.0%
3	MercadoLibre, Inc.	890
20	Pampa Energia SA, ADR (a)	1,092

		1,982

	Brazil — 51.1%
45	AES Tiete SA	205
251	Ambev SA, ADR	1,523
26	Arezzo Industria e Comercio SA	297
52	Atacadao Distribuicao Comercio e Industria LTDA (a)	253
218	B3 SA - Brasil Bolsa Balcao (a)	1,437
212	Banco Bradesco SA, ADR (a)	2,042
90	BB Seguridade Participacoes SA	787
197	CCR SA	1,077
44	Cia de Saneamento Basico do Estado de Sao Paulo (a)	475
80	Engie Brasil Energia SA	891
244	Fleury SA	2,319
77	Gerdau SA, ADR	258
47	Iguatemi Empresa de Shopping Centers SA	555
121	Iochpe Maxion SA	655
190	Itau Unibanco Holding SA, ADR	2,259
207	Kroton Educacional SA	1,004
69	Linx SA	383
57	Localiza Rent a Car SA (a)	954
183	Lojas Renner SA (a)	1,725
43	M Dias Branco SA (a)	703
16	Ouro Fino Saude Animal Participacoes SA (a)	136
94	Petroleo Brasileiro SA, ADR (a)	800
49	Raia Drogasil SA (a)	1,091
24	Smiles SA (a)	497
37	Transmissora Alianca de Energia Eletrica SA	272
96	Tupy SA (a)	448
30	Ultrapar Participacoes SA	722
201	WEG SA	1,223
21	Wilson Sons Ltd., BDR	236

		25,227

	Chile — 1.1%
56	SACI Falabella	517

	Luxembourg — 0.6%
10	Ternium SA, ADR	306

	Mexico — 26.6%
157	Alfa SAB de CV, Class A	218

SHARES	SECURITY DESCRIPTION	VALUE($)
	Mexico — continued
58	Alsea SAB de CV	227
169	Becle SAB de CV (a)	286
188	Bolsa Mexicana de Valores SAB de CV	324
373	Corp. Inmobiliaria Vesta SAB de CV	562
17	Fomento Economico Mexicano SAB de CV, ADR	1,669
497	Gentera SAB de CV	756
53	Gruma SAB de CV, Class B	734
83	Grupo Aeroportuario del Centro Norte SAB de CV	524
106	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,212
6	Grupo Aeroportuario del Sureste SAB de CV, ADR	1,338
169	Grupo Financiero Banorte SAB de CV, Class O	1,122
147	Infraestructura Energetica Nova SAB de CV	834
389	Kimberly-Clark de Mexico SAB de CV, Class A	782
396	Mexichem SAB de CV	1,127
100	Organizacion Soriana SAB de CV, Class B (a)	247
297	Qualitas Controladora SAB de CV	493
212	Unifin Financiera SAB de CV SOFOM ENR	691

		13,146

	Panama — 1.6%
6	Copa Holdings SA, Class A	798

	Peru — 4.7%
10	Credicorp Ltd.	1,919
11	Intercorp Financial Services, Inc.	380

		2,299

	United States — 5.4%
17	FirstCash, Inc.	975
37	Globant SA (a)	1,690

		2,665

	Total Common Stocks (Cost $37,247)	46,940

Preferred Stocks — 4.4%
	Brazil — 4.4%
58	Itau Unibanco Holding SA (Preference)	699
484	Itausa - Investimentos Itau SA (Preference)	1,440

	Total Preferred Stocks (Cost $2,161)	2,139

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SECURITY DESCRIPTION	VALUE($)
Total Investments — 99.5% (Cost $39,408)	49,079
Other Assets in Excess of Liabilities — 0.5%	263

NET ASSETS — 100.0%	$49,342

Percentages indicated are based on net assets.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	20.1%
Transportation Infrastructure	8.9
Beverages	7.1
Consumer Finance	4.9
Health Care Providers & Services	4.7
Multiline Retail	4.6
Software	4.2
Machinery	3.8
Capital Markets	3.6
Food & Staples Retailing	3.2
Oil, Gas & Consumable Fuels	3.1
Food Products	2.9
Electric Utilities	2.8
Insurance	2.6
Chemicals	2.3
Real Estate Management & Development	2.3
Independent Power and Renewable Electricity Producers	2.2
Diversified Consumer Services	2.1
Road & Rail	2.0
Internet Software & Services	1.8
Gas Utilities	1.7
Airlines	1.6
Household Products	1.6
Metals & Mining	1.2
Media	1.0
Water Utilities	1.0
Others (each less than 1.0%)	2.7

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
BDR	—	Brazilian Depositary Receipt
(a)	—	Non-income producing security.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,846
Aggregate gross unrealized depreciation	(1,175)

Net unrealized appreciation/depreciation	$9,671

Federal income tax cost of investments	$39,408

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$49,079	$—	$—	$49,079

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2017.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 108.6%
Common Stocks — 68.5%
	Consumer Discretionary — 17.3%
	Hotels, Restaurants & Leisure — 1.0%
17	Royal Caribbean Cruises Ltd. (j)	1,972

	Household Durables — 7.4%
29	Mohawk Industries, Inc. (a)	7,207
140	Newell Brands, Inc. (j)	7,381

		14,588

	Media — 6.5%
91	Altice USA, Inc., Class A (a)	3,042
56	DISH Network Corp., Class A (a)	3,595
60	Time Warner, Inc.	6,111

		12,748

	Specialty Retail — 2.4%
17	Advance Auto Parts, Inc.	1,854
96	Bed Bath & Beyond, Inc.	2,870

		4,724

	Total Consumer Discretionary	34,032

	Consumer Staples — 5.4%
	Beverages — 3.1%
67	Coca-Cola Co. (The)	3,077
26	PepsiCo, Inc.	2,977

		6,054

	Food & Staples Retailing — 1.0%
25	Wal-Mart Stores, Inc.	1,990

	Tobacco — 1.3%
22	Philip Morris International, Inc.	2,560

	Total Consumer Staples	10,604

	Energy — 1.0%
	Oil, Gas & Consumable Fuels — 1.0%
32	Occidental Petroleum Corp.	1,967

	Financials — 11.5%
	Banks — 1.5%
162	KeyCorp	2,930

	Capital Markets — 2.7%
136	Brookfield Asset Management, Inc., (Canada), Class A	5,286

	Consumer Finance — 6.3%
114	American Express Co. (j)	9,727
30	Capital One Financial Corp.	2,581

		12,308

	Insurance — 1.0%
36	MetLife, Inc.	1,972

	Total Financials	22,496

SHARES	SECURITY DESCRIPTION	VALUE($)
	Health Care — 8.9%
	Health Care Equipment & Supplies — 1.0%
31	DENTSPLY SIRONA, Inc.	1,917

	Health Care Providers & Services — 7.4%
19	Aetna, Inc.	2,970
21	Humana, Inc.	4,760
36	UnitedHealth Group, Inc.	6,910

		14,640

	Life Sciences Tools & Services — 0.5%
5	Thermo Fisher Scientific, Inc. (j)	917

	Total Health Care	17,474

	Industrials — 9.0%
	Aerospace & Defense — 2.1%
8	Northrop Grumman Corp.	2,047
12	Raytheon Co.	2,093

		4,140

	Electrical Equipment — 0.9%
24	Eaton Corp. plc (j)	1,866

	Machinery — 1.5%
8	Deere & Co.	1,005
12	Parker-Hannifin Corp.	1,959

		2,964

	Road & Rail — 4.5%
37	Canadian Pacific Railway Ltd., (Canada) (j)	5,797
29	Union Pacific Corp.	2,981

		8,778

	Total Industrials	17,748

	Information Technology — 11.1%
	Internet Software & Services — 2.0%
4	Alphabet, Inc., Class A (a) (j)	3,874

	IT Services — 9.1%
22	Alliance Data Systems Corp.	5,412
44	Fidelity National Information Services, Inc.	3,979
31	Fiserv, Inc. (a) (j)	4,011
17	Mastercard, Inc., Class A (j)	2,210
23	Visa, Inc., Class A (j)	2,286

		17,898

	Total Information Technology	21,772

	Materials — 3.2%
	Chemicals — 1.7%
26	Ecolab, Inc. (j)	3,419

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Options contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Containers & Packaging — 1.5%
53	Berry Global Group, Inc. (a)	2,948

	Total Materials	6,367

	Utilities — 1.1%
	Electric Utilities — 1.1%
14	NextEra Energy, Inc. (j)	2,060

	Total Common Stocks (Cost $120,997)	134,520

NUMBER OF CONTRACTS
Options Purchased — 0.2%
	Call Options Purchased: — 0.2%
701	Newell Brands, Inc., expiring 01/19/18 at $50.00, American Style (a)	340

	Total Options Purchased (Cost $258)	340

SHARES
Short-Term Investment — 39.9%
	Investment Company — 39.9%
78,304	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.860% (b) (l) (Cost $78,304)	78,304

	Total Investments — 108.6% (Cost $199,559)	213,164
	Liabilities in Excess of Other Assets — (8.6)%	(16,886)

	NET ASSETS — 100.0%	$196,278

Short Positions — 20.7%
Common Stocks — 20.7%
	Consumer Discretionary — 4.7%
	Auto Components — 0.1%
3	Autoliv, Inc., (Sweden)	284

	Automobiles — 0.8%
31	Harley-Davidson, Inc.	1,512

	Hotels, Restaurants & Leisure — 1.0%
28	Papa John’s International, Inc.	1,965

	Media — 1.9%
11	Interpublic Group of Cos., Inc. (The)	231
45	Omnicom Group, Inc.	3,509

		3,740

SHARES	SECURITY DESCRIPTION	VALUE($)
	Specialty Retail — 0.9%
15	Ross Stores, Inc.	824
13	TJX Cos., Inc. (The)	923

		1,747

	Total Consumer Discretionary	9,248

	Consumer Staples — 5.8%
	Food & Staples Retailing — 0.2%
5	Sysco Corp.	263

	Food Products — 2.7%
43	Dean Foods Co.	652
67	General Mills, Inc.	3,709
14	Kellogg Co.	981

		5,342

	Household Products — 2.7%
6	Church & Dwight Co., Inc.	298
14	Clorox Co. (The)	1,856
26	Kimberly-Clark Corp.	3,171

		5,325

	Personal Products — 0.2%
17	Coty, Inc., Class A	345

	Total Consumer Staples	11,275

	Financials — 0.3%
	Capital Markets — 0.1%
2	CME Group, Inc.	274

	Insurance — 0.2%
4	WR Berkley Corp.	295

	Total Financials	569

	Health Care — 0.9%
	Health Care Providers & Services — 0.9%
24	Cardinal Health, Inc.	1,832

	Industrials — 2.4%
	Air Freight & Logistics — 1.0%
17	United Parcel Service, Inc., Class B	1,928

	Electrical Equipment — 0.5%
16	Emerson Electric Co.	973

	Industrial Conglomerates — 0.9%
73	General Electric Co.	1,878

	Total Industrials	4,779

	Information Technology — 3.4%
	Communications Equipment — 0.1%
10	Juniper Networks, Inc.	283

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — 1.3%
13	Lam Research Corp.	2,060
8	Xilinx, Inc.	485

		2,545

	Technology Hardware, Storage & Peripherals — 2.0%
16	Apple, Inc.	2,327
6	NetApp, Inc.	277
12	Seagate Technology plc	396
11	Western Digital Corp.	897

		3,897

	Total Information Technology	6,725

	Materials — 1.4%
	Chemicals — 0.3%
2	Air Products & Chemicals, Inc.	288
2	Praxair, Inc.	304

		592

	Containers & Packaging — 1.0%
6	International Paper Co.	316
3	Packaging Corp. of America	306
29	Sealed Air Corp.	1,254

		1,876

	Paper & Forest Products — 0.1%
7	Domtar Corp.	271

	Total Materials	2,739

	Real Estate — 0.5%
	Equity Real Estate Investment Trusts (REITs) — 0.5%
3	Crown Castle International Corp.	291
5	Ventas, Inc.	317
4	Welltower, Inc.	316

	Total Real Estate	924

	Utilities — 1.3%
	Gas Utilities — 0.2%
5	National Fuel Gas Co.	288

	Multi-Utilities — 1.1%
4	Consolidated Edison, Inc.	315
4	Dominion Energy, Inc.	308

SHARES	SECURITY DESCRIPTION	VALUE($)
	Multi-Utilities — continued
24	SCANA Corp.	1,540

		2,163

	Total Utilities	2,451

	Total Securities Sold Short (Proceeds $41,388)	$40,542

Percentages indicated are based on net assets.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is approximately $26,673,000.
(l)	—	The rate shown is the current yield as of July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,044
Aggregate gross unrealized depreciation	(439)

Net unrealized appreciation/depreciation	$13,605

Federal income tax cost of investments	$199,559

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$213,164	$—	$—	$213,164

Total Liabilities for Securities Sold Short (a)	$(40,542)	$—	$—	$(40,542)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2017.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 100.6%
Common Stocks — 89.0%
	Consumer Discretionary — 12.7%
	Auto Components — 0.5%
11	Delphi Automotive plc	1,010

	Hotels, Restaurants & Leisure — 3.0%
15	Hilton Worldwide Holdings, Inc.	953
5	McDonald’s Corp.	714
22	Royal Caribbean Cruises Ltd.	2,484
31	Starbucks Corp. (j)	1,687
9	Yum Brands, Inc.	708

		6,546

	Household Durables — 0.7%
19	MDC Holdings, Inc.	659
38	PulteGroup, Inc.	929

		1,588

	Internet & Direct Marketing Retail — 0.9%
2	Amazon.com, Inc. (a)	2,060

	Media — 4.2%
4	Charter Communications, Inc., Class A (a)	1,720
37	Comcast Corp., Class A	1,496
23	DISH Network Corp., Class A (a)	1,459
46	Sirius XM Holdings, Inc.	268
12	Time Warner, Inc.	1,246
43	Twenty-First Century Fox, Inc., Class B	1,222
16	Walt Disney Co. (The) (j)	1,786

		9,197

	Specialty Retail — 3.4%
12	Home Depot, Inc. (The)	1,833
21	Lowe’s Cos., Inc.	1,637
8	O’Reilly Automotive, Inc. (a)	1,691
6	Ross Stores, Inc.	324
29	TJX Cos., Inc. (The)	2,044

		7,529

	Total Consumer Discretionary	27,930

	Consumer Staples — 6.8%
	Beverages — 3.0%
10	Constellation Brands, Inc., Class A	1,989
10	Molson Coors Brewing Co., Class B	918
32	PepsiCo, Inc. (j)	3,717

		6,624

	Food & Staples Retailing — 0.8%
3	Costco Wholesale Corp.	545

SHARES	SECURITY DESCRIPTION	VALUE($)
	Food & Staples Retailing — continued
15	Walgreens Boots Alliance, Inc.	1,197

		1,742

	Food Products — 1.8%
8	Kraft Heinz Co. (The)	691
52	Mondelez International, Inc., Class A	2,290
11	Post Holdings, Inc. (a)	923

		3,904

	Household Products — 0.3%
5	Kimberly-Clark Corp.	659

	Personal Products — 0.3%
8	Estee Lauder Cos., Inc. (The), Class A	787

	Tobacco — 0.6%
11	Philip Morris International, Inc. (j)	1,260

	Total Consumer Staples	14,976

	Energy — 5.2%
	Oil, Gas & Consumable Fuels — 5.2%
10	Concho Resources, Inc. (a)	1,304
21	Diamondback Energy, Inc. (a)	1,972
42	EOG Resources, Inc.	4,000
11	Marathon Petroleum Corp.	635
18	Pioneer Natural Resources Co.	2,893
11	Valero Energy Corp.	781

	Total Energy	11,585

	Financials — 14.5%
	Banks — 5.0%
124	Bank of America Corp. (j)	2,996
66	Citigroup, Inc.	4,495
8	Comerica, Inc.	571
74	KeyCorp	1,335
8	Prosperity Bancshares, Inc.	488
6	SVB Financial Group (a)	1,097

		10,982

	Capital Markets — 5.1%
4	Ameriprise Financial, Inc.	628
14	Bank of New York Mellon Corp. (The)	737
50	Charles Schwab Corp. (The)	2,164
26	Intercontinental Exchange, Inc.	1,733
95	Morgan Stanley (j)	4,443
16	State Street Corp.	1,469

		11,174

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Diversified Financial Services — 0.1%
8	Voya Financial, Inc.	302

	Insurance — 4.3%
18	American International Group, Inc.	1,207
39	Arthur J Gallagher & Co.	2,295
16	Chubb Ltd.	2,405
32	Hartford Financial Services Group, Inc. (The)	1,785
9	Lincoln National Corp.	624
16	MetLife, Inc.	862
7	Validus Holdings Ltd.	368

		9,546

	Total Financials	32,004

	Health Care — 8.0%
	Biotechnology — 1.8%
1	Biogen, Inc. (a)	299
3	BioMarin Pharmaceutical, Inc. (a)	256
5	Bioverativ, Inc. (a)	330
7	Celgene Corp. (a) (j)	1,003
2	Incyte Corp. (a)	231
12	Vertex Pharmaceuticals, Inc. (a)	1,779

		3,898

	Health Care Equipment & Supplies — 0.8%
39	Boston Scientific Corp. (a)	1,051
6	Zimmer Biomet Holdings, Inc.	784

		1,835

	Health Care Providers & Services — 3.4%
5	Aetna, Inc. (j)	781
1	Cigna Corp.	241
10	Humana, Inc.	2,286
22	UnitedHealth Group, Inc.	4,162

		7,470

	Life Sciences Tools & Services — 0.3%
11	Agilent Technologies, Inc.	634

	Pharmaceuticals — 1.7%
6	Allergan plc	1,467
9	Bristol-Myers Squibb Co.	501
13	Eli Lilly & Co.	1,051
25	Pfizer, Inc.	820

		3,839

	Total Health Care	17,676

	Industrials — 12.9%
	Aerospace & Defense — 1.3%
7	General Dynamics Corp.	1,385
2	L3 Technologies, Inc.	263

SHARES	SECURITY DESCRIPTION	VALUE($)
	Aerospace & Defense — continued
5	Northrop Grumman Corp.	1,279

		2,927

	Air Freight & Logistics — 0.1%
1	FedEx Corp.	232

	Airlines — 1.3%
9	Alaska Air Group, Inc.	802
16	Delta Air Lines, Inc.	786
17	United Continental Holdings, Inc. (a)	1,136

		2,724

	Building Products — 0.3%
9	Allegion plc	727

	Electrical Equipment — 1.3%
14	Eaton Corp. plc (j)	1,095
11	Rockwell Automation, Inc.	1,828

		2,923

	Industrial Conglomerates — 0.7%
12	Honeywell International, Inc.	1,587

	Machinery — 3.2%
2	Deere & Co.	296
31	Ingersoll-Rand plc	2,740
13	PACCAR, Inc.	878
21	Stanley Black & Decker, Inc. (j)	3,003

		6,917

	Road & Rail — 4.7%
22	Canadian Pacific Railway Ltd., (Canada) (j)	3,364
13	Norfolk Southern Corp.	1,432
55	Union Pacific Corp.	5,634

		10,430

	Total Industrials	28,467

	Information Technology — 14.6%
	Internet Software & Services — 3.6%
7	Alphabet, Inc., Class C (a) (j)	6,109
12	Facebook, Inc., Class A (a)	1,952

		8,061

	IT Services — 3.0%
20	Accenture plc, Class A (j)	2,594
2	International Business Machines Corp.	237
26	Visa, Inc., Class A	2,571
10	WEX, Inc. (a) (j)	1,127

		6,529

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — 5.0%
11	Analog Devices, Inc.	875
20	Broadcom Ltd.	4,928
6	Maxim Integrated Products, Inc.	276
17	Microchip Technology, Inc.	1,396
33	ON Semiconductor Corp. (a)	496
38	Texas Instruments, Inc. (j)	3,071

		11,042

	Software — 2.7%
14	Adobe Systems, Inc. (a) (j)	2,074
34	Microsoft Corp.	2,458
19	Symantec Corp.	588
8	Workday, Inc., Class A (a)	864

		5,984

	Technology Hardware, Storage & Peripherals — 0.3%
4	Apple, Inc.	638

	Total Information Technology	32,254

	Materials — 5.2%
	Chemicals — 3.0%
4	Albemarle Corp.	499
21	Celanese Corp., Series A	2,039
15	Eastman Chemical Co.	1,273
22	EI du Pont de Nemours & Co.	1,787
17	Olin Corp.	487
9	Westlake Chemical Corp.	604

		6,689

	Containers & Packaging — 1.6%
10	Avery Dennison Corp.	904
16	Crown Holdings, Inc. (a)	963
27	WestRock Co.	1,560

		3,427

	Metals & Mining — 0.6%
37	Alcoa Corp.	1,352

	Total Materials	11,468

	Real Estate — 1.4%
	Equity Real Estate Investment Trusts (REITs) — 1.4%
5	AvalonBay Communities, Inc.	1,038
6	Extra Space Storage, Inc.	493
5	Public Storage	962
7	Vornado Realty Trust	520

	Total Real Estate	3,013

SHARES	SECURITY DESCRIPTION	VALUE($)
	Telecommunication Services — 0.1%
	Wireless Telecommunication Services — 0.1%
5	T-Mobile US, Inc. (a) (j)	312

	Utilities — 7.6%
	Electric Utilities — 5.9%
6	American Electric Power Co., Inc.	452
42	Duke Energy Corp.	3,539
13	Edison International	1,039
12	Exelon Corp.	462
24	NextEra Energy, Inc. (j)	3,502
13	PG&E Corp.	869
67	Xcel Energy, Inc.	3,155

		13,018

	Multi-Utilities — 1.7%
46	CMS Energy Corp. (j)	2,150
64	NiSource, Inc.	1,670

		3,820

	Total Utilities	16,838

	Total Common Stocks (Cost $145,594)	196,523

Short-Term Investments — 11.6%
	Investment Company — 11.4%
25,250	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.860% (b) (l)	25,250

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligation — 0.2%
318	U.S. Treasury Bill, 0.970%, 03/01/18 (k) (n)	316

	Total Short-Term Investments (Cost $25,566)	25,566

	Total Investments — 100.6% (Cost $171,160)	222,089
	Liabilities in Excess of Other Assets — (0.6)%	(1,347)

	NET ASSETS — 100.0%	$220,742

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — 87.7%
Common Stocks — 87.7%
	Consumer Discretionary — 13.6%
	Auto Components — 0.7%
14	Autoliv, Inc., (Sweden)	1,497

	Automobiles — 0.9%
42	Ford Motor Co.	470
36	General Motors Co.	1,280
2	Harley-Davidson, Inc.	116

		1,866

	Hotels, Restaurants & Leisure — 1.2%
14	Aramark	555
9	Bloomin’ Brands, Inc.	149
14	Brinker International, Inc.	483
5	Cheesecake Factory, Inc. (The)	230
2	Chipotle Mexican Grill, Inc. (a)	598
9	Hyatt Hotels Corp., Class A (a)	523

		2,538

	Household Durables — 0.2%
10	Garmin Ltd.	524

	Internet & Direct Marketing Retail — 0.5%
6	Netflix, Inc. (a)	1,111

	Leisure Products — 0.7%
4	Hasbro, Inc.	471
58	Mattel, Inc.	1,170

		1,641

	Media — 5.3%
7	CBS Corp. (Non-Voting), Class B	458
52	Discovery Communications, Inc., Class A (a)	1,283
66	Interpublic Group of Cos., Inc. (The)	1,434
123	News Corp., Class A	1,761
38	Omnicom Group, Inc.	3,012
56	Regal Entertainment Group, Class A	1,070
30	Scripps Networks Interactive, Inc., Class A	2,655

		11,673

	Multiline Retail — 1.8%
31	Kohl’s Corp.	1,298
13	Nordstrom, Inc.	615
36	Target Corp.	2,064

		3,977

	Specialty Retail — 1.4%
20	Abercrombie & Fitch Co., Class A	193
17	American Eagle Outfitters, Inc.	201
107	Ascena Retail Group, Inc. (a)	250

SHARES	SECURITY DESCRIPTION	VALUE($)
	Specialty Retail — continued
5	AutoNation, Inc. (a)	191
34	Bed Bath & Beyond, Inc.	1,018
29	DSW, Inc., Class A	516
44	Express, Inc. (a)	268
4	L Brands, Inc.	169
10	Urban Outfitters, Inc. (a)	203

		3,009

	Textiles, Apparel & Luxury Goods — 0.9%
15	Hanesbrands, Inc.	351
9	Michael Kors Holdings Ltd. (a)	340
5	Ralph Lauren Corp.	378
34	Under Armour, Inc., Class A (a)	672
18	Under Armour, Inc., Class C (a)	325

		2,066

	Total Consumer Discretionary	29,902

	Consumer Staples — 8.1%
	Beverages — 0.8%
40	Coca-Cola Co. (The)	1,821

	Food & Staples Retailing — 1.6%
25	CVS Health Corp.	1,997
12	Kroger Co. (The)	300
7	Sysco Corp.	370
9	Wal-Mart Stores, Inc.	755
4	Whole Foods Market, Inc.	165

		3,587

	Food Products — 2.1%
12	Campbell Soup Co.	656
41	General Mills, Inc.	2,268
25	Kellogg Co.	1,683

		4,607

	Household Products — 3.0%
29	Church & Dwight Co., Inc.	1,547
20	Clorox Co. (The)	2,734
5	Colgate-Palmolive Co.	380
22	Procter & Gamble Co. (The)	1,991

		6,652

	Personal Products — 0.3%
26	Coty, Inc., Class A	534

	Tobacco — 0.3%
9	Altria Group, Inc.	584

	Total Consumer Staples	17,785

	Energy — 5.3%
	Energy Equipment & Services — 1.7%
12	Helmerich & Payne, Inc.	613

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Energy Equipment & Services — continued
47	Schlumberger Ltd.	3,211

		3,824

	Oil, Gas & Consumable Fuels — 3.6%
21	ConocoPhillips	964
7	Enbridge, Inc., (Canada)	300
62	Exxon Mobil Corp.	4,975
20	Hess Corp.	912
18	Murphy Oil Corp.	474
8	Noble Energy, Inc.	235

		7,860

	Total Energy	11,684

	Financials — 13.5%
	Banks — 5.6%
11	Associated Banc-Corp.	261
24	Bank of Hawaii Corp.	1,996
44	Fifth Third Bancorp	1,182
58	First Hawaiian, Inc.	1,710
70	Fulton Financial Corp.	1,285
4	M&T Bank Corp.	645
121	People’s United Financial, Inc.	2,105
45	US Bancorp	2,377
13	Webster Financial Corp.	650

		12,211

	Capital Markets — 3.1%
2	BlackRock, Inc.	746
7	CME Group, Inc.	863
37	Federated Investors, Inc., Class B	1,061
12	Franklin Resources, Inc.	553
7	Goldman Sachs Group, Inc. (The)	1,492
12	Invesco Ltd.	403
9	Nasdaq, Inc.	685
9	Northern Trust Corp.	774
4	T. Rowe Price Group, Inc.	332

		6,909

	Consumer Finance — 0.1%
4	Discover Financial Services	266

	Insurance — 4.7%
11	Aflac, Inc.	908
7	Allstate Corp. (The)	625
14	Arch Capital Group Ltd. (a)	1,321
11	Axis Capital Holdings Ltd.	721
11	Principal Financial Group, Inc.	738
22	Progressive Corp. (The)	1,030

SHARES	SECURITY DESCRIPTION	VALUE($)
	Insurance — continued
5	RenaissanceRe Holdings Ltd., (Bermuda)	745
19	Torchmark Corp.	1,515
10	Travelers Cos., Inc. (The)	1,280
21	WR Berkley Corp.	1,419

		10,302

	Total Financials	29,688

	Health Care — 6.9%
	Biotechnology — 2.0%
29	AbbVie, Inc.	2,001
13	Amgen, Inc.	2,335

		4,336

	Health Care Equipment & Supplies — 1.2%
1	CR Bard, Inc.	350
15	Medtronic plc	1,254
11	Varian Medical Systems, Inc. (a)	1,107

		2,711

	Health Care Providers & Services — 2.4%
9	AmerisourceBergen Corp.	870
27	Cardinal Health, Inc.	2,061
18	DaVita, Inc. (a)	1,184
15	Express Scripts Holding Co. (a)	919
6	Patterson Cos., Inc.	265

		5,299

	Pharmaceuticals — 1.3%
18	Johnson & Johnson	2,385
9	Merck & Co., Inc.	568

		2,953

	Total Health Care	15,299

	Industrials — 12.8%
	Aerospace & Defense — 3.6%
20	Arconic, Inc.	485
19	Boeing Co. (The)	4,605
10	Lockheed Martin Corp.	2,923

		8,013

	Air Freight & Logistics — 1.8%
23	CH Robinson Worldwide, Inc.	1,534
16	Expeditors International of Washington, Inc.	956
13	United Parcel Service, Inc., Class B	1,449

		3,939

	Electrical Equipment — 0.7%
17	Emerson Electric Co.	1,013

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Electrical Equipment — continued
12	Sensata Technologies Holding NV (a)	555

		1,568

	Industrial Conglomerates — 1.2%
12	3M Co.	2,393
10	General Electric Co.	266

		2,659

	Machinery — 0.9%
3	AGCO Corp.	239
10	Donaldson Co., Inc.	452
19	Flowserve Corp.	800
3	Illinois Tool Works, Inc.	444

		1,935

	Professional Services — 0.9%
12	Equifax, Inc.	1,805
6	Nielsen Holdings plc	276

		2,081

	Road & Rail — 2.8%
7	Canadian National Railway Co., (Canada)	523
157	Heartland Express, Inc.	3,327
35	Knight Transportation, Inc.	1,252
34	Werner Enterprises, Inc.	1,017

		6,119

	Trading Companies & Distributors — 0.9%
25	Air Lease Corp.	975
6	WW Grainger, Inc.	1,035

		2,010

	Total Industrials	28,324

	Information Technology — 11.3%
	Communications Equipment — 1.4%
60	Cisco Systems, Inc.	1,892
46	Juniper Networks, Inc.	1,282

		3,174

	Electronic Equipment, Instruments & Components — 0.4%
13	Amphenol Corp., Class A	983

	Internet Software & Services — 1.0%
31	eBay, Inc. (a)	1,106
11	GrubHub, Inc. (a)	506
34	Twitter, Inc. (a)	545

		2,157

	IT Services — 1.1%
2	Alliance Data Systems Corp.	459
7	Automatic Data Processing, Inc.	861

SHARES	SECURITY DESCRIPTION	VALUE($)
	IT Services — continued
9	Mastercard, Inc., Class A	1,098

		2,418

	Semiconductors & Semiconductor Equipment — 5.2%
13	Applied Materials, Inc.	591
143	Intel Corp.	5,080
2	KLA-Tencor Corp.	192
2	Lam Research Corp.	363
28	QUALCOMM, Inc.	1,508
3	Skyworks Solutions, Inc.	272
53	Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan), ADR	1,903
23	Xilinx, Inc.	1,479

		11,388

	Software — 1.1%
29	Oracle Corp.	1,463
10	salesforce.com, Inc. (a)	873

		2,336

	Technology Hardware, Storage & Peripherals — 1.1%
11	NetApp, Inc.	480
60	Seagate Technology plc	1,984

		2,464

	Total Information Technology	24,920

	Materials — 4.6%
	Chemicals — 3.5%
10	Air Products & Chemicals, Inc.	1,367
21	CF Industries Holdings, Inc.	604
46	LyondellBasell Industries NV, Class A	4,156
13	Praxair, Inc.	1,643

		7,770

	Containers & Packaging — 0.3%
13	Sonoco Products Co.	612

	Metals & Mining — 0.3%
10	Compass Minerals International, Inc.	686

	Paper & Forest Products — 0.5%
29	Domtar Corp.	1,115

	Total Materials	10,183

	Real Estate — 1.9%
	Equity Real Estate Investment Trusts (REITs) — 1.9%
18	Apple Hospitality REIT, Inc.	333
33	CBL & Associates Properties, Inc.	292

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
25	Host Hotels & Resorts, Inc.	474
16	Pennsylvania REIT	194
3	Prologis, Inc.	207
7	Regency Centers Corp.	485
2	Simon Property Group, Inc.	346
5	SL Green Realty Corp.	471
4	Taubman Centers, Inc.	214
6	Ventas, Inc.	374
34	Washington Prime Group, Inc.	310
8	Welltower, Inc.	577

	Total Real Estate	4,277

	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.9%
54	AT&T, Inc.	2,122
44	Verizon Communications, Inc.	2,149

	Total Telecommunication Services	4,271

	Utilities — 7.8%
	Electric Utilities — 2.8%
14	FirstEnergy Corp.	461
121	Southern Co. (The)	5,801

		6,262

	Gas Utilities — 0.4%
6	National Fuel Gas Co.	365
9	UGI Corp.	470

		835

	Multi-Utilities — 4.6%
23	Ameren Corp.	1,267
21	Consolidated Edison, Inc.	1,766
45	Dominion Energy, Inc.	3,464
26	SCANA Corp.	1,677
18	Sempra Energy	2,011

		10,185

	Total Utilities	17,282

	Total Securities Sold Short (Proceeds $194,631)	$193,615

Percentages indicated are based on net assets.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(21)	E-mini S&P 500	09/15/17	USD	$(2,591)	$(10)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of this security is segregated as collateral for short sales. The total value of securities and cash segregated as collateral is approximately $37,146,000 and $15,000, respectively.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of July 31, 2017.
(n)	—	The rate shown is the effective yield as of July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,581
Aggregate gross unrealized depreciation	(652)
Net unrealized appreciation/depreciation	$50,929

Federal income tax cost of investments	$171,160

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$221,773	$316	$—	$222,089

Total Liabilities for Securities Sold Short (b)	(193,615)	—	—	(193,615)

Depreciation in Other Financial Instruments
Futures Contracts	$(10)	$—	$—	$(10)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held as initial margin for futures contracts. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2017.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.0%
	Consumer Discretionary — 13.5%
	Auto Components — 0.4%
60	Delphi Automotive plc	5,389

	Automobiles — 0.5%
333	Ford Motor Co.	3,734
75	General Motors Co.	2,684

		6,418

	Hotels, Restaurants & Leisure — 1.1%
150	Starbucks Corp.	8,102
64	Yum Brands, Inc.	4,801

		12,903

	Internet & Direct Marketing Retail — 3.4%
42	Amazon.com, Inc. (a)	41,550

	Media — 4.6%
44	Charter Communications, Inc., Class A (a)	17,113
345	Comcast Corp., Class A	13,957
110	DISH Network Corp., Class A (a)	7,024
79	Twenty-First Century Fox, Inc., Class A	2,311
140	Walt Disney Co. (The)	15,335

		55,740

	Specialty Retail — 3.5%
10	AutoZone, Inc. (a)	5,329
151	Home Depot, Inc. (The)	22,624
195	Lowe’s Cos., Inc.	15,078

		43,031

	Total Consumer Discretionary	165,031

	Consumer Staples — 4.4%
	Beverages — 2.4%
34	Constellation Brands, Inc., Class A	6,517
117	Molson Coors Brewing Co., Class B	10,442
112	PepsiCo, Inc.	13,056

		30,015

	Food Products — 0.8%
220	Mondelez International, Inc., Class A	9,702

	Tobacco — 1.2%
121	Philip Morris International, Inc.	14,134

	Total Consumer Staples	53,851

	Energy — 6.4%
	Oil, Gas & Consumable Fuels — 6.4%
420	Cabot Oil & Gas Corp.	10,455
48	Concho Resources, Inc. (a)	6,187
52	Diamondback Energy, Inc. (a)	4,948
134	EOG Resources, Inc.	12,792

SHARES	SECURITY DESCRIPTION	VALUE($)
	Oil, Gas & Consumable Fuels — continued
81	EQT Corp.	5,185
159	Occidental Petroleum Corp.	9,860
143	Pioneer Natural Resources Co.	23,291
124	TransCanada Corp., (Canada)	6,319

	Total Energy	79,037

	Financials — 18.3%
	Banks — 8.4%
1,464	Bank of America Corp.	35,313
457	Citigroup, Inc.	31,311
65	First Republic Bank	6,521
552	Wells Fargo & Co.	29,757

		102,902

	Capital Markets — 4.9%
33	BlackRock, Inc.	14,167
23	Goldman Sachs Group, Inc. (The)	5,160
234	Intercontinental Exchange, Inc.	15,631
527	Morgan Stanley	24,724

		59,682

	Consumer Finance — 0.8%
53	Capital One Financial Corp.	4,525
88	Discover Financial Services	5,368

		9,893

	Insurance — 4.2%
154	American International Group, Inc.	10,060
190	Chubb Ltd.	27,896
110	Hartford Financial Services Group, Inc. (The)	6,033
138	MetLife, Inc.	7,596

		51,585

	Total Financials	224,062

	Health Care — 15.9%
	Biotechnology — 2.8%
39	Biogen, Inc. (a)	11,429
22	Bioverativ, Inc. (a)	1,372
97	Celgene Corp. (a)	13,103
55	Vertex Pharmaceuticals, Inc. (a)	8,332

		34,236

	Health Care Equipment & Supplies — 1.9%
375	Boston Scientific Corp. (a)	9,975
98	Danaher Corp.	8,010
42	Zimmer Biomet Holdings, Inc.	5,083

		23,068

	Health Care Providers & Services — 4.4%
23	Humana, Inc.	5,393
249	UnitedHealth Group, Inc.	47,824

		53,217

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Life Sciences Tools & Services — 0.6%
124	Agilent Technologies, Inc.	7,384

	Pharmaceuticals — 6.2%
80	Allergan plc	20,179
247	Bristol-Myers Squibb Co.	14,062
152	Eli Lilly & Co.	12,589
125	Merck & Co., Inc.	8,004
650	Pfizer, Inc.	21,544

		76,378

	Total Health Care	194,283

	Industrials — 9.3%
	Aerospace & Defense — 0.3%
19	General Dynamics Corp.	3,652

	Airlines — 1.1%
102	Southwest Airlines Co.	5,640
123	United Continental Holdings, Inc. (a)	8,326

		13,966

	Building Products — 1.6%
92	Allegion plc	7,474
330	Masco Corp.	12,569

		20,043

	Commercial Services & Supplies — 0.8%
148	Waste Connections, Inc., (Canada)	9,591

	Industrial Conglomerates — 4.1%
536	General Electric Co.	13,734
268	Honeywell International, Inc.	36,527

		50,261

	Machinery — 1.4%
121	Stanley Black & Decker, Inc.	17,080

	Total Industrials	114,593

	Information Technology — 27.2%
	Internet Software & Services — 7.0%
30	Alphabet, Inc., Class A (a)	28,773
33	Alphabet, Inc., Class C (a)	30,935
157	Facebook, Inc., Class A (a)	26,548

		86,256

	IT Services — 5.2%
65	Accenture plc, Class A	8,403
192	Fidelity National Information Services, Inc.	17,531
157	Mastercard, Inc., Class A	20,127
119	Visa, Inc., Class A	11,888
57	WEX, Inc. (a)	6,162

		64,111

SHARES	SECURITY DESCRIPTION	VALUE($)
	Semiconductors & Semiconductor Equipment — 6.0%
73	Analog Devices, Inc.	5,744
219	Broadcom Ltd.	54,081
56	Microchip Technology, Inc.	4,486
111	Texas Instruments, Inc.	9,049

		73,360

	Software — 5.2%
122	Adobe Systems, Inc. (a)	17,921
630	Microsoft Corp.	45,773

		63,694

	Technology Hardware, Storage & Peripherals — 3.8%
308	Apple, Inc.	45,883

	Total Information Technology	333,304

	Materials — 2.7%
	Chemicals — 2.0%
278	Dow Chemical Co. (The)	17,843
77	EI du Pont de Nemours & Co.	6,289

		24,132

	Construction Materials — 0.7%
39	Martin Marietta Materials, Inc.	8,719

	Total Materials	32,851

	Utilities — 1.3%
	Multi-Utilities — 1.3%
156	CMS Energy Corp.	7,195
354	NiSource, Inc.	9,228

	Total Utilities	16,423

	Total Common Stocks (Cost $640,031)	1,213,435

Short-Term Investment — 1.0%
	Investment Company — 1.0%
12,181	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.860% (b) (l) (Cost $12,181)	12,181

	Total Investments — 100.0% (Cost $652,212)	1,225,616
	Liabilities in Excess of Other Assets — 0.0% (g)	(389)

	NET ASSETS — 100.0%	$1,225,227

Percentages indicated are based on net assets.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$574,242
Aggregate gross unrealized depreciation	(838)

Net unrealized appreciation/depreciation	$573,404

Federal income tax cost of investments	$652,212

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,225,616	$—	$—	$1,225,616

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2017.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — 1.7%
	New York — 0.8%
	General Obligation — 0.8%
12,500	City of New York, Fiscal Year 2006, Series I, Sub Series I-4, GO, VRDO, LOC: TD Bank NA, 0.590%, 08/01/17	12,500

	Texas — 0.9%
	Industrial Development Revenue/Pollution Control Revenue — 0.9%
12,500	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 0.600%, 08/01/17	12,500

	Total Daily Demand Notes (Cost $25,000)	25,000

Municipal Bonds — 92.5% (t)
	Alabama — 0.6%
	Transportation — 0.6%
	Alabama Federal Aid Highway Finance Authority,
3,900	Series A, Rev., 5.000%, 09/01/30	4,787
3,500	Series A, Rev., 5.000%, 09/01/31	4,269

	Total Alabama	9,056

	Alaska — 1.1%
	Other Revenue — 1.1%
13,490	Borough of Matanuska-Susitna, Goose Creek Correctional Center Project, Rev., 5.250%, 09/01/29	15,763

	Arizona — 3.1%
	General Obligation — 0.1%
1,400	City of Goodyear, GO, AGM, 6.000%, 07/01/19	1,465

	Other Revenue — 0.2%
	Phoenix Civic Improvement Corp., Senior Lien,
1,085	Series C, Rev., 5.000%, 07/01/22	1,238
1,000	Series C, Rev., 5.000%, 07/01/24	1,139

		2,377

	Prerefunded — 2.7%
33,840	Arizona State Transportation Board,
	Series A, Rev., GAN, 5.250%, 07/01/20 (p)	37,922
3,000	Arizona State Transportation Board, Maricopa County Regional Area Road, Rev., 5.000%, 07/01/20 (p)	3,340

		41,262

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Utility — 0.1%
1,500	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.000%, 01/01/22	1,587

	Total Arizona	46,691

	Arkansas — 0.1%
	Prerefunded — 0.0% (g)
710	City of Fort Smith, Water & Sewer, Rev., AGM, 5.000%, 10/01/18 (p)	743

	Water & Sewer — 0.1%
1,105	City of Fort Smith, Water & Sewer, Rev., AGM, 5.000%, 10/01/22	1,156

	Total Arkansas	1,899

	California — 17.7%
	Certificate of Participation/Lease — 0.0% (g)
80	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/31	92

	Education — 1.0%
3,000	California State University, Systemwide, Series A, Rev., 5.000%, 11/01/24	3,713
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University, Rev., AMBAC, 5.500%, 08/01/20	2,789
2,910	Simi Valley School Financing Authority, Unified School District, Rev., AGM, 5.000%, 08/01/21	2,968
5,000	University of California, Series AF, Rev., 5.000%, 05/15/27	5,960

		15,430

	General Obligation — 6.7%
5,775	Arcadia Unified School District, County of Los Angeles, GO, 4.000%, 08/01/41	6,115
1,490	Carlsbad Unified School District, Series B, GO, Zero Coupon, 05/01/19	1,461
750	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/26	497
	Contra Costa Community College District,
2,115	GO, 5.000%, 08/01/21	2,438
1,000	GO, 5.000%, 08/01/22	1,152
1,000	GO, 5.000%, 08/01/24	1,149
145	Los Angeles Community College District, Election of 2008, Series G, GO, 4.000%, 08/01/39	153
	Los Angeles Unified School District,
4,850	Series A, GO, 5.000%, 07/01/26	6,110
2,350	Series A, GO, 5.000%, 07/01/27	2,979

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
10,010	Series B, GO, 5.000%, 07/01/26	12,610
9,000	Series C, GO, 5.000%, 07/01/26	10,924
5,000	Series D, GO, 5.250%, 07/01/24	5,411
	Murrieta Valley Unified School District,
550	GO, AGM, 5.000%, 09/01/22	649
725	GO, AGM, 5.000%, 09/01/23	871
	San Diego Unified School District, Election of 1998,
3,800	Series C-2, GO, AGM, 5.500%, 07/01/24	4,812
1,000	Series F-1, GO, AGM, 5.250%, 07/01/28	1,275
1,000	State Center Community College District, GO, 5.000%, 08/01/24	1,178
	State of California, Various Purpose,
5,000	GO, 5.000%, 04/01/20	5,342
10,370	GO, 5.000%, 08/01/30	12,289
5,000	GO, 5.500%, 04/01/18	5,158
5,000	GO, 5.500%, 04/01/21	5,385
5,000	GO, 5.625%, 04/01/26	5,391
6,600	GO, 6.500%, 04/01/33	7,223

		100,572

	Hospital — 0.2%
1,000	California Health Facilities Financing Authority, Kaiser Permanente, Series A, Sub Series A-2, Rev., 4.000%, 11/01/38	1,056
1,750	California Municipal Finance Authority, Community Medical Centers, Series A, Rev., 5.000%, 02/01/31	2,028

		3,084

	Other Revenue — 0.4%
4,950	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A, Rev., 5.000%, 06/01/34	5,726
	San Francisco Bay Area Rapid Transit District, Sales Tax,
175	Series A, Rev., 5.000%, 07/01/24	215
395	Series A, Rev., 5.000%, 07/01/25	492
225	Series A, Rev., 5.000%, 07/01/26	278

		6,711

	Prerefunded — 2.1%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/18 (p)	2,096
3,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/18 (p)	3,723

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Prerefunded — continued
2,070	California State Department of Water Resources, Power Supply, Series H, Rev., AGM-CR, 5.000%, 05/01/18 (p)	2,135
8,700	California State Public Works Board, University of California, Series H, Rev., 5.000%, 09/01/23 (p)	10,567
2,695	Center Unified School District, Election of 1991, GO, NATL-RE, Zero Coupon, 08/01/17 (p)	1,756
15	City of Los Angeles, Department of Water & Power, Power System, Series A, Rev., 5.000%, 01/01/23 (p)	18
200	Simi Valley School Financing Authority, Unified School District, Rev., AGM, 5.000%, 08/01/17 (p)	204
10,285	University of California, Series O, Rev., 5.750%, 05/15/19 (p)	11,171

		31,670

	Transportation — 0.6%
	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges, First Lien,
340	Series A, Rev., AGM, 5.000%, 07/01/22 (p)	402
2,315	Series A, Rev., FGIC, 5.000%, 07/01/25 (p)	2,893
	San Joaquin County Transportation Authority, Measure K,
2,285	Rev., 5.000%, 03/01/29	2,828
2,000	Rev., 5.000%, 03/01/30	2,448

		8,571

	Utility — 5.7%
	City of Los Angeles, Department of Water & Power, Power System,
2,500	Series A, Rev., 5.000%, 07/01/23	3,008
1,010	Series A, Rev., 5.000%, 07/01/30	1,177
2,050	Series A, Rev., 5.000%, 07/01/31	2,489
2,550	Series A, Rev., 5.000%, 07/01/32	3,080
5,000	Series A, Rev., 5.000%, 07/01/33	6,010
10,710	Series A, Rev., 5.000%, 07/01/34	12,825
25,385	Series B, Rev., 5.000%, 07/01/28	30,207
8,580	Series B, Rev., 5.000%, 07/01/29	10,568
2,100	Series B, Rev., 5.000%, 07/01/31	2,460
1,925	Series B, Rev., 5.000%, 07/01/32	2,245
3,300	Series D, Rev., 5.000%, 07/01/32	3,887
5,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	5,594

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility –– continued
1,290	Sacramento Municipal Utility District Financing Authority, Cosumnes Project, Rev., 5.000%, 07/01/28	1,554

		85,104

	Water & Sewer — 1.0%
450	City of Los Angeles, Wastewater System, Series B, Rev., 5.000%, 06/01/19	484
4,750	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	4,255
2,545	Metropolitan Water District Southern Water Works, Series A, Rev., 5.000%, 10/01/25	2,983
6,000	San Diego County Water Authority, Series A, Rev., 5.000%, 05/01/30	7,059

		14,781

	Total California	266,015

	Colorado — 2.1%
	General Obligation — 1.8%
4,250	Dawson Ridge Metropolitan District No.1, Series A, GO, Zero Coupon, 10/01/22 (p)	3,927
	Douglas County School District No. Re-1, Douglas & Elbert Counties,
6,950	GO, 5.250%, 12/15/23	8,488
2,345	GO, 5.250%, 12/15/25	2,937
10,000	Jefferson County School District No. R-1, GO, 5.000%, 12/15/22	11,843

		27,195

	Prerefunded — 0.3%
2,170	Colorado Higher Education, COP, 5.500%, 11/01/18 (p)	2,293
1,225	Platte River Power Authority, Series HH, Rev., 5.000%, 06/01/19 (p)	1,315

		3,608

	Total Colorado	30,803

	Connecticut — 0.7%
	General Obligation — 0.6%
200	City of Greenwich, GO, 5.000%, 06/01/20	207
8,200	State of Connecticut, Series E, GO, 5.000%, 08/15/30	9,145

		9,352

	Water & Sewer — 0.1%
	South Central Regional Water Authority, Water System Revenue,
250	Series A, Rev., NATL-RE, 5.250%, 08/01/19	271

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Water & Sewer — continued
1,290	Series A, Rev., NATL-RE, 5.250%, 08/01/20	1,446

		1,717

	Total Connecticut	11,069

	Delaware — 0.2%
	Education — 0.1%
1,000	University of Delaware, Series B, Rev., 5.000%, 11/01/21	1,087

	General Obligation — 0.1%
1,000	State of Delaware, Series C, GO, 5.000%, 03/01/21	1,138

	Total Delaware	2,225

	District of Columbia — 1.8%
	General Obligation — 0.2%
	District of Columbia,
290	Series A, GO, 5.000%, 06/01/29	358
400	Series A, GO, 5.000%, 06/01/30	491
600	Series A, GO, 5.000%, 06/01/31	731
620	Series A, GO, 5.000%, 06/01/32	751
950	Series A, GO, 5.000%, 06/01/33	1,146

		3,477

	Special Tax — 0.2%
2,000	District of Columbia, Income Tax, Series A, Rev., 5.000%, 12/01/20	2,254

	Transportation — 0.6%
7,920	Washington Metropolitan Area Transit Authority, Series A-1, Rev., 5.000%, 07/01/29	9,712

	Water & Sewer — 0.8%
	District of Columbia Water & Sewer Authority, Sub Lien,
5,000	Series C, Rev., 5.000%, 10/01/25	5,857
5,000	Series C, Rev., 5.000%, 10/01/29	5,809

		11,666

	Total District of Columbia	27,109

	Florida — 2.8%
	General Obligation — 2.8%
	Florida State Board of Education, Public Education Capital Outlay,
5,090	Series A, GO, 5.000%, 06/01/24	5,693
32,375	Series D, GO, 5.000%, 06/01/25	36,928

	Total Florida	42,621

	Georgia — 3.9%
	General Obligation — 2.5%
	State of Georgia,
300	Series B, GO, 5.000%, 07/01/20	334

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
1,000	Series B, GO, 5.750%, 08/01/17	1,000
13,820	Series C, GO, 5.000%, 07/01/26	17,442
3,960	Series E, GO, 5.000%, 12/01/25	4,965
11,510	Series F, GO, 5.000%, 07/01/26	14,526

		38,267

	Transportation — 0.5%
6,000	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/21	6,757

	Water & Sewer — 0.9%
6,895	Cobb County, Water & Sewer, Rev., 5.000%, 07/01/22	7,407
5,000	Fulton County, Water & Sewerage, Rev., 5.000%, 01/01/23	5,636
125	Henry County Water & Sewerage Authority, Rev., 5.000%, 02/01/29	143

		13,186

	Total Georgia	58,210

	Idaho — 0.6%
	Prerefunded — 0.6%
8,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18 (p)	8,532

	Illinois — 0.8%
	General Obligation — 0.0% (g)
140	Du Page & Will Counties Community School District No. 204 Indian Prairie, School Building, Series F, GO, AGM-CR, FGIC, 6.250%, 12/30/21	169
625	Village of Schaumburg, Series A, GO, 4.000%, 12/01/20	680

		849

	Other Revenue — 0.2%
	City of Chicago, Motor Fuel Tax,
75	Rev., 5.000%, 01/01/20	77
200	Rev., 5.000%, 01/01/21	205
105	Rev., 5.000%, 01/01/22	108
3,000	City of Chicago, Sales Tax, Rev., AGM, 5.000%, 01/01/18	3,035

		3,425

	Prerefunded — 0.1%
1,125	City of Chicago, Wastewater Transmission, Series A, Rev., BHAC-CR, 5.250%, 01/01/18 (p)	1,146

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Transportation — 0.3%
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/22	3,528
750	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	936

		4,464

	Water & Sewer — 0.2%
	City of Chicago, Water Revenue, Second Lien Project,
1,000	Rev., 5.000%, 11/01/21	1,120
400	Rev., 5.000%, 11/01/22	454
1,000	Rev., 5.000%, 11/01/29	1,114

		2,688

	Total Illinois	12,572

	Indiana — 1.3%
	Other Revenue — 1.0%
1,110	Fort Wayne Redevelopment Authority, Lease Rental, Harrison Square Project, Rev., 5.000%, 02/01/26	1,316
9,870	Indiana Finance Authority, Revolving Fund, Series A, Rev., 5.000%, 02/01/26	11,331
1,750	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/22	1,913

		14,560

	Utility — 0.3%
4,050	Indianapolis Local Public Improvement Bond Bank, Stormwater Project, Series D, Rev., 5.000%, 01/01/26	4,698

	Water & Sewer — 0.0% (g)
	City of Evansville, Waterworks District,
325	Series B, Rev., 5.000%, 01/01/22	371
375	Series B, Rev., 5.000%, 01/01/23	428

		799

	Total Indiana	20,057

	Iowa — 0.4%
	Other Revenue — 0.4%
5,440	Iowa Finance Authority, State Revolving Fund, Rev., 5.000%, 08/01/26	6,232

	Kentucky — 1.0%
	Education — 0.1%
1,190	Meade Country School District Finance Corp., School Building, Rev., 5.000%, 09/01/26	1,436

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.5%
7,145	Kentucky State Property & Buildings Commission, Project No. 89, Rev., AGM, 5.000%, 11/01/18 (p)	7,510

	Transportation — 0.4%
5,185	Kentucky Turnpike Authority, Revitalization Projects, Series A, Rev., 5.000%, 07/01/28	5,879

	Total Kentucky	14,825

	Louisiana — 0.8%
	Housing — 0.2%
3,270	Louisiana Public Facilities Authority, Multi-Family Housing, CR, Series A, Rev., Zero Coupon, 02/01/20 (p)	3,169

	Other Revenue — 0.5%
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, LCTCS Act 360 Project, Rev., 5.000%, 10/01/32	3,470
4,375	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	4,252

		7,722

	Utility — 0.1%
1,250	City of Alexandria, Utilities, Series A, Rev., 5.000%, 05/01/43	1,399

	Total Louisiana	12,290

	Massachusetts — 4.9%
	General Obligation — 1.8%
	Commonwealth of Massachusetts,
9,000	Series A, GO, 5.250%, 08/01/19	9,761
200	Series C, GO, AGM, 5.500%, 12/01/22	243
	Commonwealth of Massachusetts, Consolidated Loan of 2014,
5,000	Series C, GO, 4.000%, 07/01/31	5,326
2,500	Series C, GO, 5.000%, 07/01/23	2,935
6,875	Series F, GO, 5.000%, 11/01/26	8,107

		26,372

	Other Revenue — 0.6%
7,420	Massachusetts School Building Authority, Dedicated Sales Tax, Series B, Rev., 5.000%, 08/15/30	8,614

	Prerefunded — 1.1%
13,300	Commonwealth of Massachusetts, Consolidated Loan of 2014, Series F, GO, 5.000%, 11/01/22 (p)	15,788

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Transportation — 0.8%
10,000	Massachusetts Bay Transportation Authority, Series A, Rev., 5.250%, 07/01/27	12,709

	Water & Sewer — 0.6%
8,280	Massachusetts Clean Water Trust (The), Green Bond, Series 20, Rev., 5.000%, 02/01/36	9,694

	Total Massachusetts	73,177

	Michigan — 1.2%
	General Obligation — 0.2%
2,000	Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/24	2,253

	Other Revenue — 0.1%
1,240	State of Michigan, Trunk Line Fund, Rev., 5.000%, 11/15/28	1,418

	Prerefunded — 0.3%
4,170	University of Michigan, Series A, Rev., 5.000%, 04/01/19 (p)	4,448

	Water & Sewer — 0.6%
8,545	City of Grand Rapids, Sanitary Sewer System, Series A, Rev., AGM-CR, BHAC-CR, FGIC, 5.500%, 01/01/22	9,468

	Total Michigan	17,587

	Minnesota — 1.4%
	General Obligation — 0.7%
775	Olmsted County, Crossover, Series A, GO, 5.000%, 02/01/21	878
8,275	State of Minnesota, Various Purpose, Series F, GO, 5.000%, 08/01/20	9,234

		10,112

	Other Revenue — 0.7%
9,705	State of Minnesota, General Fund Refunding Appropriation, Series B, Rev., 5.000%, 03/01/25	11,228

	Total Minnesota	21,340

	Missouri — 0.8%
	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
365	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.000%, 07/01/25	411

	Other Revenue — 0.5%
6,620	Kansas City Industrial Development Authority, Downtown Redevelopment District, Series A, Rev., 5.000%, 09/01/21	7,458

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
20	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Rev., 5.000%, 01/01/20 (p)	22

	Transportation — 0.3%
4,060	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.000%, 05/01/20	4,346

	Water & Sewer — 0.0% (g)
15	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Rev., 5.000%, 01/01/19 (p)	16

	Total Missouri	12,253

	Nebraska — 0.4%
	Utility — 0.4%
5,000	Omaha Public Power District, Electric System, Series A, Rev., 4.000%, 02/01/32	5,324

	New Hampshire — 0.3%
	Prerefunded — 0.3%
4,505	New Hampshire Municipal Bond Bank, Series E, Rev., 5.000%, 01/15/20 (p)	4,933

	New Jersey — 2.2%
	Education — 1.3%
	New Jersey Economic Development Authority, School Facilities Construction,
10,000	Series PP, Rev., 5.000%, 06/15/29	10,460
3,500	Series XX, Rev., 5.000%, 06/15/19	3,666
5,145	Series XX, Rev., 5.000%, 06/15/21	5,514

		19,640

	General Obligation — 0.2%
850	North Brunswick Township Board of Education, GO, 5.000%, 07/15/22	951
	Township of Woodbridge,
1,100	GO, 5.000%, 07/15/22	1,221
1,200	GO, 5.000%, 07/15/23	1,331

		3,503

	Transportation — 0.6%
2,500	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/36	2,602
5,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., AMBAC, 5.250%, 12/15/22	5,540

		8,142

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Water & Sewer — 0.1%
1,995	Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation, Series B, Rev., AGM, Zero Coupon, 12/01/20	1,894

	Total New Jersey	33,179

	New Mexico — 0.9%
	Other Revenue — 0.8%
	New Mexico Finance Authority, Senior Lien Public Project,
1,625	Series B, Rev., 5.000%, 06/01/22	1,679
1,690	Series B, Rev., 5.000%, 06/01/23	1,746
1,820	Series B, Rev., 5.000%, 06/01/25	1,879
1,965	Series B, Rev., 5.000%, 06/01/27	2,028
4,200	Series C, Rev., 5.000%, 06/01/22	4,785

		12,117

	Transportation — 0.1%
1,385	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,557

	Total New Mexico	13,674

	New York — 20.8%
	Education — 0.4%
	Monroe County IDA, School Facility, Modernization Project,
1,470	Series 2017, Rev., 5.000%, 05/01/29	1,801
2,100	Series 2017, Rev., 5.000%, 05/01/30	2,559
1,440	Series 2017, Rev., 5.000%, 05/01/31	1,743

		6,103

	General Obligation — 1.2%
5,000	City of New York, Fiscal Year 2010, Series E, GO, 5.000%, 08/01/23	5,401
	City of New York, Fiscal Year 2013,
6,085	Series D, GO, 5.000%, 08/01/28	7,096
4,050	Series F, Sub Series F-1, GO, 5.000%, 03/01/30	4,717

		17,214

	Hospital — 0.0% (g)
510	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., AGM, 5.000%, 02/15/18	512

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.7%
9,475	New York Liberty Development Corp., World Trade Centrer Projects, Class 1, Rev., 5.000%, 09/15/30	10,923

	Other Revenue — 7.5%
	Hudson Yards Infrastructure Corp.,
2,000	Series A, Rev., 5.000%, 02/15/32	2,386
1,500	Series A, Rev., 5.000%, 02/15/33	1,782
6,750	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007, Series S-2, Rev., NATL-RE, 5.000%, 01/15/22	6,766
3,745	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/21	4,083
9,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series D, Sub Series D-1, Rev., 5.000%, 11/01/31	10,274
10,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Sub Series F-1, Rev., 5.000%, 02/01/31	11,566
10,000	New York Convention Center Development Corp., Hotel Unit Fee Secured, Rev., AGM-CR, Zero Coupon, 11/15/52	2,474
7,875	New York Local Government Assistance Corp., Sub Lien, Series A-5/6, Rev., 5.500%, 04/01/19	8,474
8,500	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	9,152
	New York State Dormitory Authority, State Sales Tax,
3,000	Series A, Rev., 5.000%, 03/15/28	3,612
5,000	Series A, Rev., 5.000%, 03/15/29	5,992
5,000	Series A, Rev., 5.000%, 03/15/30	6,135
1,000	Series A, Rev., 5.000%, 03/15/33	1,170
4,225	Series A, Rev., 5.000%, 03/15/34	4,916
	New York State Urban Development Corp., Service Contract,
15,000	Series B, Rev., 5.250%, 01/01/25	15,596
5,000	Series D, Rev., 5.500%, 01/01/19	5,318
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
1,800	Series A, Rev., 5.000%, 10/15/28	2,192
7,500	Series A, Rev., 5.000%, 10/15/29	9,061
1,850	Series A, Rev., 5.000%, 10/15/31	2,218

		113,167

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Prerefunded — 1.6%
805	Metropolitan Transportation Authority, Series C, Rev., 6.500%, 11/15/18 (p)	863
350	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series CC, Rev., 5.000%, 06/15/18 (p)	363
5	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/19 (p)	5
	New York State Dormitory Authority, State Personal Income Tax, Education,
10,000	Series A, Rev., 5.000%, 03/15/18 (p)	10,258
4,000	Series A, Rev., 5.000%, 03/15/19 (p)	4,260
4,395	New York State Dormitory Authority, University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/18 (p)	4,561
1,000	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.000%, 12/15/17 (p)	1,016
1,865	Triborough Bridge & Tunnel Authority, Series A-2, Rev., 5.000%, 11/15/18 (p)	1,963

		23,289

	Special Tax — 2.5%
7,250	New York State Dormitory Authority, State Personal Income Tax, Series C, Rev., 5.000%, 03/15/31	8,465
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
12,500	Series C, Rev., 5.000%, 03/15/33	14,537
3,500	Series C, Rev., 5.000%, 03/15/41	3,899
10,000	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.000%, 03/15/26	11,175

		38,076

	Transportation — 3.8%
	Metropolitan Transportation Authority,
1,500	Series A, Rev., 5.000%, 11/15/41	1,691
195	Series C, Rev., 6.500%, 11/15/28	209
5,000	Sub Series C-1, Rev., 5.250%, 11/15/28	6,111
2,530	New York Transportation Development Corp., Special Facilities, Laguardia Airport Terminal B Redevelopment Project, Series A, Rev., AMT, 4.000%, 07/01/31	2,625

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
	Port Authority of New York & New Jersey, Consolidated,
2,965	Rev., 5.000%, 05/01/34	3,254
2,000	Rev., 5.000%, 05/01/35	2,194
6,500	Rev., 5.000%, 10/15/41	7,547
3,105	Triborough Bridge & Tunnel Authority, Series A-2, Rev., 5.000%, 11/15/28	3,265
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
25,000	Series A, Rev., 5.000%, 01/01/26	28,911
1,250	Series B, Rev., 5.000%, 11/15/31	1,465

		57,272

	Utility — 0.7%
	Utility Debt Securitization Authority,
4,000	Series TE, Rev., 5.000%, 12/15/28	4,763
4,250	Series TE, Rev., 5.000%, 12/15/41	4,923

		9,686

	Water & Sewer — 2.4%
2,150	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series CC, Rev., 5.000%, 06/15/29	2,230
16,335	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	18,153
3,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	3,587
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects—Second Resolution,
2,750	Series A, Rev., 5.000%, 06/15/26	3,482
3,500	Series A, Rev., 5.000%, 06/15/27	4,461
3,000	Series A, Rev., 5.000%, 06/15/28	3,778

		35,691

	Total New York	311,933

	North Carolina — 0.6%
	Prerefunded — 0.6%
2,170	City of High Point, Combined Enterprise System, Rev., AGM, 5.000%, 11/01/18 (p)	2,280
5,950	Wake County, Hammond Road Detention Center, Limited Obligation, Rev., 5.000%, 06/01/19 (p)	6,389

		8,669

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Transportation — 0.0% (g)
700	North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., AGM, 5.000%, 01/01/29	836

	Total North Carolina	9,505

	Ohio — 0.8%
	Other Revenue — 0.2%
550	City of Cleveland, Parking Facilities, Rev., AGM, 5.250%, 09/15/18 (p)	577
2,235	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Series B, Rev., 5.000%, 10/01/22	2,428

		3,005

	Prerefunded — 0.4%
4,750	City of Columbus, Series 1, GO, 5.000%, 07/01/23 (p)	5,727
670	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/17 (p)	677

		6,404

	Water & Sewer — 0.2%
	Northeast Ohio Regional Sewer District, Wastewater Improvement,
555	Rev., 5.000%, 11/15/25	673
1,500	Rev., 5.000%, 11/15/27	1,798

		2,471

	Total Ohio	11,880

	Oklahoma — 0.6%
	Transportation — 0.5%
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
3,000	Series A, Rev., 5.000%, 01/01/22	3,382
2,000	Series A, Rev., 5.000%, 01/01/24	2,254
2,000	Series A, Rev., 5.000%, 01/01/38	2,326

		7,962

	Water & Sewer — 0.1%
1,380	Oklahoma City Water Utilities Trust, Water & Sewer System, Rev., 5.000%, 07/01/27	1,638

	Total Oklahoma	9,600

	Oregon — 1.8%
	General Obligation — 0.8%
	Linn & Benton Counties, School District No. 8J, Greater Albany,
1,725	GO, 5.000%, 06/15/29	2,127

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
500	GO, 5.000%, 06/15/30	612
1,180	GO, 5.000%, 06/15/31	1,435
1,765	GO, 5.000%, 06/15/32	2,135
4,000	GO, 5.000%, 06/15/33	4,816
100	Marion County, GO, AMBAC, 5.500%, 06/01/23	122

		11,247

	Other Revenue — 0.1%
1,500	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/27	1,758

	Prerefunded — 0.7%
	Oregon State Department of Administrative Services,
6,965	Series A, COP, 5.000%, 05/01/19 (p)	7,448
3,425	Series A, COP, 5.000%, 05/01/19 (p)	3,666

		11,114

	Water & Sewer — 0.2%
2,180	City of Portland, Sewer System, Second Lien, Series B, Rev., 4.000%, 10/01/36	2,326

	Total Oregon	26,445

	Pennsylvania — 0.7%
	General Obligation — 0.3%
4,195	Commonwealth of Pennsylvania, Third Series, GO, 5.375%, 07/01/21	4,825

	Prerefunded — 0.4%
3,225	Pennsylvania State University, Series A, Rev., 5.000%, 03/01/19 (p)	3,429
1,860	Red Lion Area School District, GO, AGM, 5.000%, 05/01/18 (p)	1,917

		5,346

	Total Pennsylvania	10,171

	Rhode Island — 0.1%
	Education — 0.0% (g)
655	Rhode Island Health & Educational Building Corp., Brown University, Series A, Rev., 5.000%, 09/01/25	749

	General Obligation — 0.1%
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/24	1,199

	Total Rhode Island	1,948

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	South Carolina — 0.7%
	Prerefunded — 0.1%
2,220	City of Charleston, Waterworks & Sewer System, Series A, Rev., 5.000%, 01/01/19 (p)	2,347

	Utility — 0.5%
7,000	Piedmont Municipal Power Agency, Series A-3, Rev., AGC, 5.000%, 01/01/18	7,116

	Water & Sewer — 0.1%
1,500	City of Columbia, Rev., 5.000%, 02/01/26	1,735

	Total South Carolina	11,198

	Tennessee — 0.1%
	General Obligation — 0.1%
835	Metropolitan Government of Nashville & Davidson County, GO, 5.000%, 07/01/24	977

	Prerefunded — 0.0% (g)
195	Metropolitan Government of Nashville & Davidson County, GO, 5.000%, 07/01/22 (p)	229

	Total Tennessee	1,206

	Texas — 9.1%
	Education — 0.3%
500	University of Texas, Financing System, Series C, Rev., 5.000%, 08/15/18	522
	Waco Educational Finance Corp., Baylor University,
2,275	Series C, Rev., 5.000%, 03/01/21	2,330
1,215	Series C, Rev., 5.000%, 03/01/22	1,244

		4,096

	General Obligation — 3.5%
	Carroll Independent School District,
1,000	Series C, GO, 5.000%, 02/15/20	1,062
945	Series C, GO, 5.000%, 02/15/22	1,002
325	Series C, GO, 5.000%, 02/15/23	344
4,000	City of Houston, Public Improvement, Series A, GO, 5.000%, 03/01/30	4,634
3,150	City of Lubbock, GO, 5.000%, 02/15/25	3,783
680	City of Pflugerville, Limited Tax, GO, 5.000%, 08/01/23	794
	City of San Antonio, General Improvement,
700	GO, 5.000%, 08/01/23	802
2,000	GO, 5.000%, 08/01/24	2,288
1,500	GO, 5.000%, 08/01/24	1,718
4,735	GO, 5.000%, 08/01/26	5,412
2,735	GO, 5.000%, 08/01/27	3,127

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
4,000	Counties of Dallas, Denton, Collin and Rockwall, City of Dallas, GO, 5.000%, 02/15/29	4,548
	Crandall Independent School District,
1,150	Series A, GO, PSF-GTD, Zero Coupon, 08/15/25	942
2,140	Series A, GO, PSF-GTD, Zero Coupon, 08/15/26	1,692
2,145	Series A, GO, PSF-GTD, Zero Coupon, 08/15/27	1,631
2,105	Series A, GO, PSF-GTD, Zero Coupon, 08/15/28	1,541
	Hays County, Pass-Through Toll,
1,500	GO, 5.000%, 02/15/23	1,643
1,785	GO, 5.000%, 02/15/24	1,952
2,410	GO, 5.000%, 02/15/25	2,631
	San Jacinto Community College District,
390	GO, AMBAC, 5.000%, 02/15/20	391
2,600	GO, 5.000%, 02/15/40	2,883
	State of Texas, Water Financial Assistance,
2,500	Series A, GO, 5.000%, 08/01/20	2,606
4,340	Series A, GO, 5.000%, 08/01/21	4,522

		51,948

	Prerefunded — 3.1%
4,485	City of Garland, Series A, GO, 5.000%, 02/15/18 (p)	4,585
	Dallas Area Rapid Transit, Senior Lien,
3,000	Rev., 5.250%, 12/01/18 (p)	3,172
7,660	Series A, Rev., 5.000%, 06/01/19 (p)	8,220
1,965	Dallas County Community College District, GO, 5.000%, 02/15/19 (p)	2,087
1,830	Harlandale Independent School District, GO, AGC, 5.000%, 08/01/19 (p)	1,975
1,000	Hays County, GO, 5.000%, 02/15/20 (p)	1,095
9,055	North Texas Municipal Water District, Rev., 5.000%, 06/01/18 (p)	9,364
5,000	San Jacinto Community College District, GO, 5.000%, 02/15/19 (p)	5,309
5,000	Southwest Higher Education Authority, Inc., Southern Methodist University Project, Rev., 5.000%, 10/01/19 (p)	5,431
1,800	Tarrant County, Limited Tax, GO, 5.000%, 07/15/18 (p)	1,870
3,755	University of North Texas, Financing System, Series A, Rev., 5.000%, 04/15/19 (p)	4,012

		47,120

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Transportation — 0.8%
3,000	City of Houston, Airport System, Sub Lien, Series B, Rev., 5.000%, 07/01/26	3,405
7,660	Grand Parkway Transportation Corp., Series B, Rev., 5.250%, 10/01/51	8,895

		12,300

	Utility — 0.2%
3,000	City of San Antonio, Electric and Gas System, Rev., 5.000%, 02/01/26	3,714

	Water & Sewer — 1.2%
5,550	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	7,853
1,250	City of San Antonio, Water System Junior Lien, Series E, Rev., 5.000%, 05/15/24	1,490
	Coastal Water Authority, City of Houston Projects,
100	Rev., 4.000%, 12/15/18	104
3,315	Rev., 5.000%, 12/15/23	3,717
3,820	Texas Water Development Board, State Revolving Fund, Series A, Sub Series A-1, Rev., 5.000%, 07/15/20	4,120

		17,284

	Total Texas	136,462

	Utah — 0.6%
	Prerefunded — 0.6%
7,455	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/19 (p)	8,029
1,150	Utah State University of Agriculture & Applied Science, Rev., 5.000%, 06/01/19 (p)	1,234

	Total Utah	9,263

	Vermont — 0.4%
	Education — 0.2%
	University of Vermont & State Agricultural College,
2,115	Rev., AMBAC, 5.000%, 10/01/21	2,130
1,175	Rev., AMBAC, 5.000%, 10/01/22	1,183

		3,313

	Prerefunded — 0.2%
3,295	University of Vermont & State Agricultural College, Rev., AMBAC, 5.000%, 10/01/17 (p)	3,317

	Total Vermont	6,630

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Virginia — 2.4%
	Education — 0.7%
10,050	Virginia College Building Authority, Public Higher Education Financing Program, Series B, Rev., 5.000%, 09/01/19	10,879

	General Obligation — 1.3%
17,575	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	18,891

	Other Revenue — 0.0% (g)
25	Virginia Public Building Authority, Public Facilities, Series B-1, Rev., 5.000%, 08/01/18 (p)	26
405	Virginia Resources Authority, Pooled Financing Program, Infrastructure, Rev., 5.000%, 11/01/23	441

		467

	Prerefunded — 0.1%
205	City of Richmond, Public Improvement, Series D, GO, 5.000%, 07/15/20 (p)	229
560	Virginia Resources Authority, Pooled Financing Program, Infrastructure, Series A, Rev., 5.000%, 11/01/19 (p)	610

		839

	Utility — 0.3%
4,090	City of Richmond, Public Utility Revenue, Series A, Rev., 5.000%, 01/15/28	5,004

	Total Virginia	36,080

	Washington — 2.7%
	General Obligation — 0.3%
1,100	Snohomish County, Edmonds School District No. 15, GO, 5.000%, 12/01/33	1,279
2,000	State of Washington, Various Purpose, Series D, GO, 5.000%, 02/01/24	2,372
275	Yakima County School District No. 7, GO, 5.500%, 12/01/23	302

		3,953

	Prerefunded — 1.9%
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/19 (p)	10,803
12,400	Series R-2010A, GO, 5.000%, 01/01/19 (p)	13,114
4,415	Yakima County School District No. 7, GO, 5.500%, 12/01/19 (p)	4,873

		28,790

	Transportation — 0.4%
	Port of Seattle, Intermediate Lien,
3,750	Series B, Rev., 5.000%, 03/01/33	4,303

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Transportation — continued
1,000	Series B, Rev., 5.000%, 03/01/34	1,143

		5,446

	Water & Sewer — 0.1%
1,325	City of Seattle, Drainage & Wastewater Improvement, Rev., 5.000%, 09/01/26	1,534

	Total Washington	39,723

	Total Municipal Bonds (Cost $1,310,334)	1,389,480

Quarterly Demand Note — 0.2%
	Pennsylvania — 0.2%
	Hospital — 0.2%
3,000	Sayre Health Care Facilities Authority, Guthrie Health Issue, Rev., VAR, 1.585%, 09/01/17 (Cost $3,000)	2,917

SHARES
Short-Term Investment — 5.2%
	Investment Company — 5.2%
78,055	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.860% (b) (l) † (Cost $78,055)	78,055

	Total Investments — 99.6% (Cost $1,416,389)	1,495,452
	Other Assets in Excess of Liabilities — 0.4%	5,745

	NET ASSETS — 100.0%	$1,501,197

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.812% at termination	CPI-U at termination	10/12/19	25,000	$(4,165)
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/19	35,000	(3,159)
Barclays Bank plc	1.823% at termination	CPI-U at termination	11/08/21	25,000	139
Barclays Bank plc	2.439% at termination	CPI-U at termination	05/15/24	18,000	(1,405)
Barclays Bank plc	2.700% at termination	CPI-U at termination	09/03/44	5,000	(1,063)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/18	25,000	(1,035)
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/18	12,000	(501)
BNP Paribas	2.190% at termination	CPI-U at termination	09/03/19	13,000	(602)
BNP Paribas	2.350% at termination	CPI-U at termination	07/06/20	25,000	(1,825)
BNP Paribas	2.265% at termination	CPI-U at termination	02/06/24	25,000	(541)
BNP Paribas	2.165% at termination	CPI-U at termination	04/04/24	24,000	(424)
BNP Paribas	1.997% at termination	CPI-U at termination	11/07/26	25,000	187
Citibank NA	2.190% at termination	CPI-U at termination	09/02/19	9,000	(418)
Citibank NA	2.420% at termination	CPI-U at termination	05/24/20	25,000	(2,078)
Citibank NA	2.420% at termination	CPI-U at termination	06/30/20	50,000	(4,082)
Citibank NA	2.410% at termination	CPI-U at termination	07/01/20	50,000	(4,019)
Citibank NA	2.330% at termination	CPI-U at termination	07/06/20	50,000	(3,533)
Citibank NA	2.492% at termination	CPI-U at termination	08/27/24	22,000	(1,884)
Citibank NA	2.477% at termination	CPI-U at termination	09/02/24	15,000	(1,260)
Citibank NA	2.623% at termination	CPI-U at termination	10/07/24	14,000	(369)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/18	65,000	(3,218)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/18	50,000	(3,187)
Deutsche Bank AG, New York	2.140% at termination	CPI-U at termination	09/10/19	55,000	(2,386)
Deutsche Bank AG, New York	2.410% at termination	CPI-U at termination	06/30/20	20,000	(1,610)
Deutsche Bank AG, New York	1.823% at termination	CPI-U at termination	11/08/21	25,000	139
Deutsche Bank AG, New York	2.477% at termination	CPI-U at termination	02/21/24	40,000	(3,251)
Deutsche Bank AG, New York	2.415% at termination	CPI-U at termination	12/15/24	54,000	(851)
Deutsche Bank AG, New York	2.003% at termination	CPI-U at termination	11/07/26	25,000	172
Deutsche Bank AG, New York	2.708% at termination	CPI-U at termination	02/25/44	5,000	(1,073)
Deutsche Bank AG, New York	2.498% at termination	CPI-U at termination	10/10/44	8,000	(1,122)
Deutsche Bank AG, New York	2.000% at termination	CPI-U at termination	10/13/45	5,000	174
Goldman Sachs International	2.211% at termination	CPI-U at termination	08/29/19	20,000	(951)
Goldman Sachs International	2.185% at termination	CPI-U at termination	09/02/19	12,000	(554)
Goldman Sachs International	2.194% at termination	CPI-U at termination	09/02/19	19,000	(886)
Morgan Stanley Capital Services	2.175% at termination	CPI-U at termination	10/01/18	20,000	(901)
Morgan Stanley Capital Services	2.323% at termination	CPI-U at termination	06/23/19	20,000	(1,037)
Morgan Stanley Capital Services	2.525% at termination	CPI-U at termination	01/27/24	30,000	(2,603)
Morgan Stanley Capital Services	2.500% at termination	CPI-U at termination	02/04/24	34,000	(2,846)
Morgan Stanley Capital Services	2.673% at termination	CPI-U at termination	09/12/44	3,000	(607)
Royal Bank of Scotland	2.430% at termination	CPI-U at termination	06/28/20	25,000	(2,070)
Royal Bank of Scotland	2.423% at termination	CPI-U at termination	06/30/20	75,000	(6,152)
Royal Bank of Scotland	2.475% at termination	CPI-U at termination	03/17/24	7,000	(569)
Royal Bank of Scotland	3.556% at termination	CPI-U at termination	07/31/29	49,000	(20,275)
Royal Bank of Scotland	2.733% at termination	CPI-U at termination	02/10/44	9,000	(2,012)
Union Bank of Switzerland AG	2.170% at termination	CPI-U at termination	04/22/18	50,000	(2,441)
Union Bank of Switzerland AG	2.200% at termination	CPI-U at termination	03/09/22	10,000	(166)

					$(92,320)

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CPI-U	—	Consumer Price Index for All Urban Consumers
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
GAN	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2017.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of July 31, 2017.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of July 31, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
†	—	Approximately $2,340,000 of this investment is restricted as collateral for certain derivatives to various brokers.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,508
Aggregate gross unrealized depreciation	(445)

Net unrealized appreciation/depreciation	$79,063

Federal income tax cost of investments	$1,416,389

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$78,055	$1,417,397	$—	$1,495,452

Appreciation in Other Financial Instruments
Swaps	$—	$811	$—	$811

Depreciation in Other Financial Instruments
Swaps	$—	$(93,131)	$—	$(93,131)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the SOI for state specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2017.

B. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other. Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including inflation-linked swaps to manage inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 94.7% (t)
	California — 7.9%
	Education — 1.9%
60	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/18	61
75	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	83
25	Golden West Schools Financing Authority, Beverly Hills Unified School District, Rev., NATL-RE, FGIC, 5.250%, 08/01/23	31

		175

	General Obligation — 2.1%
165	Tustin Unified School District, School Facilities Improvement District No. 2002-1, GO, 5.000%, 08/01/31	199

	Utility — 3.9%
300	City of Los Angeles, Department of Water & Power, Power System, Series B, Rev., 5.000%, 07/01/29	369

	Total California	743

	Connecticut — 4.4%
	Water & Sewer — 4.4%
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 6.000%, 08/15/20	115
150	Series A, Rev., 6.000%, 08/15/21	179
100	Series A, Rev., 6.000%, 08/15/22	123

	Total Connecticut	417

	Florida — 7.8%
	General Obligation — 3.0%
250	Florida State Board of Education, Public Education Capital Outlay, Series D, GO, 5.000%, 06/01/25	285

	Utility — 4.0%
300	Sarasota County, Florida Utility System, Series B, Rev., 5.000%, 10/01/25	372

	Water & Sewer — 0.8%
75	City of Auburndale, Water & Sewer, Rev., AGC-ICC, AMBAC, 5.250%, 12/01/18	79

	Total Florida	736

	Georgia — 7.4%
	General Obligation — 3.3%
150	Dekalb County, Georgia Special Transportation, Parks and Greenspace and Libraries, GO, 5.000%, 12/01/26	187

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	General Obligation — continued
100	State of Georgia, Series C, GO, 5.000%, 07/01/26	126

		313

	Water & Sewer — 4.1%
250	DeKalb County, Water & Sewerage, Series B, Rev., 5.250%, 10/01/26	317
60	Jackson County Water & Sewer Authority, Series A, Rev., XLCA, 5.250%, 09/01/21	67

		384

	Total Georgia	697

	Hawaii — 0.2%
	General Obligation — 0.2%
15	County of Kauai, Series B, GO, AMT, 4.000%, 08/01/17	15

	Illinois — 0.7%
	General Obligation — 0.7%
60	City of Chicago, Series A, GO, AGM, 5.500%, 01/01/19	63

	Indiana — 1.2%
	Education — 1.2%
100	Purdue University, Student Fee, Series U, Rev., 5.250%, 07/01/21	116

	Kansas — 0.5%
	Prerefunded — 0.5%
50	Sedgwick County Unified School District No. 259 Wichita, School Building, Series A, GO, 4.500%, 10/01/18 (p)	52

	Louisiana — 0.3%
	Water & Sewer — 0.3%
25	Tangipahoa Water District, Series A, Rev., AGM, 3.000%, 11/01/18	26

	Massachusetts — 5.3%
	Transportation — 5.3%
	Massachusetts Bay Transportation Authority,
150	Series A, Rev., 5.250%, 07/01/27	191
250	Series B, Rev., 5.250%, 07/01/23	304

	Total Massachusetts	495

	Nevada — 2.5%
	Water & Sewer — 2.5%
200	Truckee Meadows Water Authority, Rev., 5.000%, 07/01/31	240

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New Jersey — 1.6%
	Transportation — 1.6%
	New Jersey Transportation Trust Fund Authority, Transportation System,
80	Series A, Rev., 5.250%, 12/15/20	86
60	Series A, Rev., 5.500%, 12/15/21	66

	Total New Jersey	152

	New Mexico — 7.2%
	Other Revenue — 2.4%
200	New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 5.000%, 06/01/22	228

	Transportation — 4.8%
250	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/24	277
150	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	168

		445

	Total New Mexico	673

	New York — 9.9%
	Education — 0.3%
30	New York State Dormitory Authority, The New School, Rev., 5.000%, 07/01/18	31

	General Obligation — 1.2%
	City of New York,
25	Sub Series E-1, GO, 5.375%, 10/15/18	26
10	Sub Series E-1, GO, 6.250%, 10/15/28	11
20	County of Tompkins, Public Improvement, Series A, GO, 4.000%, 03/01/21	22
50	Eastport South Manor Central School District, GO, 4.000%, 08/01/17	50

		109

	Other Revenue — 1.2%
110	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-5, Rev., 5.000%, 01/15/26	116

	Prerefunded — 0.3%
30	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,, Series B, Rev., 5.000%, 10/01/18 (p)	31

	Special Tax — 1.9%
150	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series C, Rev., 5.000%, 03/15/33	175

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Transportation — 5.0%
410	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., 5.000%, 01/01/26	474

	Total New York	936

	Ohio — 5.4%
	General Obligation — 1.7%
125	State of Ohio, Common Schools, Series A, GO, 5.000%, 09/15/26	157

	Prerefunded — 3.7%
25	Barberton City School District, GO, 5.250%, 06/01/18 (p)	26
250	City of Columbus, Series 1, GO, 5.000%, 07/01/23 (p)	302
20	Village of New Albany, GO, AMBAC, 5.000%, 12/01/17 (p)	20

		348

	Total Ohio	505

	Oregon — 2.9%
	General Obligation — 2.9%
215	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	270

	Pennsylvania — 1.4%
	General Obligation — 1.4%
25	Bethel Park School District, GO, 4.000%, 08/01/17	25
	Central Bucks School District,
80	Series A, GO, 4.500%, 05/15/21 (p)	90
15	Series A, GO, 5.000%, 05/15/23	17

	Total Pennsylvania	132

	South Carolina — 3.6%
	General Obligation — 3.6%
300	State of South Carolina, Series C, GO, 5.000%, 03/01/22	340

	Tennessee — 0.9%
	Prerefunded — 0.6%
50	Metropolitan Government of Nashville & Davidson County, GO, 5.000%, 01/01/18 (p)	51

	Water & Sewer — 0.3%
30	City of Knoxville, Water System, Series BB, Rev., 5.000%, 03/01/19	32

	Total Tennessee	83

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — 14.1%
	Education — 3.8%
30	Harris County Cultural Education Facilities Finance Corp., Methodist Hospital System, Series B, Rev., 5.500%, 12/01/18	31
250	Permanent University Fund - University of Texas System, Series B, Rev., 5.250%, 07/01/28	322

		353

	General Obligation — 2.9%
250	Hays County, Pass-Through Toll, GO, 5.000%, 02/15/23	274

	Prerefunded — 7.1%
355	City of Houston, Combined Utility System, First Lien, Series D, Rev., 5.000%, 11/15/21 (p)	411
30	City of Rockwall, GO, AMBAC, 5.000%, 08/01/17 (p)	30
210	Harris County, Series C, Rev., 5.000%, 08/15/19 (p)	227

		668

	Water & Sewer — 0.3%
30	North Texas Municipal Water District, Water System, Rev., 5.250%, 09/01/20	34

	Total Texas	1,329

	Utah — 2.5%
	Other Revenue — 2.5%
200	Utah Transit Authority Sales Tax, Subordinate Sales Tax, Series A, Rev., 5.000%, 06/15/29	240

	Virginia — 5.1%
	Education — 1.2%
50	University of Virginia, Rev., 4.000%, 09/01/21	56
50	Virginia College Building Authority, 21st Century College & Equipment Programs, Educational Facilities, Series E-2, Rev., 5.000%, 02/01/23	59

		115

	General Obligation — 0.6%
50	City of Alexandria, Series A, GO, 4.500%, 06/15/20	55

	Utility — 3.3%
250	City of Richmond, Public Utility Revenue, Series A, Rev., 5.000%, 01/15/25	306

	Total Virginia	476

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Washington — 1.9%
	Transportation — 1.9%
150	Central Puget Sound Regional Transportation Authority, Sales Tax & Motor Vehicle Excise Tax, Series P-1, Rev., 5.000%, 02/01/25	175

	Total Municipal Bonds (Cost $8,426)	8,911

SHARES
Short-Term Investment — 4.5%
	Investment Company — 4.5%
422	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.860% (b) (l) (Cost $422)	422

	Total Investments — 99.2% (Cost $8,848)	9,333
	Other Assets in Excess of Liabilities — 0.8%	71

	NET ASSETS — 100.0%	$9,404

Percentages indicated are based on net assets.

Inflation-Linked Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
BNP Paribas	1.695% at termination	CPI-U at termination	06/02/19	$1,250	$10
BNP Paribas	2.720% at termination	CPI-U at termination	04/01/21	5,400	(636)
BNP Paribas	2.165% at termination	CPI-U at termination	04/04/24	600	(10)
Royal Bank of Scotland	2.620% at termination	CPI-U at termination	06/28/25	1,000	(137)
Union Bank of Switzerland AG	2.275% at termination	CPI-U at termination	03/16/27	700	(16)

					$(789)

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
CPI-U	—	Consumer Price Index for All Urban Consumers
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
ICC	—	Insured Custody Certificates
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$498
Aggregate gross unrealized depreciation	(13)

Net unrealized appreciation/depreciation	$485

Federal income tax cost of investments	$8,848

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$422	$8,911	$—	$9,333

Appreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$10	$—	$10

Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(799)	$—	$(799)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for state specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2017.

B. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including inflation-linked swaps to manage inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for Over the Counter Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 28, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
September 28, 2017